GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 86.7%
Automobiles & Components — 1.2%
Adient PLC (Ireland)*	475	$ 9,243
Aptiv PLC (Jersey)*	5,217	355,904
BorgWarner, Inc.	39,474	1,321,590
Dana, Inc.	1,648	28,263
Dorman Products, Inc.*	3,569	437,809
Ford Motor Co.	236,941	2,570,810
Garrett Motion, Inc.	18,096	190,189
General Motors Co.(a)	65,881	3,242,004
Gentex Corp.	21,661	476,325
Harley-Davidson, Inc.	916	21,618
LCI Industries	4,707	429,231
Phinia, Inc.	7,570	336,789
Visteon Corp.*	4,259	397,365
		9,817,140
Capital Goods — 9.8%
3M Co.(a)	17,535	2,669,528
A. O. Smith Corp.	13,682	897,129
Alamo Group, Inc.	549	119,891
Allegion PLC (Ireland)	14,061	2,026,471
Allient, Inc.	424	15,395
Allison Transmission Holdings, Inc.	6,762	642,322
AMETEK, Inc.	7,735	1,399,726
Applied Industrial Technologies, Inc.	1,081	251,278
Argan, Inc.	688	151,690
Astec Industries, Inc.	9	375
Astronics Corp.*	22,558	755,242
Axon Enterprise, Inc.*	2,312	1,914,197
Carrier Global Corp.(a)	69,254	5,068,700
Core & Main, Inc., Class A*	3,045	183,766
Crane Co.	1,699	322,623
Cummins, Inc.	3,837	1,256,618
Deere & Co.	2,870	1,459,366
DNOW, Inc.*	7,900	117,157
Dover Corp.	6,856	1,256,225
Enpro, Inc.	1,449	277,556
Esab Corp.	2,249	271,117
Fortive Corp.	14,603	761,254
GE Vernova, Inc.	3,663	1,938,276
Generac Holdings, Inc.*	10,448	1,496,258
General Electric Co.(a)	15,750	4,053,893
Graco, Inc.	4,309	370,445
Griffon Corp.	5,747	415,910
Hayward Holdings, Inc.*	103,425	1,427,265
HEICO Corp.	815	267,320
Helios Technologies, Inc.	2,626	87,630
Honeywell International, Inc.	2,089	486,486
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Howmet Aerospace, Inc.	5,552	$ 1,033,394
IDEX Corp.	79	13,870
Illinois Tool Works, Inc.	4,511	1,115,345
Ingersoll Rand, Inc.	14,614	1,215,593
Janus International Group, Inc.*	12,335	100,407
Johnson Controls International PLC (Ireland)	8,163	862,176
Leonardo DRS, Inc.	23,558	1,094,976
Lockheed Martin Corp.(a)	17,716	8,204,988
Masco Corp.	8,785	565,403
MasTec, Inc.(a)*	7,388	1,259,137
Mercury Systems, Inc.*	12,352	665,279
Microvast Holdings, Inc.*	247,065	896,846
Middleby Corp. (The)*	3,268	470,592
MRC Global, Inc.*	16,134	221,197
Mueller Water Products, Inc., Class A	55,060	1,323,642
MYR Group, Inc.*	2,349	426,226
NEXTracker, Inc., Class A*	47,195	2,565,992
NuScale Power Corp.*	17,616	696,889
nVent Electric PLC (Ireland)	23,352	1,710,534
Otis Worldwide Corp.	5,939	588,080
Owens Corning	5,568	765,711
Parker-Hannifin Corp.	219	152,965
Pentair PLC (Ireland)	4,525	464,537
Powell Industries, Inc.	2,267	477,090
Primoris Services Corp.	18,392	1,433,473
Quanta Services, Inc.	2,588	978,471
REV Group, Inc.	17,791	846,674
Rocket Lab Corp.(a)*	130,405	4,664,587
RTX Corp.	3,720	543,194
Rush Enterprises, Inc., Class A	17,521	902,507
Sensata Technologies Holding PLC (United Kingdom)	63,563	1,913,882
Shoals Technologies Group, Inc., Class A*	20,531	87,257
Snap-on, Inc.	4,969	1,546,253
SPX Technologies, Inc.*	412	69,084
Stanley Black & Decker, Inc.	12,039	815,642
Sterling Infrastructure, Inc.*	208	47,992
Stratasys Ltd. (Israel)*	353	4,049
Textron, Inc.	13,817	1,109,367
Tutor Perini Corp.*	25,085	1,173,476
United Rentals, Inc.	1,602	1,206,947
V2X, Inc.*	9,488	460,642
Valmont Industries, Inc.	4,704	1,536,185

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Watts Water Technologies, Inc., Class A	341	$ 83,849
WillScot Holdings Corp.	54,624	1,496,698
Worthington Enterprises, Inc.	8,723	555,132
WW Grainger, Inc.	1,889	1,965,013
Xylem, Inc.	193	24,966
Zurn Elkay Water Solutions Corp.	8,202	299,947
		83,017,265
Commercial & Professional Services — 2.6%
Automatic Data Processing, Inc.(a)	8,537	2,632,811
Broadridge Financial Solutions, Inc.	3,986	968,718
Cintas Corp.(a)	3,007	670,170
Clean Harbors, Inc.*	1,329	307,238
Concentrix Corp.	336	17,759
Copart, Inc.*	25,729	1,262,522
CSG Systems International, Inc.	13,069	853,536
Driven Brands Holdings, Inc.*	22,839	401,053
Equifax, Inc.	569	147,582
Exponent, Inc.	7,136	533,131
GFL Environmental, Inc. (Canada)	21,175	1,068,490
Healthcare Services Group, Inc.*	18,658	280,430
Huron Consulting Group, Inc.*	8,299	1,141,444
Jacobs Solutions, Inc.(a)	11,367	1,494,192
KBR, Inc.	13,200	632,808
Korn Ferry	7,929	581,434
Leidos Holdings, Inc.	5,436	857,583
Paycom Software, Inc.	2,033	470,436
Pitney Bowes, Inc.	63,956	697,760
Republic Services, Inc.(a)	5,376	1,325,775
Robert Half, Inc.	18,450	757,373
Rollins, Inc.	1,255	70,807
Steelcase, Inc., Class A	15,657	163,303
UniFirst Corp.	3,514	661,405
Upwork, Inc.*	58,754	789,654
Veralto Corp.(a)	24,938	2,517,491
Verisk Analytics, Inc.	860	267,890
Waste Connections, Inc. (Canada)	2,197	410,224
		21,983,019
Consumer Discretionary Distribution & Retail — 5.4%
Abercrombie & Fitch Co., Class A*	12,683	1,050,787
Advance Auto Parts, Inc.	63,167	2,936,634
Amazon.com, Inc.(a)*	54,301	11,913,096
AutoZone, Inc.*	488	1,811,568
Bath & Body Works, Inc.	55,136	1,651,875
Best Buy Co., Inc.	1,754	117,746
Buckle, Inc. (The)	8,711	395,044
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
Build-A-Bear Workshop, Inc.	3,896	$ 200,878
CarMax, Inc.*	7,873	529,144
Dillard's, Inc., Class A	1,423	594,572
eBay, Inc.(a)	52,760	3,928,510
Five Below, Inc.*	23,391	3,068,431
Group 1 Automotive, Inc.	640	279,494
Home Depot, Inc. (The)	2,671	979,295
Lithia Motors, Inc.	1,895	640,169
LKQ Corp.	11,078	409,997
Lowe's Cos., Inc.	16,240	3,603,169
Macy's, Inc.	159,078	1,854,850
O'Reilly Automotive, Inc.*	1,993	179,629
Petco Health & Wellness Co., Inc.*	151,486	428,705
Ross Stores, Inc.	9,772	1,246,712
Sally Beauty Holdings, Inc.*	23,716	219,610
Signet Jewelers Ltd. (Bermuda)	6,442	512,461
Sonic Automotive, Inc., Class A	4,014	320,839
ThredUp, Inc., Class A*	59,334	444,412
TJX Cos., Inc. (The)	26,237	3,240,007
Ulta Beauty, Inc.*	1,989	930,494
Urban Outfitters, Inc.*	6,346	460,339
Wayfair, Inc., Class A*	8,359	427,479
Williams-Sonoma, Inc.	6,200	1,012,894
Winmark Corp.	64	24,167
		45,413,007
Consumer Durables & Apparel — 1.9%
Acushnet Holdings Corp.	2,214	161,223
Amer Sports, Inc. (Cayman Islands)*	2,516	97,520
Canada Goose Holdings, Inc. (Canada)*	20,614	230,671
Cavco Industries, Inc.*	901	391,421
Champion Homes, Inc.*	2,461	154,083
Cricut, Inc., Class A	214	1,449
Crocs, Inc.*	14,365	1,454,887
Deckers Outdoor Corp.*	26,750	2,757,123
G-III Apparel Group Ltd.*	7,044	157,786
Hanesbrands, Inc.*	17,390	79,646
Hasbro, Inc.	16,692	1,232,203
Kontoor Brands, Inc.	8,748	577,106
La-Z-Boy, Inc.	3,428	127,419
Leggett & Platt, Inc.	73,241	653,310
Lululemon Athletica, Inc.*	183	43,477
Mattel, Inc.*	41,807	824,434
NIKE, Inc., Class B	7,662	544,308
NVR, Inc.*	143	1,056,149
Peloton Interactive, Inc., Class A(a)*	338,572	2,349,690

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Ralph Lauren Corp.	4,407	$ 1,208,752
Steven Madden Ltd.	10,566	253,373
Tapestry, Inc.	12,541	1,101,225
Wolverine World Wide, Inc.	17,207	311,103
YETI Holdings, Inc.*	15,629	492,626
		16,260,984
Consumer Services — 3.0%
ADT, Inc.	14,532	123,086
Adtalem Global Education, Inc.*	1,145	145,678
BJ's Restaurants, Inc.*	9,493	423,388
Booking Holdings, Inc.(a)	863	4,996,114
Brinker International, Inc.*	2	361
Caesars Entertainment, Inc.*	27,436	778,908
Carnival Corp. (Panama)*	19,233	540,832
Cava Group, Inc.*	4,563	384,342
Darden Restaurants, Inc.	6,344	1,382,802
Domino's Pizza, Inc.	3,489	1,572,143
DraftKings, Inc., Class A*	39,325	1,686,649
Expedia Group, Inc.	3,342	563,729
Frontdoor, Inc.*	161	9,489
Graham Holdings Co., Class B	689	651,911
Life Time Group Holdings, Inc.*	28,678	869,804
Marriott International, Inc., Class A	3,001	819,903
McDonald's Corp.(a)	12,880	3,763,150
Pursuit Attractions and Hospitality, Inc.*	7,777	224,211
Restaurant Brands International, Inc. (Canada)	363	24,063
Royal Caribbean Cruises Ltd. (Liberia)	1,306	408,961
Rush Street Interactive, Inc.*	81,608	1,215,959
Strategic Education, Inc.	2,506	213,336
Wyndham Hotels & Resorts, Inc.	15,225	1,236,422
Wynn Resorts Ltd.	5,608	525,301
Yum! Brands, Inc.(a)	19,026	2,819,273
		25,379,815
Consumer Staples Distribution & Retail — 1.9%
Chefs' Warehouse, Inc. (The)*	5,295	337,874
Costco Wholesale Corp.(a)	2,154	2,132,331
Dollar General Corp.	11,290	1,291,350
Dollar Tree, Inc.*	11,384	1,127,471
Kroger Co. (The)	4,916	352,625
Maplebear, Inc.*	36,886	1,668,723
Natural Grocers by Vitamin Cottage, Inc.	3,957	155,312
Sysco Corp.	3,918	296,749
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — (Continued)
Target Corp.(a)	25,072	$ 2,473,353
United Natural Foods, Inc.*	27,575	642,773
US Foods Holding Corp.*	7,055	543,305
Walmart, Inc.(a)	52,420	5,125,628
		16,147,494
Energy — 4.9%
Antero Resources Corp.*	51,353	2,068,499
Baker Hughes Co.	16,190	620,725
Canadian Natural Resources Ltd. (Canada)	26,352	827,453
Cenovus Energy, Inc. (Canada)	3,152	42,867
Centrus Energy Corp., Class A*	21,203	3,883,965
Chevron Corp.(a)	37,581	5,381,223
CVR Energy, Inc.	3,746	100,580
Devon Energy Corp.	17,388	553,112
DHT Holdings, Inc. (Marshall Islands)	4,083	44,137
EOG Resources, Inc.(a)	39,762	4,755,933
EQT Corp.	45,466	2,651,577
Excelerate Energy, Inc., Class A	10,319	302,553
FLEX LNG Ltd. (Bermuda)	20	440
Hallador Energy Co.*	22,734	359,879
Halliburton Co.	61,371	1,250,741
Kinder Morgan, Inc.	80,914	2,378,872
Magnolia Oil & Gas Corp., Class A	56,865	1,278,325
Murphy Oil Corp.	20,839	468,877
Noble Corp. PLC (United Kingdom)	8,846	234,861
NOV, Inc.	95,813	1,190,956
NPK International, Inc.*	2,850	24,253
Occidental Petroleum Corp.	36,987	1,553,824
Peabody Energy Corp.	8,465	113,600
Permian Resources Corp.	185,784	2,530,378
Phillips 66	24,029	2,866,660
Precision Drilling Corp. (Canada)*	4,194	198,125
RPC, Inc.	4,342	20,538
Schlumberger NV (Curacao)	11,964	404,383
TC Energy Corp. (Canada)	29,649	1,446,575
TechnipFMC PLC (United Kingdom)	43,473	1,497,210
Texas Pacific Land Corp.	610	644,398
Tidewater, Inc.*	12,894	594,800
Valero Energy Corp.	1,068	143,561
World Kinect Corp.	38,711	1,097,457
		41,531,337
Financial Services — 4.1%
Affirm Holdings, Inc.*	1,420	98,179
Berkshire Hathaway, Inc., Class B(a)*	4,956	2,407,476

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Blackrock, Inc.	818	$ 858,287
Cboe Global Markets, Inc.	2,058	479,946
CME Group, Inc.(a)	12,344	3,402,253
Coinbase Global, Inc., Class A(a)*	6,839	2,397,001
Corpay, Inc.*	3,678	1,220,434
Euronet Worldwide, Inc.*	4,458	451,952
FactSet Research Systems, Inc.	892	398,974
Fiserv, Inc.(a)*	28,449	4,904,892
Franklin Resources, Inc.	29,165	695,585
Global Payments, Inc.	22,919	1,834,437
Intercontinental Exchange, Inc.	4,666	856,071
Mastercard, Inc., Class A	3,121	1,753,815
Nasdaq, Inc.	12,353	1,104,605
Paymentus Holdings, Inc., Class A*	15,175	496,981
Payoneer Global, Inc.*	8,383	57,424
PayPal Holdings, Inc.(a)*	43,777	3,253,507
Remitly Global, Inc.*	69,333	1,301,380
S&P Global, Inc.	1,453	766,152
Sezzle, Inc.*	4,810	862,193
T Rowe Price Group, Inc.	11,951	1,153,272
Toast, Inc., Class A*	48,325	2,140,314
Visa, Inc., Class A	2,926	1,038,876
Western Union Co. (The)	60,153	506,488
		34,440,494
Food, Beverage & Tobacco — 2.6%
Altria Group, Inc.(a)	48,669	2,853,463
Boston Beer Co., Inc. (The), Class A*	760	145,016
Brown-Forman Corp., Class B	6,334	170,448
Cal-Maine Foods, Inc.	4,140	412,468
Campbell's Company (The)	71,765	2,199,597
Coca-Cola Co. (The)	13,558	959,229
Conagra Brands, Inc.	139,850	2,862,730
Constellation Brands, Inc., Class A	2,433	395,800
Darling Ingredients, Inc.*	11,900	451,486
Fresh Del Monte Produce, Inc. (Cayman Islands)	8,250	267,465
General Mills, Inc.	20,417	1,057,805
Ingredion, Inc.	1,870	253,609
J M Smucker Co. (The)	271	26,612
Kellanova(a)	20,133	1,601,177
Keurig Dr Pepper, Inc.(a)	61,988	2,049,323
Kraft Heinz Co. (The)(a)	68,348	1,764,745
Molson Coors Beverage Co., Class B	10,665	512,880
Monster Beverage Corp.*	20,781	1,301,722
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
National Beverage Corp.*	614	$ 26,549
PepsiCo, Inc.	4,368	576,751
Philip Morris International, Inc.	1,599	291,226
Pilgrim's Pride Corp.	26,056	1,171,999
Seneca Foods Corp., Class A*	220	22,315
SunOpta, Inc. (Canada)*	9,506	55,135
Tyson Foods, Inc., Class A	11,122	622,165
Universal Corp.	3,804	221,545
Vita Coco Co., Inc. (The)*	4,936	178,190
		22,451,450
Health Care Equipment & Services — 5.3%
Abbott Laboratories	3,695	502,557
Align Technology, Inc.*	3,128	592,224
Amedisys, Inc.*	8,180	804,830
Avanos Medical, Inc.*	21,551	263,784
Baxter International, Inc.	57,842	1,751,456
Becton Dickinson & Co.	19,115	3,292,559
Boston Scientific Corp.*	5,861	629,530
Cardinal Health, Inc.	9,211	1,547,448
Cencora, Inc.(a)	4,276	1,282,159
Centene Corp.*	19,385	1,052,218
CONMED Corp.	16,408	854,529
CorVel Corp.*	3,434	352,946
CVS Health Corp.	29,155	2,011,112
DaVita, Inc.*	10,897	1,552,278
Encompass Health Corp.	1,771	217,178
Envista Holdings Corp.*	42,631	833,010
GE HealthCare Technologies, Inc.(a)	39,170	2,901,322
GeneDx Holdings Corp.*	3,369	310,992
Globus Medical, Inc., Class A*	16,230	957,895
HCA Healthcare, Inc.	1,323	506,841
HealthEquity, Inc.*	5,582	584,770
Humana, Inc.	3,469	848,101
ICU Medical, Inc.*	7,038	930,072
iRhythm Technologies, Inc.*	2,399	369,350
LivaNova PLC (United Kingdom)*	1,447	65,144
Masimo Corp.*	4,507	758,167
McKesson Corp.	2,327	1,705,179
Medtronic PLC (Ireland)	5,680	495,126
Omnicell, Inc.*	11,501	338,129
Pediatrix Medical Group, Inc.*	43,014	617,251
Penumbra, Inc.*	8,162	2,094,614
Privia Health Group, Inc.*	16,888	388,424
Progyny, Inc.*	14,884	327,448
Quest Diagnostics, Inc.	1,375	246,991
QuidelOrtho Corp.*	62,530	1,802,115

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
ResMed, Inc.	3,547	$ 915,126
Select Medical Holdings Corp.	8,998	136,590
Solventum Corp.*	7,763	588,746
STERIS PLC (Ireland)	2,264	543,858
UnitedHealth Group, Inc.(a)	13,191	4,115,196
Universal Health Services, Inc., Class B	3,658	662,647
Waystar Holding Corp.*	78,588	3,211,891
Zimmer Biomet Holdings, Inc.	11,630	1,060,772
		45,022,575
Household & Personal Products — 1.0%
Central Garden & Pet Co., Class A*	5,349	167,370
Clorox Co. (The)	14,251	1,711,118
Colgate-Palmolive Co.(a)	15,069	1,369,772
Coty, Inc., Class A*	46,639	216,871
Interparfums, Inc.	153	20,090
Kenvue, Inc.	116,930	2,447,345
Kimberly-Clark Corp.(a)	14,690	1,893,835
Oddity Tech Ltd., Class A (Israel)*	2,074	156,525
Procter & Gamble Co. (The)	2,574	410,090
		8,393,016
Materials — 3.8%
Agnico Eagle Mines Ltd. (Canada)	1,926	229,059
Alpha Metallurgical Resources, Inc.*	1,608	180,868
Amcor PLC (Jersey)	104,939	964,389
Avery Dennison Corp.	3,648	640,115
Avient Corp.	972	31,405
Barrick Mining Corp. (Canada)	26,285	547,254
Carpenter Technology Corp.	2	553
CF Industries Holdings, Inc.	3,972	365,424
Compass Minerals International, Inc.*	14,741	296,147
Crown Holdings, Inc.	12,499	1,287,147
DuPont de Nemours, Inc.(a)	38,791	2,660,675
Eastman Chemical Co.	8,810	657,755
Element Solutions, Inc.	119,130	2,698,294
Fortuna Mining Corp. (Canada)*	158,813	1,038,637
Ingevity Corp.*	11,142	480,109
International Flavors & Fragrances, Inc.	3,185	234,257
Kinross Gold Corp. (Canada)	271,669	4,246,186
Linde PLC (Ireland)	5,796	2,719,367
Louisiana-Pacific Corp.	3,483	299,503
LyondellBasell Industries NV, Class A (Netherlands)	12,995	751,891
New Gold, Inc. (Canada)*	365,478	1,809,116
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
NewMarket Corp.	850	$ 587,231
Newmont Corp.	1,883	109,704
Packaging Corp. of America	6,066	1,143,138
Pan American Silver Corp. (Canada)	47,812	1,357,861
PPG Industries, Inc.	11,741	1,335,539
Royal Gold, Inc.	611	108,660
Sealed Air Corp.	38,976	1,209,425
Sherwin-Williams Co. (The)	1,537	527,744
Southern Copper Corp.	6,585	666,204
SunCoke Energy, Inc.	18,517	159,061
Teck Resources Ltd., Class B (Canada)	20,470	826,579
United States Lime & Minerals, Inc.	1,578	157,484
Vulcan Materials Co.	2,615	682,044
Wheaton Precious Metals Corp. (Canada)	14,613	1,312,247
		32,321,072
Media & Entertainment — 5.9%
Alphabet, Inc., Class A(a)	59,677	10,516,878
Angi, Inc.*	7,415	113,153
Bumble, Inc., Class A*	35,677	235,111
Cargurus, Inc.*	30,785	1,030,374
Charter Communications, Inc., Class A*	1,538	628,750
Cinemark Holdings, Inc.	1,557	46,990
Clear Channel Outdoor Holdings, Inc.*	6,693	7,831
Comcast Corp., Class A(a)	45,983	1,641,133
Electronic Arts, Inc.	5,609	895,757
EverQuote, Inc., Class A*	26,721	646,114
Fox Corp., Class A	28,356	1,589,070
IAC, Inc.*	54,125	2,021,028
Interpublic Group of Cos., Inc. (The)	60,247	1,474,847
Madison Square Garden Entertainment Corp.*	13,226	528,643
Match Group, Inc.	12,350	381,492
MediaAlpha, Inc., Class A*	531	5,814
Meta Platforms, Inc., Class A(a)	15,506	11,444,824
Netflix, Inc.(a)*	3,925	5,256,085
News Corp., Class A	28,318	841,611
Nexstar Media Group, Inc.	1,362	235,558
Nexxen International Ltd. (Israel)*	2,557	26,618
Omnicom Group, Inc.	7,583	545,521
ROBLOX Corp., Class A*	8,059	847,807
Rumble, Inc.*	727	6,528

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Spotify Technology SA (Luxembourg)*	125	$ 95,918
TEGNA, Inc.	12,446	208,595
Trade Desk, Inc. (The), Class A*	14,380	1,035,216
Vimeo, Inc.*	39,429	159,293
Walt Disney Co. (The)(a)	46,201	5,729,386
Yelp, Inc.*	33,363	1,143,350
Ziff Davis, Inc.*	11,289	341,718
		49,681,013
Pharmaceuticals, Biotechnology & Life Sciences — 5.0%
10X Genomics, Inc., Class A*	24,943	288,840
AbbVie, Inc.	36	6,682
Adaptive Biotechnologies Corp.*	17,350	202,128
ADMA Biologics, Inc.*	13,216	240,663
Alkermes PLC (Ireland)*	41,303	1,181,679
Amneal Pharmaceuticals, Inc.*	18,466	149,390
BioCryst Pharmaceuticals, Inc.*	80,225	718,816
Biogen, Inc.*	1,372	172,309
BioLife Solutions, Inc.*	14,897	320,881
BioMarin Pharmaceutical, Inc.*	24,871	1,367,159
Bio-Rad Laboratories, Inc., Class A*	3,062	738,922
Bristol-Myers Squibb Co.	61,547	2,849,011
Catalyst Pharmaceuticals, Inc.*	22,395	485,971
Charles River Laboratories International, Inc.*	8,108	1,230,227
Elanco Animal Health, Inc.*	13,494	192,694
Exelixis, Inc.*	34,904	1,538,394
Gilead Sciences, Inc.(a)	24,818	2,751,572
Halozyme Therapeutics, Inc.*	12,272	638,389
Harmony Biosciences Holdings, Inc.*	19,026	601,222
Incyte Corp.*	6,261	426,374
Innoviva, Inc.*	15,513	311,656
IQVIA Holdings, Inc.*	13,524	2,131,247
Jazz Pharmaceuticals PLC (Ireland)*	22,472	2,384,729
Johnson & Johnson	14,522	2,218,235
Kiniksa Pharmaceuticals International PLC (United Kingdom)*	4,809	133,065
MannKind Corp.*	2,723	10,184
Merck & Co., Inc.(a)	43,012	3,404,830
Pacira BioSciences, Inc.*	5,294	126,527
Personalis, Inc.*	364	2,388
Pfizer, Inc.(a)	228,493	5,538,670
Prestige Consumer Healthcare, Inc.*	999	79,770
PTC Therapeutics, Inc.*	7,421	362,442
Regeneron Pharmaceuticals, Inc.(a)	6,194	3,251,850
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Revvity, Inc.	3,251	$ 314,437
Supernus Pharmaceuticals, Inc.*	5,190	163,589
Thermo Fisher Scientific, Inc.(a)	8,894	3,606,161
Viatris, Inc.	32	286
Waters Corp.*	135	47,120
Zoetis, Inc.	14,148	2,206,381
		42,394,890
Semiconductors & Semiconductor Equipment — 7.1%
ACM Research, Inc., Class A*	29,724	769,852
Advanced Micro Devices, Inc.(a)*	18,898	2,681,626
Alpha & Omega Semiconductor Ltd. (Bermuda)*	11,262	288,983
Analog Devices, Inc.	8,070	1,920,821
Applied Materials, Inc.(a)	12,782	2,340,001
Broadcom, Inc.(a)	24,089	6,640,133
Credo Technology Group Holding Ltd. (Cayman Islands)*	35,672	3,302,871
Enphase Energy, Inc.*	48,125	1,908,156
First Solar, Inc.*	3,219	532,873
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	39,277	1,500,381
Microchip Technology, Inc.	23,694	1,667,347
Micron Technology, Inc.(a)	62,043	7,646,800
MKS, Inc.	7,572	752,354
Monolithic Power Systems, Inc.	1,687	1,233,838
NVIDIA Corp.(a)	72,184	11,404,350
Penguin Solutions, Inc. (Cayman Islands)*	11,222	222,308
Photronics, Inc.*	14,494	272,922
Power Integrations, Inc.	323	18,056
Qorvo, Inc.*	14,419	1,224,317
QUALCOMM, Inc.(a)	50,807	8,091,523
Semtech Corp.*	22,509	1,016,056
Silicon Laboratories, Inc.*	8,920	1,314,451
Skyworks Solutions, Inc.	14,379	1,071,523
Teradyne, Inc.	23,871	2,146,480
		59,968,022
Software & Services — 10.6%
Accenture PLC, Class A (Ireland)	12,517	3,741,206
ACI Worldwide, Inc.*	10,750	493,533
Adobe, Inc.(a)*	17,814	6,891,880
Alarm.com Holdings, Inc.*	18,245	1,032,120
Amdocs Ltd. (Guernsey)	3,964	361,675
ANSYS, Inc.*	389	136,625
Appian Corp., Class A*	978	29,203

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
AvePoint, Inc.*	26,224	$ 506,385
Blackbaud, Inc.*	3,161	202,968
BlackBerry Ltd. (Canada)*	81,611	373,778
C3.ai, Inc., Class A*	31,566	775,577
Cadence Design Systems, Inc.*	7,237	2,230,082
CGI, Inc. (Canada)	506	53,044
Clear Secure, Inc., Class A	6,914	191,933
Clearwater Analytics Holdings, Inc., Class A*	61,666	1,352,335
Crowdstrike Holdings, Inc., Class A(a)*	12,226	6,226,824
Dolby Laboratories, Inc., Class A	7,329	544,252
Dropbox, Inc., Class A*	8,769	250,793
D-Wave Quantum, Inc.*	47,475	695,034
DXC Technology Co.*	17,901	273,706
EPAM Systems, Inc.*	3,042	537,886
Fortinet, Inc.(a)*	47,874	5,061,239
Gartner, Inc.*	7,664	3,097,942
Gen Digital, Inc.	55,580	1,634,052
GoDaddy, Inc., Class A*	3,188	574,031
Guidewire Software, Inc.*	10,229	2,408,418
Intuit, Inc.	1,963	1,546,118
JFrog Ltd. (Israel)*	197	8,644
Karooooo Ltd. (Singapore)	33	1,616
Kyndryl Holdings, Inc.*	48,518	2,035,815
LiveRamp Holdings, Inc.*	28,088	928,028
Microsoft Corp.(a)	18,686	9,294,603
MongoDB, Inc.*	9,967	2,092,970
NextNav, Inc.*	17,034	258,917
Okta, Inc.*	940	93,972
OneSpan, Inc.	8,375	139,779
Oracle Corp.(a)	28,799	6,296,325
Palantir Technologies, Inc., Class A*	2,329	317,489
Palo Alto Networks, Inc.(a)*	14,886	3,046,271
Pegasystems, Inc.(a)	42,254	2,287,209
PTC, Inc.*	7,377	1,271,352
Q2 Holdings, Inc.*	16,265	1,522,241
RingCentral, Inc., Class A*	25,659	727,433
Roper Technologies, Inc.	3,026	1,715,258
Rubrik, Inc., Class A*	1,354	121,305
Salesforce, Inc.(a)	9,080	2,476,025
ServiceNow, Inc.(a)*	5,941	6,107,823
Snowflake, Inc., Class A*	3,971	888,591
Teradata Corp.*	16,438	366,732
Twilio, Inc., Class A(a)*	22,179	2,758,181
Varonis Systems, Inc.*	4,849	246,087
VeriSign, Inc.	5,108	1,475,190
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Yext, Inc.*	28,737	$ 244,265
Zoom Communications, Inc.*	24,967	1,946,927
		89,891,687
Technology Hardware & Equipment — 5.2%
ADTRAN Holdings, Inc.*	24,905	223,398
Advanced Energy Industries, Inc.	1,797	238,102
Aeva Technologies, Inc.*	29,910	1,130,299
Amphenol Corp., Class A	18,745	1,851,069
Apple, Inc.(a)	53,677	11,012,910
Arista Networks, Inc.*	5,967	610,484
Benchmark Electronics, Inc.	8,127	315,571
Calix, Inc.*	340	18,085
CDW Corp.	1,413	252,348
Cisco Systems, Inc.	39,534	2,742,869
CommScope Holding Co., Inc.*	180,014	1,490,516
CompoSecure, Inc., Class A*	31,539	444,385
Dell Technologies, Inc., Class C	6,960	853,296
ePlus, Inc.*	8,409	606,289
F5, Inc.*	5,681	1,672,032
HP, Inc.	49,129	1,201,695
Itron, Inc.*	1,670	219,822
Jabil, Inc.	2,284	498,140
Juniper Networks, Inc.	4,023	160,638
Keysight Technologies, Inc.*	10,279	1,684,317
Knowles Corp.*	10,388	183,037
Littelfuse, Inc.	1,234	279,785
Motorola Solutions, Inc.	2,755	1,158,367
NetApp, Inc.(a)	14,400	1,534,320
NetScout Systems, Inc.*	6,730	166,971
nLight, Inc.*	7,328	144,215
Novanta, Inc. (Canada)*	2,626	338,570
Ouster, Inc.*	27,712	672,016
PAR Technology Corp.*	3,840	266,381
Plexus Corp.*	2,095	283,474
Ralliant Corp.*	4,868	236,033
Rogers Corp.*	7,891	540,376
ScanSource, Inc.*	6,057	253,243
Seagate Technology Holdings PLC (Ireland)	20,314	2,931,920
Super Micro Computer, Inc.*	40,425	1,981,229
TE Connectivity PLC (Ireland)	2,179	367,532
Teledyne Technologies, Inc.*	152	77,871
Western Digital Corp.(a)	65,912	4,217,709
Xerox Holdings Corp.	1,275	6,719
Zebra Technologies Corp., Class A*	5,402	1,665,761
		44,531,794

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 0.7%
AT&T, Inc.(a)	51,625	$ 1,494,027
BCE, Inc. (Canada)	38,294	848,978
Iridium Communications, Inc.	17,868	539,078
TELUS Corp. (Canada)	4,289	68,881
T-Mobile US, Inc.(a)	10,072	2,399,755
Verizon Communications, Inc.	21,738	940,603
		6,291,322
Transportation — 1.9%
Allegiant Travel Co.*	18,261	1,003,442
Canadian National Railway Co. (Canada)	3,229	335,945
CH Robinson Worldwide, Inc.	5,009	480,614
CSX Corp.	62,723	2,046,651
Delta Air Lines, Inc.	32,550	1,600,809
Expeditors International of Washington, Inc.	2,413	275,685
JB Hunt Transport Services, Inc.	6,933	995,579
Lyft, Inc., Class A*	68,501	1,079,576
Matson, Inc.	2,150	239,403
Ryder System, Inc.	4,179	664,461
SkyWest, Inc.*	4,359	448,846
Southwest Airlines Co.	57,882	1,877,692
Sun Country Airlines Holdings, Inc.*	48,674	571,920
Uber Technologies, Inc.*	23,801	2,220,633
Union Pacific Corp.	6,830	1,571,446
United Airlines Holdings, Inc.*	2,434	193,819
United Parcel Service, Inc., Class B	5,606	565,870
		16,172,391
Utilities — 2.8%
American Water Works Co., Inc.	3,080	428,459
Atmos Energy Corp.	214	32,980
Brookfield Infrastructure Corp., Class A (Canada)	25,594	1,064,710
CenterPoint Energy, Inc.	35,200	1,293,248
Consolidated Edison, Inc.	1,920	192,672
Constellation Energy Corp.(a)	23,057	7,441,877
Evergy, Inc.	2,446	168,603
Eversource Energy	12,348	785,580
MDU Resources Group, Inc.	74,959	1,249,567
MGE Energy, Inc.	1,246	110,196
Middlesex Water Co.	103	5,581
National Fuel Gas Co.	8,339	706,397
NiSource, Inc.	13,401	540,596
NRG Energy, Inc.(a)	24,030	3,858,737
Oklo, Inc.*	22,771	1,274,948
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Public Service Enterprise Group, Inc.	11,141	$ 937,849
Vistra Corp.(a)	19,449	3,769,411
		23,861,411
TOTAL COMMON STOCKS (Cost $636,405,272)		734,971,198
SHORT-TERM INVESTMENT — 2.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%(b)	21,822,404	21,822,404
TOTAL SHORT-TERM INVESTMENT (Cost $21,822,404)		21,822,404

TOTAL INVESTMENTS - 89.3% (Cost $658,227,676)		756,793,602
OTHER ASSETS IN EXCESS OF LIABILITIES - 10.7%		90,250,073
NET ASSETS - 100.0%		$847,043,675

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	Rate disclosed is the 7-day yield at June 30, 2025.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
The portfolio matures between July 23, 2025 and January 17, 2030, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents (27.0)% of net assets as of June 30, 2025:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	10,314	$172,332	$200,710	$36,816
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/17/30	12,838	833,604	875,808	73,518
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	01/17/30	714	23,394	23,905	3,050
Dana, Inc.	USFF +0.250%	Weekly	MS	01/17/30	616	10,585	10,564	443
Dorman Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	634	67,226	77,773	13,098
Ford Motor Co.	USFF +0.250%	Weekly	MS	07/23/25	100,020	1,000,292	1,085,217	222,779
Garrett Motion, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,453	25,103	25,781	1,649
General Motors Co.	USFF +0.250%	Weekly	MS	01/07/27	13,899	622,248	683,970	97,820
Harley-Davidson, Inc.	USFF +0.250%	Weekly	MS	01/17/30	274	6,459	6,466	279
LCI Industries	USFF +0.250%	Weekly	MS	01/12/29	4,682	488,639	426,952	(30,289)
Phinia, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,159	188,474	185,034	5,633
Visteon Corp.	USFF +0.250%	Weekly	MS	07/16/29	8,068	686,377	752,744	92,236
					158,671	4,124,733	4,354,924	517,032
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	3,872	409,609	589,473	211,773
A. O. Smith Corp.	USFF -0.250%	Weekly	MS	07/16/29	1,486	94,903	97,437	6,580
Alamo Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,163	396,145	472,356	92,105
Allegion PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	2,237	307,911	322,396	26,629
Allient, Inc.	USFF +0.250%	Weekly	MS	01/17/30	170	5,879	6,173	543
Allison Transmission Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,126	198,186	201,949	11,229
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	8,325	1,482,990	1,506,492	85,462
Argan, Inc.	USFF +0.250%	Weekly	MS	01/17/30	276	57,739	60,852	5,309
Astronics Corp.	USFF +0.250%	Weekly	MS	01/17/30	3,300	89,294	110,484	24,570
Core & Main, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	1,761	102,493	106,276	7,658
Crane Co.	USFF +0.250%	Weekly	MS	01/10/28	344	58,138	65,322	12,670
Cummins, Inc.	USFF +0.250%	Weekly	MS	01/12/29	552	173,955	180,780	14,248
Deere & Co.	USFF +0.250%	Weekly	MS	01/12/29	1,487	623,575	756,125	165,854
DNOW, Inc.	USFF +0.250%	Weekly	MS	07/16/29	11,588	155,966	171,850	21,766
Dover Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,184	202,348	216,944	25,346
Esab Corp.	USFF +0.250%	Weekly	MS	01/17/30	406	48,292	48,943	2,492
Fortive Corp.	USFF +0.250%	Weekly	MS	01/17/30	11,085	626,500	577,861	(225,825)
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,093	203,251	578,361	383,261
Generac Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,554	617,227	652,178	56,372
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/10/28	7,212	1,841,074	2,103,452	351,313
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	4,528	742,205	1,165,462	456,578
Graco, Inc.	USFF +0.250%	Weekly	MS	01/17/30	283	23,960	24,330	1,297
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,380	88,602	99,871	20,598

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Hayward Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	40,154	$577,560	$554,125	$(1,731)
Helios Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,501	146,624	116,828	(24,319)
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	590	131,887	137,399	10,909
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,360	295,834	439,267	155,735
IDEX Corp.	USFF +0.250%	Weekly	MS	01/17/30	30	5,269	5,267	224
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,917	1,469,165	1,462,978	73,625
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	01/17/30	615	50,027	51,156	3,035
Janus International Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,026	24,540	24,632	1,042
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	21,061	1,610,881	2,224,463	690,822
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	11,946	2,495,453	2,996,535	627,511
Leonardo DRS, Inc.	USFF +0.250%	Weekly	MS	01/17/30	344	15,293	15,989	1,586
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	01/05/26	934	415,041	432,573	42,771
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,164	57,701	74,915	22,228
MasTec, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,935	200,794	329,782	136,553
Mercury Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	23,760	1,025,406	1,279,714	292,819
Microvast Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	6,167	23,730	22,386	(425)
Middleby Corp. (The)	USFF +0.250%	Weekly	MS	01/17/30	346	49,585	49,824	2,128
MRC Global, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,663	114,246	132,480	22,550
Mueller Water Products, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	32,094	718,441	771,540	84,283
MYR Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	647	108,696	117,398	12,810
NEXTracker, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	7,506	295,088	408,101	124,116
NuScale Power Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,408	27,226	95,260	69,085
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	01/17/30	217	20,853	21,487	1,447
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	07/11/28	58	29,848	40,511	12,509
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	1,144	96,798	117,443	25,142
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,076	163,218	226,444	72,548
Primoris Services Corp.	USFF +0.250%	Weekly	MS	01/17/30	6,529	418,956	508,870	108,960
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/23/25	2	728	756	88
REV Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	12,969	438,393	617,195	196,765
Rocket Lab Corp.	USFF +0.250%	Weekly	MS	07/16/29	34,682	305,188	1,240,575	946,870
RTX Corp.	USFF +0.250%	Weekly	MS	01/17/30	959	137,947	140,033	6,513
Rush Enterprises, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	59	2,998	3,039	182

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Sensata Technologies Holding PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/17/30	22,834	$647,144	$687,532	$68,370
Shoals Technologies Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	3,577	15,386	15,202	422
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	918	248,860	285,663	56,889
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,845	527,963	644,730	137,759
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,426	201,172	164,362	(20,951)
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	360	39,394	83,063	45,176
Stratasys Ltd. (Israel)	USFF +0.250%	Weekly	MS	01/17/30	56	643	642	52
Textron, Inc.	USFF +0.250%	Weekly	MS	01/17/30	693	51,088	55,641	6,511
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	01/12/29	16,224	387,416	758,959	386,111
V2X, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,764	181,053	182,742	8,513
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,019	286,787	332,775	60,381
Watts Water Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	1,184	250,274	291,134	51,535
WillScot Holdings Corp.	USFF +0.250%	Weekly	MS	01/17/30	4,722	125,938	129,383	8,200
Worthington Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,395	144,441	216,058	80,267
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	424	406,926	441,062	55,336
Xylem, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,880	240,807	243,197	12,445
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	01/12/29	144	4,190	5,266	1,379
					372,740	23,783,138	29,311,743	6,434,604
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	07/23/25	1,925	452,657	593,670	180,496
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	647	138,145	157,240	26,337
Cintas Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,329	232,743	296,194	74,562
Concentrix Corp.	USFF +0.250%	Weekly	MS	01/17/30	82	4,322	4,334	203
Copart, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,683	227,933	229,795	10,444
CSG Systems International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	663	42,528	43,301	2,518
Driven Brands Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,219	38,148	38,966	2,278
Equifax, Inc.	USFF +0.250%	Weekly	MS	01/17/30	113	29,187	29,309	1,246
Exponent, Inc.	USFF +0.250%	Weekly	MS	01/17/30	562	42,224	41,987	1,376
GFL Environmental, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	186	9,248	9,386	513

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Healthcare Services Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	893	$13,099	$13,422	$843
Huron Consulting Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	277	37,437	38,099	2,096
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,926	334,550	384,623	66,230
KBR, Inc.	USFF +0.250%	Weekly	MS	01/17/30	644	31,192	30,873	880
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	148	21,961	23,348	2,257
Paycom Software, Inc.	USFF +0.250%	Weekly	MS	01/17/30	361	84,502	83,535	2,233
Pitney Bowes, Inc.	USFF +0.250%	Weekly	MS	07/16/29	43,443	419,870	473,963	74,147
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,338	726,399	823,184	131,005
Robert Half, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,291	69,645	52,996	(13,239)
Rollins, Inc.	USFF +0.250%	Weekly	MS	01/17/30	89	5,022	5,021	502
Steelcase, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	5,313	61,733	55,415	(2,376)
UniFirst Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,352	260,795	254,473	3,832
Upwork, Inc.	USFF +0.250%	Weekly	MS	07/16/29	114,764	1,756,125	1,542,428	(147,762)
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	7,210	637,770	727,850	116,496
Verisk Analytics, Inc.	USFF -0.250%	Weekly	MS	01/07/27	104	31,787	32,396	1,833
					194,562	5,709,022	5,985,808	538,950
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF +0.250%	Weekly	MS	01/17/30	3,980	300,653	329,743	53,675
Advance Auto Parts, Inc.	USFF +0.250%	Weekly	MS	01/17/30	14,281	705,114	663,924	(14,700)
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,523	1,623,659	2,308,641	774,435
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	20	68,187	74,245	8,100
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,084	60,303	62,437	1,085
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	01/07/27	249	19,401	16,715	(1,090)
Build-A-Bear Workshop, Inc.	USFF +0.250%	Weekly	MS	01/17/30	443	22,211	22,841	1,577
CarMax, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,202	80,780	80,786	3,067
Dillard's, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	339	139,133	141,644	7,963
eBay, Inc.	USFF +0.250%	Weekly	MS	07/08/27	8,331	449,039	620,326	201,201
Five Below, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,960	372,653	388,293	29,654
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	365	125,471	133,824	15,202
LKQ Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,693	63,102	62,658	2,941
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,353	292,903	300,190	23,649
Macy's, Inc.	USFF +0.250%	Weekly	MS	01/17/30	11,366	138,139	132,528	682
O'Reilly Automotive, Inc.	USFF +0.250%	Weekly	MS	01/17/30	30	2,728	2,704	107
Petco Health & Wellness Co., Inc.	USFF +0.250%	Weekly	MS	07/16/29	131,938	481,076	373,385	(89,608)
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,983	254,768	252,991	7,813

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Sally Beauty Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	31,938	$316,235	$295,746	$(8,593)
ThredUp, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	5,864	46,366	43,921	(676)
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/17/30	282	34,496	34,824	1,651
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,196	444,966	559,513	135,077
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	07/16/29	214	27,842	34,961	8,477
Winmark Corp.	USFF +0.250%	Weekly	MS	01/17/30	16	6,017	6,042	280
					232,650	6,075,242	6,942,882	1,161,969
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF +0.250%	Weekly	MS	07/16/29	564	34,600	41,070	8,184
Canada Goose Holdings, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	968	10,989	10,832	284
Cavco Industries, Inc.	USFF +0.250%	Weekly	MS	01/17/30	198	80,545	86,017	8,523
Champion Homes, Inc.	USFF +0.250%	Weekly	MS	01/17/30	7,492	750,423	469,074	(254,050)
Cricut, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	34	226	230	41
Crocs, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,799	280,691	283,483	13,355
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/17/30	11,539	1,474,147	1,189,325	(229,470)
G-III Apparel Group Ltd.	USFF +0.250%	Weekly	MS	01/17/30	1,058	28,151	23,699	(3,366)
Hanesbrands, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,102	9,511	9,627	502
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	11,009	611,533	812,684	247,158
Kontoor Brands, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,963	151,463	129,499	(14,679)
La-Z-Boy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	740	28,218	27,506	437
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	01/17/30	21,378	190,906	190,692	8,790
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	01/17/30	70	15,732	16,631	1,518
Mattel, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,652	28,005	32,577	5,652
NVR, Inc.	USFF +0.250%	Weekly	MS	01/07/27	71	536,050	524,382	8,478
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	88,933	424,426	617,195	208,726
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,050	431,675	562,274	157,211
Steven Madden Ltd.	USFF +0.250%	Weekly	MS	01/17/30	3,142	74,751	75,345	3,428
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,077	136,438	270,191	145,118
Wolverine World Wide, Inc.	USFF +0.250%	Weekly	MS	07/16/29	13,765	293,071	248,871	(31,259)
YETI Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	20,439	725,537	644,237	(54,042)
					195,043	6,317,088	6,265,441	230,539
Consumer Services
ADT, Inc.	USFF +0.250%	Weekly	MS	01/17/30	7,406	60,974	62,729	4,072
Adtalem Global Education, Inc.	USFF +0.250%	Weekly	MS	01/17/30	250	30,537	31,808	2,445

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
BJ's Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,730	$57,177	$77,158	$22,155
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	202	947,609	1,169,426	263,465
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,858	278,992	279,869	11,376
Cava Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,164	87,355	98,044	13,996
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,084	454,013	454,249	17,436
Domino's Pizza, Inc.	USFF +0.250%	Weekly	MS	07/06/26	831	374,970	374,449	14,639
DraftKings, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	12,462	505,166	534,495	48,316
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	49	8,281	8,265	324
Frontdoor, Inc.	USFF +0.250%	Weekly	MS	07/11/28	42	1,405	2,475	1,152
Graham Holdings Co., Class B	USFF +0.250%	Weekly	MS	01/17/30	93	84,995	87,994	6,910
Life Time Group Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	15,512	359,583	470,479	124,420
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	276	74,678	75,406	3,559
McDonald's Corp.	USFF +0.250%	Weekly	MS	01/05/26	4,262	1,186,767	1,245,229	131,209
Pursuit Attractions and Hospitality, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,585	56,319	45,696	(8,482)
Restaurant Brands International, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	136	8,981	9,015	400
Royal Caribbean Cruises Ltd. (Liberia)	USFF +0.250%	Weekly	MS	01/17/30	306	92,827	95,821	6,506
Rush Street Interactive, Inc.	USFF +0.250%	Weekly	MS	01/12/29	30,028	292,099	447,417	168,365
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	07/16/29	171	16,993	14,557	(1,732)
Wyndham Hotels & Resorts, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,660	132,836	134,809	7,081
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	01/12/29	5,624	482,466	526,800	64,757
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,473	716,890	810,989	138,131
					101,204	6,311,913	7,057,179	1,040,500
Consumer Staples Distribution & Retail
Chefs' Warehouse, Inc. (The)	USFF +0.250%	Weekly	MS	01/17/30	58	3,579	3,701	285
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,477	1,366,937	1,462,141	156,801
Dollar General Corp.	USFF +0.250%	Weekly	MS	07/16/29	8,769	662,323	1,002,998	373,081
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	07/16/29	14,379	1,037,488	1,424,096	425,573
Kroger Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	18,142	1,119,480	1,301,326	233,570
Maplebear, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,094	223,305	230,453	15,556

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
Natural Grocers by Vitamin Cottage, Inc.	USFF +0.250%	Weekly	MS	01/17/30	263	$10,697	$10,323	$56
Sysco Corp.	USFF +0.250%	Weekly	MS	07/11/28	6,852	484,550	518,970	59,405
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	10,720	1,229,886	1,057,528	(95,479)
United Natural Foods, Inc.	USFF +0.250%	Weekly	MS	07/16/29	31,641	831,113	737,552	(62,342)
US Foods Holding Corp.	USFF +0.250%	Weekly	MS	01/17/30	476	36,207	36,657	1,837
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/07/27	8,586	653,709	839,539	225,369
					106,457	7,659,274	8,625,284	1,333,712
Energy
Antero Resources Corp.	USFF +0.250%	Weekly	MS	01/17/30	5,957	201,755	239,948	45,794
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	12,912	554,175	495,046	(32,636)
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	1,572	49,718	49,361	1,538
Cenovus Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	1,177	16,050	16,007	109
Centrus Energy Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	16,208	1,232,182	2,968,981	1,783,071
Chevron Corp.	USFF +0.250%	Weekly	MS	01/12/29	15,227	2,270,315	2,180,354	58,629
CVR Energy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	10,818	195,312	290,463	107,218
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/17/30	693	7,531	7,491	271
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12,226	1,521,628	1,462,352	20,764
EQT Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,331	76,031	77,624	4,475
Excelerate Energy, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	1,396	41,835	40,931	695
FLEX LNG Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/17/30	6	132	132	33
Hallador Energy Co.	USFF +0.250%	Weekly	MS	01/17/30	1,518	23,919	24,030	1,037
Halliburton Co.	USFF +0.250%	Weekly	MS	01/17/30	17,552	418,843	357,710	(42,464)
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	14,456	294,937	425,006	159,109
Noble Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/17/30	2,351	68,122	62,419	(3,118)
Northern Oil & Gas, Inc.	USFF +0.250%	Weekly	MS	07/16/29	11,529	406,442	326,847	(53,050)
NOV, Inc.	USFF +0.250%	Weekly	MS	01/17/30	94,905	1,437,780	1,179,669	(170,882)
NPK International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	485	4,158	4,127	154
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,335	60,125	56,083	(1,757)
Peabody Energy Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,730	34,926	36,637	3,050
Permian Resources Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,275	31,325	30,986	864

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Precision Drilling Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	47	$2,206	$2,220	$125
RPC, Inc.	USFF +0.250%	Weekly	MS	01/17/30	514	2,431	2,431	120
Schlumberger NV (Curacao)	USFF +0.250%	Weekly	MS	07/16/29	11,036	409,259	373,017	(14,684)
TC Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	49,652	2,247,672	2,422,521	306,406
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/11/28	4,730	120,716	162,901	48,632
Texas Pacific Land Corp.	USFF +0.250%	Weekly	MS	01/17/30	363	459,414	383,470	(58,124)
Tidewater, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,870	408,051	455,303	62,595
Valero Energy Corp.	USFF +0.250%	Weekly	MS	01/17/30	334	45,457	44,896	1,173
World Kinect Corp.	USFF +0.250%	Weekly	MS	01/17/30	13,607	400,567	385,758	5,002
					318,812	13,043,014	14,564,721	2,234,149
Financial Services
Affirm Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	529	19,978	36,575	17,375
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	07/23/25	11,792	2,658,122	5,728,200	3,169,864
Blackrock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	230	162,811	241,328	87,130
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	348	60,360	81,157	24,945
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,560	540,825	705,587	209,601
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,427	1,121,151	1,137,147	58,101
Euronet Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/16/29	793	78,065	80,394	5,287
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	281	118,842	125,686	11,332
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,680	478,889	634,469	173,581
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,589	172,324	180,998	42,487
Global Payments, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,341	654,442	507,534	(122,224)
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,535	1,228,811	1,382,446	208,714
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,182	648,793	664,213	41,121
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,860	205,249	255,741	60,796
Paymentus Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	1,172	39,056	38,383	822
Payoneer Global, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,416	12,878	16,550	4,183
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	30,238	2,246,787	2,247,288	84,850
Remitly Global, Inc.	USFF +0.250%	Weekly	MS	01/17/30	15,693	324,739	294,558	(17,965)
S&P Global, Inc.	USFF +0.250%	Weekly	MS	07/16/29	520	252,310	274,191	32,023
Sezzle, Inc.	USFF +0.250%	Weekly	MS	07/16/29	19,048	730,597	3,414,354	2,711,204
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,157	337,851	304,651	25,609
Toast, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	433	18,209	19,178	1,681

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	6,179	$2,135,652	$2,193,854	$147,858
Western Union Co. (The)	USFF +0.250%	Weekly	MS	01/17/30	7,340	63,544	61,803	1,150
					135,343	14,310,285	20,626,285	6,979,525
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/23/25	33,215	1,670,187	1,947,395	453,156
Boston Beer Co., Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/17/30	71	14,452	13,548	(334)
Brown-Forman Corp., Class B	USFF +0.250%	Weekly	MS	01/17/30	2,432	63,667	65,445	4,196
Cal-Maine Foods, Inc.	USFF +0.250%	Weekly	MS	01/17/30	13,090	1,137,567	1,304,157	250,669
Campbell's Company (The)	USFF +0.250%	Weekly	MS	01/17/30	10,090	326,776	309,259	(4,757)
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	01/05/26	8,304	538,722	587,508	92,928
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	53,965	1,407,290	1,104,664	(218,876)
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	4,686	886,797	762,318	(83,759)
Darling Ingredients, Inc.	USFF +0.250%	Weekly	MS	01/17/30	12,547	363,954	476,033	147,041
Fresh Del Monte Produce, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/17/30	5,067	155,036	164,272	16,790
General Mills, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,417	576,413	487,895	(58,250)
Ingredion, Inc.	USFF +0.250%	Weekly	MS	07/11/28	484	55,583	65,640	12,200
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	01/17/30	6,864	761,492	674,045	(51,620)
Kellanova	USFF +0.250%	Weekly	MS	07/11/28	5,382	313,857	428,030	140,419
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/12/29	40,020	1,339,198	1,323,061	62,079
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	31,643	977,405	817,022	(94,295)
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	07/08/27	3,496	192,271	168,123	(7,922)
Monster Beverage Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,486	155,138	155,723	6,436
National Beverage Corp.	USFF +0.250%	Weekly	MS	01/17/30	102	4,389	4,410	214
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/16/29	25,505	3,675,399	3,367,680	(100,264)
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	435	44,223	79,227	39,038
Pilgrim's Pride Corp.	USFF +0.250%	Weekly	MS	07/16/29	7,954	353,552	357,771	58,800
Seneca Foods Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	18	1,656	1,826	260
SunOpta, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	1,305	7,763	7,569	126
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	6,188	366,159	346,157	2,439

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Universal Corp.	USFF +0.250%	Weekly	MS	01/17/30	377	$22,521	$21,956	$310
Vita Coco Co., Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	1,302	32,922	47,002	15,344
					286,445	15,444,389	15,087,736	682,368
Health Care Equipment & Services
Align Technology, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,195	192,912	226,249	61,935
Amedisys, Inc.	USFF +0.250%	Weekly	MS	07/16/29	639	54,863	62,871	10,095
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,175	87,690	63,342	(21,029)
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	79,951	2,682,558	2,420,916	(142,370)
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	01/17/30	648	111,316	111,618	4,508
Boston Scientific Corp.	USFF +0.250%	Weekly	MS	01/17/30	4,483	430,903	481,519	66,816
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,087	695,585	925,637	264,055
Centene Corp.	USFF +0.250%	Weekly	MS	01/10/28	5,256	308,426	285,296	(11,526)
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/16/29	3,708	1,039,255	1,225,791	247,348
CONMED Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,077	110,189	108,170	2,262
CorVel Corp.	USFF +0.250%	Weekly	MS	07/08/27	567	59,187	58,276	1,339
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/16/29	11,825	520,803	815,689	330,187
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,099	425,150	441,453	30,518
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,775	1,847,606	1,857,284	95,372
Encompass Health Corp.	USFF +0.250%	Weekly	MS	01/17/30	424	51,115	51,995	2,559
Envista Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	45,016	773,754	879,613	134,712
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,706	228,864	274,503	55,331
GeneDx Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	893	28,429	82,433	58,737
Globus Medical, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	22,543	1,712,691	1,330,488	(326,694)
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/17/30	185	68,589	70,874	4,924
HealthEquity, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,079	110,122	113,036	7,076
ICU Medical, Inc.	USFF +0.250%	Weekly	MS	07/16/29	944	130,382	124,750	(711)
iRhythm Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	301	44,292	46,342	3,741
LivaNova PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/16/29	3,522	141,353	158,560	22,508
Masimo Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,621	434,260	440,905	22,970
McKesson Corp.	USFF +0.250%	Weekly	MS	01/12/29	28	20,140	20,518	1,167
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	2,122	184,993	184,975	4,847
Omnicell, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,956	82,131	86,906	7,819
Pediatrix Medical Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	24,556	333,817	352,379	31,118
Penumbra, Inc.	USFF +0.250%	Weekly	MS	01/17/30	468	119,172	120,103	5,431

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,173	$48,655	$49,979	$3,179
Progyny, Inc.	USFF +0.250%	Weekly	MS	01/17/30	454	9,559	9,988	817
QuidelOrtho Corp.	USFF +0.250%	Weekly	MS	07/06/26	4,375	125,636	126,088	5,195
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/12/29	555	102,427	143,190	58,939
Select Medical Holdings Corp.	USFF +0.250%	Weekly	MS	07/16/29	34,150	628,519	518,397	(83,362)
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,078	107,876	157,596	53,796
STERIS PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	356	84,461	85,518	4,255
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	60	18,561	18,718	925
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	8,101	1,382,300	1,467,496	139,967
Waystar Holding Corp.	USFF +0.250%	Weekly	MS	01/17/30	4,313	166,066	176,272	16,467
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	702	64,296	64,029	2,332
					295,166	15,768,903	16,239,762	1,177,555
Household & Personal Products
Central Garden & Pet Co., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,644	48,835	51,441	4,467
Clorox Co. (The)	USFF +0.250%	Weekly	MS	01/17/30	4,035	570,946	484,482	(61,146)
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	6,941	571,074	630,937	93,661
Coty, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	30,929	168,104	143,820	(17,947)
Interparfums, Inc.	USFF +0.250%	Weekly	MS	01/17/30	26	3,410	3,414	161
Kenvue, Inc.	USFF +0.250%	Weekly	MS	01/17/30	988	21,442	20,679	70
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	10,986	1,413,283	1,416,315	121,789
Oddity Tech Ltd., Class A (Israel)	USFF +0.250%	Weekly	MS	07/16/29	548	18,751	41,358	23,339
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	8,798	1,460,943	1,401,697	10,059
					64,895	4,276,788	4,194,143	174,453
Materials
Alpha Metallurgical Resources, Inc.	USFF +0.250%	Weekly	MS	01/17/30	463	67,570	52,078	(18,028)
Amcor PLC (Jersey)	USFF +0.250%	Weekly	MS	01/17/30	7,334	66,988	67,399	2,954
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,798	328,409	315,495	1,959
Avient Corp.	USFF +0.250%	Weekly	MS	01/17/30	59	1,949	1,906	59
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	23,880	1,870,062	2,196,960	408,798
Compass Minerals International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,917	37,311	38,513	2,685
Corteva, Inc.	USFF +0.250%	Weekly	MS	01/17/30	18,216	1,135,786	1,357,638	270,304
Crown Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	531	38,401	54,682	18,293

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,415	$344,773	$302,825	$(21,063)
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/11/28	3,256	285,808	243,093	(25,829)
Element Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	18,034	447,432	408,470	(24,235)
Fortuna Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	94,764	424,207	619,757	211,498
Ingevity Corp.	USFF +0.250%	Weekly	MS	07/16/29	5,818	248,912	250,698	11,156
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,200	577,260	529,560	(20,071)
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	3,907	61,051	61,066	2,335
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/05/26	2,282	909,133	1,070,669	214,970
Louisiana-Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	272	22,375	23,389	2,196
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	01/17/30	20,363	1,552,721	1,178,203	(267,296)
New Gold, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	220,436	567,481	1,091,158	545,003
NewMarket Corp.	USFF +0.250%	Weekly	MS	01/10/28	441	222,474	304,669	94,429
Newmont Corp.	USFF +0.250%	Weekly	MS	07/16/29	32,531	1,324,879	1,895,256	635,203
Pan American Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	12,854	307,045	365,054	70,880
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8,686	1,017,635	988,033	21,435
Royal Gold, Inc.	USFF +0.250%	Weekly	MS	01/17/30	60	10,671	10,670	429
Sealed Air Corp.	USFF +0.250%	Weekly	MS	01/17/30	6,447	201,248	200,050	6,552
Sherwin-Williams Co. (The)	USFF +0.250%	Weekly	MS	01/17/30	472	157,528	162,066	11,384
Southern Copper Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,495	130,217	151,249	38,434
SunCoke Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	19,901	203,708	170,950	(20,542)
United States Lime & Minerals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,332	449,653	432,334	(5)
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	01/17/30	57	14,828	14,867	624
Wheaton Precious Metals Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	1,605	121,342	144,129	27,783
					523,826	13,148,857	14,702,886	2,202,294
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	16,701	2,636,003	2,943,217	612,578
Angi, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,088	31,891	31,863	1,197
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	22,028	122,545	145,165	27,291
Cargurus, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,938	61,516	64,865	5,686

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	256	$75,631	$104,655	$31,891
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	582	17,549	17,565	703
Clear Channel Outdoor Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,353	1,549	1,583	121
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	35,742	1,302,285	1,275,632	50,983
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,989	759,986	956,443	229,074
EverQuote, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	14,163	314,921	342,461	39,169
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	7,648	329,525	428,594	114,593
IAC, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,004	36,834	37,489	2,067
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/23/25	1,626	40,991	39,804	7,015
Madison Square Garden Entertainment Corp.	USFF +0.250%	Weekly	MS	01/17/30	701	26,758	28,019	2,293
Match Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,444	44,190	44,605	2,102
MediaAlpha, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	107	1,162	1,172	81
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	1,250	645,721	922,613	304,434
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	631	487,872	844,991	375,457
News Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	7,047	183,486	209,437	34,070
Nexxen International Ltd. (Israel)	USFF +0.250%	Weekly	MS	01/17/30	343	3,467	3,571	262
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	19,628	1,738,199	1,412,038	(224,936)
ROBLOX Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	24	2,407	2,525	236
Rumble, Inc.	USFF +0.250%	Weekly	MS	01/17/30	263	2,410	2,362	71
Spotify Technology SA (Luxembourg)	USFF +0.250%	Weekly	MS	01/12/29	75	23,590	57,551	34,874
TEGNA, Inc.	USFF +0.250%	Weekly	MS	07/23/25	16,885	305,526	282,993	(6,989)
Trade Desk, Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/17/30	2,222	151,514	159,962	14,163
Vimeo, Inc.	USFF +0.250%	Weekly	MS	01/10/28	9,870	35,329	39,875	5,945
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	6,281	607,265	778,907	201,337
Yelp, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,979	104,201	102,090	1,829
Ziff Davis, Inc.	USFF +0.250%	Weekly	MS	01/17/30	782	29,627	23,671	(4,815)
					181,650	10,123,950	11,305,718	1,862,782
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	5,345	58,272	61,895	5,838

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Adaptive Biotechnologies Corp.	USFF +0.250%	Weekly	MS	01/17/30	6,348	$67,104	$73,954	$9,398
ADMA Biologics, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,682	87,068	103,469	19,697
Alkermes PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	16,121	523,612	461,222	(42,711)
Amneal Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,629	76,329	77,899	4,443
BioCryst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	14,113	142,773	126,452	(10,934)
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/17/30	30	3,743	3,768	193
BioLife Solutions, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,467	31,640	31,599	1,175
BioMarin Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,338	74,585	73,550	1,793
Bio-Rad Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	321	76,351	77,464	1,816
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/12/29	6,591	291,733	305,097	32,424
Catalyst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,208	118,578	113,014	(1,086)
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,294	539,505	499,799	(20,516)
Exelixis, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,500	228,981	242,413	22,054
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,753	255,854	416,095	183,038
Halozyme Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/17/30	978	51,425	50,876	1,409
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,256	92,043	102,890	14,330
Incyte Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,300	78,301	88,530	18,278
Innoviva, Inc.	USFF +0.250%	Weekly	MS	07/16/29	15,360	272,037	308,582	46,783
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,875	779,991	610,661	(140,468)
Jazz Pharmaceuticals PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	38	4,067	4,033	(706)
Johnson & Johnson	USFF +0.250%	Weekly	MS	01/17/30	7,238	1,172,119	1,105,605	(17,214)
Kiniksa Pharmaceuticals International PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/17/30	360	10,194	9,961	178
MannKind Corp.	USFF +0.250%	Weekly	MS	01/17/30	625	2,365	2,338	89
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/06/26	55,031	5,007,865	4,356,254	(357,586)
Pacira BioSciences, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,358	18,772	32,456	14,417

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Personalis, Inc.	USFF +0.250%	Weekly	MS	01/17/30	77	$509	$505	$44
Pfizer, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,132	127,834	124,400	6,673
Prestige Consumer Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/17/30	218	17,509	17,407	584
PTC Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/17/30	316	15,530	15,433	515
Supernus Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,124	66,745	66,948	2,737
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/17/30	788	413,716	319,502	(77,980)
United Therapeutics Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,544	788,018	731,018	(27,397)
Viatris, Inc.	USFF +0.250%	Weekly	MS	07/16/29	169,907	2,042,055	1,517,270	(405,383)
Waters Corp.	USFF +0.250%	Weekly	MS	01/12/29	16	4,535	5,585	4,638
Zoetis, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,044	476,728	474,712	15,904
					358,325	14,018,486	12,612,656	(693,533)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	01/10/28	28,677	3,133,356	4,069,266	1,053,532
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/17/30	5,868	153,750	150,573	2,350
Analog Devices, Inc.	USFF +0.250%	Weekly	MS	01/17/30	368	85,829	87,591	5,012
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,836	429,505	519,187	107,013
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/23/25	19,007	3,448,066	5,239,280	1,974,657
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	8,172	647,418	756,645	133,553
Enphase Energy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	11,473	413,526	454,904	56,926
First Solar, Inc.	USFF +0.250%	Weekly	MS	01/17/30	84	14,186	13,905	280
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/16/29	14,566	554,754	556,421	22,516
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,020	212,351	212,517	8,164
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/16/29	30,722	3,055,217	3,786,487	850,481
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,730	1,858,290	1,996,667	217,301
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	6,316	678,623	997,865	345,161
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,802	42,238	52,762	12,569
Power Integrations, Inc.	USFF +0.250%	Weekly	MS	01/17/30	120	6,725	6,708	264
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,208	2,232,974	2,422,026	347,459
Semtech Corp.	USFF +0.250%	Weekly	MS	01/12/29	31,772	1,151,025	1,434,188	338,075

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Silicon Laboratories, Inc.	USFF +0.250%	Weekly	MS	01/17/30	81	$11,393	$11,936	$999
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,464	286,452	258,137	(8,028)
Teradyne, Inc.	USFF +0.250%	Weekly	MS	01/17/30	431	36,905	38,756	3,631
					187,717	18,452,583	23,065,821	5,471,915
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	5,271	1,677,943	1,575,449	(28,779)
ACI Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/16/29	22,096	1,160,066	1,014,427	(103,814)
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,905	6,199,866	6,153,326	186,166
Alarm.com Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,009	162,142	170,219	14,191
Amdocs Ltd. (Guernsey)	USFF +0.250%	Weekly	MS	01/17/30	427	39,012	38,959	1,595
ANSYS, Inc.	USFF +0.250%	Weekly	MS	01/17/30	250	84,178	87,805	6,814
Appian Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	7,687	254,286	229,534	(15,181)
AvePoint, Inc.	USFF +0.250%	Weekly	MS	07/16/29	16,528	245,966	319,156	82,449
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	01/17/30	63	3,850	4,045	368
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	6,575	30,931	30,114	371
C3.ai, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	872	21,337	21,425	917
CGI, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	79	8,245	8,282	375
Clear Secure, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,430	24,000	39,697	22,462
Clearwater Analytics Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	43,630	1,189,947	956,806	(188,455)
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	5,562	1,991,228	2,832,782	916,313
Dolby Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	509	37,469	37,798	1,764
Dropbox, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	4,826	136,034	138,024	7,123
DXC Technology Co.	USFF +0.250%	Weekly	MS	01/17/30	5,913	105,759	90,410	(14,420)
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,860	1,121,546	859,345	(220,082)
Fortinet, Inc.	USFF +0.250%	Weekly	MS	01/12/29	11,591	774,158	1,225,401	480,325
Gartner, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,011	1,383,174	1,217,106	(114,129)
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	36,256	890,906	1,065,926	229,028
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	5,528	971,277	995,372	60,635
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,456	322,395	342,815	32,548
JFrog Ltd. (Israel)	USFF +0.250%	Weekly	MS	01/17/30	74	3,251	3,247	147
Karooooo Ltd. (Singapore)	USFF +0.250%	Weekly	MS	01/17/30	8	380	392	55
Kyndryl Holdings, Inc.	USFF +0.250%	Weekly	MS	07/06/26	17,727	698,367	743,825	72,695

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	8,740	$239,625	$288,770	$58,166
Microsoft Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,970	1,837,513	2,472,128	732,783
MongoDB, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,807	374,370	379,452	19,160
NextNav, Inc.	USFF +0.250%	Weekly	MS	01/17/30	610	7,240	9,272	2,332
Okta, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,354	357,557	435,269	91,160
OneSpan, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,773	93,443	96,351	7,059
Oracle Corp.	USFF +0.250%	Weekly	MS	01/05/26	1,575	206,467	344,342	149,463
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	31,255	2,276,909	4,260,682	2,069,252
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/10/28	12,750	2,205,456	2,609,160	486,502
Pegasystems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,174	122,537	225,939	116,655
PTC, Inc.	USFF +0.250%	Weekly	MS	01/17/30	152	25,504	26,196	1,677
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,724	78,116	161,349	86,194
RingCentral, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	648	17,065	18,371	1,975
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	100	56,479	56,684	2,353
Rubrik, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,736	116,008	155,528	59,017
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	213	52,777	58,083	7,660
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,809	3,283,343	3,915,957	788,520
Snowflake, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	313	68,935	70,040	3,721
Teradata Corp.	USFF +0.250%	Weekly	MS	01/17/30	3,928	85,505	87,634	5,366
Twilio, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	5,696	343,212	708,355	378,051
Varonis Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	253	12,592	12,840	749
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/12/29	525	93,968	151,620	61,609
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,248	64,990	87,108	24,585
Zoom Communications, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,641	282,050	283,925	12,489
					330,137	31,839,374	37,116,742	6,597,979
Technology Hardware & Equipment
ADTRAN Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	11,900	109,799	106,743	528
Aeva Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	6,626	175,572	250,397	81,443
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	2,753	259,751	271,859	22,169
Apple, Inc.	USFF +0.250%	Weekly	MS	01/07/27	19,121	3,867,816	3,923,056	219,290
Benchmark Electronics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,762	70,175	68,418	2,317
CDW Corp.	USFF +0.250%	Weekly	MS	01/17/30	3,995	701,872	713,467	40,801
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/23/25	4,411	214,599	306,035	106,594
CommScope Holding Co., Inc.	USFF +0.250%	Weekly	MS	01/17/30	14,097	93,242	116,723	27,009
CompoSecure, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	23,763	301,046	334,821	45,101

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	07/16/29	22,292	$2,197,051	$2,732,999	$630,774
ePlus, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,294	102,594	93,297	(5,418)
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,324	218,309	389,680	180,843
HP, Inc.	USFF +0.250%	Weekly	MS	07/23/25	25,173	736,208	615,732	(76,011)
Itron, Inc.	USFF +0.250%	Weekly	MS	07/11/28	475	46,648	62,524	17,655
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,498	1,185,380	1,635,314	495,464
Juniper Networks, Inc.	USFF +0.250%	Weekly	MS	01/17/30	37,589	1,348,684	1,500,929	219,688
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	96	15,238	15,731	1,093
Knowles Corp.	USFF +0.250%	Weekly	MS	07/16/29	9,401	159,792	165,646	11,816
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/17/30	191	77,974	80,308	5,325
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/23/25	3,991	372,866	425,241	92,941
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,687	221,063	240,334	27,542
nLight, Inc.	USFF +0.250%	Weekly	MS	01/17/30	906	17,033	17,830	1,464
Novanta, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	2,301	320,149	296,668	(13,116)
Ouster, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,507	75,214	85,045	12,682
PAR Technology Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,579	117,063	109,535	(3,106)
Plexus Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,398	331,572	324,473	5,202
Ralliant Corp.	USFF +0.250%	Weekly	MS	01/17/30	3,694	201,555	179,122	186,763
Rogers Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,208	277,830	219,684	(47,691)
ScanSource, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,716	77,722	71,746	(3,031)
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	9,425	829,597	1,360,310	593,103
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	01/17/30	19,590	958,862	960,106	37,258
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	432	62,490	72,865	12,749
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	40	16,137	20,492	5,227
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	39,485	1,797,713	2,526,645	800,292
Xerox Holdings Corp.	USFF +0.250%	Weekly	MS	01/17/30	478	2,512	2,519	344
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,872	652,634	577,250	(50,862)
					298,070	18,213,762	20,873,544	3,684,242
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/10/28	47,907	1,019,280	1,386,429	439,194
BCE, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	977	21,417	21,660	1,444
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8,350	226,944	251,920	39,575

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services — (continued)
TELUS Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	666	$10,649	$10,696	$475
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,278	953,286	1,257,536	359,428
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	47,159	1,872,185	2,040,570	303,284
					110,337	4,103,761	4,968,811	1,143,400
Transportation
Allegiant Travel Co.	USFF +0.250%	Weekly	MS	01/17/30	2,365	124,451	129,957	10,205
Canadian National Railway Co. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	1,599	165,791	166,360	4,762
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,113	899,231	874,392	17,985
CSX Corp.	USFF +0.250%	Weekly	MS	01/17/30	211	6,814	6,885	408
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	14,551	635,333	715,618	110,949
JB Hunt Transport Services, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,598	428,766	373,073	(35,992)
Lyft, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	3,289	49,355	51,835	4,361
Matson, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,197	292,800	244,636	(36,929)
SkyWest, Inc.	USFF +0.250%	Weekly	MS	07/11/28	886	64,699	91,231	32,428
Southwest Airlines Co.	USFF +0.250%	Weekly	MS	01/17/30	2,227	70,246	72,244	4,757
Sun Country Airlines Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,425	26,930	28,494	2,603
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,901	438,602	643,863	221,751
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,620	372,994	372,730	20,453
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	17,271	1,950,816	1,743,335	(82,218)
					67,253	5,526,828	5,514,653	275,523
Utilities
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,597	216,941	222,159	18,151
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	58	6,733	8,938	2,836
Brookfield Infrastructure Corp., Class A (Canada)	USFF +0.250%	Weekly	MS	01/17/30	1,939	80,261	80,662	3,442
CenterPoint Energy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,998	72,250	73,407	3,896
Consolidated Edison, Inc.	USFF +0.250%	Weekly	MS	01/17/30	63	6,384	6,322	206
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	07/23/25	5,853	1,097,357	1,889,114	845,931
Evergy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	18,634	1,233,937	1,284,442	114,426

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	30,064	$503,360	$501,167	$22,530
MGE Energy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	203	17,987	17,953	670
Middlesex Water Co.	USFF +0.250%	Weekly	MS	01/17/30	23	1,248	1,246	74
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	07/16/29	1,367	79,997	115,799	41,676
NiSource, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,145	45,384	46,189	2,537
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,210	533,212	836,622	334,798
Oklo, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,633	257,493	259,402	11,601
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	164	13,574	13,806	770
Vistra Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,308	279,572	447,313	179,779
					75,259	4,445,690	5,804,541	1,583,323

Total Reference Entity — Long						242,697,080	275,221,280	44,633,281
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(39,692)	$(1,560,425)	$(1,029,610)	$514,635
Gentherm, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(237)	(6,728)	(6,705)	(29)
Lucid Group, Inc.	USFF -9.232%	Weekly	MS	01/17/30	(141,817)	(312,936)	(299,234)	9,961
Magna International, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(37,580)	(1,384,691)	(1,450,964)	(82,928)
Modine Manufacturing Co.	USFF -0.250%	Weekly	MS	01/17/30	(6,162)	(614,031)	(606,957)	(296)
Patrick Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,207)	(596,431)	(572,720)	12,008
Standard Motor Products, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,320)	(168,916)	(194,150)	(28,818)
Winnebago Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17,177)	(640,385)	(498,133)	123,805
					(255,192)	(5,284,543)	(4,658,473)	548,338
Capital Goods
AAON, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(27,012)	(2,177,955)	(1,992,135)	156,085
AAR Corp.	USFF -0.250%	Weekly	MS	01/12/29	(28,052)	(1,812,703)	(1,929,697)	(139,559)
Acuity, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(7,293)	(1,823,323)	(2,175,794)	(410,169)
Advanced Drainage Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,681)	(1,929,196)	(1,456,540)	445,067
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,059)	(555,606)	(871,662)	(385,556)
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(597)	(61,371)	(41,868)	17,823
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(36,711)	(1,342,641)	(557,640)	768,167

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
American Woodmark Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,713)	$(232,895)	$(144,793)	$85,325
Apogee Enterprises, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(7,055)	(295,961)	(286,433)	4,693
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(19,657)	(1,600,024)	(1,704,458)	(125,452)
Array Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(139,019)	(938,332)	(820,212)	105,402
Atkore, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,628)	(516,842)	(467,605)	38,106
ATS Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(6,584)	(193,844)	(209,898)	(18,927)
Blue Bird Corp.	USFF -0.250%	Weekly	MS	01/17/30	(3,082)	(130,181)	(133,019)	(4,378)
BlueLinx Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(550)	(40,215)	(40,909)	(1,150)
Boeing Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(2,914)	(561,136)	(610,570)	(56,166)
Boise Cascade Co.	USFF -0.250%	Weekly	MS	07/16/29	(11,043)	(1,060,996)	(958,753)	87,083
Builders FirstSource, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(28,859)	(3,311,213)	(3,367,557)	(96,210)
BWX Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(19,313)	(2,561,064)	(2,782,231)	(251,995)
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(15,653)	(566,281)	(498,548)	57,499
Caterpillar, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,702)	(1,420,690)	(1,437,153)	(33,552)
Centuri Holdings, Inc.	USFF -5.630%	Weekly	MS	01/17/30	(10,108)	(211,858)	(226,824)	(17,490)
Comfort Systems USA, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,045)	(522,501)	(560,339)	(44,105)
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(6,874)	(641,996)	(730,569)	(104,526)
CSW Industrials, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,041)	(659,866)	(585,420)	68,276
Curtiss-Wright Corp.	USFF -0.250%	Weekly	MS	07/06/26	(849)	(291,445)	(414,779)	(127,019)
Donaldson Co., Inc.	USFF -0.250%	Weekly	MS	01/17/30	(12,001)	(833,503)	(832,269)	(10,927)
DXP Enterprises, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,110)	(266,630)	(272,592)	(9,145)
Dycom Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,659)	(2,055,432)	(2,360,563)	(342,795)
Eaton Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	01/17/30	(8,402)	(2,787,589)	(2,999,430)	(245,505)
EMCOR Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(211)	(112,228)	(112,862)	(1,935)
Emerson Electric Co.	USFF -0.250%	Weekly	MS	01/17/30	(6,579)	(781,723)	(877,178)	(104,824)
Enerpac Tool Group Corp.	USFF -0.250%	Weekly	MS	01/17/30	(6,320)	(292,042)	(256,339)	33,131
EnerSys	USFF -0.250%	Weekly	MS	07/16/29	(32,302)	(3,108,219)	(2,770,543)	284,094
Eos Energy Enterprises, Inc.	USFF -13.258%	Weekly	MS	07/16/29	(26,248)	(152,143)	(134,390)	17,220
Everus Construction Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,477)	(219,956)	(284,424)	(67,090)
Federal Signal Corp.	USFF -0.250%	Weekly	MS	01/17/30	(11,213)	(1,001,832)	(1,193,287)	(204,232)
Ferguson Enterprises, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,688)	(791,115)	(803,062)	(24,566)
Flowserve Corp.	USFF -0.250%	Weekly	MS	01/17/30	(16,116)	(797,063)	(843,673)	(59,361)
Fluence Energy, Inc.	USFF -1.330%	Weekly	MS	01/17/30	(137,646)	(793,830)	(923,605)	(147,707)
Fluor Corp.	USFF -0.250%	Weekly	MS	07/16/29	(44,469)	(2,314,606)	(2,279,926)	6,822

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Franklin Electric Co., Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,477)	$(132,923)	$(132,546)	$(1,196)
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(5,846)	(827,366)	(897,712)	(96,838)
Gibraltar Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(270)	(16,082)	(15,930)	(13)
GMS, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,874)	(733,410)	(856,297)	(132,723)
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,175)	(580,248)	(418,116)	152,279
Hexcel Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,968)	(112,021)	(111,172)	(569)
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(134)	(6,204)	(2,689)	3,348
Hubbell, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,602)	(1,817,111)	(1,879,503)	(88,407)
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(22,795)	(5,347,565)	(5,504,081)	(279,785)
IES Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,575)	(657,003)	(762,792)	(113,677)
Intuitive Machines, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(50,707)	(606,212)	(551,185)	48,409
JBT Marel Corp.	USFF -0.250%	Weekly	MS	01/17/30	(16,100)	(1,933,985)	(1,936,186)	(25,501)
Kratos Defense & Security Solutions, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(20,737)	(730,065)	(963,234)	(241,936)
Limbach Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,661)	(356,912)	(512,906)	(163,724)
Masterbrand, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(71,130)	(980,749)	(777,451)	191,510
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(9,736)	(1,864,519)	(1,761,924)	74,089
National Presto Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(260)	(24,903)	(25,470)	(838)
Nordson Corp.	USFF -0.250%	Weekly	MS	07/16/29	(8,535)	(1,866,006)	(1,829,648)	2,134
Northrop Grumman Corp.	USFF -0.250%	Weekly	MS	01/17/30	(2,337)	(1,204,715)	(1,168,453)	20,950
Oshkosh Corp.	USFF -0.250%	Weekly	MS	01/17/30	(26,666)	(2,883,770)	(3,027,658)	(179,698)
Preformed Line Products Co.	USFF -0.250%	Weekly	MS	01/17/30	(16)	(2,550)	(2,557)	(9)
Quanex Building Products Corp.	USFF -0.250%	Weekly	MS	07/16/29	(40,225)	(793,586)	(760,253)	19,201
Simpson Manufacturing Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,114)	(1,672,221)	(1,415,495)	231,464
SiteOne Landscape Supply, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(14,790)	(1,786,005)	(1,788,703)	(25,238)
Spirit AeroSystems Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(41,031)	(1,493,995)	(1,565,333)	(89,327)
Standex International Corp.	USFF -0.250%	Weekly	MS	01/17/30	(4,479)	(743,340)	(700,874)	32,644
Stantec, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(1,545)	(133,705)	(167,911)	(38,095)
Sunrun, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(20,680)	(234,014)	(169,162)	62,061
Symbotic, Inc.	USFF -4.830%	Weekly	MS	07/16/29	(24,961)	(716,748)	(969,735)	(273,352)
Terex Corp.	USFF -0.250%	Weekly	MS	07/16/29	(34,100)	(1,628,423)	(1,592,129)	1,443

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Thermon Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(127)	$(3,558)	$(3,566)	$(22)
Transcat, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,056)	(551,067)	(434,614)	109,645
TransDigm Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,029)	(1,471,894)	(1,564,739)	(110,550)
Trex Co., Inc.	USFF -0.250%	Weekly	MS	07/16/29	(32,601)	(2,014,779)	(1,772,842)	217,690
Triumph Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(19,320)	(498,623)	(497,490)	(4,846)
UFP Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(16,159)	(1,606,593)	(1,605,558)	(22,247)
Watsco, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,551)	(1,691,429)	(1,568,193)	102,886
WESCO International, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,955)	(353,516)	(362,066)	(12,781)
Woodward, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,533)	(1,392,351)	(1,601,173)	(227,667)
Xometry, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(8,894)	(229,701)	(300,528)	(76,744)
					(1,272,286)	(83,467,913)	(83,927,423)	(1,795,578)
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(31,052)	(1,482,640)	(1,465,965)	(2,536)
ACV Auctions, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(15,123)	(247,035)	(245,295)	(1,930)
Alight, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(12,938)	(109,163)	(73,229)	33,095
CACI International, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(1,270)	(563,947)	(605,409)	(48,228)
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(7,996)	(864,863)	(922,578)	(68,107)
CBIZ, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17,759)	(1,374,133)	(1,273,498)	84,151
CECO Environmental Corp.	USFF -0.250%	Weekly	MS	07/16/29	(10,453)	(287,020)	(295,924)	(12,335)
Clarivate PLC (Jersey)	USFF -0.261%	Weekly	MS	07/11/28	(237,866)	(1,474,340)	(1,022,824)	434,603
CoreCivic, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(11,399)	(252,308)	(240,177)	9,201
First Advantage Corp.	USFF -0.250%	Weekly	MS	07/16/29	(20,847)	(298,949)	(346,269)	(51,296)
FTI Consulting, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,826)	(798,862)	(779,399)	10,121
Innodata, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,101)	(54,458)	(56,393)	(2,562)
Insperity, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(24,499)	(1,830,864)	(1,472,880)	313,030
ManpowerGroup, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,626)	(321,217)	(308,090)	4,324
Matthews International Corp., Class A	USFF -0.250%	Weekly	MS	01/17/30	(340)	(8,161)	(8,129)	(38)
Maximus, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(18,535)	(1,324,112)	(1,301,157)	1,933
MillerKnoll, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(40,644)	(926,977)	(789,306)	107,779
Montrose Environmental Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(17,849)	(550,587)	(390,715)	153,188
NV5 Global, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,896)	(177,039)	(182,319)	(8,292)
Parsons Corp.	USFF -0.250%	Weekly	MS	01/17/30	(19,732)	(1,337,075)	(1,416,166)	(95,172)
Tetra Tech, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(19,311)	(682,381)	(694,424)	(21,528)
TransUnion	USFF -0.250%	Weekly	MS	01/17/30	(11,742)	(1,083,044)	(1,033,296)	33,464

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
TriNet Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,585)	$(247,138)	$(189,067)	$53,889
UL Solutions, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(9,286)	(522,402)	(676,578)	(170,125)
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	07/16/29	(30,902)	(809,801)	(784,602)	15,471
Vestis Corp.	USFF -0.250%	Weekly	MS	01/17/30	(127,183)	(1,046,112)	(728,759)	303,664
VSE Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,800)	(182,035)	(235,764)	(57,043)
WNS Holdings Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/17/30	(8,366)	(505,610)	(529,066)	(29,520)
					(720,926)	(19,362,273)	(18,067,278)	989,201
Consumer Discretionary Distribution & Retail
Academy Sports & Outdoors, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(11,113)	(499,773)	(497,974)	(4,878)
Arhaus, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(34,538)	(420,297)	(299,444)	115,817
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,061)	(1,181,834)	(1,207,251)	(39,628)
AutoNation, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(875)	(150,521)	(173,819)	(25,083)
Boot Barn Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,962)	(1,165,011)	(1,058,224)	98,004
Burlington Stores, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(16,794)	(4,029,686)	(3,906,956)	74,207
Camping World Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(139,680)	(2,326,300)	(2,401,099)	(117,728)
Chewy, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(16,488)	(653,907)	(702,719)	(87,333)
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(22,081)	(4,055,052)	(4,367,843)	(381,239)
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(7,800)	(637,035)	(592,488)	36,900
Foot Locker, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,599)	(206,544)	(210,676)	(6,704)
Genuine Parts Co.	USFF -0.250%	Weekly	MS	07/16/29	(17,793)	(2,199,270)	(2,158,469)	(24,048)
MarineMax, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,136)	(99,432)	(78,839)	19,717
National Vision Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(18,488)	(261,348)	(425,409)	(167,181)
Ollie's Bargain Outlet Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(178)	(23,578)	(23,457)	(39)
Penske Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,050)	(184,130)	(180,401)	1,539
RealReal, Inc. (The)	USFF -0.250%	Weekly	MS	01/17/30	(99,554)	(546,097)	(476,864)	62,713
RH	USFF -0.250%	Weekly	MS	01/17/30	(5,146)	(1,124,900)	(972,645)	133,086
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/17/30	(38,940)	(2,084,298)	(2,054,864)	138
Valvoline, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(51,803)	(1,869,508)	(1,961,780)	(114,768)
Victoria's Secret & Co.	USFF -0.250%	Weekly	MS	01/05/26	(13,809)	(259,745)	(255,743)	901
					(519,888)	(23,978,266)	(24,006,964)	(425,607)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel
Brunswick Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,394)	$(369,662)	$(242,725)	$116,760
Capri Holdings Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	07/11/28	(74,076)	(2,885,150)	(1,311,145)	1,538,822
Carter's, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,017)	(278,391)	(151,162)	118,490
Ethan Allen Interiors, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,356)	(64,800)	(65,615)	(1,567)
Figs, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(73,176)	(408,882)	(412,713)	(8,729)
Garmin Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	01/17/30	(1,554)	(325,197)	(324,351)	(4,721)
Gildan Activewear, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(4,463)	(212,704)	(219,758)	(10,429)
Installed Building Products, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,347)	(238,822)	(242,891)	(6,918)
Latham Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(14,153)	(85,331)	(90,296)	(5,965)
Levi Strauss & Co., Class A	USFF -0.250%	Weekly	MS	01/17/30	(57,346)	(913,276)	(1,060,328)	(161,138)
Mohawk Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(973)	(101,854)	(102,009)	(1,354)
Newell Brands, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(56,603)	(310,306)	(305,656)	(3,242)
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(10,937)	(727,273)	(440,214)	271,341
Polaris, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,741)	(325,751)	(152,072)	161,047
SharkNinja, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/17/30	(8,474)	(844,446)	(838,841)	(4,541)
Skechers USA, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(97,384)	(6,293,217)	(6,144,930)	21,382
Somnigroup International, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(13,708)	(887,529)	(932,829)	(57,954)
Sonos, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,048)	(30,774)	(22,139)	8,292
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,114)	(278,725)	(219,493)	51,559
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/05/26	(61,352)	(813,948)	(493,884)	310,303
VF Corp.	USFF -0.250%	Weekly	MS	01/17/30	(27,612)	(358,035)	(324,441)	30,016
Whirlpool Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,090)	(282,069)	(211,968)	45,560
					(528,918)	(17,036,142)	(14,309,460)	2,407,014
Consumer Services
Bloomin' Brands, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(39,075)	(383,624)	(336,436)	31,276
Cheesecake Factory, Inc. (The)	USFF -0.780%	Weekly	MS	01/17/30	(9,666)	(565,540)	(605,672)	(46,917)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(43,096)	(612,752)	(377,521)	227,876
Cracker Barrel Old Country Store, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,557)	(275,190)	(278,342)	(6,439)
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(37,483)	(1,025,777)	(1,127,489)	(129,906)
DoorDash, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(1,086)	(254,009)	(267,710)	(16,733)
Duolingo, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(581)	(247,116)	(238,222)	3,572
Everi Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(72,777)	(950,928)	(1,036,344)	852,950

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(50,232)	$(963,028)	$(805,721)	$145,732
Flutter Entertainment PLC (Ireland)	USFF -0.250%	Weekly	MS	01/17/30	(2,440)	(663,012)	(697,254)	(42,203)
Hilton Worldwide Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(323)	(85,788)	(86,028)	(1,245)
International Game Technology PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/17/30	(27,717)	(427,528)	(438,206)	(18,299)
Krispy Kreme, Inc.	USFF -0.766%	Weekly	MS	07/08/27	(52,365)	(671,668)	(152,382)	503,641
Las Vegas Sands Corp.	USFF -0.250%	Weekly	MS	01/17/30	(41,819)	(1,694,086)	(1,819,545)	(147,746)
Light & Wonder, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,888)	(691,455)	(663,039)	20,114
MGM Resorts International	USFF -0.250%	Weekly	MS	07/16/29	(21,956)	(909,647)	(755,067)	143,649
Mister Car Wash, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(44,742)	(521,153)	(268,899)	249,576
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/17/30	(169,863)	(2,969,668)	(3,444,822)	(536,413)
OneSpaWorld Holdings Ltd. (Bahamas)	USFF -0.250%	Weekly	MS	01/17/30	(31,958)	(609,820)	(651,624)	(49,745)
Papa John's International, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(15,875)	(709,136)	(776,923)	(83,951)
Perdoceo Education Corp.	USFF -0.250%	Weekly	MS	01/17/30	(13,322)	(378,733)	(435,496)	(62,881)
Portillo's, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(20,080)	(449,036)	(234,334)	216,406
Six Flags Entertainment Corp.	USFF -0.250%	Weekly	MS	07/16/29	(15,997)	(732,741)	(486,789)	251,424
Starbucks Corp.	USFF -0.250%	Weekly	MS	01/17/30	(41,742)	(3,866,503)	(3,824,819)	(4,583)
Sweetgreen, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(48,349)	(664,218)	(719,433)	(63,189)
Udemy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,421)	(38,069)	(38,110)	(471)
Viking Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/17/30	(26,907)	(1,135,497)	(1,433,874)	(312,030)
Wendy's Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(3,219)	(65,556)	(36,761)	25,973
					(849,536)	(22,561,278)	(22,036,862)	1,149,438
Consumer Staples Distribution & Retail
Grocery Outlet Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(83,651)	(1,755,375)	(1,038,945)	695,308
Ingles Markets, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(5,217)	(334,899)	(330,653)	(741)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
Performance Food Group Co.	USFF -0.250%	Weekly	MS	07/16/29	(31,488)	$(2,662,923)	$(2,754,255)	$(123,388)
Weis Markets, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,021)	(377,469)	(363,972)	8,929
					(125,377)	(5,130,666)	(4,487,825)	580,108
Energy
APA Corp.	USFF -0.250%	Weekly	MS	07/16/29	(74,093)	(2,144,288)	(1,355,161)	707,750
Archrock, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(56,153)	(1,418,435)	(1,394,279)	(4,765)
Aris Water Solutions, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(46,070)	(1,079,095)	(1,089,555)	(28,115)
Atlas Energy Solutions, Inc.	USFF -1.730%	Weekly	MS	01/12/29	(59,341)	(1,180,453)	(793,389)	326,042
Baytex Energy Corp. (Canada)	USFF -0.258%	Weekly	MS	01/12/29	(10,836)	(43,936)	(19,396)	23,339
Bristow Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,670)	(143,629)	(153,970)	(12,043)
BW LPG Ltd. (Singapore)	USFF -1.080%	Weekly	MS	01/17/30	(25,051)	(270,424)	(296,353)	(36,092)
Cactus, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(12,219)	(520,370)	(534,215)	(22,788)
California Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(5,933)	(332,027)	(270,960)	49,976
Cameco Corp. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(26,432)	(1,730,939)	(1,962,047)	(254,029)
Cheniere Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,095)	(972,751)	(997,214)	(37,295)
Chord Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(9,267)	(1,419,335)	(897,509)	445,400
Civitas Resources, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,484)	(114,506)	(40,840)	69,058
CNX Resources Corp.	USFF -0.250%	Weekly	MS	01/17/30	(15,762)	(495,604)	(530,864)	(41,203)
ConocoPhillips	USFF -0.250%	Weekly	MS	01/17/30	(64)	(5,746)	(5,743)	(38)
Core Natural Resources, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(40,097)	(2,839,267)	(2,796,365)	6,592
Coterra Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(109,957)	(2,756,436)	(2,790,709)	(67,455)
Crescent Energy Co., Class A	USFF -0.250%	Weekly	MS	07/23/25	(110,206)	(968,746)	(947,772)	5,431
Delek US Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(34,877)	(591,693)	(738,695)	(170,020)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,681)	(835,916)	(643,169)	174,181
Dorian LPG Ltd. (Marshall Islands)	USFF -0.250%	Weekly	MS	01/17/30	(20,022)	(471,749)	(488,136)	(22,042)
DT Midstream, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(10,097)	(967,309)	(1,109,761)	(172,880)
Enbridge, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(14,683)	(629,655)	(665,434)	(58,138)
Energy Fuels, Inc. (Canada)	USFF -1.980%	Weekly	MS	07/16/29	(128,442)	(635,547)	(738,542)	(110,623)
Expand Energy Corp.	USFF -0.250%	Weekly	MS	01/17/30	(3,783)	(418,197)	(442,384)	(30,927)
Expro Group Holdings NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(104,627)	(1,822,473)	(898,746)	904,481

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Exxon Mobil Corp.	USFF -0.250%	Weekly	MS	01/17/30	(5,721)	$(618,181)	$(616,724)	$(5,795)
Gulfport Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,317)	(569,134)	(667,281)	(109,314)
Helmerich & Payne, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,378)	(77,176)	(66,370)	9,904
Hess Corp.	USFF -0.250%	Weekly	MS	01/17/30	(25,095)	(3,303,008)	(3,476,661)	(231,583)
Kinetik Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(18,085)	(687,449)	(796,644)	(275,394)
Kodiak Gas Services, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17,479)	(597,745)	(599,005)	(23,328)
Kosmos Energy Ltd.	USFF -0.269%	Weekly	MS	07/11/28	(345,021)	(1,447,205)	(593,436)	836,361
Liberty Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(85,308)	(1,641,323)	(979,336)	628,373
Marathon Petroleum Corp.	USFF -0.250%	Weekly	MS	01/17/30	(4,476)	(732,606)	(743,508)	(23,702)
Matador Resources Co.	USFF -0.250%	Weekly	MS	07/16/29	(5,667)	(330,972)	(270,429)	52,504
New Fortress Energy, Inc.	USFF -11.653%	Weekly	MS	07/08/27	(188,928)	(2,031,532)	(627,241)	1,293,249
NexGen Energy Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(193,927)	(1,115,999)	(1,345,853)	(250,892)
NextDecade Corp.	USFF -0.250%	Weekly	MS	01/12/29	(101,101)	(657,531)	(900,810)	(251,172)
ONEOK, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(32,319)	(2,856,773)	(2,638,200)	100,193
Par Pacific Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(79,057)	(2,179,504)	(2,097,382)	52,011
Pembina Pipeline Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(18,315)	(760,150)	(686,996)	41,538
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(10,897)	(117,083)	(65,055)	50,645
Range Resources Corp.	USFF -0.250%	Weekly	MS	01/17/30	(21,686)	(846,984)	(881,970)	(52,708)
REX American Resources Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,113)	(50,988)	(54,214)	(3,812)
Seadrill Ltd. (Bermuda)	USFF -0.730%	Weekly	MS	01/17/30	(13,273)	(332,183)	(348,416)	(20,887)
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(90,477)	(824,580)	(781,721)	29,443
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/16/29	(65,762)	(639,817)	(547,797)	46,482
SM Energy Co.	USFF -0.250%	Weekly	MS	01/17/30	(36,562)	(952,130)	(903,447)	33,170
Solaris Energy Infrastructure, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(16,179)	(442,414)	(457,704)	(26,963)
Suncor Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(6,819)	(276,779)	(255,372)	23,552
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,744)	(147,360)	(82,629)	64,111
Targa Resources Corp.	USFF -0.250%	Weekly	MS	01/17/30	(7,036)	(1,204,360)	(1,224,827)	(34,949)
Transocean Ltd. (Switzerland)	USFF -0.265%	Weekly	MS	01/12/29	(358)	(2,245)	(927)	1,319

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Valaris Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(2,497)	$(192,077)	$(105,149)	$105,491
Vital Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,257)	(132,132)	(36,315)	94,253
					(2,345,796)	(50,575,946)	(45,452,627)	3,795,897
Financial Services
Block, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(85,253)	(5,356,711)	(5,791,236)	(499,038)
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(15,100)	(1,187,322)	(1,229,291)	(71,424)
Marqeta, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(79,217)	(475,047)	(461,835)	7,658
Paysafe Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/17/30	(16,198)	(279,102)	(204,419)	71,445
Shift4 Payments, Inc., Class A	USFF -0.530%	Weekly	MS	01/17/30	(8,285)	(789,167)	(821,126)	(41,439)
					(204,053)	(8,087,349)	(8,507,907)	(532,798)
Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	USFF -0.250%	Weekly	MS	07/16/29	(45,666)	(2,413,704)	(2,410,251)	(68,452)
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	01/12/29	(17,827)	(1,592,334)	(1,431,152)	122,168
Celsius Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(40,547)	(1,808,299)	(1,880,975)	(94,435)
Flowers Foods, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(29,037)	(648,703)	(464,011)	158,562
Hershey Co. (The)	USFF -0.250%	Weekly	MS	01/17/30	(9,062)	(1,551,547)	(1,503,839)	36,517
Hormel Foods Corp.	USFF -0.250%	Weekly	MS	01/17/30	(51,289)	(1,580,121)	(1,551,492)	9,587
John B Sanfilippo & Son, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,043)	(126,984)	(129,199)	(3,717)
Marzetti Company (The)	USFF -0.250%	Weekly	MS	01/17/30	(12,637)	(2,107,440)	(2,183,294)	(109,040)
Mission Produce, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,660)	(31,952)	(31,175)	420
Post Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,086)	(673,950)	(663,557)	2,191
Primo Brands Corp.	USFF -0.250%	Weekly	MS	01/17/30	(44,153)	(1,319,247)	(1,307,812)	(5,309)
Simply Good Foods Co. (The)	USFF -0.250%	Weekly	MS	01/17/30	(7,945)	(306,425)	(250,983)	56,918
TreeHouse Foods, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(40,580)	(1,505,267)	(788,064)	699,096
Utz Brands, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(61,246)	(787,138)	(768,637)	5,680
Vital Farms, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(21,011)	(705,193)	(809,344)	(112,619)
					(391,789)	(17,158,304)	(16,173,785)	697,567
Health Care Equipment & Services
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(92,181)	(4,053,436)	(2,091,587)	1,913,040
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	01/17/30	(22,981)	(205,105)	(216,711)	(14,048)
Addus HomeCare Corp.	USFF -0.250%	Weekly	MS	01/17/30	(6,305)	(632,313)	(726,273)	(103,163)
agilon health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(224,476)	(1,032,290)	(516,295)	503,586
Alignment Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(22,958)	(321,948)	(321,412)	(3,315)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(38,693)	$(521,789)	$(429,492)	$87,171
Artivion, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(10,638)	(313,847)	(330,842)	(20,748)
Astrana Health, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(17,662)	(533,351)	(439,431)	87,677
Bausch + Lomb Corp. (Canada)	USFF -2.430%	Weekly	MS	01/17/30	(26,021)	(305,898)	(338,533)	(36,293)
Brookdale Senior Living, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(53,750)	(296,379)	(374,100)	(83,236)
Castle Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,104)	(41,522)	(42,964)	(1,913)
Certara, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(32,081)	(419,393)	(375,348)	39,017
Chemed Corp.	USFF -0.250%	Weekly	MS	01/17/30	(2,288)	(1,316,532)	(1,114,096)	197,725
Claritev Corp.	USFF -0.630%	Weekly	MS	01/17/30	(668)	(26,502)	(30,147)	(3,935)
Concentra Group Holdings Parent, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(12,613)	(274,417)	(259,449)	11,325
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,087)	(288,785)	(241,434)	92,368
Enovis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(51,609)	(2,157,327)	(1,618,458)	512,905
Ensign Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/17/30	(11,847)	(1,598,508)	(1,827,518)	(251,182)
Evolent Health, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(165,533)	(1,575,369)	(1,863,902)	(307,485)
Glaukos Corp.	USFF -0.250%	Weekly	MS	01/17/30	(29,482)	(2,948,791)	(3,045,196)	(144,523)
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(119,923)	(832,877)	(597,217)	225,654
Haemonetics Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,962)	(278,086)	(220,995)	53,769
Hologic, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(61,731)	(3,935,411)	(4,022,392)	(134,966)
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(973)	(451,815)	(521,859)	(75,459)
Inspire Medical Systems, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,743)	(979,369)	(875,039)	92,558
Insulet Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,442)	(467,555)	(453,048)	8,903
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(114,543)	(2,683,525)	(1,405,443)	1,245,779
iRadimed Corp.	USFF -0.250%	Weekly	MS	01/17/30	(349)	(20,652)	(20,867)	(435)
Lantheus Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,779)	(1,163,608)	(800,509)	349,108
Neogen Corp.	USFF -0.260%	Weekly	MS	01/10/28	(160,641)	(1,923,749)	(767,864)	1,132,735
NeoGenomics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(114,683)	(942,655)	(838,333)	92,994
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(54,307)	(1,686,603)	(966,665)	699,446
Owens & Minor, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(11,089)	(86,985)	(100,910)	(14,944)
Pennant Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/17/30	(684)	(20,002)	(20,417)	(627)
RadNet, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(29,556)	(1,665,692)	(1,682,032)	(37,777)
RxSight, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(38,578)	(806,630)	(501,514)	295,426

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(17,138)	$(703,011)	$(344,817)	$350,805
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(42,675)	(977,086)	(716,087)	249,189
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(113,852)	(3,256,580)	(2,530,930)	686,441
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(184,527)	(1,736,621)	(1,607,230)	102,904
					(1,913,152)	(43,482,014)	(35,197,356)	7,796,476
Household & Personal Products
BellRing Brands, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(20,196)	(1,568,359)	(1,169,954)	379,536
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	01/17/30	(45,011)	(1,296,394)	(1,053,708)	219,135
elf Beauty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,556)	(1,066,246)	(691,389)	362,040
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	01/17/30	(7,043)	(562,834)	(569,074)	(12,974)
Olaplex Holdings, Inc.	USFF -0.565%	Weekly	MS	01/17/30	(4,094)	(6,067)	(5,732)	291
Spectrum Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(13,759)	(1,151,648)	(729,227)	395,601
WD-40 Co.	USFF -0.250%	Weekly	MS	01/17/30	(2,468)	(577,818)	(562,926)	6,965
					(98,127)	(6,229,366)	(4,782,010)	1,350,594
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,981)	(928,593)	(840,821)	62,386
Alamos Gold, Inc., Class A (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(7,265)	(187,897)	(192,958)	(7,297)
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(9,930)	(1,448,324)	(622,313)	784,795
Ashland, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(34,229)	(1,731,055)	(1,721,034)	(22,275)
Ball Corp.	USFF -0.250%	Weekly	MS	01/17/30	(43,612)	(2,355,528)	(2,446,197)	(124,575)
Celanese Corp.	USFF -0.250%	Weekly	MS	07/16/29	(28,351)	(2,263,235)	(1,568,661)	660,790
Century Aluminum Co.	USFF -0.250%	Weekly	MS	01/12/29	(3,692)	(73,492)	(66,530)	6,105
Chemours Co. (The)	USFF -0.250%	Weekly	MS	01/17/30	(33,894)	(536,604)	(388,086)	134,786
Cleveland-Cliffs, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(142,413)	(1,389,142)	(1,082,339)	290,095
Coeur Mining, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(189,067)	(1,435,395)	(1,675,134)	(265,150)
Dow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(99,685)	(4,327,840)	(2,639,659)	1,468,781
Eagle Materials, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,144)	(450,632)	(433,324)	11,644
Ecovyst, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,481)	(12,436)	(12,189)	126
Equinox Gold Corp. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(94,175)	(548,370)	(541,506)	285
First Majestic Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(442,835)	(2,757,377)	(3,662,245)	(938,544)
FMC Corp.	USFF -0.250%	Weekly	MS	01/17/30	(40,140)	(1,576,153)	(1,675,845)	(141,935)
Franco-Nevada Corp. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(12,128)	(1,961,464)	(1,988,022)	(66,120)
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,795)	(122,121)	(121,163)	(485)
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	07/16/29	(40,135)	(1,002,723)	(845,644)	137,949
Greif, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	(9,983)	(647,532)	(648,795)	(28,367)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Hawkins, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,565)	$(836,085)	$(932,886)	$(107,539)
Huntsman Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,624)	(66,456)	(27,342)	38,155
Innospec, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,591)	(311,214)	(301,967)	5,532
International Paper Co.	USFF -0.250%	Weekly	MS	01/17/30	(60,136)	(2,836,915)	(2,816,169)	(27,318)
Kaiser Aluminum Corp.	USFF -0.250%	Weekly	MS	01/17/30	(4,097)	(273,604)	(327,350)	(58,175)
Knife River Corp.	USFF -0.250%	Weekly	MS	01/17/30	(10,211)	(969,139)	(833,626)	123,865
Kronos Worldwide, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,448)	(15,729)	(15,178)	335
MAG Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(38,043)	(528,241)	(803,849)	(303,724)
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,249)	(682,433)	(685,651)	(11,412)
Metallus, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,818)	(81,953)	(89,655)	(8,661)
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(303)	(16,546)	(10,029)	6,122
Minerals Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,825)	(223,510)	(210,643)	9,768
MP Materials Corp.	USFF -0.780%	Weekly	MS	01/17/30	(20,406)	(437,066)	(678,908)	(252,759)
Nucor Corp.	USFF -0.250%	Weekly	MS	01/17/30	(15,415)	(1,846,588)	(1,996,859)	(184,979)
Nutrien Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(18,375)	(987,802)	(1,070,160)	(118,247)
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(15,466)	(299,551)	(227,969)	70,358
Olin Corp.	USFF -0.250%	Weekly	MS	01/17/30	(23,938)	(506,760)	(480,914)	16,320
Orla Mining Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(55,530)	(592,450)	(556,411)	28,930
Perpetua Resources Corp. (Canada)	USFF -1.930%	Weekly	MS	01/17/30	(32,717)	(459,993)	(397,184)	57,295
RPM International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	(4,626)	(509,220)	(508,120)	(8,817)
Ryerson Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,552)	(224,604)	(206,037)	8,284
Sandstorm Gold Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(39,887)	(334,819)	(374,938)	(52,728)
Scotts Miracle-Gro Co. (The)	USFF -0.250%	Weekly	MS	01/17/30	(2,152)	(140,891)	(141,946)	(2,724)
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	01/17/30	(7,332)	(611,681)	(722,349)	(122,412)
Silgan Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(23,670)	(1,287,673)	(1,282,441)	(15,286)
Sonoco Products Co.	USFF -0.250%	Weekly	MS	01/17/30	(44,024)	(2,025,171)	(1,917,685)	60,615
SSR Mining, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(84,658)	(1,026,025)	(1,078,543)	(78,889)
Steel Dynamics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,907)	(534,424)	(500,135)	28,648
Taseko Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(265,214)	(605,547)	(835,424)	(237,144)
TriMas Corp.	USFF -0.250%	Weekly	MS	01/12/29	(14,044)	(376,352)	(401,799)	(32,186)
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/12/29	(50,190)	(732,109)	(254,463)	447,397
Warrior Met Coal, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(29,909)	(1,879,947)	(1,370,729)	481,558

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
West Fraser Timber Co. Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(2,399)	$(178,099)	$(175,847)	$(665)
Westlake Corp.	USFF -0.250%	Weekly	MS	01/17/30	(30,874)	(2,395,978)	(2,344,263)	15,867
					(2,174,130)	(50,590,488)	(47,749,934)	1,738,378
Media & Entertainment
Altice USA, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(67,868)	(182,020)	(145,238)	35,001
EchoStar Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(25,752)	(1,648,812)	(713,330)	915,645
fuboTV, Inc.	USFF -0.266%	Weekly	MS	01/17/30	(283,977)	(938,153)	(1,096,151)	(171,855)
Grindr, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(64,661)	(1,332,854)	(1,467,805)	(160,262)
Ibotta, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(14,717)	(709,776)	(538,642)	164,201
Integral Ad Science Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(7,689)	(112,199)	(63,896)	49,266
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(12,432)	(1,840,543)	(1,880,713)	(62,743)
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	01/17/30	(5,738)	(1,139,940)	(1,198,955)	(72,721)
Magnite, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(10,637)	(208,866)	(256,564)	(50,186)
Pinterest, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(65,726)	(2,232,971)	(2,356,934)	(150,839)
Snap, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(381,429)	(3,203,583)	(3,314,618)	(173,996)
Sphere Entertainment Co.	USFF -0.250%	Weekly	MS	01/17/30	(12,440)	(407,336)	(519,992)	(122,415)
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(9,015)	(1,475,138)	(1,640,279)	(188,101)
TripAdvisor, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(80,988)	(1,342,337)	(1,056,893)	272,854
Warner Music Group Corp., Class A	USFF -0.250%	Weekly	MS	01/17/30	(9,587)	(343,990)	(261,150)	79,658
Webtoon Entertainment, Inc.	USFF -3.080%	Weekly	MS	01/17/30	(4,942)	(43,211)	(44,873)	(2,154)
ZoomInfo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(93,318)	(1,063,627)	(944,378)	106,438
					(1,150,916)	(18,225,356)	(17,500,411)	467,791
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF -1.339%	Weekly	MS	07/11/28	(384,964)	(1,128,271)	(1,320,427)	(208,519)
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(13,543)	(1,770,021)	(1,598,209)	148,789
Amicus Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(39,077)	(392,459)	(223,911)	163,848
Amphastar Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(9,874)	(253,191)	(226,707)	23,837

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
ANI Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(10,843)	$(657,638)	$(707,506)	$(57,801)
Arcus Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(7,467)	(66,020)	(60,781)	4,472
Arcutis Biotherapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(13,732)	(185,738)	(192,523)	(8,994)
Ardelyx, Inc.	USFF -0.261%	Weekly	MS	01/17/30	(229,200)	(857,629)	(898,464)	(51,140)
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,838)	(183,885)	(92,240)	89,458
ARS Pharmaceuticals, Inc.	USFF -1.130%	Weekly	MS	01/17/30	(2,228)	(34,868)	(38,879)	(4,613)
Avadel Pharmaceuticals PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(34,080)	(503,806)	(301,608)	197,534
Beam Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(30,444)	(633,859)	(517,852)	108,398
Biohaven Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	01/17/30	(25,084)	(530,905)	(353,935)	170,602
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/16/29	(17,936)	(1,094,055)	(922,807)	156,444
Bruker Corp.	USFF -0.250%	Weekly	MS	07/16/29	(45,066)	(2,959,232)	(1,856,719)	1,059,041
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(44,189)	(3,351,528)	(3,243,473)	67,703
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,274)	(329,913)	(180,440)	145,526
Cytokinetics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(56,160)	(1,803,937)	(1,855,526)	(73,296)
Day One Biopharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,572)	(36,201)	(36,218)	(424)
Denali Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(34,223)	(488,162)	(478,780)	3,529
Dianthus Therapeutics, Inc.	USFF -0.730%	Weekly	MS	01/17/30	(407)	(7,314)	(7,582)	(354)
Edgewise Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(18,990)	(322,848)	(248,959)	70,028
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	01/17/30	(2,957)	(2,428,192)	(2,305,070)	121,400
Evolus, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(54,013)	(573,030)	(497,460)	68,695
Harrow, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(18,002)	(449,106)	(549,781)	(106,126)
Illumina, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(13,136)	(1,096,241)	(1,253,306)	(170,244)
Immunovant, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(13,445)	(368,435)	(215,120)	148,904
Indivior PLC (United Kingdom)	USFF -0.880%	Weekly	MS	01/17/30	(454)	(6,741)	(6,692)	(4)
Iovance Biotherapeutics, Inc.	USFF -1.090%	Weekly	MS	01/17/30	(14,605)	(30,408)	(25,121)	5,145

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
LENZ Therapeutics, Inc.	USFF -0.830%	Weekly	MS	01/17/30	(136)	$(4,028)	$(3,986)	$22
Liquidia Corp.	USFF -0.250%	Weekly	MS	01/12/29	(59,516)	(700,032)	(741,569)	(49,943)
Nurix Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(13,506)	(184,163)	(153,833)	27,908
Nuvation Bio, Inc.	USFF -1.285%	Weekly	MS	01/17/30	(7,356)	(14,175)	(14,344)	(311)
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(73,080)	(577,960)	(678,182)	(108,462)
Organon & Co.	USFF -0.250%	Weekly	MS	01/17/30	(27,651)	(275,410)	(267,662)	4,458
QIAGEN NV (Netherlands)	USFF -0.250%	Weekly	MS	01/17/30	(15,700)	(729,471)	(754,542)	(33,831)
Sarepta Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(110,946)	(4,394,530)	(1,897,177)	2,444,434
Sotera Health Co.	USFF -0.250%	Weekly	MS	07/06/26	(7,224)	(168,884)	(80,331)	86,547
Syndax Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,101)	(58,484)	(57,136)	672
Tarsus Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,351)	(95,112)	(95,239)	(1,244)
Tempus AI, Inc.	USFF -1.980%	Weekly	MS	01/17/30	(4,633)	(295,477)	(294,381)	(2,435)
TG Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,080)	(110,895)	(110,849)	(1,408)
Vaxcyte, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17,215)	(811,451)	(559,660)	242,043
Vir Biotechnology, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,457)	(33,661)	(32,543)	740
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,562)	(1,561,173)	(998,166)	542,584
Xenon Pharmaceuticals, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(10,178)	(315,350)	(318,571)	(6,992)
					(1,521,495)	(32,873,889)	(27,274,267)	5,216,620
Semiconductors & Semiconductor Equipment
Allegro MicroSystems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(21,860)	(686,599)	(747,393)	(69,452)
Amkor Technology, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(38,275)	(713,104)	(803,392)	(101,936)
Cohu, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(26,294)	(728,146)	(505,897)	213,058
Diodes, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,827)	(980,680)	(678,420)	298,995
Entegris, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(22,852)	(1,774,950)	(1,843,014)	(89,421)
FormFactor, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(13,743)	(436,312)	(472,897)	(41,814)
Ichor Holdings Ltd. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/17/30	(130)	(2,558)	(2,553)	3
indie Semiconductor, Inc., Class A	USFF -3.924%	Weekly	MS	01/12/29	(46,070)	(291,391)	(164,009)	127,269
Intel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(49,219)	(1,375,754)	(1,102,506)	252,782
KLA Corp.	USFF -0.250%	Weekly	MS	01/17/30	(2,354)	(2,042,167)	(2,108,572)	(97,946)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Kulicke & Soffa Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(31,321)	$(1,507,506)	$(1,083,707)	$389,742
Lattice Semiconductor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(16,573)	(1,041,424)	(811,911)	216,993
MaxLinear, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(55,880)	(973,548)	(794,055)	163,944
NXP Semiconductors NV (Netherlands)	USFF -0.250%	Weekly	MS	01/17/30	(7,206)	(1,553,247)	(1,574,439)	(47,250)
ON Semiconductor Corp.	USFF -0.250%	Weekly	MS	01/17/30	(34,085)	(1,810,293)	(1,786,395)	(1,335)
Onto Innovation, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,358)	(301,665)	(137,063)	160,996
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,331)	(275,969)	(276,342)	(3,669)
					(381,378)	(16,495,313)	(14,892,565)	1,370,959
Software & Services
A10 Networks, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,202)	(117,792)	(120,009)	(3,607)
Agilysys, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,411)	(199,071)	(276,397)	(81,033)
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(53,525)	(4,221,180)	(4,269,154)	(98,804)
Appfolio, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(5,341)	(1,214,750)	(1,229,925)	(30,164)
Applied Digital Corp.	USFF -3.180%	Weekly	MS	07/16/29	(88,178)	(710,264)	(887,952)	(193,266)
Asana, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(39,289)	(550,127)	(530,402)	13,126
ASGN, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(12,675)	(694,941)	(632,863)	53,861
Atlassian Corp., Class A	USFF -0.250%	Weekly	MS	01/17/30	(3,091)	(651,913)	(627,751)	16,336
BILL Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(22,354)	(1,060,189)	(1,034,096)	12,758
Box, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(22,159)	(830,813)	(757,173)	65,288
Braze, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(13,851)	(369,964)	(389,213)	(23,678)
Cipher Mining, Inc.	USFF -0.595%	Weekly	MS	07/16/29	(363,191)	(1,527,987)	(1,736,053)	(242,807)
Cleanspark, Inc.	USFF -0.580%	Weekly	MS	01/12/29	(9,501)	(167,017)	(104,796)	60,238
Commvault Systems, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,674)	(492,384)	(466,158)	22,405
Confluent, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(100,861)	(2,202,446)	(2,514,465)	(360,088)
Core Scientific, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(98,202)	(1,089,028)	(1,676,308)	(637,979)
Descartes Systems Group, Inc. (The) (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(2,575)	(286,515)	(261,736)	21,877
DigitalOcean Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17,829)	(655,950)	(509,196)	138,879
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(79,057)	(1,157,059)	(1,183,483)	(40,336)
Fastly, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(98,876)	(1,064,100)	(698,065)	353,073
Five9, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(34,759)	(2,134,404)	(920,418)	1,193,620
Gitlab, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(32,321)	(1,369,588)	(1,458,000)	(104,885)
Globant SA (Luxembourg)	USFF -0.250%	Weekly	MS	01/17/30	(5,561)	(1,227,494)	(505,161)	707,572

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Hackett Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/17/30	(363)	$(9,162)	$(9,227)	$(148)
I3 Verticals, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(181)	(4,996)	(4,974)	(9)
International Business Machines Corp.	USFF -0.250%	Weekly	MS	01/17/30	(20,967)	(5,959,038)	(6,180,652)	(292,924)
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	07/16/29	(48,676)	(592,074)	(462,909)	122,060
Klaviyo, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(11,854)	(474,030)	(398,057)	75,457
Lightspeed Commerce, Inc. (Canada)	USFF -0.580%	Weekly	MS	07/06/26	(69,238)	(1,614,738)	(810,777)	783,503
nCino, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(22,161)	(518,940)	(619,843)	(107,376)
Open Text Corp. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(13,198)	(347,465)	(385,382)	(46,404)
PagerDuty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,726)	(274,712)	(194,453)	77,353
Rapid7, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(31,790)	(743,977)	(735,303)	(326)
Red Violet, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(48)	(2,394)	(2,362)	32
SEMrush Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(16,243)	(253,688)	(146,999)	104,144
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(42,672)	(925,383)	(780,044)	134,218
Shopify, Inc., Class A (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(13,250)	(1,488,566)	(1,528,387)	(57,728)
Sprinklr, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(35,150)	(428,255)	(297,369)	126,959
Sprout Social, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(11,204)	(533,652)	(234,276)	296,424
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,310)	(255,363)	(178,278)	74,036
Synopsys, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,719)	(4,372,228)	(4,470,057)	(150,479)
Terawulf, Inc.	USFF -0.682%	Weekly	MS	01/12/29	(267,879)	(1,268,679)	(1,173,310)	50,052
Verint Systems, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(17,092)	(314,666)	(336,200)	(25,297)
Vertex, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(60,620)	(2,153,417)	(2,142,008)	(14,507)
Weave Communications, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,013)	(51,252)	(50,028)	635
Workiva, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(28,651)	(1,944,730)	(1,961,161)	(39,834)
Zeta Global Holdings Corp., Class A	USFF -0.250%	Weekly	MS	07/16/29	(82,780)	(1,540,998)	(1,282,262)	232,406
					(1,937,268)	(50,067,379)	(47,173,092)	2,184,633
Technology Hardware & Equipment
Applied Optoelectronics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(29,788)	(642,517)	(765,254)	(160,960)
Bel Fuse, Inc., Class B	USFF -0.250%	Weekly	MS	01/17/30	(3,717)	(291,339)	(363,114)	(75,405)
Cognex Corp.	USFF -0.250%	Weekly	MS	01/12/29	(5,466)	(269,587)	(173,382)	100,847
Corsair Gaming, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,374)	(15,945)	(12,957)	3,348
Crane NXT Co.	USFF -0.250%	Weekly	MS	01/12/29	(21,653)	(1,354,866)	(1,167,097)	160,529
Diebold Nixdorf, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(100)	(5,538)	(5,540)	(40)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Extreme Networks, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(23,211)	$(345,596)	$(416,637)	$(78,098)
Fabrinet (Cayman Islands)	USFF -0.250%	Weekly	MS	01/17/30	(5,209)	(1,182,449)	(1,534,988)	(366,757)
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,524)	(47,611)	(33,372)	13,693
Mirion Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(11,127)	(182,928)	(239,564)	(63,998)
PC Connection, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(371)	(24,541)	(24,404)	(130)
Pure Storage, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(48,383)	(2,758,714)	(2,785,893)	(74,424)
Ribbon Communications, Inc.	USFF -0.265%	Weekly	MS	01/17/30	(8,886)	(32,147)	(35,633)	(3,845)
Sanmina Corp.	USFF -0.250%	Weekly	MS	01/17/30	(10,065)	(888,293)	(984,659)	(107,040)
TD SYNNEX Corp.	USFF -0.250%	Weekly	MS	01/17/30	(21,658)	(2,505,360)	(2,938,991)	(506,341)
TTM Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(17,097)	(491,192)	(697,900)	(212,597)
Viasat, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(12,939)	(618,860)	(188,909)	422,523
Viavi Solutions, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(21,213)	(208,279)	(213,615)	(7,817)
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(89,263)	(1,997,345)	(1,417,496)	511,568
Vontier Corp.	USFF -0.250%	Weekly	MS	01/17/30	(12,244)	(427,575)	(451,804)	(30,222)
					(347,288)	(14,290,682)	(14,451,209)	(475,166)
Telecommunication Services
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,259)	(561,649)	(398,166)	140,187
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(74,666)	(2,668,091)	(2,717,842)	(81,869)
Globalstar, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,278)	(115,281)	(124,297)	(10,376)
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	07/23/25	(29,219)	(562,584)	(399,132)	93,802
United States Cellular Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,084)	(198,336)	(197,283)	(1,309)
					(120,506)	(4,105,941)	(3,836,720)	140,435
Transportation
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(116,750)	(5,690,813)	(5,776,790)	(154,515)
ArcBest Corp.	USFF -0.250%	Weekly	MS	07/16/29	(17,546)	(1,853,075)	(1,351,217)	474,840
Frontier Group Holdings, Inc.	USFF -0.259%	Weekly	MS	01/12/29	(64,566)	(420,517)	(234,375)	181,834
FTAI Infrastructure, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(25,721)	(151,181)	(158,699)	(9,439)
Golden Ocean Group Ltd. (Bermuda)	USFF -0.830%	Weekly	MS	01/17/30	(34,030)	(260,524)	(249,100)	7,614

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
GXO Logistics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(33,883)	$(1,909,929)	$(1,650,102)	$236,844
Hertz Global Holdings, Inc.	USFF -1.130%	Weekly	MS	01/17/30	(114,924)	(725,984)	(784,931)	(67,665)
JetBlue Airways Corp.	USFF -0.260%	Weekly	MS	07/16/29	(19,458)	(146,084)	(82,307)	62,045
Kirby Corp.	USFF -0.250%	Weekly	MS	01/17/30	(4,015)	(437,629)	(455,341)	(23,208)
RXO, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(128,398)	(2,889,712)	(2,018,417)	836,465
Saia, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,726)	(2,415,716)	(1,842,857)	543,782
TFI International, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(3,078)	(473,670)	(276,004)	186,606
Universal Logistics Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,334)	(32,767)	(33,857)	(1,563)
					(570,429)	(17,407,601)	(14,913,997)	2,273,640
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(164,520)	(2,577,474)	(1,730,750)	717,701
Algonquin Power & Utilities Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(63,155)	(470,413)	(361,878)	59,848
ALLETE, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,034)	(393,661)	(386,598)	1,275
Ameren Corp.	USFF -0.250%	Weekly	MS	07/16/29	(29,292)	(2,803,530)	(2,813,204)	(64,192)
American States Water Co.	USFF -0.250%	Weekly	MS	01/12/29	(5,127)	(413,419)	(393,036)	7,612
Avista Corp.	USFF -0.250%	Weekly	MS	07/16/29	(12,731)	(505,337)	(483,141)	3,920
Black Hills Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,342)	(213,532)	(187,486)	19,556
Brookfield Renewable Corp. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(20,884)	(624,438)	(684,578)	(67,635)
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(22,193)	(1,106,031)	(1,009,338)	62,828
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(8,459)	(958,162)	(1,016,941)	(87,895)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/17/30	(9,327)	(650,199)	(646,175)	(4,162)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(30,777)	(1,735,063)	(1,739,516)	(39,696)
Duke Energy Corp.	USFF -0.250%	Weekly	MS	01/17/30	(8,549)	(1,023,606)	(1,008,782)	(5,922)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(34,176)	(1,441,622)	(1,375,926)	(17,402)
Fortis, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(6,976)	(305,310)	(332,964)	(38,775)
H2O America	USFF -0.250%	Weekly	MS	01/12/29	(11,210)	(617,035)	(582,584)	11,614
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,933)	(319,074)	(338,615)	(41,480)
New Jersey Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(10,217)	(498,869)	(457,926)	27,735
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(14,014)	(994,833)	(972,852)	(3,964)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(22,727)	(1,028,506)	(902,716)	41,537
OGE Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(10,658)	(441,921)	(473,002)	(47,082)
ONE Gas, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,783)	(357,826)	(343,706)	234
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,867)	(335,144)	(323,900)	2,839
Otter Tail Corp.	USFF -0.250%	Weekly	MS	07/16/29	(9,600)	(772,199)	(740,064)	16,807
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	01/17/30	(21,002)	(1,924,602)	(1,879,049)	22,393

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Concluded)
June 30, 2025
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Portland General Electric Co.	USFF -0.250%	Weekly	MS	07/11/28	(42,276)	$(1,838,514)	$(1,717,674)	$63,153
ReNew Energy Global PLC, Class A (United Kingdom)	USFF -0.250%	Weekly	MS	07/16/29	(28,748)	(173,365)	(198,649)	(27,343)
Sempra	USFF -0.250%	Weekly	MS	01/10/28	(17,749)	(1,412,405)	(1,344,842)	18,166
Southern Co. (The)	USFF -0.250%	Weekly	MS	01/17/30	(1,964)	(180,843)	(180,354)	(4,290)
Southwest Gas Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(29,166)	(2,081,853)	(2,169,659)	(114,952)
Spire, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(15,194)	(1,132,118)	(1,109,010)	(2,531)
Talen Energy Corp.	USFF -0.250%	Weekly	MS	01/17/30	(730)	(200,695)	(212,262)	(13,956)
TransAlta Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(87,502)	(942,442)	(944,147)	(17,859)
TXNM Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(30,232)	(1,695,716)	(1,702,666)	(27,353)
Unitil Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,543)	(83,041)	(80,467)	1,475
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,460)	(857,246)	(881,532)	(49,825)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(43,275)	(2,993,416)	(2,947,027)	(20,884)
					(843,392)	(36,103,460)	(34,673,016)	381,495

Total Reference Entity — Short						(542,514,169)	(504,073,181)	29,859,435
Net Value of Reference Entity						$(299,817,089)	$(228,851,901)	$74,492,716

*	Includes $3,527,528 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: one long security was fair valued with an end of period value of $222,308 and total return swaps with end of period unrealized appreciation of $74,492,716, which are considered Level 2 as of and for the period ended June 30, 2025.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 30.2%
Automobiles & Components — 0.4%
Aptiv PLC (Jersey)*	161	$ 10,983
BorgWarner, Inc.	10,814	362,053
Dorman Products, Inc.*	16	1,963
Ford Motor Co.	46,396	503,397
Garrett Motion, Inc.	1,531	16,091
General Motors Co.	1,259	61,955
Gentex Corp.	4,541	99,857
Harley-Davidson, Inc.	190	4,484
LCI Industries	1,320	120,371
Phinia, Inc.	2,245	99,880
Visteon Corp.*	485	45,250
		1,326,284
Capital Goods — 4.1%
3M Co.	3,961	603,023
A. O. Smith Corp.	764	50,095
Alamo Group, Inc.	17	3,712
Allegion PLC (Ireland)	670	96,560
AMETEK, Inc.	592	107,128
Applied Industrial Technologies, Inc.	682	158,531
Astronics Corp.*	2,127	71,212
Carrier Global Corp.	33,373	2,442,570
Crane Co.	639	121,340
Cummins, Inc.	60	19,650
Deere & Co.	623	316,789
DNOW, Inc.*	421	6,243
Dover Corp.	929	170,221
Fastenal Co.	123	5,166
Fortive Corp.	4,490	234,064
GE Vernova, Inc.	249	131,758
Generac Holdings, Inc.*	976	139,773
General Electric Co.	575	147,999
Graco, Inc.	1,045	89,839
Granite Construction, Inc.	377	35,253
Griffon Corp.	1,116	80,765
Hayward Holdings, Inc.*	27,550	380,190
Helios Technologies, Inc.	256	8,543
Honeywell International, Inc.	349	81,275
Howmet Aerospace, Inc.	430	80,036
Illinois Tool Works, Inc.	870	215,107
Ingersoll Rand, Inc.	2,722	226,416
Janus International Group, Inc.*	1,468	11,949
Kennametal, Inc.	1,676	38,481
Leonardo DRS, Inc.	6,263	291,104
Lockheed Martin Corp.	1,433	663,680
Masco Corp.	1,271	81,802
MasTec, Inc.*	1,851	315,466
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Mercury Systems, Inc.*	2,443	$ 131,580
Microvast Holdings, Inc.*	44,455	161,372
Middleby Corp. (The)*	377	54,288
MRC Global, Inc.*	1,651	22,635
Mueller Water Products, Inc., Class A	14,278	343,243
MYR Group, Inc.*	444	80,564
NEXTracker, Inc., Class A*	5,632	306,212
NuScale Power Corp.*	3,063	121,172
nVent Electric PLC (Ireland)	12,267	898,558
Otis Worldwide Corp.	396	39,212
Owens Corning	901	123,905
Parker-Hannifin Corp.	27	18,859
Pentair PLC (Ireland)	1,291	132,534
Powell Industries, Inc.	448	94,282
Primoris Services Corp.	254	19,797
Quanta Services, Inc.	459	173,539
REV Group, Inc.	4,180	198,926
Rocket Lab Corp.*	45,438	1,625,317
RTX Corp.	886	129,374
Rush Enterprises, Inc., Class A	4,213	217,012
Sensata Technologies Holding PLC (United Kingdom)	9,022	271,652
Shoals Technologies Group, Inc., Class A*	5,593	23,770
Snap-on, Inc.	1,251	389,286
SPX Technologies, Inc.*	134	22,469
Stanley Black & Decker, Inc.	1,481	100,338
Sterling Infrastructure, Inc.*	22	5,076
Stratasys Ltd. (Israel)*	83	952
Textron, Inc.	975	78,283
Tutor Perini Corp.*	4,598	215,094
V2X, Inc.*	1,192	57,872
Valmont Industries, Inc.	873	285,096
WillScot Holdings Corp.	6,769	185,471
Worthington Enterprises, Inc.	2,512	159,864
WW Grainger, Inc.	296	307,911
Zurn Elkay Water Solutions Corp.	162	5,924
		14,427,179
Commercial & Professional Services — 0.9%
Automatic Data Processing, Inc.	40	12,336
Broadridge Financial Solutions, Inc.	1,038	252,265
Cintas Corp.	367	81,793
Clean Harbors, Inc.*	606	140,095
Copart, Inc.*	344	16,880
CSG Systems International, Inc.	1,873	122,326

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Driven Brands Holdings, Inc.*	2,857	$ 50,169
Equifax, Inc.	61	15,822
Exponent, Inc.	747	55,808
GFL Environmental, Inc. (Canada)	2,111	106,521
Healthcare Services Group, Inc.*	2,681	40,295
Huron Consulting Group, Inc.*	827	113,746
Jacobs Solutions, Inc.	2,877	378,182
KBR, Inc.	585	28,045
Korn Ferry	1,057	77,510
Leidos Holdings, Inc.	598	94,341
Paycom Software, Inc.	503	116,394
Pitney Bowes, Inc.	7,440	81,170
Republic Services, Inc.	1,707	420,963
Robert Half, Inc.	1,562	64,120
Rollins, Inc.	410	23,132
Steelcase, Inc., Class A	4,738	49,417
UniFirst Corp.	458	86,205
Upwork, Inc.*	3,125	42,000
Veralto Corp.	6,388	644,869
Verisk Analytics, Inc.	562	175,063
Waste Connections, Inc. (Canada)	92	17,178
		3,306,645
Consumer Discretionary Distribution & Retail — 1.2%
Advance Auto Parts, Inc.	1,472	68,433
Amazon.com, Inc.*	3,960	868,784
Bath & Body Works, Inc.	2,661	79,724
Best Buy Co., Inc.	68	4,565
Buckle, Inc. (The)	141	6,394
eBay, Inc.	10,295	766,566
Five Below, Inc.*	1,513	198,475
Group 1 Automotive, Inc.	202	88,215
Home Depot, Inc. (The)	131	48,030
LKQ Corp.	625	23,131
Lowe's Cos., Inc.	1,987	440,856
Macy's, Inc.	19,878	231,778
Petco Health & Wellness Co., Inc.*	29,380	83,145
Ross Stores, Inc.	2,563	326,988
Sally Beauty Holdings, Inc.*	4,188	38,781
Sonic Automotive, Inc., Class A	1,205	96,316
ThredUp, Inc., Class A*	10,156	76,068
TJX Cos., Inc. (The)	1,916	236,607
Ulta Beauty, Inc.*	101	47,250
Wayfair, Inc., Class A*	5,104	261,019
Williams-Sonoma, Inc.	238	38,882
Winmark Corp.	22	8,307
		4,038,314
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 0.7%
Canada Goose Holdings, Inc. (Canada)*	731	$ 8,180
Cavco Industries, Inc.*	15	6,516
Crocs, Inc.*	242	24,510
Deckers Outdoor Corp.*	431	44,423
G-III Apparel Group Ltd.*	1,333	29,859
Hanesbrands, Inc.*	2,867	13,131
Hasbro, Inc.	2,886	213,045
Kontoor Brands, Inc.	1,467	96,778
La-Z-Boy, Inc.	706	26,242
Leggett & Platt, Inc.	14,016	125,023
Lululemon Athletica, Inc.*	15	3,564
Mattel, Inc.*	2,101	41,432
NVR, Inc.*	44	324,969
Peloton Interactive, Inc., Class A*	102,097	708,553
Ralph Lauren Corp.	616	168,956
Steven Madden Ltd.	3,744	89,781
Tapestry, Inc.	3,416	299,959
Wolverine World Wide, Inc.	4,076	73,694
YETI Holdings, Inc.*	2,720	85,734
		2,384,349
Consumer Services — 0.8%
Adtalem Global Education, Inc.*	266	33,843
BJ's Restaurants, Inc.*	940	41,924
Booking Holdings, Inc.	42	243,148
Brinker International, Inc.*	2	361
Caesars Entertainment, Inc.*	6,478	183,910
Domino's Pizza, Inc.	155	69,843
Expedia Group, Inc.	87	14,675
Frontdoor, Inc.*	35	2,063
Life Time Group Holdings, Inc.*	5,336	161,841
Marriott International, Inc., Class A	605	165,292
McDonald's Corp.	1,441	421,017
Pursuit Attractions and Hospitality, Inc.*	737	21,248
Restaurant Brands International, Inc. (Canada)	141	9,347
Royal Caribbean Cruises Ltd. (Liberia)	364	113,983
Rush Street Interactive, Inc.*	20,837	310,471
Strategic Education, Inc.	437	37,202
Wyndham Hotels & Resorts, Inc.	3,296	267,668
Wynn Resorts Ltd.	1,267	118,680
Yum! Brands, Inc.	4,262	631,543
		2,848,059

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — 0.6%
Costco Wholesale Corp.	291	$ 288,073
Dollar General Corp.	1,242	142,060
Dollar Tree, Inc.*	602	59,622
Kroger Co. (The)	351	25,177
Maplebear, Inc.*	8,086	365,811
Natural Grocers by Vitamin Cottage, Inc.	620	24,335
Sysco Corp.	274	20,753
United Natural Foods, Inc.*	3,275	76,340
US Foods Holding Corp.*	3,816	293,870
Walmart, Inc.	9,409	920,012
		2,216,053
Energy — 1.5%
Antero Resources Corp.*	13,730	553,044
Baker Hughes Co.	89	3,412
Centrus Energy Corp., Class A*	56	10,258
Chevron Corp.	361	51,692
Devon Energy Corp.	9,624	306,139
EOG Resources, Inc.	3,911	467,795
EQT Corp.	9,140	533,045
Excelerate Energy, Inc., Class A	618	18,120
Hallador Energy Co.*	3,490	55,247
Halliburton Co.	5,151	104,977
Kinder Morgan, Inc.	24,223	712,156
Murphy Oil Corp.	933	20,992
NOV, Inc.	17,620	219,017
NPK International, Inc.*	644	5,480
Occidental Petroleum Corp.	2,579	108,344
Permian Resources Corp.	20,998	285,993
Phillips 66	4,119	491,397
RPC, Inc.	931	4,404
Schlumberger NV (Curacao)	2,131	72,028
TC Energy Corp. (Canada)	9,177	447,746
TechnipFMC PLC (United Kingdom)	6,418	221,036
Texas Pacific Land Corp.	136	143,669
Tidewater, Inc.*	609	28,093
Transocean Ltd. (Switzerland)*	30,637	79,350
Valero Energy Corp.	353	47,450
World Kinect Corp.	10,535	298,667
		5,289,551
Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B*	2,436	1,183,336
Cboe Global Markets, Inc.	339	79,058
CME Group, Inc.	1,343	370,158
Coinbase Global, Inc., Class A*	3,036	1,064,088
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Corpay, Inc.*	310	$ 102,864
Euronet Worldwide, Inc.*	507	51,400
FactSet Research Systems, Inc.	114	50,990
Fiserv, Inc.*	4,084	704,122
Franklin Resources, Inc.	4,707	112,262
Global Payments, Inc.	591	47,304
Intercontinental Exchange, Inc.	520	95,404
Mastercard, Inc., Class A	430	241,634
Nasdaq, Inc.	3,037	271,569
Paymentus Holdings, Inc., Class A*	3,583	117,343
Payoneer Global, Inc.*	2,538	17,385
PayPal Holdings, Inc.*	7,332	544,914
Remitly Global, Inc.*	11,778	221,073
S&P Global, Inc.	286	150,805
T Rowe Price Group, Inc.	2,867	276,666
Toast, Inc., Class A*	6,339	280,754
Visa, Inc., Class A	529	187,821
Western Union Co. (The)	12,159	102,379
		6,273,329
Food, Beverage & Tobacco — 1.1%
Altria Group, Inc.	8,622	505,508
Boston Beer Co., Inc. (The), Class A*	167	31,865
Cal-Maine Foods, Inc.	568	56,590
Campbell's Company (The)	6,317	193,616
Coca-Cola Co. (The)	3,886	274,934
Conagra Brands, Inc.	18,510	378,900
Constellation Brands, Inc., Class A	757	123,149
Fresh Del Monte Produce, Inc. (Cayman Islands)	1,504	48,760
General Mills, Inc.	4,468	231,487
Ingredion, Inc.	511	69,302
J M Smucker Co. (The)	73	7,169
Kellanova	4,312	342,933
Keurig Dr Pepper, Inc.	11,604	383,628
Kraft Heinz Co. (The)	11,873	306,561
Molson Coors Beverage Co., Class B	2,647	127,294
Monster Beverage Corp.*	4,884	305,934
National Beverage Corp.*	23	994
PepsiCo, Inc.	331	43,705
Philip Morris International, Inc.	95	17,302
Pilgrim's Pride Corp.	7,158	321,967
Seneca Foods Corp., Class A*	37	3,753
SunOpta, Inc. (Canada)*	1,705	9,889
Tyson Foods, Inc., Class A	716	40,053

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Universal Corp.	791	$ 46,068
Vita Coco Co., Inc. (The)*	278	10,036
		3,881,397
Health Care Equipment & Services — 2.1%
Abbott Laboratories	832	113,160
Amedisys, Inc.*	1,471	144,732
Avanos Medical, Inc.*	1,026	12,558
Baxter International, Inc.	4,069	123,209
Becton Dickinson & Co.	4,954	853,327
Cardinal Health, Inc.	1,965	330,120
Cencora, Inc.	584	175,113
Centene Corp.*	657	35,662
CONMED Corp.	2,740	142,699
CorVel Corp.*	30	3,083
CVS Health Corp.	9,631	664,346
DaVita, Inc.*	1,583	225,498
Encompass Health Corp.	102	12,508
Envista Holdings Corp.*	5,437	106,239
GE HealthCare Technologies, Inc.	2,243	166,139
GeneDx Holdings Corp.*	874	80,679
Globus Medical, Inc., Class A*	2,589	152,803
HCA Healthcare, Inc.	80	30,648
HealthEquity, Inc.*	549	57,513
Humana, Inc.	1,226	299,733
ICU Medical, Inc.*	840	111,006
iRhythm Technologies, Inc.*	233	35,873
LivaNova PLC (United Kingdom)*	70	3,151
Masimo Corp.*	507	85,288
McKesson Corp.	459	336,346
Merit Medical Systems, Inc.*	371	34,681
Omnicell, Inc.*	3,414	100,372
Pediatrix Medical Group, Inc.*	7,835	112,432
Penumbra, Inc.*	877	225,065
Phreesia, Inc.*	1,606	45,707
Privia Health Group, Inc.*	2,164	49,772
Progyny, Inc.*	2,107	46,354
ResMed, Inc.	652	168,216
Select Medical Holdings Corp.	2,100	31,878
Solventum Corp.*	1,304	98,895
STERIS PLC (Ireland)	605	145,333
UnitedHealth Group, Inc.	3,637	1,134,635
Universal Health Services, Inc., Class B	275	49,816
Waystar Holding Corp.*	21,338	872,084
Zimmer Biomet Holdings, Inc.	1,437	131,069
		7,547,742
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — 0.4%
BellRing Brands, Inc.*	209	$ 12,107
Central Garden & Pet Co., Class A*	696	21,778
Clorox Co. (The)	146	17,530
Colgate-Palmolive Co.	1,593	144,804
Interparfums, Inc.	23	3,020
Kenvue, Inc.	25,664	537,147
Kimberly-Clark Corp.	2,916	375,931
Oddity Tech Ltd., Class A (Israel)*	636	47,999
Procter & Gamble Co. (The)	518	82,528
		1,242,844
Materials — 1.8%
Amcor PLC (Jersey)	23,464	215,634
Avery Dennison Corp.	358	62,818
Barrick Mining Corp. (Canada)	9,683	201,600
Cabot Corp.	679	50,925
Compass Minerals International, Inc.*	1,154	23,184
Crown Holdings, Inc.	4,860	500,483
DuPont de Nemours, Inc.	1,367	93,763
Eastman Chemical Co.	369	27,550
Element Solutions, Inc.	19,834	449,240
Fortuna Mining Corp. (Canada)*	32,463	212,308
IAMGOLD Corp. (Canada)*	1,517	11,150
Ingevity Corp.*	2,047	88,205
International Flavors & Fragrances, Inc.	309	22,727
Kinross Gold Corp. (Canada)	69,626	1,088,254
Linde PLC (Ireland)	1,086	509,529
Louisiana-Pacific Corp.	448	38,524
New Gold, Inc. (Canada)*	96,012	475,259
NewMarket Corp.	304	210,021
Newmont Corp.	1,472	85,759
Packaging Corp. of America	1,679	316,408
Pan American Silver Corp. (Canada)	11,693	332,081
PPG Industries, Inc.	2,224	252,980
Royal Gold, Inc.	167	29,699
Sealed Air Corp.	9,522	295,468
Sherwin-Williams Co. (The)	339	116,399
Southern Copper Corp.	1,627	164,604
SunCoke Energy, Inc.	4,321	37,117
Teck Resources Ltd., Class B (Canada)	173	6,986
United States Lime & Minerals, Inc.	300	29,940

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Vulcan Materials Co.	638	$ 166,403
Wheaton Precious Metals Corp. (Canada)	3,079	276,494
		6,391,512
Media & Entertainment — 2.0%
Alphabet, Inc., Class A	10,500	1,850,415
Bumble, Inc., Class A*	479	3,157
Cargurus, Inc.*	3,036	101,615
Charter Communications, Inc., Class A*	131	53,554
Clear Channel Outdoor Holdings, Inc.*	152	178
Comcast Corp., Class A	4,104	146,472
Electronic Arts, Inc.	420	67,074
EverQuote, Inc., Class A*	3,550	85,839
Fox Corp., Class A	7,337	411,165
IAC, Inc.*	6,839	255,368
Interpublic Group of Cos., Inc. (The)	4,659	114,052
John Wiley & Sons, Inc., Class A	824	36,775
Madison Square Garden Entertainment Corp.*	1,874	74,904
Match Group, Inc.	1,543	47,663
MediaAlpha, Inc., Class A*	127	1,391
Meta Platforms, Inc., Class A	1,078	795,661
Netflix, Inc.*	812	1,087,374
News Corp., Class A	8,656	257,256
Nexstar Media Group, Inc.	194	33,552
Nexxen International Ltd. (Israel)*	473	4,924
Omnicom Group, Inc.	2,352	169,203
QuinStreet, Inc.*	1,855	29,865
ROBLOX Corp., Class A*	3,446	362,519
Rumble, Inc.*	321	2,883
Spotify Technology SA (Luxembourg)*	111	85,175
TEGNA, Inc.	3,213	53,850
Trade Desk, Inc. (The), Class A*	4,747	341,737
Vimeo, Inc.*	9,953	40,210
Walt Disney Co. (The)	2,944	365,085
Yelp, Inc.*	6,715	230,123
Ziff Davis, Inc.*	1,382	41,833
		7,150,872
Pharmaceuticals, Biotechnology & Life Sciences — 1.5%
10X Genomics, Inc., Class A*	7,585	87,834
Alkermes PLC (Ireland)*	239	6,838
Amneal Pharmaceuticals, Inc.*	1,505	12,175
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
BioCryst Pharmaceuticals, Inc.*	15,370	$ 137,715
BioLife Solutions, Inc.*	1,481	31,901
BioMarin Pharmaceutical, Inc.*	2,313	127,146
Bio-Rad Laboratories, Inc., Class A*	103	24,856
Bristol-Myers Squibb Co.	1,361	63,001
Catalyst Pharmaceuticals, Inc.*	3,536	76,731
Charles River Laboratories International, Inc.*	4	607
Exelixis, Inc.*	2,277	100,359
Gilead Sciences, Inc.	4,892	542,376
Halozyme Therapeutics, Inc.*	2,450	127,449
Harmony Biosciences Holdings, Inc.*	2,560	80,896
Incyte Corp.*	1,320	89,892
Innoviva, Inc.*	2,753	55,308
IQVIA Holdings, Inc.*	1,898	299,106
Jazz Pharmaceuticals PLC (Ireland)*	18	1,910
Johnson & Johnson	4,538	693,179
Kiniksa Pharmaceuticals International PLC (United Kingdom)*	1,470	40,675
MannKind Corp.*	189	707
Pacira BioSciences, Inc.*	1,604	38,336
Personalis, Inc.*	116	761
Pfizer, Inc.	52,163	1,264,431
Prestige Consumer Healthcare, Inc.*	288	22,997
PTC Therapeutics, Inc.*	2,238	109,304
Regeneron Pharmaceuticals, Inc.	328	172,200
Repligen Corp.*	295	36,692
Revvity, Inc.	611	59,096
Supernus Pharmaceuticals, Inc.*	1,592	50,180
Thermo Fisher Scientific, Inc.	553	224,219
Viatris, Inc.	13,273	118,528
Waters Corp.*	39	13,612
Zoetis, Inc.	4,049	631,441
		5,342,458
Semiconductors & Semiconductor Equipment — 1.6%
ACM Research, Inc., Class A*	1,866	48,330
Advanced Micro Devices, Inc.*	1,147	162,759
Analog Devices, Inc.	844	200,889
Broadcom, Inc.	2,466	679,753
Credo Technology Group Holding Ltd. (Cayman Islands)*	959	88,794
Enphase Energy, Inc.*	3,999	158,560
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	6,538	249,752

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Microchip Technology, Inc.	2,828	$ 199,006
Micron Technology, Inc.	11,397	1,404,680
MKS, Inc.	2,554	253,766
Monolithic Power Systems, Inc.	152	111,170
NVIDIA Corp.	871	137,609
Photronics, Inc.*	1,011	19,037
Power Integrations, Inc.	297	16,602
Qorvo, Inc.*	7,364	625,277
QUALCOMM, Inc.	2,543	404,998
Rambus, Inc.*	198	12,676
Semtech Corp.*	198	8,938
Silicon Laboratories, Inc.*	1,810	266,722
SiTime Corp.*	154	32,814
Skyworks Solutions, Inc.	966	71,986
Teradyne, Inc.	6,550	588,976
		5,743,094
Software & Services — 3.9%
Accenture PLC, Class A (Ireland)	87	26,003
ACI Worldwide, Inc.*	134	6,152
Alarm.com Holdings, Inc.*	175	9,900
Amdocs Ltd. (Guernsey)	404	36,861
AvePoint, Inc.*	2,409	46,518
Blackbaud, Inc.*	1,077	69,154
BlackLine, Inc.*	124	7,021
Cadence Design Systems, Inc.*	2,294	706,896
CGI, Inc. (Canada)	37	3,879
Clear Secure, Inc., Class A	2,471	68,595
Clearwater Analytics Holdings, Inc., Class A*	11,712	256,844
Crowdstrike Holdings, Inc., Class A*	588	299,474
Dolby Laboratories, Inc., Class A	1,343	99,731
Dropbox, Inc., Class A*	589	16,845
D-Wave Quantum, Inc.*	26,331	385,486
DXC Technology Co.*	3,812	58,285
EPAM Systems, Inc.*	130	22,987
Fortinet, Inc.*	9,178	970,298
Gartner, Inc.*	1,108	447,876
Gen Digital, Inc.	6,296	185,102
GoDaddy, Inc., Class A*	648	116,679
Guidewire Software, Inc.*	1,229	289,368
Informatica, Inc., Class A*	3,594	87,514
Karooooo Ltd. (Singapore)	4	196
Kyndryl Holdings, Inc.*	9,063	380,284
LiveRamp Holdings, Inc.*	2,083	68,822
Microsoft Corp.	4,469	2,222,925
MongoDB, Inc.*	2,232	468,698
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
NCR Voyix Corp.*	2,042	$ 23,953
Okta, Inc.*	375	37,489
OneSpan, Inc.	920	15,355
Oracle Corp.	656	143,421
Palantir Technologies, Inc., Class A*	973	132,639
Palo Alto Networks, Inc.*	2,887	590,796
Pegasystems, Inc.	11,168	604,524
PTC, Inc.*	3,185	548,903
Q2 Holdings, Inc.*	4,741	443,710
Qualys, Inc.*	284	40,575
RingCentral, Inc., Class A*	3,466	98,261
Roper Technologies, Inc.	484	274,351
Salesforce, Inc.	33	8,999
ServiceNow, Inc.*	1,518	1,560,625
Snowflake, Inc., Class A*	495	110,766
Teradata Corp.*	4,636	103,429
Twilio, Inc., Class A*	6,237	775,633
Varonis Systems, Inc.*	920	46,690
VeriSign, Inc.	540	155,952
Yext, Inc.*	3,403	28,926
Zoom Communications, Inc.*	5,359	417,895
		13,521,285
Technology Hardware & Equipment — 1.6%
ADTRAN Holdings, Inc.*	1,694	15,195
Aeva Technologies, Inc.*	2,300	86,917
Apple, Inc.	3,833	786,417
Benchmark Electronics, Inc.	824	31,996
CDW Corp.	11	1,964
Cisco Systems, Inc.	9,712	673,819
CommScope Holding Co., Inc.*	36,816	304,836
CompoSecure, Inc., Class A*	1,594	22,459
Dell Technologies, Inc., Class C	749	91,827
ePlus, Inc.*	1,057	76,210
F5, Inc.*	991	291,671
HP, Inc.	2,274	55,622
Itron, Inc.*	521	68,579
Jabil, Inc.	630	137,403
Juniper Networks, Inc.	570	22,760
Keysight Technologies, Inc.*	239	39,163
Knowles Corp.*	1,517	26,730
Littelfuse, Inc.	99	22,446
Motorola Solutions, Inc.	93	39,103
NetApp, Inc.	3,392	361,418
NetScout Systems, Inc.*	913	22,652
nLight, Inc.*	776	15,272
Novanta, Inc. (Canada)*	97	12,506

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Ouster, Inc.*	5,344	$ 129,592
PAR Technology Corp.*	1,061	73,602
Plexus Corp.*	668	90,387
Ralliant Corp.*	1,497	72,573
Rogers Corp.*	1,222	83,683
ScanSource, Inc.*	1,664	69,572
Seagate Technology Holdings PLC (Ireland)	386	55,711
Super Micro Computer, Inc.*	4,345	212,948
TE Connectivity PLC (Ireland)	587	99,009
Teledyne Technologies, Inc.*	94	48,157
Western Digital Corp.	21,412	1,370,154
Xerox Holdings Corp.	525	2,767
Zebra Technologies Corp., Class A*	418	128,894
		5,644,014
Telecommunication Services — 0.3%
AT&T, Inc.	7,995	231,375
Iridium Communications, Inc.	1,211	36,536
TELUS Corp. (Canada)	5,610	90,097
T-Mobile US, Inc.	1,877	447,214
Verizon Communications, Inc.	3,120	135,002
		940,224
Transportation — 0.7%
Allegiant Travel Co.*	2,342	128,693
Canadian National Railway Co. (Canada)	130	13,525
CH Robinson Worldwide, Inc.	1,171	112,358
CSX Corp.	13,767	449,217
Delta Air Lines, Inc.	3,592	176,655
Lyft, Inc., Class A*	15,561	245,241
Matson, Inc.	315	35,075
Ryder System, Inc.	897	142,623
SkyWest, Inc.*	1,454	149,718
Southwest Airlines Co.	2,371	76,915
Sun Country Airlines Holdings, Inc.*	9,963	117,065
Uber Technologies, Inc.*	5,980	557,934
Union Pacific Corp.	744	171,180
United Parcel Service, Inc., Class B	226	22,813
Werner Enterprises, Inc.	211	5,773
		2,404,785
Utilities — 1.2%
American Water Works Co., Inc.	130	18,084
Brookfield Infrastructure Corp., Class A (Canada)	2,531	105,289
CenterPoint Energy, Inc.	3,917	143,910
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Constellation Energy Corp.	1,105	$ 356,650
Evergy, Inc.	60	4,136
Eversource Energy	3,103	197,413
MDU Resources Group, Inc.	10,124	168,767
MGE Energy, Inc.	140	12,382
Middlesex Water Co.	27	1,463
National Fuel Gas Co.	3,184	269,717
NiSource, Inc.	2,596	104,723
NRG Energy, Inc.	4,929	791,499
Oklo, Inc.*	6,028	337,508
Public Service Enterprise Group, Inc.	2,942	247,657
Vistra Corp.	7,367	1,427,798
		4,186,996
TOTAL COMMON STOCKS (Cost $92,386,519)		106,106,986
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES — 44.1%
Gotham 1000 Value ETF(a)(b)	3,040,000	73,233,600
Gotham Enhanced 500 ETF(a)(b)	2,398,000	81,374,931
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $121,367,410)		154,608,531
EXCHANGE TRADED FUNDS — 0.4%
SPDR S&P 500 ETF Trust	2,255	1,393,252
TOTAL EXCHANGE TRADED FUNDS (Cost $1,354,307)		1,393,252
SHORT-TERM INVESTMENT — 5.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%(c)	19,468,189	19,468,189
TOTAL SHORT-TERM INVESTMENT (Cost $19,468,189)		19,468,189

TOTAL INVESTMENTS - 80.2% (Cost $234,576,425)		281,576,958
OTHER ASSETS IN EXCESS OF LIABILITIES - 19.8%		69,420,398
NET ASSETS - 100.0%		$350,997,356

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(b)	Security position is either entirely or partially designated as collateral for total return swaps.
(c)	Rate disclosed is the 7-day yield at June 30, 2025.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
The portfolio matures between August 27, 2025 and January 22, 2030, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents 24.1% of net assets as of June 30, 2025:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	7,112	$118,762	$138,400	$22,126
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/22/30	7,441	437,281	507,625	76,859
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	01/12/29	11,617	375,151	388,937	22,318
Dorman Products, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,444	170,817	177,135	8,893
Ford Motor Co.	USFF +0.250%	Weekly	MS	07/16/29	87,092	894,418	944,948	99,823
Garrett Motion, Inc.	USFF +0.250%	Weekly	MS	01/22/30	9,796	99,654	102,956	4,834
General Motors Co.	USFF +0.250%	Weekly	MS	07/08/27	29,636	1,399,208	1,458,388	95,894
Gentex Corp.	USFF +0.250%	Weekly	MS	01/22/30	7,194	155,852	158,196	4,850
Harley-Davidson, Inc.	USFF +0.250%	Weekly	MS	01/22/30	644	15,167	15,198	337
LCI Industries	USFF +0.250%	Weekly	MS	01/12/29	3,335	338,297	304,119	(19,082)
Phinia, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,267	196,520	189,839	(1,271)
Visteon Corp.	USFF +0.250%	Weekly	MS	07/16/29	5,807	482,196	541,793	66,634
					175,385	4,683,323	4,927,534	382,215
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	4,855	566,651	739,125	194,475
A. O. Smith Corp.	USFF -0.250%	Weekly	MS	07/16/29	6,129	392,571	401,879	15,873
Alamo Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,362	251,551	297,434	50,739
Allegion PLC (Ireland)	USFF +0.250%	Weekly	MS	01/22/30	7,128	986,794	1,027,287	57,991
Allient, Inc.	USFF +0.250%	Weekly	MS	01/22/30	275	9,603	9,985	573
Allison Transmission Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,847	453,619	460,417	13,554
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,639	969,458	1,020,433	70,169
Applied Industrial Technologies, Inc.	USFF +0.250%	Weekly	MS	01/22/30	90	20,085	20,921	1,561
Argan, Inc.	USFF +0.250%	Weekly	MS	01/22/30	592	124,545	130,524	7,869
Astec Industries, Inc.	USFF +0.250%	Weekly	MS	01/22/30	11	460	459	79
Astronics Corp.	USFF +0.250%	Weekly	MS	01/22/30	9,169	260,331	306,978	50,545
Axon Enterprise, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,281	962,907	1,060,591	113,328
Carrier Global Corp.	USFF +0.250%	Weekly	MS	01/22/30	2,234	161,594	163,506	4,350
Core & Main, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	1,546	92,084	93,301	2,627
Crane Co.	USFF +0.250%	Weekly	MS	07/08/27	657	108,595	124,758	19,304
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,723	532,237	564,283	47,555
Deere & Co.	USFF +0.250%	Weekly	MS	01/12/29	1,120	451,834	569,509	132,452
DNOW, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,610	133,609	142,516	11,022
Dover Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,507	428,664	459,358	41,834
Fastenal Co.	USFF +0.250%	Weekly	MS	01/22/30	2,145	88,733	90,090	2,718
Fortive Corp.	USFF +0.250%	Weekly	MS	01/22/30	6,349	344,676	330,973	(118,934)
Fortune Brands Innovations, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,965	98,795	101,158	4,421
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,702	561,604	900,613	347,463

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Generac Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,739	$681,709	$821,882	$149,574
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/22/30	2,963	755,136	864,189	126,066
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	4,237	780,597	1,090,561	326,283
Gorman-Rupp Co. (The)	USFF +0.250%	Weekly	MS	01/22/30	3	110	110	50
Graco, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,569	217,195	220,857	6,924
Granite Construction, Inc.	USFF +0.250%	Weekly	MS	07/16/29	638	43,629	59,659	17,056
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,144	185,125	227,531	54,576
Hayward Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	45,752	657,258	631,378	(16,112)
HEICO Corp.	USFF +0.250%	Weekly	MS	01/22/30	678	202,015	222,384	26,613
Helios Technologies, Inc.	USFF +0.250%	Weekly	MS	07/06/26	3,530	146,482	117,796	(26,161)
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/22/30	925	208,108	215,414	11,474
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,074	372,127	572,164	206,816
IDEX Corp.	USFF +0.250%	Weekly	MS	01/22/30	97	17,036	17,030	295
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,764	928,754	930,649	31,434
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,572	274,345	297,119	26,927
Janus International Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,460	44,497	44,444	654
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	11,502	873,017	1,214,841	364,149
Kennametal, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,189	72,450	73,219	3,560
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,690	976,830	1,176,440	225,360
Leonardo DRS, Inc.	USFF +0.250%	Weekly	MS	01/22/30	7,118	301,459	330,845	34,256
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	01/22/30	6,341	2,923,642	2,936,771	70,758
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,432	192,686	220,884	39,725
MasTec, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,862	193,872	317,341	126,384
Mercury Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	14,915	654,941	803,322	158,418
Microvast Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	78,492	254,285	284,926	34,450
Middleby Corp. (The)	USFF +0.250%	Weekly	MS	01/22/30	1,751	233,720	252,144	21,929
MRC Global, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,132	105,160	125,200	21,643
Mueller Water Products, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	32,916	752,896	791,301	52,570
MYR Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	577	100,323	104,697	5,905
NEXTracker, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	23,410	1,208,936	1,272,802	81,793

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
NuScale Power Corp.	USFF +0.250%	Weekly	MS	07/16/29	8,447	$111,870	$334,163	$223,996
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	01/22/30	2,093	201,308	207,249	8,975
Owens Corning	USFF +0.250%	Weekly	MS	01/22/30	2,010	274,785	276,415	5,772
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	07/11/28	24	12,407	16,763	5,069
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	1,372	116,988	140,850	26,641
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	500	72,907	105,225	36,177
Primoris Services Corp.	USFF +0.250%	Weekly	MS	01/22/30	12,745	770,885	993,345	239,426
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/11/28	634	216,049	239,703	26,906
REV Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	12,676	485,050	603,251	126,564
Rocket Lab Corp.	USFF +0.250%	Weekly	MS	07/16/29	38,282	329,322	1,369,347	1,044,944
RTX Corp.	USFF +0.250%	Weekly	MS	01/22/30	1,152	166,018	168,215	4,701
Rush Enterprises, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	3,452	172,697	177,813	7,699
Sensata Technologies Holding PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/22/30	35,877	875,326	1,080,256	221,882
Shoals Technologies Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	7,237	33,126	30,757	(1,830)
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,403	393,795	436,586	60,191
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,177	299,162	365,039	71,095
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,765	330,768	322,829	6,007
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	376	42,059	86,754	45,366
Stratasys Ltd. (Israel)	USFF +0.250%	Weekly	MS	01/22/30	117	1,335	1,342	75
Textron, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,705	319,663	377,764	62,969
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	01/12/29	13,005	297,413	608,374	315,407
United Rentals, Inc.	USFF +0.250%	Weekly	MS	01/22/30	749	467,298	564,297	105,626
V2X, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,442	213,191	215,659	5,670
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,927	548,610	629,300	92,257
Watts Water Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	829	173,493	203,843	33,548
WillScot Holdings Corp.	USFF +0.250%	Weekly	MS	01/22/30	23,096	631,997	632,830	11,155
Worthington Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,979	129,633	189,584	64,611
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	746	736,189	776,019	56,642
Xylem, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,161	147,531	150,187	5,393
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,251	157,468	192,029	37,764
					552,637	31,087,683	36,749,786	6,205,635

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	08/27/25	4,038	$1,040,976	$1,245,319	$261,816
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,123	239,219	272,923	40,820
Cintas Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,390	235,583	309,789	80,263
Clean Harbors, Inc.	USFF +0.250%	Weekly	MS	01/22/30	188	39,866	43,462	4,465
Copart, Inc.	USFF +0.250%	Weekly	MS	01/22/30	11,720	581,615	575,100	2,135
CSG Systems International, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,792	303,824	312,966	15,012
Driven Brands Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	8,818	155,563	154,844	1,630
Equifax, Inc.	USFF +0.250%	Weekly	MS	01/22/30	640	164,084	165,997	4,388
Exponent, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,042	314,360	301,978	(6,771)
GFL Environmental, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	9,372	462,998	472,911	16,809
Healthcare Services Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,725	81,231	86,047	6,310
Huron Consulting Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,604	497,354	495,694	5,744
Innodata, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,440	140,269	227,417	89,271
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,042	346,871	399,871	61,289
KBR, Inc.	USFF +0.250%	Weekly	MS	01/22/30	6,892	349,179	330,402	(12,807)
Korn Ferry	USFF +0.250%	Weekly	MS	01/22/30	3,136	192,622	229,963	40,238
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,563	237,835	246,579	12,939
Paycom Software, Inc.	USFF +0.250%	Weekly	MS	01/22/30	725	168,610	167,765	1,697
Pitney Bowes, Inc.	USFF +0.250%	Weekly	MS	07/16/29	46,462	416,662	506,900	100,703
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,303	495,718	567,943	83,562
Robert Half, Inc.	USFF +0.250%	Weekly	MS	01/22/30	8,322	380,877	341,618	(28,667)
Rollins, Inc.	USFF +0.250%	Weekly	MS	01/22/30	533	29,965	30,072	962
Steelcase, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	5,101	60,146	53,203	(3,956)
UniFirst Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,752	318,405	329,761	16,866
Upwork, Inc.	USFF +0.250%	Weekly	MS	07/16/29	87,073	1,292,546	1,170,261	(103,122)
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	7,895	709,376	797,000	101,158
Verisk Analytics, Inc.	USFF +0.250%	Weekly	MS	01/22/30	359	110,440	111,829	3,117
Waste Connections, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	1,104	212,840	206,139	(3,241)
					236,154	9,579,034	10,153,753	792,630
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF +0.250%	Weekly	MS	01/10/28	9,281	690,274	768,931	94,723
Advance Auto Parts, Inc.	USFF +0.250%	Weekly	MS	01/22/30	39,526	1,647,193	1,837,564	215,930
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	19,143	3,079,570	4,199,783	1,212,404
AutoZone, Inc.	USFF +0.250%	Weekly	MS	01/22/30	207	744,392	768,432	34,680

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	01/22/30	25,109	$706,925	$752,266	$60,406
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	08/27/25	671	44,384	45,044	10,447
Buckle, Inc. (The)	USFF +0.250%	Weekly	MS	01/22/30	4,352	149,935	197,363	51,189
Build-A-Bear Workshop, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,074	100,745	106,935	8,177
CarMax, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,830	190,189	190,204	2,877
Dillard's, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	625	222,639	261,144	42,002
eBay, Inc.	USFF +0.250%	Weekly	MS	08/27/25	14,340	969,459	1,067,756	133,066
Five Below, Inc.	USFF +0.250%	Weekly	MS	01/22/30	12,750	1,544,665	1,672,545	150,772
Group 1 Automotive, Inc.	USFF +0.250%	Weekly	MS	01/22/30	186	74,645	81,228	8,006
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	1,111	394,089	407,337	26,402
Lithia Motors, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,041	300,245	351,671	58,501
LKQ Corp.	USFF +0.250%	Weekly	MS	01/22/30	3,639	143,163	134,679	(6,319)
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,738	1,058,057	1,051,220	17,810
Macy's, Inc.	USFF +0.250%	Weekly	MS	01/22/30	59,076	662,855	688,826	43,244
Petco Health & Wellness Co., Inc.	USFF +0.250%	Weekly	MS	07/16/29	109,868	388,298	310,926	(71,581)
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,678	473,014	469,239	3,269
Sally Beauty Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	28,120	271,829	260,391	(7,369)
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/22/30	4,601	245,084	366,010	135,146
Sonic Automotive, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	222	15,132	17,744	3,262
ThredUp, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	18,074	137,532	135,374	(75)
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/22/30	8,926	1,129,839	1,102,272	(8,538)
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,292	479,487	604,423	132,188
Urban Outfitters, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,530	159,368	256,066	103,195
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,363	324,902	386,043	68,102
Winmark Corp.	USFF +0.250%	Weekly	MS	01/22/30	28	10,527	10,573	250
					381,401	16,358,436	18,501,989	2,522,166
Consumer Durables & Apparel
Amer Sports, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/22/30	2,569	56,162	99,574	44,291
Canada Goose Holdings, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	8,597	100,546	96,200	(2,811)
Cavco Industries, Inc.	USFF +0.250%	Weekly	MS	01/22/30	569	239,678	247,191	10,771
Champion Homes, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,025	484,471	314,615	(162,643)
Cricut, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	134	880	907	89
Crocs, Inc.	USFF +0.250%	Weekly	MS	01/22/30	8,843	895,700	895,619	12,375

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/22/30	18,533	$2,035,700	$1,910,196	$(95,350)
G-III Apparel Group Ltd.	USFF +0.250%	Weekly	MS	01/22/30	3,512	86,613	78,669	(6,615)
Hanesbrands, Inc.	USFF +0.250%	Weekly	MS	01/22/30	9,158	41,496	41,944	1,110
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	10,202	586,502	753,112	196,236
Kontoor Brands, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,915	347,468	324,243	(15,643)
La-Z-Boy, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,416	53,828	52,633	(351)
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	01/22/30	35,258	311,163	314,501	10,008
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	01/22/30	32	7,384	7,603	377
Mattel, Inc.	USFF +0.250%	Weekly	MS	01/12/29	20,048	313,330	395,347	86,699
NVR, Inc.	USFF +0.250%	Weekly	MS	01/12/29	32	257,433	236,341	(17,237)
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	87,955	434,331	610,408	182,548
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,264	456,369	620,970	177,513
Steven Madden Ltd.	USFF +0.250%	Weekly	MS	01/22/30	6,368	144,906	152,705	10,457
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,998	130,602	263,254	139,305
Wolverine World Wide, Inc.	USFF +0.250%	Weekly	MS	07/16/29	14,530	313,132	262,702	(43,501)
YETI Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	15,588	529,760	491,334	(30,544)
					258,546	7,827,454	8,170,068	497,084
Consumer Services
ADT, Inc.	USFF +0.250%	Weekly	MS	01/22/30	15,916	131,605	134,809	5,840
Adtalem Global Education, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,793	180,177	228,123	50,629
BJ's Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,984	135,181	177,686	44,553
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	380	1,928,217	2,199,911	306,576
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	01/22/30	9,464	268,327	268,683	4,373
Carnival Corp. (Panama)	USFF +0.250%	Weekly	MS	01/22/30	11,398	202,183	320,512	181,244
Cava Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,541	267,546	298,258	36,262
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,137	906,367	901,742	8,827
Domino's Pizza, Inc.	USFF +0.250%	Weekly	MS	07/06/26	2,025	926,123	912,465	3,001
DraftKings, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	30,116	1,228,254	1,291,675	81,634
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,866	289,332	314,757	30,325
Frontdoor, Inc.	USFF +0.250%	Weekly	MS	07/11/28	81	2,705	4,774	2,485
Graham Holdings Co., Class B	USFF +0.250%	Weekly	MS	01/22/30	312	285,456	295,205	14,435
Life Time Group Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	14,639	356,988	444,001	92,354
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	1,016	272,017	277,581	9,638
McDonald's Corp.	USFF +0.250%	Weekly	MS	08/27/25	5,834	1,697,098	1,704,520	60,431

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Pursuit Attractions and Hospitality, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,161	$101,753	$91,132	$(9,068)
Restaurant Brands International, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	184	12,150	12,197	275
Royal Caribbean Cruises Ltd. (Liberia)	USFF +0.250%	Weekly	MS	01/22/30	474	144,974	148,428	5,684
Rush Street Interactive, Inc.	USFF +0.250%	Weekly	MS	01/12/29	26,266	257,105	391,363	139,244
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	07/16/29	803	67,911	68,359	2,064
Vail Resorts, Inc.	USFF +0.250%	Weekly	MS	01/22/30	575	76,812	90,350	18,999
Wyndham Hotels & Resorts, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,775	471,914	468,988	5,593
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	01/12/29	3,120	261,637	292,250	35,850
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,781	782,065	856,629	99,054
					152,641	11,253,897	12,194,398	1,230,302
Consumer Staples Distribution & Retail
Chefs' Warehouse, Inc. (The)	USFF +0.250%	Weekly	MS	01/22/30	2,998	160,086	191,302	33,632
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	07/06/26	1,187	1,102,665	1,175,059	102,728
Dollar General Corp.	USFF +0.250%	Weekly	MS	07/16/29	5,907	472,070	675,643	214,682
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,671	698,961	957,816	269,240
Kroger Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	9,434	599,450	676,701	90,628
Maplebear, Inc.	USFF +0.250%	Weekly	MS	01/22/30	13,022	581,399	589,115	16,363
Natural Grocers by Vitamin Cottage, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,169	53,304	45,883	(6,551)
Sysco Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,364	309,057	330,529	29,948
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	13,724	1,485,717	1,353,873	(78,168)
United Natural Foods, Inc.	USFF +0.250%	Weekly	MS	07/16/29	24,771	641,999	577,412	(55,044)
US Foods Holding Corp.	USFF +0.250%	Weekly	MS	01/22/30	1,132	86,449	87,175	2,053
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/12/29	14,340	1,344,215	1,402,165	81,182
					101,719	7,535,372	8,062,673	700,693
Energy
Antero Resources Corp.	USFF +0.250%	Weekly	MS	01/22/30	16,109	534,694	648,871	122,133
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	12,441	473,758	476,988	17,637
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	16,484	516,685	517,598	12,326
Cenovus Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	3,019	41,167	41,058	274

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Centrus Energy Corp., Class A	USFF +0.250%	Weekly	MS	01/22/30	18,340	$1,285,814	$3,359,521	$2,092,771
Chevron Corp.	USFF +0.250%	Weekly	MS	01/12/29	19,451	2,848,353	2,785,189	56,395
CVR Energy, Inc.	USFF +0.250%	Weekly	MS	01/22/30	9,583	172,588	257,304	91,062
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/22/30	2,762	30,349	29,857	(72)
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	17,326	2,076,718	2,072,363	52,033
EQT Corp.	USFF +0.250%	Weekly	MS	01/22/30	10,927	610,408	637,263	35,930
Excelerate Energy, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	4,284	127,064	125,607	494
FLEX LNG Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/22/30	38	836	835	114
Hallador Energy Co.	USFF +0.250%	Weekly	MS	01/22/30	6,610	111,437	104,636	(5,104)
Halliburton Co.	USFF +0.250%	Weekly	MS	01/22/30	27,443	633,513	559,288	(61,546)
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12,336	292,461	362,678	87,993
Magnolia Oil & Gas Corp., Class A	USFF +0.250%	Weekly	MS	01/22/30	29,806	616,947	670,039	66,817
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	08/27/25	13,282	272,045	298,845	38,146
Northern Oil & Gas, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,813	349,068	278,199	(55,230)
NOV, Inc.	USFF +0.250%	Weekly	MS	01/22/30	79,737	1,139,515	991,131	(108,103)
NPK International, Inc.	USFF +0.250%	Weekly	MS	01/22/30	848	7,296	7,216	77
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	01/22/30	12,608	529,873	529,662	10,248
Patterson-UTI Energy, Inc.	USFF +0.250%	Weekly	MS	01/22/30	11,949	66,235	70,858	6,489
Peabody Energy Corp.	USFF +0.250%	Weekly	MS	01/22/30	8,754	112,784	117,479	6,411
Permian Resources Corp.	USFF +0.250%	Weekly	MS	01/22/30	76,091	985,230	1,036,359	76,557
Phillips 66	USFF +0.250%	Weekly	MS	01/22/30	6,279	657,167	749,085	109,220
RPC, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,216	5,759	5,752	127
Schlumberger NV (Curacao)	USFF +0.250%	Weekly	MS	07/16/29	9,467	332,235	319,985	(4,770)
TC Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	32,765	1,511,046	1,598,604	139,550
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/08/27	16,634	455,295	572,875	130,451
Texas Pacific Land Corp.	USFF +0.250%	Weekly	MS	01/22/30	382	458,225	403,541	(47,510)
Tidewater, Inc.	USFF +0.250%	Weekly	MS	01/22/30	11,189	449,749	516,149	73,552
Transocean Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/22/30	305,829	851,896	792,097	(47,152)
Valero Energy Corp.	USFF +0.250%	Weekly	MS	01/22/30	461	62,601	61,968	341
World Kinect Corp.	USFF +0.250%	Weekly	MS	01/22/30	9,832	256,751	278,737	27,561
					814,095	18,875,562	21,277,637	2,925,222

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Exchange Traded Funds
SPDR S&P 500 ETF Trust	USFF +0.250%	Weekly	MS	01/22/30	5,537	$3,329,115	$3,421,035	$149,384
Financial Services
Affirm Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,440	54,633	99,562	45,785
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/27/25	2,916	783,653	1,416,505	644,490
Blackrock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	185	127,065	194,111	71,845
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	835	153,883	194,730	46,710
CME Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,573	1,057,322	1,260,410	244,667
Coinbase Global, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	268	64,255	93,931	130,504
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,550	823,230	846,141	35,134
Euronet Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,311	226,084	234,289	11,597
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	01/22/30	552	235,007	246,899	15,818
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,733	1,107,626	1,333,247	242,050
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	9,737	220,026	232,227	49,468
Global Payments, Inc.	USFF +0.250%	Weekly	MS	01/22/30	11,550	857,311	924,462	83,020
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,253	685,307	780,298	110,985
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,719	931,733	965,975	49,315
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,145	227,713	281,226	59,413
Paymentus Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	4,991	177,582	163,455	(11,452)
Payoneer Global, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,265	12,108	15,515	3,635
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	20,441	1,312,700	1,519,175	225,937
Remitly Global, Inc.	USFF +0.250%	Weekly	MS	01/22/30	33,374	697,285	626,430	(60,495)
S&P Global, Inc.	USFF +0.250%	Weekly	MS	07/16/29	719	343,974	379,122	41,453
Sezzle, Inc.	USFF +0.250%	Weekly	MS	07/16/29	13,208	507,904	2,367,534	1,867,190
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,462	262,668	237,583	15,795
Toast, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	19,128	813,208	847,179	46,081
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	3,330	1,149,913	1,182,317	52,823
Western Union Co. (The)	USFF +0.250%	Weekly	MS	01/22/30	24,737	223,286	208,286	(7,820)
					178,422	13,055,476	16,650,609	4,013,948
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	08/27/25	22,496	1,132,226	1,318,940	346,346
Boston Beer Co., Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/22/30	283	62,741	53,999	(7,766)
Brown-Forman Corp., Class B	USFF +0.250%	Weekly	MS	01/22/30	3,668	96,079	98,706	4,096
Cal-Maine Foods, Inc.	USFF +0.250%	Weekly	MS	01/22/30	7,993	697,788	796,343	136,221
Campbell's Company (The)	USFF +0.250%	Weekly	MS	01/22/30	34,397	1,148,485	1,054,268	(74,161)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	08/27/25	7,039	$456,716	$498,009	$91,334
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	78,101	1,859,006	1,598,727	(214,401)
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	2,059	421,764	334,958	(76,487)
Darling Ingredients, Inc.	USFF +0.250%	Weekly	MS	01/22/30	14,738	428,769	559,160	146,113
Fresh Del Monte Produce, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/22/30	4,604	144,642	149,262	7,752
General Mills, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,691	441,974	398,471	(33,210)
Ingredion, Inc.	USFF +0.250%	Weekly	MS	07/11/28	945	115,169	128,161	17,577
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	3,148	346,455	309,134	(28,837)
Kellanova	USFF +0.250%	Weekly	MS	01/12/29	4,651	326,538	369,894	57,998
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/12/29	26,042	870,290	860,949	21,203
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	31,109	901,121	803,234	(70,406)
McCormick & Co., Inc., non-voting shares	USFF +0.250%	Weekly	MS	01/22/30	1,630	115,919	123,587	13,765
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	01/10/28	3,016	169,933	145,039	(14,947)
Monster Beverage Corp.	USFF +0.250%	Weekly	MS	01/22/30	8,900	555,647	557,496	10,114
National Beverage Corp.	USFF +0.250%	Weekly	MS	01/22/30	287	12,420	12,410	222
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/16/29	10,891	1,556,203	1,438,048	(66,710)
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	98	9,921	17,849	8,359
Pilgrim's Pride Corp.	USFF +0.250%	Weekly	MS	07/16/29	10,249	460,271	461,000	51,061
Seneca Foods Corp., Class A	USFF +0.250%	Weekly	MS	01/22/30	60	5,533	6,086	683
SunOpta, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	3,189	18,894	18,496	(70)
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	6,565	388,064	367,246	(4,966)
Universal Corp.	USFF +0.250%	Weekly	MS	01/22/30	1,218	73,529	70,936	(1,456)
Vita Coco Co., Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	2,244	56,499	81,008	25,393
					297,311	12,872,596	12,631,416	344,820
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	01/22/30	1,554	207,210	211,360	9,066
Align Technology, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,018	320,426	382,068	74,081
Amedisys, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,472	232,903	243,220	13,810
AMN Healthcare Services, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,682	67,780	76,107	9,378
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,994	156,410	122,327	(31,722)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	61,272	$2,002,495	$1,855,316	$(105,233)
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	01/22/30	2,576	446,564	443,716	5,838
Boston Scientific Corp.	USFF +0.250%	Weekly	MS	01/22/30	4,986	470,825	535,546	71,733
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,025	145,089	172,200	29,305
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,558	574,965	767,016	206,692
Centene Corp.	USFF +0.250%	Weekly	MS	07/16/29	9,046	520,689	491,017	(21,924)
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/16/29	1,551	429,619	512,730	97,706
CONMED Corp.	USFF +0.250%	Weekly	MS	01/22/30	6,843	378,182	356,383	(15,371)
CorVel Corp.	USFF -0.250%	Weekly	MS	07/08/27	1,713	183,881	176,062	(5,051)
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/16/29	6,759	334,945	466,236	142,569
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,798	658,185	683,475	34,706
DENTSPLY SIRONA, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,641	84,292	89,579	8,214
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,930	749,444	750,693	19,506
Encompass Health Corp.	USFF +0.250%	Weekly	MS	01/22/30	1,153	139,109	141,392	4,389
Envista Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	40,037	676,421	782,323	115,859
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	14,674	935,375	1,086,903	166,788
GeneDx Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	746	23,703	68,863	46,748
Globus Medical, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	17,171	1,261,280	1,013,432	(234,112)
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/22/30	515	193,557	197,297	6,980
HealthEquity, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,385	246,533	249,853	7,014
Humana, Inc.	USFF +0.250%	Weekly	MS	01/22/30	416	96,468	101,704	7,079
ICU Medical, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,571	488,228	471,908	(9,052)
iRhythm Technologies, Inc.	USFF +0.250%	Weekly	MS	01/22/30	788	116,887	121,320	6,210
LivaNova PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/16/29	3,607	149,536	162,387	15,106
Masimo Corp.	USFF +0.250%	Weekly	MS	01/22/30	3,202	517,964	538,640	28,392
McKesson Corp.	USFF +0.250%	Weekly	MS	01/12/29	444	305,132	325,354	25,063
Merit Medical Systems, Inc.	USFF +0.250%	Weekly	MS	01/22/30	716	67,214	66,932	760
Omnicell, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,194	91,138	93,904	4,158
Pediatrix Medical Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	21,151	286,005	303,517	21,790
Penumbra, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,609	933,705	926,178	6,330
Phreesia, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,615	34,981	45,963	11,548
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,075	68,352	70,725	3,432
Progyny, Inc.	USFF +0.250%	Weekly	MS	01/22/30	6,195	131,856	136,290	6,432

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Quest Diagnostics, Inc.	USFF +0.250%	Weekly	MS	01/22/30	668	$115,592	$119,993	$6,426
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,050	214,735	270,900	69,473
Select Medical Holdings Corp.	USFF +0.250%	Weekly	MS	07/16/29	21,154	381,544	321,118	(52,852)
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,444	84,999	109,513	25,820
STERIS PLC (Ireland)	USFF +0.250%	Weekly	MS	01/22/30	789	188,222	189,534	4,144
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,505	532,832	469,515	(52,101)
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/22/30	4,988	843,943	903,576	73,822
Waystar Holding Corp.	USFF +0.250%	Weekly	MS	01/22/30	20,842	815,336	851,813	48,583
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,274	304,250	298,622	(318)
					314,396	18,208,801	18,774,520	907,214
Household & Personal Products
BellRing Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,530	77,129	88,633	12,693
Central Garden & Pet Co., Class A	USFF +0.250%	Weekly	MS	07/16/29	2,659	79,312	83,200	5,122
Clorox Co. (The)	USFF +0.250%	Weekly	MS	01/22/30	8,319	1,124,905	998,862	(105,688)
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	6,867	553,553	624,210	94,051
Coty, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	50,375	261,751	234,244	(23,588)
elf Beauty, Inc.	USFF +0.250%	Weekly	MS	01/22/30	6,111	726,710	760,453	45,211
Interparfums, Inc.	USFF +0.250%	Weekly	MS	01/22/30	94	12,363	12,343	211
Kenvue, Inc.	USFF +0.250%	Weekly	MS	01/22/30	33,793	737,259	707,287	(19,020)
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	6,978	891,196	899,604	62,371
Oddity Tech Ltd., Class A (Israel)	USFF +0.250%	Weekly	MS	01/12/29	520	17,889	39,244	21,668
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	3,819	634,879	608,443	(8,888)
					121,065	5,116,946	5,056,523	84,143
Materials
Agnico Eagle Mines Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	1,137	134,405	135,223	2,855
Alpha Metallurgical Resources, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,873	267,818	210,675	(57,066)
Amcor PLC (Jersey)	USFF +0.250%	Weekly	MS	01/22/30	21,082	193,381	193,744	4,070
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/22/30	1,864	343,011	327,076	(8,487)
Avient Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,913	114,737	94,119	(17,436)
Barrick Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	2,818	49,894	58,671	9,803
Cabot Corp.	USFF +0.250%	Weekly	MS	01/12/29	603	44,753	45,225	2,377

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Carpenter Technology Corp.	USFF +0.250%	Weekly	MS	07/11/28	2	$280	$553	$325
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	12,752	1,028,435	1,173,184	164,931
Compass Minerals International, Inc.	USFF +0.250%	Weekly	MS	01/22/30	7,341	143,668	147,481	6,272
Corteva, Inc.	USFF +0.250%	Weekly	MS	01/22/30	7,492	468,428	558,379	99,525
Crown Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,744	150,689	179,597	32,469
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/12/29	16,174	1,039,837	1,109,375	99,765
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/11/28	5,261	457,208	392,786	(50,591)
Element Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	51,740	1,109,488	1,171,911	79,062
Fortuna Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	101,399	513,466	663,149	157,325
IAMGOLD Corp. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	11,728	75,694	86,201	11,675
Ingevity Corp.	USFF +0.250%	Weekly	MS	07/16/29	5,927	253,147	255,394	6,039
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,153	330,540	305,453	(16,599)
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	71,263	1,038,309	1,113,841	92,223
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	08/27/25	1,923	780,538	902,233	152,932
Louisiana-Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,536	131,182	132,081	3,547
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	01/22/30	13,951	968,708	807,205	(113,611)
New Gold, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	197,665	508,567	978,442	477,444
NewMarket Corp.	USFF +0.250%	Weekly	MS	01/07/27	410	225,483	283,253	64,138
Newmont Corp.	USFF +0.250%	Weekly	MS	07/16/29	13,291	543,471	774,334	245,035
Packaging Corp. of America	USFF +0.250%	Weekly	MS	01/22/30	1,165	215,072	219,544	9,136
Pan American Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	19,894	474,791	564,990	98,308
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,958	708,744	677,723	(11,540)
Quaker Chemical Corp.	USFF +0.250%	Weekly	MS	01/22/30	799	81,780	89,440	9,242
Royal Gold, Inc.	USFF +0.250%	Weekly	MS	01/22/30	218	38,319	38,769	1,065
Sealed Air Corp.	USFF +0.250%	Weekly	MS	01/22/30	14,626	460,341	453,845	1,428
Sherwin-Williams Co. (The)	USFF +0.250%	Weekly	MS	01/22/30	989	331,290	339,583	13,529
Southern Copper Corp.	USFF +0.250%	Weekly	MS	01/22/30	3,082	265,188	311,806	53,196
SunCoke Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	13,423	132,471	115,304	(13,087)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Teck Resources Ltd., Class B (Canada)	USFF +0.250%	Weekly	MS	01/22/30	10,034	$329,363	$405,173	$81,605
United States Lime & Minerals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,365	244,204	236,027	(4,310)
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	01/22/30	478	124,508	124,672	2,214
Wheaton Precious Metals Corp. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	5,176	396,055	464,805	75,635
					636,249	14,717,263	16,141,266	1,764,443
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	08/27/25	18,054	2,970,473	3,181,656	320,477
Angi, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,242	80,669	79,993	565
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	35,605	224,559	234,637	12,198
Cargurus, Inc.	USFF +0.250%	Weekly	MS	01/22/30	14,354	456,203	480,428	31,020
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	813	278,718	332,363	57,814
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,070	32,263	32,293	555
Clear Channel Outdoor Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,950	4,529	4,622	208
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	26,848	979,373	958,205	21,768
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,338	545,183	692,779	159,870
EverQuote, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	14,373	315,458	347,539	36,775
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	8,811	391,434	493,768	110,767
IAC, Inc.	USFF +0.250%	Weekly	MS	01/22/30	21,698	767,906	810,203	53,702
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	08/27/25	27,783	656,296	680,128	44,478
John Wiley & Sons, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	1,002	39,814	44,719	5,543
Madison Square Garden Entertainment Corp.	USFF +0.250%	Weekly	MS	01/22/30	6,052	221,013	241,898	24,203
Match Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,055	94,133	94,369	1,677
MediaAlpha, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	247	2,677	2,705	116
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	5,891	3,131,159	4,348,088	1,274,856
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	983	830,380	1,316,365	502,422
News Corp., Class A	USFF +0.250%	Weekly	MS	08/27/25	8,383	216,934	249,143	37,134
Nexstar Media Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	528	78,915	91,318	14,601
Nexxen International Ltd. (Israel)	USFF +0.250%	Weekly	MS	01/22/30	819	8,481	8,526	219

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	10,244	$822,404	$736,953	$(57,567)
QuinStreet, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,207	49,168	51,633	3,240
ROBLOX Corp., Class A	USFF +0.250%	Weekly	MS	01/22/30	715	59,055	75,218	17,085
Rumble, Inc.	USFF +0.250%	Weekly	MS	01/22/30	436	3,997	3,915	25
Spotify Technology SA (Luxembourg)	USFF +0.250%	Weekly	MS	01/12/29	223	69,034	171,117	103,152
TEGNA, Inc.	USFF +0.250%	Weekly	MS	07/16/29	12,623	227,811	211,561	(9,513)
Trade Desk, Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/22/30	4,959	345,319	356,998	17,646
Vimeo, Inc.	USFF +0.250%	Weekly	MS	01/10/28	8,636	31,049	34,889	4,365
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	16,893	1,626,352	2,094,901	504,459
Warner Bros Discovery, Inc.	USFF +0.250%	Weekly	MS	01/22/30	7,841	61,247	89,858	39,637
Yelp, Inc.	USFF +0.250%	Weekly	MS	01/22/30	12,539	461,374	429,712	(24,791)
Ziff Davis, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,772	157,186	144,448	(10,364)
					292,987	16,240,566	19,126,948	3,298,342
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	9,772	106,424	113,160	8,358
AbbVie, Inc.	USFF +0.250%	Weekly	MS	01/22/30	179	33,189	33,226	676
Adaptive Biotechnologies Corp.	USFF +0.250%	Weekly	MS	01/22/30	13,372	142,763	155,784	15,180
ADMA Biologics, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,758	135,796	159,483	25,743
Alkermes PLC (Ireland)	USFF +0.250%	Weekly	MS	01/22/30	30,404	931,198	869,858	(47,520)
Amgen, Inc.	USFF +0.250%	Weekly	MS	01/22/30	253	70,181	70,640	1,546
Amneal Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	12,806	100,067	103,601	5,024
BioCryst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/22/30	35,769	360,279	320,490	(34,412)
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/22/30	266	33,563	33,407	388
BioLife Solutions, Inc.	USFF +0.250%	Weekly	MS	01/22/30	6,109	133,938	131,588	(321)
BioMarin Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	01/22/30	11,950	697,488	656,892	(30,233)
Bio-Rad Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,752	407,710	422,793	20,170
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/12/29	25,153	1,169,212	1,164,332	26,936
Catalyst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/22/30	10,215	233,896	221,666	(8,723)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,033	$665,564	$763,657	$107,881
Elanco Animal Health, Inc.	USFF +0.250%	Weekly	MS	01/22/30	14,049	117,252	200,620	85,150
Exelixis, Inc.	USFF +0.250%	Weekly	MS	01/22/30	19,206	811,113	846,504	48,698
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,181	344,642	463,547	134,406
Halozyme Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,942	261,392	257,083	(395)
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,930	233,696	250,588	20,396
Incyte Corp.	USFF +0.250%	Weekly	MS	01/22/30	278	16,244	18,932	2,985
Innoviva, Inc.	USFF +0.250%	Weekly	MS	07/16/29	11,138	201,842	223,762	24,954
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,196	896,890	818,838	(64,740)
Jazz Pharmaceuticals PLC (Ireland)	USFF +0.250%	Weekly	MS	01/22/30	11,484	1,275,174	1,218,682	(39,144)
Johnson & Johnson	USFF +0.250%	Weekly	MS	01/22/30	4,373	681,694	667,976	(233)
Kiniksa Pharmaceuticals International PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/22/30	1,422	40,403	39,347	(507)
MannKind Corp.	USFF +0.250%	Weekly	MS	01/22/30	327	1,260	1,223	30
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	37,957	3,375,753	3,004,676	(257,982)
Pacira BioSciences, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,415	19,526	33,819	14,629
Personalis, Inc.	USFF +0.250%	Weekly	MS	01/22/30	169	1,115	1,109	58
Pfizer, Inc.	USFF +0.250%	Weekly	MS	01/22/30	40,581	915,422	983,683	100,613
Prestige Consumer Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/22/30	376	30,263	30,024	257
PTC Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,242	105,496	109,499	5,611
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,739	864,730	912,975	58,774
Repligen Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,329	163,521	165,301	4,247
Revvity, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,058	96,101	102,330	8,327
Supernus Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,071	65,241	65,278	1,050
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,082	1,371,634	1,249,628	(100,092)
United Therapeutics Corp.	USFF +0.250%	Weekly	MS	01/22/30	1,370	424,521	393,670	(24,525)
Viatris, Inc.	USFF +0.250%	Weekly	MS	07/16/29	52,625	599,798	469,941	(106,924)
Waters Corp.	USFF +0.250%	Weekly	MS	01/12/29	33	9,480	11,518	4,505
Zoetis, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,151	803,655	803,298	11,837
					407,515	18,949,126	18,564,428	22,678

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	9,935	$229,771	$257,317	$30,992
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	01/22/30	15,637	1,632,269	2,218,890	610,808
Analog Devices, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,700	600,653	642,654	52,680
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,092	567,002	566,052	7,653
Broadcom, Inc.	USFF +0.250%	Weekly	MS	08/27/25	14,220	2,555,983	3,919,743	1,450,796
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	23,128	1,642,394	2,141,422	523,365
Enphase Energy, Inc.	USFF +0.250%	Weekly	MS	01/22/30	27,661	1,005,253	1,096,759	106,421
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/16/29	21,908	794,451	836,886	54,232
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,679	259,466	258,891	3,352
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/16/29	31,308	3,382,203	3,858,711	530,059
MKS, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,750	150,888	173,880	25,531
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,624	1,055,204	1,187,761	154,169
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	27,217	3,133,349	4,300,014	1,214,175
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,299	118,888	137,440	20,493
Power Integrations, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,623	85,857	90,726	6,187
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	01/10/28	21,385	3,044,223	3,405,775	473,551
Rambus, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,578	66,035	101,024	41,263
Semtech Corp.	USFF +0.250%	Weekly	MS	01/12/29	29,610	989,917	1,336,595	367,857
Silicon Laboratories, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,991	381,093	440,754	65,345
SiTime Corp.	USFF +0.250%	Weekly	MS	01/22/30	200	46,818	42,616	(3,461)
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,431	433,623	479,238	58,588
Teradyne, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,943	292,149	354,555	67,248
					258,919	22,467,489	27,847,703	5,861,304
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	7,140	2,188,601	2,134,075	(8,956)
ACI Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/16/29	17,056	890,534	783,041	(95,090)
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	14,026	5,302,033	5,426,379	202,804
Alarm.com Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,488	511,825	536,736	32,432
Amdocs Ltd. (Guernsey)	USFF +0.250%	Weekly	MS	01/22/30	2,071	189,457	188,958	3,292
ANSYS, Inc.	USFF +0.250%	Weekly	MS	01/22/30	327	111,029	114,849	5,511
Appian Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	4,632	152,776	138,312	(12,157)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
AvePoint, Inc.	USFF +0.250%	Weekly	MS	07/16/29	22,247	$370,299	$429,590	$64,815
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	01/22/30	734	45,881	47,130	1,976
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	48,725	229,687	223,161	(3,082)
BlackLine, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,156	63,309	65,453	3,128
C3.ai, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	17,743	464,108	435,946	(21,250)
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	01/22/30	781	224,704	240,665	19,332
CGI, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	296	30,840	31,030	695
Clear Secure, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	2,178	36,718	60,461	28,585
Clearwater Analytics Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	44,272	1,114,132	970,885	(126,722)
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	6,187	2,321,287	3,151,101	864,191
Docusign, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,165	86,951	90,742	5,125
Dolby Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	2,119	158,200	157,357	1,545
Dropbox, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	7,321	206,580	209,381	5,904
DXC Technology Co.	USFF +0.250%	Weekly	MS	01/12/29	12,496	217,220	191,064	(24,236)
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,288	736,148	581,384	(143,829)
Fortinet, Inc.	USFF +0.250%	Weekly	MS	08/27/25	14,259	1,031,482	1,507,461	491,282
Gartner, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,987	1,718,818	1,611,625	(81,726)
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/10/28	34,644	896,127	1,018,534	151,629
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	3,860	681,128	695,032	23,954
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,087	1,187,011	1,197,734	28,325
Informatica, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	1,668	31,753	40,616	9,773
InterDigital, Inc.	USFF -0.250%	Weekly	MS	07/08/27	631	118,652	141,489	27,598
Intuit, Inc.	USFF +0.250%	Weekly	MS	01/22/30	994	729,214	782,904	65,849
JFrog Ltd. (Israel)	USFF +0.250%	Weekly	MS	01/22/30	197	8,655	8,644	166
Karooooo Ltd. (Singapore)	USFF +0.250%	Weekly	MS	01/22/30	14	665	686	79
Kyndryl Holdings, Inc.	USFF +0.250%	Weekly	MS	07/06/26	25,656	998,591	1,076,526	95,221
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	13,478	389,292	445,313	61,826
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/27/25	4,438	1,696,702	2,207,506	569,283
MongoDB, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,331	905,936	909,467	16,976
NCR Voyix Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,405	53,281	51,671	(774)
NextNav, Inc.	USFF +0.250%	Weekly	MS	01/22/30	10,013	119,446	152,198	34,566
Okta, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,716	224,720	271,519	50,170
OneSpan, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,029	78,776	83,934	6,870
Oracle Corp.	USFF +0.250%	Weekly	MS	08/27/25	7,965	1,049,535	1,741,388	739,049
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	14,079	1,081,607	1,919,249	853,686

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,584	$1,148,439	$1,347,350	$215,943
Pegasystems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12,103	483,960	655,135	187,538
PTC, Inc.	USFF +0.250%	Weekly	MS	01/22/30	668	112,457	115,123	4,378
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,943	355,480	462,615	112,441
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/16/29	336	41,120	48,004	7,541
RingCentral, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	10,680	284,036	302,778	22,991
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	01/22/30	758	432,814	429,665	3,300
Rubrik, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	2,540	171,127	227,559	64,607
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,057	1,011,595	1,106,303	115,912
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	08/27/25	2,336	1,956,455	2,401,595	485,106
Snowflake, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	2,148	455,858	480,658	31,590
Teradata Corp.	USFF +0.250%	Weekly	MS	07/16/29	10,440	241,185	232,916	(4,654)
Twilio, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	6,225	393,344	774,141	386,662
Varonis Systems, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,980	99,185	100,485	2,815
VeriSign, Inc.	USFF +0.250%	Weekly	MS	07/06/26	1,888	474,006	545,254	78,828
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	12,487	82,163	106,140	25,240
Zoom Communications, Inc.	USFF +0.250%	Weekly	MS	01/22/30	10,245	805,665	798,905	5,204
					473,317	37,202,599	42,205,822	5,693,257
Technology Hardware & Equipment
ADTRAN Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	13,406	114,671	120,252	7,146
Aeva Technologies, Inc.	USFF +0.250%	Weekly	MS	01/22/30	17,548	445,638	663,139	224,139
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/22/30	8,720	797,753	861,100	76,388
Apple, Inc.	USFF +0.250%	Weekly	MS	08/27/25	23,975	4,721,900	4,918,951	310,016
Benchmark Electronics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,902	116,403	112,685	171
Calix, Inc.	USFF +0.250%	Weekly	MS	01/22/30	216	11,488	11,489	220
CDW Corp.	USFF +0.250%	Weekly	MS	01/22/30	2,056	342,555	367,181	31,011
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	01/22/30	7,732	463,546	536,446	79,804
CommScope Holding Co., Inc.	USFF +0.250%	Weekly	MS	01/22/30	66,246	424,818	548,517	130,029
CompoSecure, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	23,948	309,963	337,427	32,097
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	01/22/30	7,027	784,869	861,510	88,297
ePlus, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,511	254,093	253,143	2,856
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,868	337,323	549,790	217,503
HP, Inc.	USFF +0.250%	Weekly	MS	08/27/25	26,709	664,968	653,302	40,245
Itron, Inc.	USFF +0.250%	Weekly	MS	07/11/28	497	48,734	65,420	20,182
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,085	484,260	672,839	196,145

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Juniper Networks, Inc.	USFF +0.250%	Weekly	MS	01/22/30	18,269	$654,459	$729,481	$92,136
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,977	795,429	815,531	32,047
Knowles Corp.	USFF +0.250%	Weekly	MS	07/16/29	8,668	146,826	152,730	8,086
Littelfuse, Inc.	USFF +0.250%	Weekly	MS	01/22/30	643	103,983	145,787	43,841
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,057	442,397	444,426	9,580
NetApp, Inc.	USFF +0.250%	Weekly	MS	08/27/25	3,170	281,978	337,764	80,756
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	01/22/30	6,961	154,353	172,702	20,674
nLight, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,970	52,559	58,450	6,716
Novanta, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	2,481	323,365	319,875	719
Ouster, Inc.	USFF +0.250%	Weekly	MS	01/22/30	11,559	215,480	280,306	68,061
PAR Technology Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,443	177,066	169,471	(4,928)
Plexus Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,823	252,773	246,670	(2,406)
Ralliant Corp.	USFF +0.250%	Weekly	MS	01/22/30	2,116	110,900	102,605	104,309
Rogers Corp.	USFF +0.250%	Weekly	MS	01/12/29	4,027	313,613	275,769	(33,158)
ScanSource, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,685	76,117	70,450	(4,493)
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	11,568	910,193	1,669,609	791,579
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	01/22/30	19,993	743,872	979,857	247,034
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	764	109,887	128,864	21,372
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	71	28,872	36,374	7,978
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	27,878	1,221,539	1,783,913	583,257
Xerox Holdings Corp.	USFF +0.250%	Weekly	MS	01/22/30	683	3,589	3,599	112
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	2,691	866,830	829,797	(24,165)
					345,943	18,309,062	21,287,221	3,505,356
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/10/28	29,380	638,808	850,257	249,740
BCE, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	18,789	408,525	416,552	18,422
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	01/12/29	14,457	370,943	436,168	76,445
TELUS Corp. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	4,902	78,404	78,726	1,975
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,994	736,164	951,610	242,472
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	25,411	1,023,715	1,099,534	137,944
					96,933	3,256,559	3,832,847	726,998

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation
Allegiant Travel Co.	USFF +0.250%	Weekly	MS	01/22/30	8,879	$484,621	$487,901	$10,495
Canadian National Railway Co. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	2,754	285,567	286,526	3,858
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,696	552,782	546,531	5,771
CSX Corp.	USFF +0.250%	Weekly	MS	01/22/30	9,738	302,495	317,751	21,100
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	16,118	673,015	792,683	137,648
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,377	155,510	157,322	5,021
JB Hunt Transport Services, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,740	636,571	537,064	(86,167)
Lyft, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	21,393	334,776	337,154	7,377
Matson, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,109	261,892	234,837	(22,279)
Ryder System, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,282	176,081	203,838	31,448
SkyWest, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,428	100,017	147,041	50,589
Southwest Airlines Co.	USFF +0.250%	Weekly	MS	01/22/30	28,975	788,183	939,949	167,871
Sun Country Airlines Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	12,017	138,624	141,200	4,674
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,287	409,798	586,577	182,888
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,789	632,736	641,693	26,095
United Airlines Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,732	112,119	137,919	31,823
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/22/30	8,939	977,048	902,303	(36,397)
Werner Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,465	78,346	67,442	(9,434)
					137,718	7,100,181	7,465,731	532,381
Utilities
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,704	230,715	237,043	16,250
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	67	7,766	10,325	2,999
Brookfield Infrastructure Corp., Class A (Canada)	USFF +0.250%	Weekly	MS	01/22/30	12,022	484,241	500,115	25,210
CenterPoint Energy, Inc.	USFF +0.250%	Weekly	MS	01/22/30	10,087	373,950	370,596	2,225
Clearway Energy, Inc., Class C	USFF +0.250%	Weekly	MS	01/22/30	37	1,174	1,184	76
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	08/27/25	9,155	1,807,783	2,954,868	1,189,617
Evergy, Inc.	USFF +0.250%	Weekly	MS	01/22/30	8,988	594,495	619,543	41,511
Eversource Energy	USFF +0.250%	Weekly	MS	01/22/30	2,913	183,643	185,325	4,472

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	43,846	$738,221	$730,913	$9,973
MGE Energy, Inc.	USFF +0.250%	Weekly	MS	01/22/30	299	26,526	26,444	358
Middlesex Water Co.	USFF +0.250%	Weekly	MS	01/22/30	55	2,989	2,980	84
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	07/16/29	1,979	120,346	167,641	52,941
NiSource, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,327	131,160	134,211	5,040
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,703	1,114,716	1,397,528	350,639
Oklo, Inc.	USFF +0.250%	Weekly	MS	01/22/30	10,699	559,511	599,037	47,849
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,442	117,864	121,388	6,081
Vistra Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,171	387,162	614,572	234,857
					118,494	6,882,262	8,673,713	1,990,182

Total Reference Entity — Long						304,908,802	341,717,620	44,150,397
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Dana, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,505)	$(91,366)	$(94,411)	$(6,804)
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(18,463)	(711,334)	(478,930)	218,705
Gentherm, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(154)	(4,375)	(4,357)	(23)
Lucid Group, Inc.	USFF -9.232%	Weekly	MS	01/17/30	(75,878)	(167,618)	(160,103)	4,127
Magna International, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(19,619)	(723,462)	(757,490)	(48,809)
Modine Manufacturing Co.	USFF -0.250%	Weekly	MS	01/17/30	(3,265)	(325,734)	(321,603)	(2,497)
Patrick Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,938)	(282,633)	(271,089)	3,636
Standard Motor Products, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,805)	(75,749)	(86,170)	(12,580)
Winnebago Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,316)	(360,998)	(270,164)	77,482
					(137,943)	(2,743,269)	(2,444,317)	233,237
Capital Goods
AAON, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(12,975)	(1,047,402)	(956,906)	67,340
AAR Corp.	USFF -0.250%	Weekly	MS	01/12/29	(12,540)	(811,322)	(862,627)	(68,090)
Acuity, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,719)	(935,298)	(1,109,526)	(209,060)
Advanced Drainage Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,544)	(991,992)	(751,644)	217,490
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,328)	(241,896)	(378,414)	(164,844)
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(289)	(29,611)	(20,268)	8,302
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(14,553)	(514,815)	(221,060)	283,104

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
American Woodmark Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,780)	$(255,020)	$(148,369)	$101,472
Apogee Enterprises, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,154)	(132,155)	(128,052)	882
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,966)	(734,438)	(777,442)	(58,640)
Array Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(62,903)	(428,461)	(371,128)	48,096
Atkore, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,431)	(327,382)	(312,607)	5,205
Atmus Filtration Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,573)	(154,020)	(130,129)	21,273
ATS Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(3,072)	(90,430)	(97,935)	(9,527)
AZZ, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(854)	(83,498)	(80,686)	999
Blue Bird Corp.	USFF -0.250%	Weekly	MS	01/17/30	(723)	(31,012)	(31,205)	(780)
BlueLinx Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(239)	(17,496)	(17,777)	(591)
Boeing Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(1,284)	(247,254)	(269,037)	(26,802)
Boise Cascade Co.	USFF -0.250%	Weekly	MS	07/16/29	(5,837)	(572,083)	(506,768)	52,396
Builders FirstSource, Inc.	USFF -0.250%	Weekly	MS	08/27/25	(14,875)	(1,708,008)	(1,735,764)	(62,721)
BWX Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(9,815)	(1,303,805)	(1,413,949)	(136,822)
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,996)	(251,524)	(222,823)	22,073
Caterpillar, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,109)	(1,174,208)	(1,206,945)	(55,958)
Centuri Holdings, Inc.	USFF -5.630%	Weekly	MS	01/17/30	(4,353)	(91,376)	(97,681)	(8,130)
Comfort Systems USA, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(587)	(290,941)	(314,755)	(29,730)
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(2,936)	(285,377)	(312,038)	(34,292)
CSW Industrials, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(963)	(305,277)	(276,217)	23,284
Curtiss-Wright Corp.	USFF -0.250%	Weekly	MS	07/06/26	(446)	(152,316)	(217,893)	(68,744)
Donaldson Co., Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,130)	(425,721)	(425,116)	(8,964)
DXP Enterprises, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,420)	(122,037)	(124,463)	(4,880)
Dycom Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,956)	(1,054,885)	(1,211,197)	(184,050)
Eaton Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	01/17/30	(4,457)	(1,490,422)	(1,591,104)	(131,201)
EMCOR Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(190)	(99,982)	(101,629)	(3,649)
Emerson Electric Co.	USFF -0.250%	Weekly	MS	01/17/30	(3,138)	(372,519)	(418,390)	(53,458)
Enerpac Tool Group Corp.	USFF -0.250%	Weekly	MS	01/17/30	(3,175)	(146,420)	(128,778)	15,001
EnerSys	USFF -0.250%	Weekly	MS	07/16/29	(15,469)	(1,486,079)	(1,326,776)	121,322
Eos Energy Enterprises, Inc.	USFF -13.258%	Weekly	MS	07/16/29	(16,886)	(96,269)	(86,456)	8,231
Esab Corp.	USFF -0.250%	Weekly	MS	01/17/30	(952)	(118,081)	(114,764)	1,053
Everus Construction Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,472)	(121,087)	(157,046)	(38,393)
Federal Signal Corp.	USFF -0.250%	Weekly	MS	01/17/30	(5,761)	(516,221)	(613,086)	(107,770)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Ferguson Enterprises, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,198)	$(433,138)	$(478,615)	$(56,862)
Flowserve Corp.	USFF -0.250%	Weekly	MS	01/17/30	(8,684)	(429,960)	(454,607)	(35,093)
Fluence Energy, Inc.	USFF -1.330%	Weekly	MS	01/17/30	(58,590)	(337,276)	(393,139)	(65,780)
Fluor Corp.	USFF -0.250%	Weekly	MS	07/16/29	(23,605)	(1,231,359)	(1,210,228)	(4,063)
Franklin Electric Co., Inc.	USFF -0.250%	Weekly	MS	01/17/30	(791)	(71,171)	(70,984)	(1,224)
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,821)	(401,658)	(433,193)	(47,026)
Gibraltar Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(114)	(6,752)	(6,726)	(64)
GMS, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,144)	(388,994)	(450,660)	(69,935)
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,831)	(332,068)	(241,124)	82,537
Hexcel Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,092)	(62,153)	(61,687)	(760)
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(68)	(3,589)	(1,365)	2,171
Hubbell, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,641)	(1,042,531)	(1,078,611)	(59,893)
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(11,275)	(2,623,600)	(2,722,461)	(178,943)
IES Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,329)	(339,776)	(393,690)	(60,831)
JBT Marel Corp.	USFF -0.250%	Weekly	MS	01/17/30	(7,077)	(853,747)	(851,080)	(14,786)
Kratos Defense & Security Solutions, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,689)	(304,596)	(403,604)	(105,203)
Limbach Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,716)	(165,728)	(240,412)	(79,047)
Masterbrand, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(31,518)	(442,317)	(344,492)	88,806
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(4,987)	(960,864)	(902,497)	35,629
Mueller Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,380)	(102,052)	(109,669)	(10,005)
National Presto Industries, Inc.	USFF +0.250%	Weekly	MS	08/27/25	(118)	(11,313)	(11,559)	(429)
Nordson Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,542)	(994,347)	(973,669)	(5,902)
Northrop Grumman Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,241)	(638,221)	(620,475)	6,481
Oshkosh Corp.	USFF -0.250%	Weekly	MS	01/17/30	(12,197)	(1,342,357)	(1,384,847)	(69,959)
PACCAR, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(836)	(73,940)	(79,470)	(7,273)
Preformed Line Products Co.	USFF -0.250%	Weekly	MS	01/17/30	(8)	(1,275)	(1,278)	19
Quanex Building Products Corp.	USFF -0.250%	Weekly	MS	07/16/29	(17,123)	(339,714)	(323,625)	7,209
RBC Bearings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(492)	(182,594)	(189,322)	(10,725)
Simpson Manufacturing Co., Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,684)	(844,304)	(727,472)	97,216
SiteOne Landscape Supply, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(7,545)	(911,951)	(912,492)	(19,491)
Spirit AeroSystems Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(21,878)	(786,180)	(834,646)	(64,557)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Standex International Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,954)	$(323,071)	$(305,762)	$10,356
Stantec, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(1,013)	(87,236)	(110,093)	(25,635)
Sunrun, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,860)	(99,225)	(72,475)	24,765
Symbotic, Inc.	USFF -4.830%	Weekly	MS	07/16/29	(11,097)	(322,030)	(431,118)	(119,743)
Terex Corp.	USFF -0.250%	Weekly	MS	07/16/29	(18,837)	(943,954)	(879,500)	36,796
Thermon Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(61)	(1,709)	(1,713)	10
Timken Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(2,674)	(210,823)	(193,999)	10,420
Transcat, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,174)	(232,749)	(186,877)	41,098
TransDigm Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(507)	(727,944)	(770,964)	(57,895)
Trex Co., Inc.	USFF -0.250%	Weekly	MS	07/16/29	(14,064)	(885,077)	(764,800)	102,182
Triumph Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(9,722)	(250,916)	(250,342)	(4,521)
UFP Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,414)	(836,637)	(836,015)	(18,512)
Watsco, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,653)	(786,745)	(729,998)	40,831
WESCO International, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,148)	(207,933)	(212,610)	(8,891)
Woodward, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,333)	(710,031)	(816,885)	(122,553)
Xometry, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(4,656)	(120,074)	(157,326)	(40,829)
					(594,231)	(42,663,819)	(42,896,626)	(1,249,477)
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(14,489)	(694,473)	(684,026)	(4,401)
ACV Auctions, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(9,317)	(151,268)	(151,122)	(3,239)
Alight, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(8,046)	(67,851)	(45,540)	20,005
CACI International, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(671)	(295,493)	(319,866)	(30,382)
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(4,327)	(460,340)	(499,249)	(48,297)
CBIZ, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,691)	(672,829)	(623,232)	35,852
CECO Environmental Corp.	USFF -0.250%	Weekly	MS	07/16/29	(6,490)	(183,314)	(183,732)	(4,127)
Clarivate PLC (Jersey)	USFF -0.261%	Weekly	MS	07/11/28	(126,157)	(778,463)	(542,475)	220,400
Concentrix Corp.	USFF -0.250%	Weekly	MS	01/12/29	(93)	(8,356)	(4,916)	3,276
CoreCivic, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,961)	(131,812)	(125,598)	3,562
Dayforce, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,900)	(138,632)	(105,241)	33,886
First Advantage Corp.	USFF -0.250%	Weekly	MS	07/16/29	(9,203)	(131,643)	(152,862)	(23,886)
FTI Consulting, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,512)	(415,607)	(405,688)	1,517
Insperity, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,812)	(978,349)	(770,257)	174,642
Matthews International Corp., Class A	USFF -0.250%	Weekly	MS	01/17/30	(165)	(3,961)	(3,945)	(17)
Maximus, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(9,163)	(656,709)	(643,243)	(2,156)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
MillerKnoll, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,515)	$(422,077)	$(359,561)	$45,538
Montrose Environmental Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,633)	(251,178)	(188,976)	57,018
MSA Safety, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(661)	(105,272)	(110,737)	(7,956)
Parsons Corp.	USFF -0.250%	Weekly	MS	01/17/30	(10,299)	(698,992)	(739,159)	(54,448)
Science Applications International Corp.	USFF -0.250%	Weekly	MS	07/16/29	(31)	(4,451)	(3,491)	928
Tetra Tech, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(10,089)	(356,360)	(362,800)	(14,279)
TransUnion	USFF -0.250%	Weekly	MS	01/17/30	(6,271)	(574,809)	(551,848)	9,748
TriNet Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,075)	(196,913)	(151,766)	40,182
UL Solutions, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(5,410)	(303,222)	(394,173)	(101,454)
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	07/16/29	(16,965)	(444,030)	(430,741)	4,235
Vestis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(57,298)	(525,801)	(328,318)	185,628
VSE Corp.	USFF -0.250%	Weekly	MS	07/16/29	(843)	(86,040)	(110,416)	(26,343)
WNS Holdings Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/17/30	(4,647)	(280,576)	(293,876)	(19,004)
					(361,734)	(10,018,821)	(9,286,854)	496,428
Consumer Discretionary Distribution & Retail
Academy Sports & Outdoors, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,806)	(216,277)	(215,357)	(3,760)
Arhaus, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(15,843)	(191,070)	(137,359)	49,842
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,596)	(606,502)	(619,250)	(25,133)
AutoNation, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(812)	(144,087)	(161,304)	(20,122)
Boot Barn Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,156)	(529,931)	(479,712)	41,515
Burlington Stores, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,797)	(2,116,012)	(2,046,534)	26,149
Camping World Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(67,093)	(1,113,127)	(1,153,329)	(69,201)
Chewy, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(9,624)	(378,825)	(410,175)	(51,761)
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(11,412)	(2,129,898)	(2,257,408)	(181,751)
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(4,064)	(346,400)	(308,701)	30,646
Foot Locker, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,607)	(110,651)	(112,872)	(4,440)
Genuine Parts Co.	USFF -0.250%	Weekly	MS	07/16/29	(8,301)	(1,026,994)	(1,006,994)	(19,660)
National Vision Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(15,608)	(198,643)	(359,140)	(164,520)
Ollie's Bargain Outlet Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(455)	(57,919)	(59,960)	(3,180)
Penske Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(550)	(96,460)	(94,496)	35

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
RealReal, Inc. (The)	USFF -0.250%	Weekly	MS	01/17/30	(34,195)	$(180,892)	$(163,794)	$13,444
RH	USFF -0.250%	Weekly	MS	01/17/30	(2,492)	(552,561)	(471,013)	69,087
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/17/30	(20,059)	(1,073,740)	(1,058,513)	(9,019)
Valvoline, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(24,293)	(883,901)	(919,976)	(54,146)
Victoria's Secret & Co.	USFF -0.250%	Weekly	MS	08/27/25	(10,169)	(197,885)	(188,330)	5,547
					(248,932)	(12,151,775)	(12,224,217)	(370,428)
Consumer Durables & Apparel
Brunswick Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,681)	(225,791)	(148,098)	69,644
Capri Holdings Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	07/11/28	(37,739)	(1,389,584)	(667,980)	692,991
Carter's, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,418)	(79,109)	(42,724)	33,323
Ethan Allen Interiors, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,024)	(28,175)	(28,518)	(873)
Figs, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(39,042)	(215,475)	(220,197)	(9,090)
Garmin Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	01/17/30	(1,294)	(270,591)	(270,084)	(6,141)
Gildan Activewear, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(2,299)	(109,340)	(113,203)	(6,512)
Installed Building Products, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(653)	(115,936)	(117,749)	(4,141)
Latham Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,956)	(35,995)	(37,999)	(2,694)
Levi Strauss & Co., Class A	USFF -0.250%	Weekly	MS	01/17/30	(28,407)	(454,699)	(525,245)	(81,279)
Mohawk Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,738)	(185,006)	(182,212)	(950)
Newell Brands, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(27,357)	(149,686)	(147,728)	(2,959)
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,168)	(349,917)	(208,012)	131,312
Polaris, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,006)	(174,565)	(81,544)	84,618
SharkNinja, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/17/30	(4,169)	(414,345)	(412,689)	(6,790)
Skechers USA, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(49,417)	(3,193,118)	(3,118,213)	7,867
Somnigroup International, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(7,014)	(454,577)	(477,303)	(32,720)
Sonos, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(913)	(13,767)	(9,870)	4,325
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,448)	(111,149)	(87,883)	19,269
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/05/26	(34,333)	(410,011)	(276,381)	125,276
VF Corp.	USFF -0.250%	Weekly	MS	01/17/30	(12,998)	(168,563)	(152,727)	12,255
Whirlpool Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,296)	(165,167)	(131,440)	19,344
					(269,370)	(8,714,566)	(7,457,799)	1,046,075
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(1,033)	(144,692)	(136,707)	5,066
Aramark	USFF -0.250%	Weekly	MS	01/17/30	(2,023)	(77,638)	(84,703)	(8,821)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Bloomin' Brands, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(25,844)	$(328,469)	$(222,517)	$88,177
Cheesecake Factory, Inc. (The)	USFF -0.780%	Weekly	MS	01/17/30	(3,823)	(225,271)	(239,549)	(18,996)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(23,375)	(338,122)	(204,765)	126,474
Cracker Barrel Old Country Store, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,202)	(132,880)	(134,498)	(4,293)
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(15,765)	(447,077)	(474,211)	(39,524)
DoorDash, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(811)	(190,321)	(199,920)	(13,451)
Duolingo, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(436)	(181,155)	(178,769)	(2,779)
Everi Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(30,096)	(393,866)	(428,567)	350,763
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(20,474)	(390,062)	(328,403)	53,712
Flutter Entertainment PLC (Ireland)	USFF -0.250%	Weekly	MS	01/17/30	(1,281)	(348,576)	(366,059)	(24,579)
Hilton Worldwide Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(211)	(56,041)	(56,198)	(1,257)
International Game Technology PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/17/30	(13,578)	(209,562)	(214,668)	(10,544)
Krispy Kreme, Inc.	USFF -0.766%	Weekly	MS	07/08/27	(22,899)	(286,276)	(66,636)	210,047
Las Vegas Sands Corp.	USFF -0.250%	Weekly	MS	01/17/30	(20,587)	(845,788)	(895,740)	(67,642)
Light & Wonder, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,992)	(404,465)	(384,270)	11,952
MGM Resorts International	USFF -0.250%	Weekly	MS	07/16/29	(9,937)	(411,658)	(341,733)	61,534
Mister Car Wash, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(20,211)	(232,826)	(121,468)	107,893
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/17/30	(85,419)	(1,489,508)	(1,732,297)	(284,918)
OneSpaWorld Holdings Ltd. (Bahamas)	USFF -0.250%	Weekly	MS	01/17/30	(15,368)	(293,449)	(313,354)	(26,184)
Papa John's International, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,687)	(245,068)	(278,322)	(39,863)
Perdoceo Education Corp.	USFF -0.250%	Weekly	MS	01/17/30	(6,214)	(178,239)	(203,136)	(29,206)
Portillo's, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(9,279)	(201,946)	(108,286)	91,591
Sabre Corp.	USFF -0.266%	Weekly	MS	07/16/29	(15,290)	(58,894)	(48,316)	9,806
Six Flags Entertainment Corp.	USFF -0.250%	Weekly	MS	07/16/29	(10,666)	(471,637)	(324,566)	140,486
Starbucks Corp.	USFF -0.250%	Weekly	MS	01/17/30	(21,817)	(2,018,600)	(1,999,092)	(21,824)
Sweetgreen, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(20,042)	(277,368)	(298,225)	(26,494)
Udemy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(7,441)	(52,068)	(52,310)	(1,261)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Viking Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/17/30	(12,803)	$(550,685)	$(682,272)	$(142,828)
Wendy's Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(4,512)	(91,370)	(51,527)	35,180
					(433,116)	(11,573,577)	(11,171,084)	528,217
Consumer Staples Distribution & Retail
Grocery Outlet Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(35,565)	(737,818)	(441,717)	281,025
Ingles Markets, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(2,474)	(158,680)	(156,802)	(1,782)
Performance Food Group Co.	USFF -0.250%	Weekly	MS	07/16/29	(14,834)	(1,269,908)	(1,297,530)	(53,606)
SpartanNash Co.	USFF -0.250%	Weekly	MS	07/08/27	(5,340)	(156,403)	(141,457)	2,048
Weis Markets, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,151)	(161,664)	(155,926)	2,452
					(60,364)	(2,484,473)	(2,193,432)	230,137
Energy
APA Corp.	USFF -0.250%	Weekly	MS	07/16/29	(30,555)	(895,646)	(558,851)	295,096
Archrock, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(29,610)	(748,428)	(735,216)	(8,674)
Aris Water Solutions, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(20,250)	(476,380)	(478,913)	(14,195)
Atlas Energy Solutions, Inc.	USFF -1.730%	Weekly	MS	01/12/29	(24,159)	(475,023)	(323,006)	123,904
Baytex Energy Corp. (Canada)	USFF -0.258%	Weekly	MS	01/12/29	(6,266)	(25,219)	(11,216)	13,130
Borr Drilling Ltd. (Bermuda)	USFF -0.880%	Weekly	MS	01/17/30	(20,423)	(55,178)	(37,374)	17,266
Bristow Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,001)	(61,627)	(65,973)	(5,561)
BW LPG Ltd. (Singapore)	USFF -1.080%	Weekly	MS	01/17/30	(10,367)	(112,237)	(122,642)	(15,490)
Cactus, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(6,201)	(267,067)	(271,108)	(10,470)
California Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,998)	(226,169)	(182,589)	34,248
Cameco Corp. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(12,703)	(827,451)	(942,944)	(133,293)
Cheniere Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,089)	(496,153)	(508,713)	(23,254)
Chord Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,967)	(758,298)	(481,054)	230,494
Civitas Resources, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(728)	(56,198)	(20,035)	33,283
CNX Resources Corp.	USFF -0.250%	Weekly	MS	01/17/30	(6,697)	(211,808)	(225,555)	(18,041)
ConocoPhillips	USFF -0.250%	Weekly	MS	01/17/30	(346)	(31,066)	(31,050)	(573)
Core Natural Resources, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(17,797)	(1,262,175)	(1,241,163)	(5,742)
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	(54,172)	(1,365,449)	(1,374,885)	(37,379)
Crescent Energy Co., Class A	USFF -0.250%	Weekly	MS	08/27/25	(58,622)	(516,063)	(504,149)	(682)
Delek US Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(14,493)	(249,025)	(306,962)	(69,683)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Denison Mines Corp. (Canada)	USFF -0.577%	Weekly	MS	07/16/29	(63,967)	$(124,345)	$(116,420)	$5,550
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,062)	(374,585)	(283,319)	79,802
Dorian LPG Ltd. (Marshall Islands)	USFF -0.250%	Weekly	MS	01/17/30	(8,534)	(204,846)	(208,059)	(7,364)
DT Midstream, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,720)	(452,266)	(518,775)	(83,656)
Enbridge, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(7,772)	(334,209)	(352,227)	(34,464)
Energy Fuels, Inc. (Canada)	USFF -1.980%	Weekly	MS	07/16/29	(59,444)	(293,075)	(341,803)	(54,688)
Expand Energy Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,767)	(197,533)	(206,633)	(13,815)
Expro Group Holdings NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(51,484)	(867,666)	(442,248)	408,492
Exxon Mobil Corp.	USFF -0.250%	Weekly	MS	01/17/30	(3,905)	(419,488)	(420,959)	(9,439)
Gulfport Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,765)	(303,644)	(355,065)	(59,568)
Helmerich & Payne, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(7,709)	(132,612)	(116,868)	13,617
Hess Corp.	USFF -0.250%	Weekly	MS	01/17/30	(12,958)	(1,708,413)	(1,795,201)	(130,799)
HF Sinclair Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,996)	(73,498)	(81,996)	(10,151)
Kinetik Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(7,183)	(273,188)	(316,411)	(111,415)
Kodiak Gas Services, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,048)	(310,701)	(310,075)	(12,880)
Kosmos Energy Ltd.	USFF -0.269%	Weekly	MS	07/11/28	(201,248)	(838,449)	(346,147)	475,163
Liberty Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(39,531)	(771,000)	(453,816)	299,878
Marathon Petroleum Corp.	USFF -0.250%	Weekly	MS	01/17/30	(2,288)	(373,440)	(380,060)	(16,238)
Matador Resources Co.	USFF -0.250%	Weekly	MS	07/16/29	(4,567)	(265,682)	(217,937)	38,943
New Fortress Energy, Inc.	USFF -11.653%	Weekly	MS	07/08/27	(79,872)	(832,615)	(265,175)	517,982
NexGen Energy Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(105,821)	(614,500)	(734,398)	(136,216)
NextDecade Corp.	USFF -0.250%	Weekly	MS	01/12/29	(42,546)	(275,150)	(379,085)	(109,527)
Noble Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	07/16/29	(5,202)	(184,379)	(138,113)	34,732
ONEOK, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(16,401)	(1,442,486)	(1,338,814)	66,575
Par Pacific Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(34,340)	(941,610)	(911,040)	8,801
Pembina Pipeline Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(10,871)	(451,325)	(407,771)	21,008
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(7,550)	(80,360)	(45,074)	35,129
Range Resources Corp.	USFF -0.250%	Weekly	MS	01/17/30	(11,777)	(462,363)	(478,971)	(30,719)
REX American Resources Corp.	USFF -0.250%	Weekly	MS	01/17/30	(484)	(22,152)	(23,576)	(1,829)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Seadrill Ltd. (Bermuda)	USFF -0.730%	Weekly	MS	01/17/30	(24,839)	$(600,137)	$(652,024)	$(65,507)
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(47,539)	(460,898)	(410,737)	36,968
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/16/29	(31,029)	(303,833)	(258,472)	21,158
SM Energy Co.	USFF -0.250%	Weekly	MS	01/17/30	(17,487)	(453,158)	(432,104)	10,285
Solaris Energy Infrastructure, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,615)	(235,315)	(243,718)	(16,026)
Suncor Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(4,028)	(163,190)	(150,849)	11,181
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,329)	(95,365)	(53,670)	40,734
Targa Resources Corp.	USFF -0.250%	Weekly	MS	01/17/30	(3,633)	(622,684)	(632,433)	(22,465)
Valaris Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(566)	(43,832)	(23,834)	24,660
Vital Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,970)	(107,427)	(31,697)	73,576
					(1,279,291)	(25,828,079)	(23,298,972)	1,701,852
Financial Services
Block, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(43,617)	(2,744,989)	(2,962,903)	(274,136)
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(7,998)	(630,405)	(651,117)	(40,727)
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(559)	(106,996)	(100,715)	4,316
Marqeta, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(53,563)	(318,990)	(312,272)	25
Paysafe Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/17/30	(6,814)	(117,598)	(85,993)	29,257
Shift4 Payments, Inc., Class A	USFF -0.530%	Weekly	MS	01/17/30	(3,524)	(335,325)	(349,264)	(20,764)
					(116,075)	(4,254,303)	(4,462,264)	(302,029)
Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	USFF -0.250%	Weekly	MS	07/16/29	(22,417)	(1,187,650)	(1,183,169)	(40,728)
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	01/12/29	(11,025)	(980,659)	(885,087)	65,388
Celsius Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(21,041)	(938,492)	(976,092)	(56,790)
Flowers Foods, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(16,245)	(362,550)	(259,595)	85,627
Hershey Co. (The)	USFF -0.250%	Weekly	MS	01/17/30	(5,068)	(867,396)	(841,035)	12,087
Hormel Foods Corp.	USFF -0.250%	Weekly	MS	01/17/30	(28,724)	(885,283)	(868,901)	(2,591)
John B Sanfilippo & Son, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,909)	(145,610)	(120,725)	21,948
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(632)	(69,264)	(32,769)	33,746
Marzetti Company (The)	USFF -0.250%	Weekly	MS	01/17/30	(6,280)	(1,048,152)	(1,084,996)	(62,120)
Mission Produce, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,204)	(14,450)	(14,111)	91

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Post Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,841)	$(315,704)	$(309,754)	$(472)
Primo Brands Corp.	USFF -0.250%	Weekly	MS	01/17/30	(22,969)	(685,280)	(680,342)	(9,491)
Simply Good Foods Co. (The)	USFF -0.250%	Weekly	MS	01/17/30	(5,921)	(227,792)	(187,044)	38,124
TreeHouse Foods, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(17,740)	(653,032)	(344,511)	297,638
Utz Brands, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(27,279)	(350,534)	(342,351)	(494)
Vital Farms, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(9,056)	(303,900)	(348,837)	(51,119)
					(200,351)	(9,035,748)	(8,479,319)	330,844
Health Care Equipment & Services
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(45,558)	(2,008,409)	(1,033,711)	933,574
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	01/17/30	(11,197)	(100,051)	(105,588)	(7,540)
Addus HomeCare Corp.	USFF -0.250%	Weekly	MS	01/17/30	(2,660)	(270,276)	(306,405)	(42,010)
agilon health, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(114,163)	(528,844)	(262,575)	255,477
Alignment Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(12,424)	(174,208)	(173,936)	(3,251)
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(16,083)	(219,023)	(178,521)	36,399
Artivion, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,685)	(138,263)	(145,704)	(10,226)
Astrana Health, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,485)	(224,808)	(186,227)	34,031
Bausch + Lomb Corp. (Canada)	USFF -2.430%	Weekly	MS	01/17/30	(10,947)	(128,841)	(142,420)	(16,172)
BrightSpring Health Services, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,585)	(66,475)	(84,570)	(21,783)
Brookdale Senior Living, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(28,038)	(153,646)	(195,144)	(45,279)
Castle Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(944)	(18,640)	(19,276)	(970)
Certara, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(16,998)	(218,620)	(198,877)	15,310
Chemed Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,298)	(745,401)	(632,035)	102,370
Claritev Corp.	USFF -0.630%	Weekly	MS	01/17/30	(285)	(11,348)	(12,862)	(1,698)
Concentra Group Holdings Parent, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,149)	(133,756)	(126,485)	4,396
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/17/30	(2,025)	(169,055)	(144,099)	21,539
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,638)	(153,150)	(128,108)	39,620
Enovis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(24,929)	(1,028,784)	(781,773)	225,970
Ensign Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/17/30	(5,744)	(775,551)	(886,069)	(127,562)
Evolent Health, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(80,387)	(784,372)	(905,158)	(136,817)
Glaukos Corp.	USFF -0.250%	Weekly	MS	01/17/30	(14,929)	(1,495,904)	(1,542,016)	(82,583)
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(48,521)	(332,141)	(241,635)	83,746

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Guardant Health, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,364)	$(93,688)	$(123,023)	$(33,100)
Haemonetics Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,600)	(150,132)	(119,376)	27,727
Hologic, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(33,635)	(2,144,570)	(2,191,657)	(91,001)
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(569)	(263,707)	(305,177)	(46,827)
Inspire Medical Systems, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,490)	(506,095)	(452,897)	42,872
Insulet Corp.	USFF -0.250%	Weekly	MS	01/17/30	(910)	(294,911)	(285,904)	3,011
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(51,727)	(1,251,646)	(634,690)	591,346
iRadimed Corp.	USFF -0.250%	Weekly	MS	01/17/30	(149)	(8,828)	(8,909)	(214)
Lantheus Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,301)	(512,659)	(352,080)	150,118
Neogen Corp.	USFF -0.260%	Weekly	MS	01/10/28	(67,487)	(831,505)	(322,588)	491,920
NeoGenomics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(49,162)	(406,997)	(359,374)	39,328
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(24,148)	(715,343)	(429,834)	270,824
Nutex Health, Inc.	USFF -3.080%	Weekly	MS	01/17/30	(672)	(104,932)	(83,657)	19,172
Owens & Minor, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,659)	(44,523)	(51,497)	(7,838)
Pennant Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/17/30	(328)	(9,589)	(9,791)	(350)
QuidelOrtho Corp.	USFF +0.250%	Weekly	MS	07/06/26	(518)	(48,469)	(14,929)	32,595
RadNet, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(14,650)	(823,338)	(833,732)	(27,430)
RxSight, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(20,327)	(432,406)	(264,251)	159,339
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(8,017)	(356,522)	(161,302)	188,104
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(19,235)	(447,454)	(322,763)	115,566
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(54,762)	(1,533,548)	(1,217,359)	284,801
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(88,563)	(812,799)	(771,384)	22,533
					(912,945)	(21,673,227)	(17,749,368)	3,489,037
Household & Personal Products
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	01/17/30	(19,139)	(547,544)	(448,044)	85,530
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	01/17/30	(5,774)	(457,364)	(466,539)	(18,503)
Olaplex Holdings, Inc.	USFF -0.565%	Weekly	MS	01/17/30	(1,865)	(2,765)	(2,611)	146
Spectrum Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,278)	(608,949)	(385,734)	203,782
WD-40 Co.	USFF -0.250%	Weekly	MS	07/16/29	(1,648)	(410,052)	(375,892)	24,479
					(35,704)	(2,026,674)	(1,678,820)	295,434
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,506)	(470,456)	(424,782)	27,061
Alamos Gold, Inc., Class A (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(8,931)	(226,845)	(237,207)	(15,062)
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(4,290)	(598,834)	(268,854)	307,952

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Ashland, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(17,401)	$(880,549)	$(874,922)	$(18,191)
Ball Corp.	USFF -0.250%	Weekly	MS	01/17/30	(21,554)	(1,162,014)	(1,208,964)	(73,578)
Celanese Corp.	USFF -0.250%	Weekly	MS	07/16/29	(16,422)	(1,311,920)	(908,629)	373,153
Century Aluminum Co.	USFF -0.250%	Weekly	MS	01/12/29	(2,735)	(53,833)	(49,285)	3,983
Chemours Co. (The)	USFF -0.250%	Weekly	MS	01/17/30	(19,074)	(299,918)	(218,397)	71,116
Cleveland-Cliffs, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(57,382)	(605,023)	(436,103)	156,566
Coeur Mining, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(94,156)	(716,361)	(834,222)	(135,903)
Commercial Metals Co.	USFF -0.250%	Weekly	MS	01/17/30	(1,436)	(71,243)	(70,235)	(662)
Dow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(50,190)	(2,179,792)	(1,329,031)	722,105
Eagle Materials, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,187)	(249,614)	(239,905)	4,493
Ecovyst, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(915)	(7,688)	(7,530)	48
Equinox Gold Corp. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(52,733)	(306,996)	(303,215)	(2,463)
First Majestic Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(222,786)	(1,406,951)	(1,842,440)	(464,451)
FMC Corp.	USFF -0.250%	Weekly	MS	01/07/27	(18,765)	(747,908)	(783,439)	(61,698)
Franco-Nevada Corp. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(6,322)	(1,024,775)	(1,036,302)	(37,798)
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(7,906)	(311,898)	(342,725)	(35,518)
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	07/16/29	(16,707)	(433,356)	(352,016)	69,139
Greif, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	(4,124)	(269,889)	(268,019)	(11,281)
Hawkins, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,972)	(380,704)	(422,321)	(49,676)
Huntsman Corp.	USFF -0.250%	Weekly	MS	01/12/29	(664)	(16,838)	(6,919)	9,217
Innospec, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,407)	(121,191)	(118,315)	477
International Paper Co.	USFF -0.250%	Weekly	MS	01/17/30	(31,150)	(1,484,094)	(1,458,755)	(11,508)
Kaiser Aluminum Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,970)	(132,224)	(157,403)	(28,831)
Knife River Corp.	USFF -0.250%	Weekly	MS	01/17/30	(4,189)	(393,857)	(341,990)	43,841
Kronos Worldwide, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,063)	(6,831)	(6,591)	124
MAG Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(17,989)	(252,054)	(380,108)	(142,690)
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(613)	(335,233)	(336,512)	(8,007)
Metallus, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,470)	(34,863)	(38,063)	(3,866)
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(125)	(6,849)	(4,138)	2,528
Minerals Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,405)	(82,538)	(77,373)	3,368
MP Materials Corp.	USFF -0.780%	Weekly	MS	01/17/30	(9,566)	(204,291)	(318,261)	(118,109)
Nucor Corp.	USFF -0.250%	Weekly	MS	01/17/30	(7,649)	(919,357)	(990,851)	(97,028)
Nutrien Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(9,452)	(506,615)	(550,484)	(65,901)
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(10,995)	(199,582)	(162,066)	33,098
Olin Corp.	USFF -0.250%	Weekly	MS	01/17/30	(10,867)	(230,591)	(218,318)	5,760

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Orla Mining Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(23,379)	$(249,369)	$(234,258)	$10,048
Perpetua Resources Corp. (Canada)	USFF -1.930%	Weekly	MS	01/17/30	(14,832)	(210,255)	(180,060)	25,933
RPM International, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,741)	(300,167)	(301,071)	(9,090)
Ryerson Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,562)	(83,821)	(76,832)	2,497
Sandstorm Gold Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(30,530)	(246,998)	(286,982)	(48,928)
Scotts Miracle-Gro Co. (The)	USFF -0.250%	Weekly	MS	01/17/30	(1,191)	(78,007)	(78,558)	(2,102)
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	01/17/30	(3,538)	(294,022)	(348,564)	(62,292)
Silgan Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(11,783)	(641,688)	(638,403)	(12,281)
Sonoco Products Co.	USFF -0.250%	Weekly	MS	01/17/30	(21,588)	(991,724)	(940,373)	20,183
SSR Mining, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(43,535)	(521,428)	(554,636)	(49,250)
Steel Dynamics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,616)	(356,397)	(334,874)	13,249
Taseko Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(122,548)	(278,778)	(386,026)	(112,915)
TriMas Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,905)	(184,349)	(197,552)	(17,965)
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/12/29	(18,760)	(276,577)	(95,113)	167,907
Warrior Met Coal, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,758)	(779,864)	(538,869)	222,998
West Fraser Timber Co. Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(1,228)	(91,144)	(90,012)	(1,087)
Westlake Corp.	USFF -0.250%	Weekly	MS	01/17/30	(15,015)	(1,166,460)	(1,140,089)	(795)
					(1,076,577)	(25,394,623)	(24,046,962)	597,918
Media & Entertainment
Altice USA, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(33,317)	(89,079)	(71,298)	16,119
EchoStar Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(15,929)	(833,973)	(441,233)	375,692
fuboTV, Inc.	USFF -0.266%	Weekly	MS	01/17/30	(137,707)	(458,756)	(531,549)	(82,955)
Grindr, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(32,454)	(669,462)	(736,706)	(84,838)
Ibotta, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(7,145)	(345,350)	(261,507)	77,376
Integral Ad Science Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(3,965)	(57,071)	(32,949)	23,613
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,124)	(907,276)	(926,439)	(37,713)
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	01/17/30	(2,943)	(585,615)	(614,940)	(41,281)
Magnite, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,543)	(90,099)	(109,577)	(21,277)
Pinterest, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(34,701)	(1,185,826)	(1,244,378)	(82,812)
Snap, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(194,355)	(1,632,151)	(1,688,945)	(101,939)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Sphere Entertainment Co.	USFF -0.250%	Weekly	MS	01/17/30	(4,992)	$(158,831)	$(208,666)	$(54,348)
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,830)	(626,918)	(696,869)	(84,198)
TripAdvisor, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(45,296)	(750,098)	(591,113)	144,917
Warner Music Group Corp., Class A	USFF -0.250%	Weekly	MS	01/17/30	(6,969)	(249,229)	(189,836)	52,726
Webtoon Entertainment, Inc.	USFF -3.080%	Weekly	MS	01/17/30	(2,112)	(18,471)	(19,177)	(1,036)
ZoomInfo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(47,777)	(545,720)	(483,503)	51,071
					(584,159)	(9,203,925)	(8,848,685)	149,117
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF -1.339%	Weekly	MS	07/11/28	(156,017)	(443,597)	(535,138)	(101,399)
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(7,067)	(921,855)	(833,977)	68,204
Amicus Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(21,250)	(213,753)	(121,763)	87,658
Amphastar Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,234)	(134,066)	(120,173)	11,315
ANI Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,258)	(318,555)	(343,085)	(31,011)
Arcus Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,527)	(31,189)	(28,710)	1,888
Arcutis Biotherapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(7,624)	(103,209)	(106,888)	(5,746)
Ardelyx, Inc.	USFF -0.261%	Weekly	MS	01/17/30	(85,723)	(320,310)	(336,034)	(22,242)
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,122)	(68,324)	(33,528)	36,146
ARS Pharmaceuticals, Inc.	USFF -1.130%	Weekly	MS	01/17/30	(944)	(14,603)	(16,473)	(2,121)
Avadel Pharmaceuticals PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(16,711)	(239,329)	(147,892)	86,766
Beam Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(13,735)	(290,908)	(233,632)	51,361
Biohaven Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	01/17/30	(13,816)	(293,596)	(194,944)	92,682
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	01/10/28	(10,713)	(694,266)	(551,184)	127,371
Bruker Corp.	USFF -0.250%	Weekly	MS	07/16/29	(20,564)	(1,348,876)	(847,237)	470,453
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(22,174)	(1,683,503)	(1,627,572)	21,469

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,090)	$(162,491)	$(88,868)	$70,340
Cytokinetics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(30,238)	(973,822)	(999,064)	(45,156)
Day One Biopharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,457)	(15,986)	(15,971)	(264)
Denali Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(16,228)	(232,683)	(227,030)	931
Dianthus Therapeutics, Inc.	USFF -0.730%	Weekly	MS	01/17/30	(178)	(3,196)	(3,316)	(138)
Edgewise Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(10,088)	(169,704)	(132,254)	34,019
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	01/17/30	(1,509)	(1,237,945)	(1,176,311)	48,650
Evolus, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(24,050)	(257,596)	(221,501)	30,863
Harrow, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(7,460)	(186,666)	(227,828)	(44,941)
Illumina, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,994)	(584,000)	(667,298)	(95,220)
Immunovant, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,117)	(193,390)	(113,872)	75,602
Indivior PLC (United Kingdom)	USFF -0.880%	Weekly	MS	01/17/30	(296)	(4,395)	(4,363)	(10)
Iovance Biotherapeutics, Inc.	USFF -1.090%	Weekly	MS	01/17/30	(5,808)	(11,881)	(9,990)	1,714
LENZ Therapeutics, Inc.	USFF -0.880%	Weekly	MS	01/17/30	(91)	(2,705)	(2,667)	31
Liquidia Corp.	USFF -0.250%	Weekly	MS	01/12/29	(25,937)	(305,114)	(323,175)	(24,267)
Nurix Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,290)	(60,103)	(48,863)	10,077
Nuvation Bio, Inc.	USFF -1.285%	Weekly	MS	01/17/30	(4,105)	(7,927)	(8,005)	(191)
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(33,439)	(261,710)	(310,314)	(54,274)
Organon & Co.	USFF -0.250%	Weekly	MS	01/17/30	(14,715)	(146,570)	(142,441)	1,173
QIAGEN NV (Netherlands)	USFF -0.250%	Weekly	MS	01/17/30	(8,378)	(389,205)	(402,647)	(21,372)
Sarepta Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(59,100)	(2,363,563)	(1,010,610)	1,304,550
Sotera Health Co.	USFF -0.250%	Weekly	MS	07/06/26	(6,088)	(135,829)	(67,699)	68,001
Syndax Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,608)	(34,380)	(33,789)	(65)
Tarsus Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,293)	(52,324)	(52,379)	(1,080)
Tempus AI, Inc.	USFF -1.980%	Weekly	MS	01/17/30	(1,927)	(122,898)	(122,442)	(2,015)
TG Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,373)	(49,307)	(49,414)	(1,073)
Vaxcyte, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(9,444)	(350,191)	(307,024)	36,036
Vir Biotechnology, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,272)	(11,831)	(11,451)	186

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,491)	$(833,941)	$(545,031)	$270,935
Xenon Pharmaceuticals, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(5,978)	(185,893)	(187,111)	(4,981)
					(692,521)	(16,467,185)	(13,590,958)	2,550,855
Semiconductors & Semiconductor Equipment
Allegro MicroSystems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,106)	(317,470)	(345,524)	(34,514)
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/16/29	(4,430)	(143,807)	(113,674)	27,234
Amkor Technology, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(19,916)	(371,623)	(418,037)	(55,590)
Cohu, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,689)	(287,578)	(205,656)	75,868
Diodes, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,216)	(471,210)	(328,764)	136,047
Entegris, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(9,671)	(755,565)	(779,966)	(39,841)
First Solar, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(441)	(95,536)	(73,003)	20,623
FormFactor, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,028)	(191,858)	(207,423)	(19,450)
Ichor Holdings Ltd. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/17/30	(98)	(1,929)	(1,925)	13
indie Semiconductor, Inc., Class A	USFF -3.924%	Weekly	MS	01/12/29	(21,068)	(130,069)	(75,002)	53,107
Intel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(23,531)	(648,384)	(527,094)	106,822
KLA Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,238)	(1,070,171)	(1,108,926)	(61,670)
Kulicke & Soffa Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(17,360)	(830,277)	(600,656)	202,944
Lattice Semiconductor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(8,030)	(512,405)	(393,390)	108,560
MaxLinear, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(25,120)	(409,204)	(356,955)	42,384
NXP Semiconductors NV (Netherlands)	USFF -0.250%	Weekly	MS	01/17/30	(6,014)	(1,274,768)	(1,313,999)	(71,412)
ON Semiconductor Corp.	USFF -0.250%	Weekly	MS	01/17/30	(20,782)	(1,100,643)	(1,089,185)	(12,354)
Onto Innovation, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,007)	(222,309)	(101,637)	116,164
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,398)	(494,246)	(497,873)	(13,710)
Ultra Clean Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,231)	(119,252)	(72,924)	43,932
Veeco Instruments, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,129)	(43,076)	(22,941)	19,300
					(198,503)	(9,491,380)	(8,634,554)	644,457
Software & Services
A10 Networks, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,878)	(54,641)	(55,689)	(2,119)
Agilysys, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,287)	(106,444)	(147,542)	(43,461)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(27,686)	$(2,190,212)	$(2,208,235)	$(62,873)
Appfolio, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(2,825)	(642,291)	(650,541)	(21,530)
Applied Digital Corp.	USFF -3.180%	Weekly	MS	07/16/29	(37,296)	(290,050)	(375,571)	(91,418)
Asana, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(19,362)	(271,662)	(261,387)	4,755
ASGN, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,666)	(314,809)	(282,903)	25,679
Atlassian Corp., Class A	USFF -0.250%	Weekly	MS	01/17/30	(1,456)	(307,266)	(295,699)	5,317
BILL Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(10,787)	(512,768)	(499,007)	3,108
Box, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(12,086)	(451,202)	(412,979)	29,487
Braze, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(10,793)	(354,145)	(303,283)	43,651
Cipher Mining, Inc.	USFF -0.595%	Weekly	MS	07/16/29	(149,295)	(660,645)	(713,630)	(69,340)
Cleanspark, Inc.	USFF -0.580%	Weekly	MS	01/12/29	(1,822)	(32,195)	(20,097)	19,225
Commvault Systems, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,461)	(269,078)	(254,696)	9,777
Confluent, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(51,228)	(1,121,634)	(1,277,114)	(188,496)
Core Scientific, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(49,924)	(554,217)	(852,203)	(326,214)
Couchbase, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,598)	(81,088)	(112,099)	(33,558)
Descartes Systems Group, Inc. (The) (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(1,602)	(176,452)	(162,835)	10,132
DigitalOcean Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,913)	(364,865)	(283,115)	74,318
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(40,662)	(595,061)	(608,710)	(25,799)
Fastly, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(50,753)	(525,779)	(358,316)	156,634
Five9, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(15,981)	(982,096)	(423,177)	538,837
Gitlab, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(16,469)	(699,318)	(742,917)	(57,886)
Globant SA (Luxembourg)	USFF -0.250%	Weekly	MS	07/16/29	(3,663)	(806,575)	(332,747)	457,343
Hackett Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/17/30	(175)	(4,419)	(4,449)	(72)
I3 Verticals, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(91)	(2,512)	(2,501)	8
International Business Machines Corp.	USFF -0.250%	Weekly	MS	01/17/30	(11,011)	(3,130,218)	(3,245,823)	(179,348)
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	07/16/29	(22,005)	(269,102)	(209,268)	54,367
Klaviyo, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(7,134)	(283,848)	(239,560)	40,155
Lightspeed Commerce, Inc. (Canada)	USFF -0.580%	Weekly	MS	07/06/26	(30,824)	(778,853)	(360,949)	401,621
Manhattan Associates, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(407)	(123,599)	(80,370)	40,743
nCino, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(9,949)	(233,750)	(278,274)	(49,267)
Open Text Corp. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(6,870)	(180,475)	(200,604)	(25,756)
PagerDuty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,653)	(121,111)	(86,378)	32,299

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Rapid7, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(16,047)	$(375,589)	$(371,167)	$(3,247)
Red Violet, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(29)	(1,446)	(1,427)	38
SEMrush Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(7,300)	(112,984)	(66,065)	44,804
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(22,408)	(489,146)	(409,618)	69,549
Shopify, Inc., Class A (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(6,733)	(762,089)	(776,652)	(30,136)
Sprinklr, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(23,894)	(266,539)	(202,143)	59,297
Sprout Social, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(5,540)	(240,765)	(115,841)	120,968
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,172)	(228,658)	(159,497)	64,522
Synopsys, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,858)	(2,426,571)	(2,490,599)	(113,723)
Terawulf, Inc.	USFF -0.682%	Weekly	MS	01/12/29	(105,894)	(489,926)	(463,816)	5,887
Verint Systems, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,521)	(156,700)	(167,608)	(14,072)
Vertex, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(30,566)	(1,087,779)	(1,080,050)	(14,521)
Weave Communications, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,799)	(23,906)	(23,288)	177
Workiva, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(14,686)	(997,024)	(1,005,257)	(28,623)
Zeta Global Holdings Corp., Class A	USFF -0.250%	Weekly	MS	07/16/29	(40,010)	(734,565)	(619,755)	96,918
					(914,069)	(25,886,067)	(24,295,451)	1,028,157
Technology Hardware & Equipment
Applied Optoelectronics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(11,572)	(261,440)	(297,285)	(50,170)
Bel Fuse, Inc., Class B	USFF -0.250%	Weekly	MS	01/17/30	(530)	(48,107)	(51,776)	(4,606)
Cognex Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,492)	(122,150)	(79,046)	42,954
Corsair Gaming, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(526)	(6,107)	(4,960)	1,259
Crane NXT Co.	USFF -0.250%	Weekly	MS	01/12/29	(9,750)	(611,235)	(525,525)	68,298
Diebold Nixdorf, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(65)	(3,598)	(3,601)	(28)
Extreme Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,800)	(174,722)	(211,810)	(41,762)
Fabrinet (Cayman Islands)	USFF -0.250%	Weekly	MS	01/17/30	(2,490)	(566,164)	(733,753)	(179,146)
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,126)	(33,053)	(20,133)	12,290
Hewlett Packard Enterprise Co.	USFF -0.250%	Weekly	MS	01/17/30	(11,682)	(222,600)	(238,897)	(22,630)
Mirion Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(9,631)	(157,515)	(207,355)	(55,226)
PC Connection, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(175)	(11,572)	(11,512)	(128)
Pure Storage, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(23,211)	(1,340,509)	(1,336,489)	(29,206)
Ribbon Communications, Inc.	USFF -0.265%	Weekly	MS	01/17/30	(3,815)	(13,826)	(15,298)	(1,707)
Sanmina Corp.	USFF -0.250%	Weekly	MS	01/17/30	(5,418)	(478,288)	(530,043)	(61,511)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
TD SYNNEX Corp.	USFF -0.250%	Weekly	MS	01/17/30	(10,672)	$(1,213,869)	$(1,448,190)	$(278,026)
TTM Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,140)	(235,746)	(332,275)	(101,313)
Viasat, Inc.	USFF -0.250%	Weekly	MS	08/27/25	(8,316)	(325,117)	(121,414)	197,087
Viavi Solutions, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,945)	(49,367)	(49,796)	(1,392)
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(38,474)	(850,052)	(610,967)	203,547
Vontier Corp.	USFF -0.250%	Weekly	MS	01/17/30	(6,788)	(237,927)	(250,477)	(17,681)
					(172,618)	(6,962,964)	(7,080,602)	(319,097)
Telecommunication Services
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,687)	(330,199)	(225,960)	85,693
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(38,702)	(1,387,112)	(1,408,753)	(50,027)
Globalstar, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,566)	(56,304)	(60,429)	(5,231)
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	08/27/25	(13,296)	(277,345)	(181,623)	48,804
United States Cellular Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,799)	(166,940)	(179,052)	(15,486)
					(62,050)	(2,217,900)	(2,055,817)	63,753
Transportation
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(58,802)	(2,876,460)	(2,909,523)	(91,980)
ArcBest Corp.	USFF -0.250%	Weekly	MS	07/16/29	(9,416)	(996,890)	(725,126)	248,814
Frontier Group Holdings, Inc.	USFF -0.259%	Weekly	MS	01/12/29	(29,681)	(190,906)	(107,742)	79,421
FTAI Infrastructure, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(13,010)	(76,492)	(80,272)	(5,365)
Golden Ocean Group Ltd. (Bermuda)	USFF -0.830%	Weekly	MS	01/17/30	(16,048)	(123,290)	(117,471)	3,059
GXO Logistics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(13,878)	(848,871)	(675,859)	155,659
Hertz Global Holdings, Inc.	USFF -1.130%	Weekly	MS	01/17/30	(53,455)	(339,551)	(365,098)	(32,459)
JetBlue Airways Corp.	USFF -0.260%	Weekly	MS	07/16/29	(10,292)	(74,777)	(43,535)	29,758
Kirby Corp.	USFF -0.250%	Weekly	MS	01/17/30	(2,032)	(221,523)	(230,449)	(13,425)
RXO, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(59,505)	(1,364,524)	(935,419)	401,181
Saia, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,473)	(1,244,931)	(951,567)	267,892
TFI International, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(1,711)	(261,386)	(153,425)	99,658
Universal Logistics Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(560)	(13,784)	(14,213)	(707)
					(271,863)	(8,633,385)	(7,309,699)	1,141,506
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(74,239)	(1,176,346)	(780,994)	327,552

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Algonquin Power & Utilities Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(43,101)	$(315,153)	$(246,969)	$32,703
ALLETE, Inc.	USFF +0.250%	Weekly	MS	07/11/28	(2,935)	(191,499)	(188,045)	(970)
Ameren Corp.	USFF -0.250%	Weekly	MS	07/16/29	(15,287)	(1,466,166)	(1,468,163)	(41,990)
American States Water Co.	USFF -0.250%	Weekly	MS	01/12/29	(2,428)	(195,003)	(186,130)	1,209
Avista Corp.	USFF -0.250%	Weekly	MS	07/16/29	(6,680)	(263,378)	(253,506)	(2,544)
Black Hills Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,159)	(137,767)	(121,120)	11,203
Brookfield Renewable Corp. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(9,460)	(286,443)	(310,099)	(29,479)
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(10,704)	(525,018)	(486,818)	19,215
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,619)	(412,296)	(435,076)	(38,448)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/17/30	(7,214)	(503,519)	(499,786)	(6,686)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(14,899)	(839,815)	(842,091)	(26,411)
Duke Energy Corp.	USFF -0.250%	Weekly	MS	01/17/30	(4,382)	(522,719)	(517,076)	(8,110)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(16,516)	(698,028)	(664,934)	(12,470)
Fortis, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(3,810)	(166,434)	(181,851)	(23,109)
H2O America	USFF -0.250%	Weekly	MS	01/12/29	(5,631)	(308,009)	(292,643)	1,731
Hawaiian Electric Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,377)	(86,385)	(89,048)	(4,385)
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,494)	(160,293)	(172,482)	(24,558)
New Jersey Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(6,400)	(311,460)	(286,848)	13,328
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,568)	(574,747)	(525,371)	28,739
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(10,717)	(488,112)	(425,679)	16,292
OGE Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(5,682)	(234,793)	(252,167)	(27,984)
ONE Gas, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,980)	(223,517)	(214,143)	(914)
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,267)	(194,915)	(189,884)	(1,481)
Otter Tail Corp.	USFF -0.250%	Weekly	MS	07/08/27	(4,301)	(347,861)	(331,564)	5,814
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	01/17/30	(10,126)	(925,206)	(905,973)	316
Portland General Electric Co.	USFF -0.250%	Weekly	MS	07/11/28	(21,393)	(929,128)	(869,198)	22,997
ReNew Energy Global PLC, Class A (United Kingdom)	USFF -0.250%	Weekly	MS	07/16/29	(13,551)	(80,709)	(93,637)	(14,534)
Sempra	USFF -0.250%	Weekly	MS	01/10/28	(9,448)	(751,440)	(715,875)	6,229
Southern Co. (The)	USFF -0.250%	Weekly	MS	01/17/30	(2,202)	(201,648)	(202,210)	(6,692)
Southwest Gas Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(14,551)	(1,040,431)	(1,082,449)	(62,936)
Spire, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(7,662)	(570,762)	(559,249)	(6,166)
Talen Energy Corp.	USFF -0.250%	Weekly	MS	01/17/30	(648)	(172,620)	(188,419)	(19,289)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Concluded)
June 30, 2025
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
TransAlta Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(41,069)	$(444,233)	$(443,135)	$(10,318)
TXNM Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(16,004)	(874,151)	(901,345)	(49,355)
Unitil Corp.	USFF -0.250%	Weekly	MS	01/17/30	(679)	(36,521)	(35,410)	355
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,662)	(371,374)	(381,580)	(24,308)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(21,729)	(1,503,689)	(1,479,745)	(21,136)
					(435,574)	(18,531,588)	(17,820,712)	23,410

Total Reference Entity — Short						(275,957,348)	(257,026,512)	12,309,403
Net Value of Reference Entity						$28,951,454	$84,691,108	$56,459,800

*	Includes $720,146 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $56,459,800, which are considered Level 2 as of and for the period ended June 30, 2025.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM NEUTRAL FUND
Portfolio of Investments
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 90.8%
Automobiles & Components — 1.3%
Adient PLC (Ireland)*	296	$ 5,760
Aptiv PLC (Jersey)*	1,686	115,019
BorgWarner, Inc.(a)	8,209	274,837
Dorman Products, Inc.(a)*	677	83,048
Ford Motor Co.(a)	21,879	237,387
Garrett Motion, Inc.	4,059	42,660
General Motors Co.	3,548	174,597
Gentex Corp.	4,895	107,641
Harley-Davidson, Inc.	191	4,508
LCI Industries(a)	1,345	122,651
Phinia, Inc.(a)	2,152	95,742
Visteon Corp.(a)*	1,878	175,217
		1,439,067
Capital Goods — 11.0%
3M Co.(a)	1,866	284,080
A. O. Smith Corp.	1,504	98,617
Alamo Group, Inc.(a)	249	54,377
Allegion PLC (Ireland)	2,402	346,176
Allient, Inc.	51	1,852
Allison Transmission Holdings, Inc.	1,563	148,469
American Woodmark Corp.*	89	4,750
AMETEK, Inc.(a)	919	166,302
Applied Industrial Technologies, Inc.	422	98,094
Argan, Inc.	123	27,119
Armstrong World Industries, Inc.(a)	427	69,362
Astec Industries, Inc.	567	23,638
Astronics Corp.*	2,798	93,677
Axon Enterprise, Inc.(a)*	560	463,646
Carrier Global Corp.(a)	16,221	1,187,215
Chart Industries, Inc.*	171	28,155
Core & Main, Inc., Class A*	139	8,389
Crane Co.	420	79,754
Cummins, Inc.	229	74,997
Deere & Co.(a)	295	150,005
DNOW, Inc.(a)*	2,626	38,944
Dover Corp.(a)	870	159,410
Fastenal Co.	826	34,692
Fortive Corp.(a)	3,195	166,555
Fortune Brands Innovations, Inc.	439	22,600
Gates Industrial Corp. PLC (United Kingdom)*	1,662	38,276
GE Vernova, Inc.(a)	443	234,413
Generac Holdings, Inc.(a)*	1,811	259,353
General Dynamics Corp.	380	110,831
General Electric Co.(a)	925	238,086
Gibraltar Industries, Inc.(a)*	278	16,402
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Gorman-Rupp Co. (The)	1	$ 37
Graco, Inc.	1,652	142,022
Griffon Corp.(a)	1,932	139,819
Hayward Holdings, Inc.(a)*	24,074	332,221
HEICO Corp.	422	138,416
Helios Technologies, Inc.	580	19,355
Hexcel Corp.(a)	746	42,142
Hillenbrand, Inc.(a)	2,448	49,131
Honeywell International, Inc.	203	47,275
Howmet Aerospace, Inc.(a)	950	176,823
IDEX Corp.	36	6,321
Illinois Tool Works, Inc.	551	136,235
Ingersoll Rand, Inc.	1,267	105,389
Janus International Group, Inc.*	1,724	14,033
Johnson Controls International PLC (Ireland)	2,660	280,949
Kennametal, Inc.(a)	96	2,204
L3Harris Technologies, Inc.(a)	784	196,659
Leonardo DRS, Inc.(a)	5,994	278,601
Lindsay Corp.	117	16,877
Lockheed Martin Corp.(a)	1,148	531,685
Masco Corp.(a)	366	23,556
Mercury Systems, Inc.(a)*	4,726	254,542
Microvast Holdings, Inc.*	38,085	138,249
Middleby Corp. (The)*	849	122,256
MRC Global, Inc.(a)*	3,069	42,076
Mueller Water Products, Inc., Class A(a)	16,616	399,449
MYR Group, Inc.*	546	99,072
NEXTracker, Inc., Class A(a)*	9,647	524,507
nVent Electric PLC (Ireland)	5,652	414,009
Otis Worldwide Corp.	613	60,699
Owens Corning(a)	1,135	156,085
Primoris Services Corp.(a)	3,936	306,772
Quanta Services, Inc.	87	32,893
REV Group, Inc.	3,453	164,328
RTX Corp.	196	28,620
Rush Enterprises, Inc., Class A	1,862	95,912
Sensata Technologies Holding PLC (United Kingdom)	15,958	480,495
Shoals Technologies Group, Inc., Class A*	4,136	17,578
Snap-on, Inc.(a)	530	164,925
SPX Technologies, Inc.*	931	156,110
Stanley Black & Decker, Inc.(a)	1,077	72,967
Stratasys Ltd. (Israel)*	46	528

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Textron, Inc.	839	$ 67,363
Tutor Perini Corp.(a)*	2,838	132,762
United Rentals, Inc.(a)	227	171,022
V2X, Inc.*	1,704	82,729
Valmont Industries, Inc.(a)	811	264,848
Watts Water Technologies, Inc., Class A	280	68,849
WillScot Holdings Corp.(a)	12,140	332,636
Worthington Enterprises, Inc.(a)	1,891	120,343
WW Grainger, Inc.	258	268,382
Xylem, Inc.(a)	470	60,799
Zurn Elkay Water Solutions Corp.	236	8,631
		12,718,422
Commercial & Professional Services — 3.5%
Alight, Inc., Class A	12,101	68,492
Automatic Data Processing, Inc.(a)	671	206,936
Brink's Co. (The)	259	23,126
Broadridge Financial Solutions, Inc.(a)	804	195,396
Cintas Corp.(a)	599	133,499
Clean Harbors, Inc.*	324	74,902
Concentrix Corp.	111	5,867
Copart, Inc.*	1,559	76,500
CSG Systems International, Inc.	2,057	134,343
Driven Brands Holdings, Inc.*	3,357	58,949
Dun & Bradstreet Holdings, Inc.(a)	2,447	22,243
Equifax, Inc.	231	59,915
Exponent, Inc.	1,996	149,121
GFL Environmental, Inc. (Canada)	4,142	209,005
Healthcare Services Group, Inc.*	2,463	37,019
HNI Corp.(a)	851	41,852
Huron Consulting Group, Inc.*	1,332	183,203
ICF International, Inc.(a)	464	39,305
Innodata, Inc.(a)*	1,545	79,135
Jacobs Solutions, Inc.(a)	1,293	169,965
KBR, Inc.	3,114	149,285
Korn Ferry(a)	1,723	126,348
Leidos Holdings, Inc.	433	68,310
Paycom Software, Inc.	369	85,387
Pitney Bowes, Inc.(a)	16,786	183,135
Republic Services, Inc.(a)	1,083	267,079
Robert Half, Inc.(a)	3,654	149,997
Rollins, Inc.	276	15,572
Steelcase, Inc., Class A(a)	3,740	39,008
UniFirst Corp.(a)	464	87,334
Upwork, Inc.(a)*	25,115	337,546
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Veralto Corp.(a)	3,278	$ 330,914
Verisk Analytics, Inc.	363	113,075
Waste Connections, Inc. (Canada)	595	111,098
		4,032,861
Consumer Discretionary Distribution & Retail — 4.3%
Abercrombie & Fitch Co., Class A*	3,324	275,393
Advance Auto Parts, Inc.(a)	7,839	364,435
Amazon.com, Inc.(a)*	2,044	448,433
AutoZone, Inc.*	26	96,518
Bath & Body Works, Inc.(a)	9,150	274,134
Best Buy Co., Inc.	69	4,632
Buckle, Inc. (The)	1,370	62,130
Build-A-Bear Workshop, Inc.	500	25,780
Carvana Co.*	207	69,751
Dillard's, Inc., Class A	88	36,769
eBay, Inc.(a)	5,570	414,742
Five Below, Inc.(a)*	4,700	616,546
GigaCloud Technology, Inc., Class A (Cayman Islands)*	3,832	75,797
Group 1 Automotive, Inc.	219	95,640
Home Depot, Inc. (The)	98	35,931
Lithia Motors, Inc.(a)	510	172,288
LKQ Corp.	839	31,051
Lowe's Cos., Inc.(a)	1,325	293,978
Macy's, Inc.	20,810	242,645
O'Reilly Automotive, Inc.*	65	5,858
Petco Health & Wellness Co., Inc.(a)*	24,406	69,069
Ross Stores, Inc.	2,133	272,128
Sally Beauty Holdings, Inc.(a)*	10,146	93,952
Signet Jewelers Ltd. (Bermuda)	2,008	159,736
Sonic Automotive, Inc., Class A	690	55,152
ThredUp, Inc., Class A*	7,128	53,389
TJX Cos., Inc. (The)(a)	2,346	289,708
Ulta Beauty, Inc.*	237	110,873
Urban Outfitters, Inc.(a)*	1,387	100,613
Wayfair, Inc., Class A(a)*	1,532	78,346
Williams-Sonoma, Inc.(a)	146	23,852
Winmark Corp.	18	6,797
		4,956,066
Consumer Durables & Apparel — 2.1%
Acushnet Holdings Corp.(a)	370	26,943
Canada Goose Holdings, Inc. (Canada)*	2,822	31,578
Carter's, Inc.	1,027	30,944
Cavco Industries, Inc.*	210	91,230

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Champion Homes, Inc.(a)*	1,952	$ 122,215
Cricut, Inc., Class A	31	210
Crocs, Inc.(a)*	3,548	359,341
Deckers Outdoor Corp.(a)*	4,854	500,302
G-III Apparel Group Ltd.*	1,775	39,760
Hanesbrands, Inc.*	6,749	30,910
Hasbro, Inc.(a)	1,830	135,091
Kontoor Brands, Inc.(a)	2,488	164,133
La-Z-Boy, Inc.	403	14,980
Leggett & Platt, Inc.	18,287	163,120
Lululemon Athletica, Inc.*	196	46,566
Mattel, Inc.*	458	9,032
NVR, Inc.(a)*	13	96,014
Peloton Interactive, Inc., Class A(a)*	17,816	123,643
Polaris, Inc.	79	3,211
Ralph Lauren Corp.	300	82,284
Sonos, Inc.*	450	4,865
Steven Madden Ltd.	5,678	136,158
Wolverine World Wide, Inc.(a)	1,603	28,982
YETI Holdings, Inc.*	6,258	197,252
		2,438,764
Consumer Services — 3.3%
ADT, Inc.	4,514	38,234
Adtalem Global Education, Inc.*	669	85,117
BJ's Restaurants, Inc.*	1,234	55,036
Booking Holdings, Inc.(a)	61	353,144
Caesars Entertainment, Inc.(a)*	4,372	124,121
Carnival Corp. (Panama)*	2,576	72,437
Cava Group, Inc.*	1,282	107,983
Darden Restaurants, Inc.	1,193	260,038
Domino's Pizza, Inc.(a)	865	389,769
DraftKings, Inc., Class A(a)*	11,119	476,894
Expedia Group, Inc.(a)	688	116,052
Graham Holdings Co., Class B	82	77,586
Life Time Group Holdings, Inc.(a)*	3,886	117,862
Marriott International, Inc., Class A	373	101,907
McDonald's Corp.(a)	1,057	308,824
Pursuit Attractions and Hospitality, Inc.*	968	27,907
Red Rock Resorts, Inc., Class A	700	36,421
Restaurant Brands International, Inc. (Canada)	99	6,563
Royal Caribbean Cruises Ltd. (Liberia)	189	59,184
Rush Street Interactive, Inc.(a)*	7,902	117,740
Sabre Corp.*	9,077	28,683
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Strategic Education, Inc.(a)	393	$ 33,456
Vail Resorts, Inc.(a)	677	106,377
Wendy's Co. (The)	7,680	87,706
Wyndham Hotels & Resorts, Inc.	3,401	276,195
Wynn Resorts Ltd.(a)	285	26,696
Yum! Brands, Inc.(a)	1,735	257,092
		3,749,024
Consumer Staples Distribution & Retail — 1.7%
Casey's General Stores, Inc.	6	3,062
Chefs' Warehouse, Inc. (The)*	1,627	103,819
Costco Wholesale Corp.	227	224,716
Dollar General Corp.	10	1,144
Dollar Tree, Inc.*	313	30,999
Kroger Co. (The)(a)	2,881	206,654
Maplebear, Inc.*	6,093	275,647
Natural Grocers by Vitamin Cottage, Inc.	472	18,526
PriceSmart, Inc.	72	7,563
Sprouts Farmers Market, Inc.*	251	41,325
Sysco Corp.(a)	1,363	103,234
Target Corp.(a)	2,194	216,438
United Natural Foods, Inc.(a)*	4,861	113,310
US Foods Holding Corp.*	2,332	179,587
Walmart, Inc.(a)	4,405	430,721
		1,956,745
Energy — 6.8%
Antero Resources Corp.(a)*	11,580	466,442
Baker Hughes Co.	3,146	120,618
Baytex Energy Corp. (Canada)	141,857	253,924
Canadian Natural Resources Ltd. (Canada)	4,664	146,450
Cenovus Energy, Inc. (Canada)	1,106	15,042
Centrus Energy Corp., Class A*	3,700	677,766
Chevron Corp.(a)	1,249	178,844
Civitas Resources, Inc.(a)	11,793	324,543
CVR Energy, Inc.(a)	4,238	113,790
Devon Energy Corp.	2,628	83,597
DHT Holdings, Inc. (Marshall Islands)	848	9,167
EOG Resources, Inc.(a)	3,412	408,109
EQT Corp.(a)	4,384	255,675
Excelerate Energy, Inc., Class A	1,285	37,676
FLEX LNG Ltd. (Bermuda)	20	440
Hallador Energy Co.*	4,539	71,852
Halliburton Co.	4,447	90,630

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Kinder Morgan, Inc.	6,982	$ 205,271
Magnolia Oil & Gas Corp., Class A(a)	8,004	179,930
Murphy Oil Corp.(a)	3,207	72,157
Northern Oil & Gas, Inc.(a)	2,510	71,159
NOV, Inc.(a)	37,289	463,502
NPK International, Inc.*	378	3,217
Occidental Petroleum Corp.	2,434	102,252
Peabody Energy Corp.	10,239	137,407
Permian Resources Corp.(a)	31,279	426,020
Phillips 66(a)	2,793	333,205
RPC, Inc.	525	2,483
Schlumberger NV (Curacao)	3,341	112,926
Talos Energy, Inc.*	11,069	93,865
TC Energy Corp. (Canada)	19,887	970,287
TechnipFMC PLC (United Kingdom)	9,309	320,602
Texas Pacific Land Corp.(a)	126	133,105
Tidewater, Inc.(a)*	4,407	203,295
Transocean Ltd. (Switzerland)*	93,521	242,219
Valaris Ltd. (Bermuda)*	6,506	273,968
Valero Energy Corp.	156	20,970
Vital Energy, Inc.*	3,411	54,883
World Kinect Corp.	5,911	167,577
		7,844,865
Financial Services — 3.2%
Berkshire Hathaway, Inc., Class B(a)*	658	319,637
Blackrock, Inc.(a)	93	97,580
Cboe Global Markets, Inc.	227	52,939
CME Group, Inc.(a)	1,095	301,804
Coinbase Global, Inc., Class A(a)*	528	185,059
Euronet Worldwide, Inc.(a)*	1,176	119,223
FactSet Research Systems, Inc.	263	117,635
Fiserv, Inc.(a)*	907	156,376
Franklin Resources, Inc.(a)	2,821	67,281
Global Payments, Inc.(a)	2,387	191,055
Intercontinental Exchange, Inc.	363	66,600
Mastercard, Inc., Class A(a)	544	305,695
Morningstar, Inc.(a)	97	30,451
Paymentus Holdings, Inc., Class A*	2,702	88,490
PayPal Holdings, Inc.(a)*	2,382	177,030
Remitly Global, Inc.(a)*	19,489	365,808
S&P Global, Inc.(a)	310	163,460
T Rowe Price Group, Inc.(a)	814	78,551
Toast, Inc., Class A(a)*	9,228	408,708
Visa, Inc., Class A(a)	856	303,923
Western Union Co. (The)	13,979	117,703
		3,715,008
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — 3.8%
Altria Group, Inc.(a)	3,159	$ 185,212
Boston Beer Co., Inc. (The), Class A*	172	32,819
Brown-Forman Corp., Class B(a)	1,541	41,468
Cal-Maine Foods, Inc.(a)	3,201	318,916
Campbell's Company (The)(a)	13,047	399,891
Coca-Cola Co. (The)(a)	3,953	279,675
Conagra Brands, Inc.(a)	24,518	501,883
Constellation Brands, Inc., Class A(a)	372	60,517
Darling Ingredients, Inc.(a)*	9,307	353,108
Fresh Del Monte Produce, Inc. (Cayman Islands)	2,467	79,980
General Mills, Inc.	1,410	73,052
Ingredion, Inc.(a)	635	86,119
J M Smucker Co. (The)(a)	1,517	148,969
Kellanova(a)	1,938	154,129
Keurig Dr Pepper, Inc.(a)	2,869	94,849
Kraft Heinz Co. (The)(a)	12,854	331,890
Lamb Weston Holdings, Inc.	2,362	122,470
McCormick & Co., Inc., non-voting shares	1,062	80,521
Molson Coors Beverage Co., Class B(a)	1,623	78,050
Monster Beverage Corp.*	5,443	340,949
National Beverage Corp.*	72	3,113
PepsiCo, Inc.(a)	718	94,805
Pilgrim's Pride Corp.(a)	7,204	324,036
Seneca Foods Corp., Class A*	28	2,840
SunOpta, Inc. (Canada)*	1,267	7,349
Tyson Foods, Inc., Class A(a)	3,056	170,953
Universal Corp.	685	39,894
		4,407,457
Health Care Equipment & Services — 7.3%
Abbott Laboratories	857	116,561
Align Technology, Inc.(a)*	544	102,996
Amedisys, Inc.*	1,438	141,485
AMN Healthcare Services, Inc.*	1,167	24,122
Avanos Medical, Inc.(a)*	2,734	33,464
Baxter International, Inc.(a)	26,423	800,088
Becton Dickinson & Co.	1,150	198,087
Boston Scientific Corp.(a)*	1,733	186,142
Cardinal Health, Inc.	565	94,920
Cencora, Inc.	233	69,865
Centene Corp.*	1,873	101,666
Cigna Group (The)	15	4,959
CONMED Corp.	3,204	166,864

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
CorVel Corp.*	417	$ 42,859
CVS Health Corp.(a)	4,150	286,267
DaVita, Inc.(a)*	2,273	323,789
Edwards Lifesciences Corp.(a)*	7,376	576,877
Elevance Health, Inc.(a)	493	191,757
Encompass Health Corp.	466	57,146
Envista Holdings Corp.(a)*	15,813	308,986
GE HealthCare Technologies, Inc.(a)	2,103	155,769
Globus Medical, Inc., Class A(a)*	7,653	451,680
Haemonetics Corp.*	289	21,562
HCA Healthcare, Inc.	155	59,381
HealthEquity, Inc.*	656	68,723
Henry Schein, Inc.(a)*	1,067	77,944
Humana, Inc.(a)	610	149,133
ICU Medical, Inc.(a)*	1,755	231,923
iRhythm Technologies, Inc.*	493	75,902
LifeStance Health Group, Inc.*	4,725	24,428
LivaNova PLC (United Kingdom)*	1,602	72,122
Masimo Corp.(a)*	1,816	305,488
McKesson Corp.	207	151,685
Merit Medical Systems, Inc.*	338	31,596
Omnicell, Inc.(a)*	2,214	65,092
Pediatrix Medical Group, Inc.(a)*	6,820	97,867
Penumbra, Inc.(a)*	1,614	414,201
Privia Health Group, Inc.*	1,806	41,538
Progyny, Inc.*	3,343	73,546
Quest Diagnostics, Inc.	309	55,506
QuidelOrtho Corp.(a)*	13,076	376,850
ResMed, Inc.	18	4,644
Select Medical Holdings Corp.	6,354	96,454
Solventum Corp.*	103	7,812
STERIS PLC (Ireland)	475	114,104
Tandem Diabetes Care, Inc.*	1,508	28,109
Teleflex, Inc.(a)	228	26,986
UnitedHealth Group, Inc.(a)	813	253,632
Universal Health Services, Inc., Class B(a)	1,799	325,889
Waystar Holding Corp.(a)*	15,550	635,528
Zimmer Biomet Holdings, Inc.	795	72,512
		8,396,506
Household & Personal Products — 1.6%
Central Garden & Pet Co., Class A(a)*	1,311	41,021
Clorox Co. (The)(a)	2,516	302,096
Colgate-Palmolive Co.(a)	2,319	210,797
Coty, Inc., Class A(a)*	28,545	132,734
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
elf Beauty, Inc.(a)*	2,524	$ 314,087
Interparfums, Inc.	239	31,383
Kenvue, Inc.(a)	23,063	482,709
Kimberly-Clark Corp.(a)	1,274	164,244
Procter & Gamble Co. (The)(a)	604	96,229
		1,775,300
Materials — 5.8%
Agnico Eagle Mines Ltd. (Canada)	396	47,096
Alpha Metallurgical Resources, Inc.(a)*	1,025	115,292
Amcor PLC (Jersey)	6,836	62,823
Avery Dennison Corp.(a)	412	72,294
Avient Corp.(a)	1,510	48,788
Barrick Mining Corp. (Canada)	5,149	107,202
Cabot Corp.(a)	1,153	86,475
CF Industries Holdings, Inc.(a)	4,463	410,596
Compass Minerals International, Inc.*	2,489	50,004
Corteva, Inc.(a)	2,391	178,201
Crown Holdings, Inc.(a)	3,099	319,135
DuPont de Nemours, Inc.(a)	1,825	125,177
Eastman Chemical Co.(a)	2,184	163,058
Element Solutions, Inc.(a)	25,404	575,401
Fortuna Mining Corp. (Canada)*	38,606	252,483
IAMGOLD Corp. (Canada)*	7,611	55,941
Ingevity Corp.(a)*	1,781	76,743
International Flavors & Fragrances, Inc.(a)	2,123	156,147
Kinross Gold Corp. (Canada)	55,468	866,965
Linde PLC (Ireland)	395	185,326
LyondellBasell Industries NV, Class A (Netherlands)	3,820	221,025
Methanex Corp. (Canada)	3,280	108,568
New Gold, Inc. (Canada)*	12,721	62,969
NewMarket Corp.(a)	287	198,277
Newmont Corp.(a)	3,884	226,282
Packaging Corp. of America(a)	1,189	224,067
Pan American Silver Corp. (Canada)	12,748	362,043
Perimeter Solutions, Inc.*	1,482	20,629
PPG Industries, Inc.(a)	1,100	125,125
PureCycle Technologies, Inc.*	2,313	31,688
Quaker Chemical Corp.(a)	343	38,395
Royal Gold, Inc.	130	23,119
Sealed Air Corp.	8,591	266,579
Sherwin-Williams Co. (The)	480	164,813
Southern Copper Corp.(a)	2,425	245,288

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
SunCoke Energy, Inc.(a)	3,540	$ 30,409
Teck Resources Ltd., Class B (Canada)	199	8,036
United States Lime & Minerals, Inc.	508	50,698
Vulcan Materials Co.	276	71,986
Wheaton Precious Metals Corp. (Canada)	3,133	281,343
		6,716,486
Media & Entertainment — 4.2%
Alphabet, Inc., Class A(a)	2,817	496,440
Angi, Inc.*	1,784	27,224
Bumble, Inc., Class A(a)*	16,271	107,226
Cargurus, Inc.*	4,612	154,364
Charter Communications, Inc., Class A*	288	117,737
Cinemark Holdings, Inc.	466	14,064
Clear Channel Outdoor Holdings, Inc.*	965	1,129
Comcast Corp., Class A	141	5,032
Electronic Arts, Inc.(a)	463	73,941
EverQuote, Inc., Class A(a)*	5,150	124,527
Fox Corp., Class A(a)	4,480	251,059
IAC, Inc.(a)*	8,693	324,597
Interpublic Group of Cos., Inc. (The)(a)	13,842	338,852
John Wiley & Sons, Inc., Class A	662	29,545
Madison Square Garden Entertainment Corp.*	2,575	102,923
Match Group, Inc.	773	23,878
MediaAlpha, Inc., Class A*	112	1,226
Meta Platforms, Inc., Class A	373	275,308
Netflix, Inc.(a)*	400	535,652
News Corp., Class A(a)	4,321	128,420
Nexstar Media Group, Inc.	214	37,011
Nexxen International Ltd. (Israel)*	296	3,081
Omnicom Group, Inc.(a)	3,534	254,236
QuinStreet, Inc.*	1,474	23,731
ROBLOX Corp., Class A*	1,649	173,475
Rumble, Inc.*	244	2,191
Shutterstock, Inc.	2,008	38,072
TEGNA, Inc.(a)	4,412	73,945
Trade Desk, Inc. (The), Class A*	3,440	247,646
Walt Disney Co. (The)(a)	3,789	469,874
Warner Bros Discovery, Inc.(a)*	9,094	104,217
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Yelp, Inc.(a)*	7,179	$ 246,024
Ziff Davis, Inc.*	2,017	61,055
		4,867,702
Pharmaceuticals, Biotechnology & Life Sciences — 4.9%
10X Genomics, Inc., Class A*	1,374	15,911
AbbVie, Inc.	32	5,940
Adaptive Biotechnologies Corp.*	4,014	46,763
Alkermes PLC (Ireland)*	14,216	406,720
Amneal Pharmaceuticals, Inc.(a)*	5,928	47,958
Arrowhead Pharmaceuticals, Inc.*	3,343	52,819
Azenta, Inc.*	775	23,855
BioCryst Pharmaceuticals, Inc.*	19,333	173,224
BioLife Solutions, Inc.*	1,884	40,581
BioMarin Pharmaceutical, Inc.(a)*	3,137	172,441
Bio-Rad Laboratories, Inc., Class A*	764	184,369
Bristol-Myers Squibb Co.(a)	4,453	206,129
Bruker Corp.	819	33,743
Catalyst Pharmaceuticals, Inc.*	2,766	60,022
Charles River Laboratories International, Inc.(a)*	962	145,964
Elanco Animal Health, Inc.(a)*	7,539	107,657
Exelixis, Inc.(a)*	9,240	407,253
Halozyme Therapeutics, Inc.*	2,879	149,766
Harmony Biosciences Holdings, Inc.(a)*	2,527	79,853
Innoviva, Inc.(a)*	5,211	104,689
IQVIA Holdings, Inc.(a)*	1,004	158,220
Jazz Pharmaceuticals PLC (Ireland)*	5,594	593,635
Johnson & Johnson(a)	1,966	300,307
Kiniksa Pharmaceuticals International PLC (United Kingdom)*	591	16,353
Ligand Pharmaceuticals, Inc.*	272	30,921
Merck & Co., Inc.(a)	5,404	427,781
Personalis, Inc.*	90	590
Pfizer, Inc.(a)	18,137	439,641
Prestige Consumer Healthcare, Inc.*	518	41,362
PTC Therapeutics, Inc.*	1,596	77,949
Repligen Corp.(a)*	638	79,354
Revvity, Inc.	571	55,227
Sotera Health Co.*	102	1,134
Supernus Pharmaceuticals, Inc.(a)*	1,870	58,942
Thermo Fisher Scientific, Inc.(a)	65	26,355
United Therapeutics Corp.(a)*	810	232,754

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Viatris, Inc.(a)	15,179	$ 135,548
Zoetis, Inc.(a)	3,371	525,707
		5,667,437
Semiconductors & Semiconductor Equipment — 5.4%
ACM Research, Inc., Class A*	2,024	52,422
Analog Devices, Inc.	256	60,933
Broadcom, Inc.(a)	1,963	541,101
Credo Technology Group Holding Ltd. (Cayman Islands)*	7,189	665,630
Enphase Energy, Inc.(a)*	16,558	656,525
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	8,612	328,978
Micron Technology, Inc.(a)	10,997	1,355,380
MKS, Inc.(a)	1,619	160,864
Monolithic Power Systems, Inc.(a)	290	212,100
NVIDIA Corp.(a)	1,369	216,288
Onto Innovation, Inc.(a)*	2,133	215,284
Photronics, Inc.(a)*	1,665	31,352
Power Integrations, Inc.	2,318	129,576
Qorvo, Inc.(a)*	3,269	277,571
QUALCOMM, Inc.(a)	1,945	309,761
Semtech Corp.(a)*	8,959	404,409
Silicon Laboratories, Inc.(a)*	1,762	259,648
Skyworks Solutions, Inc.	999	74,445
Teradyne, Inc.(a)	2,865	257,621
		6,209,888
Software & Services — 10.1%
Accenture PLC, Class A (Ireland)	1,328	396,926
ACI Worldwide, Inc.(a)*	5,678	260,677
Adobe, Inc.(a)*	2,381	921,161
Alarm.com Holdings, Inc.(a)*	3,179	179,836
Amdocs Ltd. (Guernsey)	934	85,218
ANSYS, Inc.*	61	21,424
Appian Corp., Class A*	429	12,810
AvePoint, Inc.(a)*	8,751	168,982
Blackbaud, Inc.*	786	50,469
BlackBerry Ltd. (Canada)*	17,399	79,687
BlackLine, Inc.*	483	27,348
C3.ai, Inc., Class A*	4,489	110,295
Cadence Design Systems, Inc.(a)*	606	186,739
CGI, Inc. (Canada)	116	12,160
Clearwater Analytics Holdings, Inc., Class A(a)*	17,719	388,578
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Crowdstrike Holdings, Inc., Class A(a)*	1,275	$ 649,370
Docusign, Inc.(a)*	767	59,742
Dolby Laboratories, Inc., Class A	1,568	116,440
Dropbox, Inc., Class A*	2,993	85,600
D-Wave Quantum, Inc.(a)*	8,263	120,970
DXC Technology Co.(a)*	8,167	124,873
Fortinet, Inc.(a)*	3,821	403,956
Gartner, Inc.(a)*	1,613	652,007
Gen Digital, Inc.(a)	5,942	174,695
GoDaddy, Inc., Class A(a)*	2,059	370,744
Guidewire Software, Inc.(a)*	2,225	523,876
Informatica, Inc., Class A(a)*	4,395	107,018
InterDigital, Inc.(a)	758	169,966
Intuit, Inc.(a)	356	280,396
JFrog Ltd. (Israel)*	65	2,852
Karooooo Ltd. (Singapore)	1	49
Kyndryl Holdings, Inc.(a)*	13,359	560,544
LiveRamp Holdings, Inc.*	4,682	154,693
Microsoft Corp.(a)	1,048	521,286
MongoDB, Inc.(a)*	2,275	477,727
NCR Voyix Corp.(a)*	2,550	29,912
NextNav, Inc.*	2,547	38,714
Okta, Inc.(a)*	1,280	127,962
OneSpan, Inc.	1,744	29,107
Palantir Technologies, Inc., Class A*	711	96,924
Pegasystems, Inc.(a)	7,513	406,679
PTC, Inc.(a)*	1,636	281,948
Q2 Holdings, Inc.(a)*	3,609	337,766
Qualys, Inc.(a)*	220	31,431
RingCentral, Inc., Class A*	5,271	149,433
Roper Technologies, Inc.	207	117,336
Rubrik, Inc., Class A(a)*	668	59,846
Salesforce, Inc.(a)	761	207,517
ServiceNow, Inc.(a)*	226	232,346
Snowflake, Inc., Class A*	907	202,959
Teradata Corp.(a)*	5,571	124,289
Twilio, Inc., Class A*	224	27,857
Varonis Systems, Inc.*	1,079	54,759
VeriSign, Inc.	497	143,534
Yext, Inc.(a)*	5,053	42,951
Zoom Communications, Inc.(a)*	5,865	457,353
		11,659,737
Technology Hardware & Equipment — 4.5%
ADTRAN Holdings, Inc.*	4,242	38,051
Aeva Technologies, Inc.*	5,880	222,205

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Amphenol Corp., Class A	955	$ 94,306
Apple, Inc.	283	58,063
Benchmark Electronics, Inc.(a)	1,379	53,547
Calix, Inc.*	71	3,776
CDW Corp.	594	106,082
Cisco Systems, Inc.	1,504	104,347
CommScope Holding Co., Inc.*	33,932	280,957
CompoSecure, Inc., Class A*	6,498	91,557
ePlus, Inc.(a)*	1,225	88,322
F5, Inc.(a)*	746	219,563
Harmonic, Inc.*	4,659	44,121
HP, Inc.	4,651	113,763
Jabil, Inc.	773	168,591
Juniper Networks, Inc.(a)	5,592	223,289
Keysight Technologies, Inc.(a)*	1,522	249,395
Knowles Corp.*	3,338	58,816
Littelfuse, Inc.	142	32,196
Motorola Solutions, Inc.	201	84,512
NetApp, Inc.(a)	1,480	157,694
NetScout Systems, Inc.*	2,264	56,170
nLight, Inc.*	920	18,106
Novanta, Inc. (Canada)*	1,109	142,983
Ouster, Inc.*	5,753	139,510
PAR Technology Corp.(a)*	1,337	92,748
Plexus Corp.(a)*	631	85,381
Ralliant Corp.(a)*	1,065	51,642
Rogers Corp.(a)*	1,394	95,461
ScanSource, Inc.(a)*	1,271	53,140
Seagate Technology Holdings PLC (Ireland)	2,008	289,815
Super Micro Computer, Inc.(a)*	5,222	255,930
TE Connectivity PLC (Ireland)	362	61,059
Viavi Solutions, Inc.*	2,642	26,605
Western Digital Corp.(a)	16,487	1,055,003
Xerox Holdings Corp.	458	2,414
Zebra Technologies Corp., Class A(a)*	874	269,507
		5,188,627
Telecommunication Services — 0.6%
AT&T, Inc.	1,053	30,474
BCE, Inc. (Canada)	8,835	195,872
Iridium Communications, Inc.(a)	7,403	223,348
TELUS Corp. (Canada)	6,467	103,860
T-Mobile US, Inc.(a)	355	84,582
Verizon Communications, Inc.	1,213	52,487
		690,623
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 2.4%
Allegiant Travel Co.*	3,506	$ 192,655
Canadian National Railway Co. (Canada)	1,000	104,040
CH Robinson Worldwide, Inc.(a)	2,803	268,948
CSX Corp.	1,348	43,985
Delta Air Lines, Inc.(a)	3,436	168,982
Expeditors International of Washington, Inc.	851	97,227
JB Hunt Transport Services, Inc.(a)	1,074	154,226
Lyft, Inc., Class A*	12,482	196,716
Matson, Inc.(a)	672	74,827
Old Dominion Freight Line, Inc.	245	39,764
Ryder System, Inc.	834	132,606
SkyWest, Inc.(a)*	712	73,315
Southwest Airlines Co.(a)	12,807	415,459
Sun Country Airlines Holdings, Inc.*	6,829	80,241
TFI International, Inc. (Canada)	1,153	103,390
Uber Technologies, Inc.(a)*	1,807	168,593
Union Pacific Corp.(a)	771	177,392
United Parcel Service, Inc., Class B(a)	1,850	186,739
Werner Enterprises, Inc.(a)	2,418	66,156
		2,745,261
Utilities — 3.0%
American Water Works Co., Inc.(a)	883	122,834
Brookfield Infrastructure Corp., Class A (Canada)	4,445	184,912
CenterPoint Energy, Inc.	1,977	72,635
Clearway Energy, Inc., Class C	20	640
Consolidated Edison, Inc.	427	42,849
Constellation Energy Corp.(a)	1,728	557,729
Evergy, Inc.(a)	3,667	252,766
Eversource Energy(a)	3,095	196,904
MDU Resources Group, Inc.(a)	18,701	311,746
MGE Energy, Inc.	158	13,974
Middlesex Water Co.	24	1,300
National Fuel Gas Co.(a)	1,619	137,146
NiSource, Inc.	1,546	62,366
NRG Energy, Inc.(a)	4,076	654,524
Oklo, Inc.*	6,301	352,793
PPL Corp.	1,505	51,004

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Public Service Enterprise Group, Inc.	1,148	$ 96,639
Vistra Corp.(a)	1,800	348,858
		3,461,619
TOTAL COMMON STOCKS (Cost $98,958,054)		104,637,465
SHORT-TERM INVESTMENT — 1.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%(b)	2,223,730	2,223,730
TOTAL SHORT-TERM INVESTMENT (Cost $2,223,730)		2,223,730

TOTAL INVESTMENTS - 92.7% (Cost $101,181,784)		106,861,195
OTHER ASSETS IN EXCESS OF LIABILITIES - 7.3%		8,459,043
NET ASSETS - 100.0%		$115,320,238

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	Rate disclosed is the 7-day yield at June 30, 2025.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
The portfolio matures between August 29, 2025 and March 18, 2030, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents (65.7)% of net assets as of June 30, 2025:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	USFF +0.250%	Weekly	MS	09/13/29	2,459	$41,423	$47,852	$8,515
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/17/30	864	41,783	58,942	19,011
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,372	77,897	79,415	5,354
Dorman Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	340	39,235	41,708	4,211
Ford Motor Co.	USFF +0.250%	Weekly	MS	01/17/30	6,692	61,131	72,608	16,436
Garrett Motion, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,380	14,051	14,504	1,074
General Motors Co.	USFF +0.250%	Weekly	MS	07/11/28	3,092	148,392	152,157	11,653
Gentex Corp.	USFF +0.250%	Weekly	MS	09/13/29	2,466	62,803	54,227	(5,652)
Harley-Davidson, Inc.	USFF +0.250%	Weekly	MS	01/17/30	66	1,553	1,558	76
LCI Industries	USFF +0.250%	Weekly	MS	01/12/29	467	46,141	42,586	(374)
Phinia, Inc.	USFF +0.250%	Weekly	MS	09/13/29	491	22,452	21,845	736
Visteon Corp.	USFF +0.250%	Weekly	MS	09/13/29	1,167	90,624	108,881	22,379
					21,856	647,485	696,283	83,419
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	295	39,930	44,911	8,855
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	09/17/29	1,331	84,557	87,274	6,645
Alamo Group, Inc.	USFF +0.250%	Weekly	MS	09/13/29	280	50,700	61,146	13,042
Allegion PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	797	110,029	114,864	10,185
Allient, Inc.	USFF +0.250%	Weekly	MS	01/17/30	34	1,182	1,235	101
Allison Transmission Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	809	75,455	76,847	4,738
American Woodmark Corp.	USFF +0.250%	Weekly	MS	01/17/30	47	2,424	2,508	188
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/12/29	656	115,133	118,710	9,198
Argan, Inc.	USFF +0.250%	Weekly	MS	01/17/30	40	8,635	8,819	564
Astec Industries, Inc.	USFF +0.250%	Weekly	MS	07/06/26	277	10,164	11,548	1,849
Astronics Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,511	41,773	50,588	10,666
Axon Enterprise, Inc.	USFF +0.250%	Weekly	MS	01/17/30	70	51,459	57,956	10,111
Carrier Global Corp.	USFF +0.250%	Weekly	MS	01/17/30	388	27,690	28,398	2,253
Chart Industries, Inc.	USFF +0.250%	Weekly	MS	01/17/30	8	1,150	1,317	276
Core & Main, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	45	2,706	2,716	126
Cummins, Inc.	USFF +0.250%	Weekly	MS	01/17/30	96	30,942	31,440	1,868
Deere & Co.	USFF +0.250%	Weekly	MS	03/12/29	115	44,076	58,476	16,907
DNOW, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,450	19,511	21,504	2,902
Fastenal Co.	USFF +0.250%	Weekly	MS	01/17/30	282	11,671	11,844	789
Fortive Corp.	USFF +0.250%	Weekly	MS	01/17/30	34	1,812	1,772	(546)
Fortune Brands Innovations, Inc.	USFF +0.250%	Weekly	MS	01/17/30	648	32,216	33,359	2,792
Generac Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	510	54,291	73,037	22,773

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/17/30	336	$90,009	$97,998	$12,235
Gibraltar Industries, Inc.	USFF +0.250%	Weekly	MS	01/17/30	296	15,192	17,464	3,002
Graco, Inc.	USFF +0.250%	Weekly	MS	01/17/30	258	21,749	22,180	1,418
Hayward Holdings, Inc.	USFF +0.250%	Weekly	MS	03/12/29	4,668	65,977	64,418	1,366
HEICO Corp.	USFF +0.250%	Weekly	MS	01/17/30	17	4,996	5,576	997
Helios Technologies, Inc.	USFF +0.250%	Weekly	MS	07/06/26	623	25,324	20,790	(3,360)
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	07/06/26	1,493	43,347	29,965	(10,788)
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	70	15,659	16,302	1,358
IDEX Corp.	USFF +0.250%	Weekly	MS	01/17/30	12	2,108	2,107	89
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	07/08/27	926	229,440	228,954	13,058
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	01/17/30	397	29,185	33,022	5,137
Janus International Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	660	5,365	5,372	242
Kennametal, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,388	55,926	54,828	2,508
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	09/13/29	334	68,910	83,781	18,847
Leonardo DRS, Inc.	USFF +0.250%	Weekly	MS	01/17/30	963	40,247	44,760	6,486
Lindsay Corp.	USFF +0.250%	Weekly	MS	07/16/29	158	19,947	22,792	3,774
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	01/17/30	886	410,497	410,342	20,009
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,843	110,955	118,615	13,991
Mercury Systems, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,979	85,997	106,589	24,438
Microvast Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	13,369	41,951	48,529	8,437
Middleby Corp. (The)	USFF +0.250%	Weekly	MS	01/17/30	102	14,590	14,688	742
MRC Global, Inc.	USFF +0.250%	Weekly	MS	01/17/30	906	9,283	12,421	3,624
Mueller Water Products, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	4,946	112,444	118,902	11,799
MYR Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	189	32,166	34,294	3,553
NEXTracker, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	4,661	229,432	253,419	34,168
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	01/17/30	209	20,148	20,695	1,438
Owens Corning	USFF +0.250%	Weekly	MS	01/17/30	95	12,751	13,064	897
Primoris Services Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,293	128,541	178,716	56,981
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/11/28	81	27,873	30,624	3,988
REV Group, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,846	104,765	135,441	35,629
RTX Corp.	USFF +0.250%	Weekly	MS	01/17/30	64	9,292	9,345	462
Rush Enterprises, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	566	28,529	29,155	1,886

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Sensata Technologies Holding PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/17/30	6,219	$124,629	$187,254	$69,166
Shoals Technologies Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	1,384	6,435	5,882	(271)
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	371	111,956	115,448	10,750
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1	150	168	33
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	07/11/28	831	55,264	56,300	4,685
Stratasys Ltd. (Israel)	USFF +0.250%	Weekly	MS	01/17/30	15	171	172	5
Textron, Inc.	USFF -0.250%	Weekly	MS	01/07/27	676	45,538	54,276	10,769
Toro Co. (The)	USFF +0.250%	Weekly	MS	09/13/29	539	42,363	38,097	(1,955)
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,757	40,667	82,192	43,483
United Rentals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1	699	753	81
V2X, Inc.	USFF +0.250%	Weekly	MS	01/17/30	434	20,568	21,071	1,408
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	03/12/29	193	51,951	63,028	13,961
Watts Water Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	2	479	492	30
WillScot Holdings Corp.	USFF +0.250%	Weekly	MS	01/17/30	3,453	94,365	94,612	4,523
Worthington Enterprises, Inc.	USFF +0.250%	Weekly	MS	09/13/29	17	663	1,082	603
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	01/17/30	80	83,480	83,219	3,441
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	01/17/30	984	28,667	35,985	8,719
					75,314	3,638,146	4,025,448	574,124
Commercial & Professional Services
Alight, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	6,330	35,829	35,828	1,839
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	09/13/29	274	78,893	84,502	9,727
Brink's Co. (The)	USFF +0.250%	Weekly	MS	01/17/30	106	8,727	9,465	1,201
Cintas Corp.	USFF -0.250%	Weekly	MS	01/07/27	16	3,524	3,566	197
Concentrix Corp.	USFF +0.250%	Weekly	MS	01/17/30	38	2,012	2,008	82
Copart, Inc.	USFF +0.250%	Weekly	MS	01/17/30	711	35,178	34,889	1,269
CSG Systems International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	617	39,135	40,296	3,070
Driven Brands Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	930	16,382	16,331	672
Dun & Bradstreet Holdings, Inc.	USFF +0.250%	Weekly	MS	03/12/29	256	2,306	2,327	160
Equifax, Inc.	USFF +0.250%	Weekly	MS	01/17/30	79	20,249	20,490	1,136
Exponent, Inc.	USFF +0.250%	Weekly	MS	01/17/30	397	30,433	29,660	655

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
GFL Environmental, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	1,527	$74,953	$77,052	$5,451
Healthcare Services Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	653	8,791	9,815	1,410
HNI Corp.	USFF +0.250%	Weekly	MS	01/17/30	74	3,468	3,639	321
Huron Consulting Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	719	99,848	98,891	3,473
Innodata, Inc.	USFF +0.250%	Weekly	MS	01/17/30	374	11,033	19,156	9,746
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	09/13/29	334	37,178	43,904	8,664
KBR, Inc.	USFF +0.250%	Weekly	MS	01/17/30	848	42,804	40,653	(166)
Korn Ferry	USFF +0.250%	Weekly	MS	01/17/30	865	53,178	63,430	12,649
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	151	23,060	23,822	1,836
Paycom Software, Inc.	USFF +0.250%	Weekly	MS	01/17/30	128	29,732	29,619	1,203
Pitney Bowes, Inc.	USFF +0.250%	Weekly	MS	09/13/29	6,866	54,807	74,908	23,198
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/17/30	89	21,817	21,948	1,096
Robert Half, Inc.	USFF +0.250%	Weekly	MS	01/17/30	904	39,895	37,109	(502)
Rollins, Inc.	USFF +0.250%	Weekly	MS	01/17/30	91	5,118	5,134	287
Steelcase, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	755	8,606	7,875	(117)
UniFirst Corp.	USFF +0.250%	Weekly	MS	03/12/29	417	72,651	78,488	9,303
Upwork, Inc.	USFF +0.250%	Weekly	MS	09/13/29	14,971	219,424	201,210	(8,477)
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,201	110,779	121,241	15,672
Verisk Analytics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	83	25,409	25,855	1,582
Waste Connections, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	1	186	187	5
					40,805	1,215,405	1,263,298	106,642
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF +0.250%	Weekly	MS	01/17/30	981	74,063	81,276	13,024
Advance Auto Parts, Inc.	USFF +0.250%	Weekly	MS	01/17/30	12,624	476,942	586,890	131,760
AutoZone, Inc.	USFF +0.250%	Weekly	MS	01/17/30	16	57,854	59,396	4,106
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,411	65,232	72,234	11,222
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	51	3,554	3,424	204
Buckle, Inc. (The)	USFF +0.250%	Weekly	MS	01/17/30	1,015	34,642	46,030	13,427
Build-A-Bear Workshop, Inc.	USFF +0.250%	Weekly	MS	01/17/30	307	15,210	15,829	1,369
Dillard's, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	135	44,963	56,407	13,470
eBay, Inc.	USFF +0.250%	Weekly	MS	01/17/30	541	40,410	40,283	1,663
Five Below, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,588	199,436	208,314	17,728
GigaCloud Technology, Inc., Class A (Cayman Islands)	USFF +0.250%	Weekly	MS	01/17/30	988	11,902	19,543	8,726

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/17/30	32	$11,711	$11,732	$562
LKQ Corp.	USFF +0.250%	Weekly	MS	01/17/30	285	11,222	10,548	(180)
Macy's, Inc.	USFF +0.250%	Weekly	MS	01/17/30	8,762	95,307	102,165	12,121
O'Reilly Automotive, Inc.	USFF +0.250%	Weekly	MS	01/17/30	21	1,887	1,893	85
Petco Health & Wellness Co., Inc.	USFF +0.250%	Weekly	MS	09/13/29	23,595	81,743	66,774	(11,344)
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/12/29	733	94,261	93,516	3,436
Sally Beauty Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	8,596	89,443	79,599	(5,894)
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/17/30	1,000	52,890	79,550	30,524
Sonic Automotive, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	31	2,111	2,478	480
ThredUp, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	2,396	18,331	17,946	425
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/17/30	694	87,806	85,702	1,799
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/17/30	138	50,185	64,559	16,899
Wayfair, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	22	797	1,125	463
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	03/12/29	383	51,573	62,571	13,405
Winmark Corp.	USFF +0.250%	Weekly	MS	01/17/30	6	2,257	2,266	105
					67,351	1,675,732	1,872,050	279,585
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF +0.250%	Weekly	MS	09/13/29	114	7,007	8,301	1,745
Canada Goose Holdings, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	928	10,778	10,384	81
Carter's, Inc.	USFF +0.250%	Weekly	MS	01/17/30	381	11,885	11,480	162
Cavco Industries, Inc.	USFF +0.250%	Weekly	MS	01/17/30	145	65,852	62,992	(275)
Champion Homes, Inc.	USFF +0.250%	Weekly	MS	01/17/30	361	29,118	22,602	(5,266)
Cricut, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	8	53	54	—
Crocs, Inc.	USFF +0.250%	Weekly	MS	01/17/30	931	93,790	94,292	4,147
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,873	311,066	296,120	(1,140)
G-III Apparel Group Ltd.	USFF +0.250%	Weekly	MS	01/17/30	861	20,603	19,286	(406)
Hanesbrands, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,312	10,473	10,589	577
Hasbro, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,162	122,418	159,599	47,109
Kontoor Brands, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,238	92,319	81,671	(5,801)
La-Z-Boy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	130	4,908	4,832	138
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	09/13/29	6,819	62,423	60,825	1,656
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	01/17/30	71	16,264	16,868	1,323
Mattel, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,800	85,075	114,376	33,234

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
NVR, Inc.	USFF +0.250%	Weekly	MS	09/13/29	7	$52,259	$51,700	$1,757
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	15,517	75,303	107,688	35,734
Polaris, Inc.	USFF +0.250%	Weekly	MS	01/17/30	24	974	976	41
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	07/11/28	245	46,222	67,199	23,667
Sonos, Inc.	USFF +0.250%	Weekly	MS	01/17/30	159	1,709	1,719	81
Steven Madden Ltd.	USFF +0.250%	Weekly	MS	01/17/30	721	17,161	17,290	889
Wolverine World Wide, Inc.	USFF +0.250%	Weekly	MS	09/13/29	4,197	93,105	75,882	(12,646)
YETI Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,862	54,816	58,690	6,304
					47,866	1,285,581	1,355,415	133,111
Consumer Services
ADT, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,084	25,393	26,121	1,893
Adtalem Global Education, Inc.	USFF +0.250%	Weekly	MS	01/17/30	85	10,215	10,815	1,078
BJ's Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/17/30	750	24,620	33,450	9,919
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	39	192,234	225,780	42,605
Cava Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	71	5,299	5,980	2,377
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/17/30	406	88,955	88,496	3,486
Domino's Pizza, Inc.	USFF +0.250%	Weekly	MS	01/17/30	68	30,618	30,641	1,500
DraftKings, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	3,818	154,941	163,754	15,688
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	25	4,227	4,217	174
Graham Holdings Co., Class B	USFF +0.250%	Weekly	MS	01/17/30	36	32,434	34,062	3,227
Life Time Group Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	643	17,728	19,502	2,579
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	123	32,692	33,605	2,360
McDonald's Corp.	USFF +0.250%	Weekly	MS	09/13/29	948	275,145	276,977	15,411
Pursuit Attractions and Hospitality, Inc.	USFF +0.250%	Weekly	MS	01/17/30	534	16,251	15,395	(138)
Restaurant Brands International, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	33	2,179	2,188	101
Royal Caribbean Cruises Ltd. (Liberia)	USFF +0.250%	Weekly	MS	01/17/30	63	19,180	19,728	1,398
Sabre Corp.	USFF +0.250%	Weekly	MS	01/17/30	3,278	8,675	10,358	2,064
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4	335	341	17
Wendy's Co. (The)	USFF +0.250%	Weekly	MS	01/17/30	2,951	33,328	33,700	2,069
Wyndham Hotels & Resorts, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,165	95,069	94,610	4,040

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	01/17/30	98	$8,714	$9,180	$848
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	03/12/29	578	76,226	85,648	13,664
					18,800	1,154,458	1,224,548	126,360
Consumer Staples Distribution & Retail
Casey's General Stores, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2	1,007	1,021	54
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	01/17/30	115	111,797	113,843	7,153
Dollar General Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,876	166,727	214,577	55,411
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,951	135,384	193,227	63,934
Maplebear, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,548	158,632	160,512	8,918
Natural Grocers by Vitamin Cottage, Inc.	USFF +0.250%	Weekly	MS	01/17/30	164	7,675	6,437	(893)
PriceSmart, Inc.	USFF +0.250%	Weekly	MS	09/13/29	480	43,767	50,419	8,763
Sprouts Farmers Market, Inc.	USFF +0.250%	Weekly	MS	01/17/30	97	15,505	15,970	1,150
Sysco Corp.	USFF +0.250%	Weekly	MS	01/17/30	14	1,024	1,060	93
Target Corp.	USFF +0.250%	Weekly	MS	01/17/30	164	15,922	16,179	966
United Natural Foods, Inc.	USFF +0.250%	Weekly	MS	09/13/29	5,991	158,209	139,650	(11,539)
US Foods Holding Corp.	USFF +0.250%	Weekly	MS	01/17/30	204	15,574	15,710	823
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/17/30	245	23,362	23,956	1,796
					14,851	854,585	952,561	136,629
Energy
Baker Hughes Co.	USFF +0.250%	Weekly	MS	01/17/30	727	26,824	27,873	2,364
Baytex Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	19,548	32,012	34,991	4,771
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	1,409	44,150	44,243	3,654
Cenovus Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	364	4,964	4,950	598
Chevron Corp.	USFF +0.250%	Weekly	MS	03/12/29	2,649	361,218	379,310	39,273
Civitas Resources, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,883	139,266	134,380	3,184
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/17/30	283	3,121	3,059	73
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,118	120,905	133,724	19,558
EQT Corp.	USFF +0.250%	Weekly	MS	01/17/30	684	38,243	39,891	3,342
Excelerate Energy, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	441	13,052	12,930	458
FLEX LNG Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/17/30	6	132	132	2
Hallador Energy Co.	USFF +0.250%	Weekly	MS	01/17/30	1,203	20,646	19,043	(690)
Halliburton Co.	USFF +0.250%	Weekly	MS	01/17/30	3,812	82,176	77,689	(343)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	01/17/30	982	$27,282	$28,871	$2,796
Magnolia Oil & Gas Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	4,128	82,555	92,797	14,630
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,424	48,816	54,540	8,747
NOV, Inc.	USFF +0.250%	Weekly	MS	09/13/29	13,113	193,320	162,995	(17,389)
NPK International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	111	955	945	28
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	01/17/30	885	36,995	37,179	2,004
Peabody Energy Corp.	USFF +0.250%	Weekly	MS	01/17/30	5,627	73,922	75,514	4,870
Permian Resources Corp.	USFF +0.250%	Weekly	MS	01/17/30	8,339	107,749	113,577	11,759
Phillips 66	USFF +0.250%	Weekly	MS	01/17/30	4	450	477	51
RPC, Inc.	USFF +0.250%	Weekly	MS	01/17/30	175	829	828	32
Schlumberger NV (Curacao)	USFF +0.250%	Weekly	MS	01/17/30	673	22,602	22,747	1,162
Talos Energy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,860	32,903	32,733	1,286
TC Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	1,477	72,210	72,063	2,990
Texas Pacific Land Corp.	USFF +0.250%	Weekly	MS	01/17/30	33	35,621	34,861	817
Tidewater, Inc.	USFF +0.250%	Weekly	MS	01/17/30	930	33,141	42,901	11,321
Transocean Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/17/30	468	1,003	1,212	317
Valaris Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/17/30	1,428	54,346	60,133	8,196
Valero Energy Corp.	USFF +0.250%	Weekly	MS	01/17/30	53	7,213	7,124	228
Vital Energy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,168	23,410	18,793	(3,582)
World Kinect Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,272	58,116	64,411	9,289
					85,277	1,800,147	1,836,916	135,796
Financial Services
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/29/25	181	51,335	87,924	38,864
Blackrock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	33	23,433	34,625	12,741
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	148	32,656	34,515	3,362
CME Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	281	75,539	77,449	5,441
Coinbase Global, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	11	3,367	3,855	634
Corpay, Inc.	USFF +0.250%	Weekly	MS	09/13/29	723	246,724	239,906	4,131
Euronet Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/17/30	162	16,394	16,424	753
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	60	25,384	26,837	2,893
Fiserv, Inc.	USFF +0.250%	Weekly	MS	01/17/30	201	34,520	34,654	1,663
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	07/08/27	863	19,060	20,583	5,350
Global Payments, Inc.	USFF +0.250%	Weekly	MS	01/17/30	824	55,188	65,953	13,472

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	01/17/30	861	$133,605	$157,968	$30,703
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	298	156,394	167,458	17,943
Paymentus Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	739	26,369	24,202	(1,000)
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,866	194,524	213,001	27,109
Remitly Global, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,271	88,670	80,167	(4,571)
S&P Global, Inc.	USFF +0.250%	Weekly	MS	01/17/30	20	10,051	10,546	937
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	233	23,381	22,485	3,658
Toast, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	2,331	98,750	103,240	8,951
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	116	38,708	41,186	4,313
Western Union Co. (The)	USFF +0.250%	Weekly	MS	01/17/30	4,834	43,422	40,702	(98)
					20,056	1,397,474	1,503,680	177,249
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,874	198,422	227,133	48,871
Boston Beer Co., Inc. (The), Class A	USFF +0.250%	Weekly	MS	09/13/29	151	37,144	28,812	(6,686)
Brown-Forman Corp., Class B	USFF +0.250%	Weekly	MS	01/17/30	752	23,260	20,236	(1,779)
Cal-Maine Foods, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,220	110,656	121,549	21,086
Campbell's Company (The)	USFF +0.250%	Weekly	MS	01/17/30	5,200	174,247	159,380	(6,851)
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	01/17/30	339	23,388	23,984	1,807
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	09/13/29	19,673	476,528	402,706	(47,946)
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	345	63,036	56,125	(3,899)
Fresh Del Monte Produce, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/17/30	254	8,299	8,235	301
General Mills, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,543	151,730	131,753	(11,845)
Ingredion, Inc.	USFF +0.250%	Weekly	MS	01/17/30	31	4,177	4,204	209
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	01/17/30	4	382	393	28
Kellanova	USFF +0.250%	Weekly	MS	01/17/30	219	17,887	17,417	406
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,569	196,351	184,111	(2,246)
Lamb Weston Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	605	31,447	31,369	1,306
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	08/29/25	876	49,120	42,127	(3,746)
Monster Beverage Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,722	107,407	107,866	5,224
National Beverage Corp.	USFF +0.250%	Weekly	MS	01/17/30	27	1,167	1,167	49
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,729	246,536	228,297	(2,836)
Pilgrim's Pride Corp.	USFF +0.250%	Weekly	MS	01/17/30	735	33,660	33,060	891

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Seneca Foods Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	2	$182	$203	$25
SunOpta, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	427	2,535	2,477	50
Universal Corp.	USFF +0.250%	Weekly	MS	01/17/30	189	11,296	11,007	209
					46,486	1,968,857	1,843,611	(7,372)
Health Care Equipment & Services
Amedisys, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,042	95,135	102,522	11,708
AMN Healthcare Services, Inc.	USFF +0.250%	Weekly	MS	01/17/30	770	13,948	15,916	2,583
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,674	24,210	20,490	(2,650)
Baxter International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,684	51,039	50,992	2,297
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	01/17/30	446	76,858	76,824	3,804
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	01/17/30	245	37,688	41,160	5,141
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/17/30	177	51,169	53,073	4,201
Centene Corp.	USFF +0.250%	Weekly	MS	09/13/29	1,428	83,339	77,512	(2,131)
Cigna Group (The)	USFF +0.250%	Weekly	MS	09/13/29	423	115,334	139,835	31,678
CONMED Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,045	58,590	54,424	(1,413)
CorVel Corp.	USFF +0.250%	Weekly	MS	01/17/30	181	19,559	18,603	(92)
DaVita, Inc.	USFF +0.250%	Weekly	MS	01/17/30	410	56,280	58,405	4,678
Edwards Lifesciences Corp.	USFF +0.250%	Weekly	MS	01/17/30	356	24,519	27,843	9,012
Encompass Health Corp.	USFF +0.250%	Weekly	MS	01/10/28	151	18,208	18,517	1,060
Envista Holdings Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,342	35,332	45,763	12,387
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	875	52,154	64,811	15,063
Globus Medical, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	1,952	149,182	115,207	(28,592)
Haemonetics Corp.	USFF +0.250%	Weekly	MS	01/17/30	91	6,343	6,790	724
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/17/30	56	21,123	21,454	1,301
HealthEquity, Inc.	USFF +0.250%	Weekly	MS	01/17/30	222	23,261	23,257	1,024
ICU Medical, Inc.	USFF +0.250%	Weekly	MS	01/17/30	353	46,463	46,649	2,245
iRhythm Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	164	24,153	25,249	2,165
LifeStance Health Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,056	13,463	10,630	(2,240)
LivaNova PLC (United Kingdom)	USFF +0.250%	Weekly	MS	03/12/29	622	23,432	28,002	5,601
McKesson Corp.	USFF +0.250%	Weekly	MS	01/17/30	47	33,436	34,441	2,508
Merit Medical Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	115	10,822	10,750	405
Omnicell, Inc.	USFF +0.250%	Weekly	MS	03/12/29	2	51	59	14
Pediatrix Medical Group, Inc.	USFF +0.250%	Weekly	MS	03/12/29	3,667	48,554	52,621	6,219

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Penumbra, Inc.	USFF +0.250%	Weekly	MS	01/17/30	563	$145,522	$144,483	$5,417
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	618	13,874	14,214	953
Progyny, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,042	22,200	22,924	1,705
Quest Diagnostics, Inc.	USFF +0.250%	Weekly	MS	01/17/30	144	24,753	25,867	2,209
QuidelOrtho Corp.	USFF +0.250%	Weekly	MS	07/06/26	3,934	118,964	113,378	(309)
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/12/29	391	80,410	100,878	26,688
Select Medical Holdings Corp.	USFF +0.250%	Weekly	MS	09/13/29	4,391	81,849	66,655	(11,077)
Solventum Corp.	USFF +0.250%	Weekly	MS	01/17/30	32	2,399	2,427	130
STERIS PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	164	39,108	39,396	2,020
Tandem Diabetes Care, Inc.	USFF +0.250%	Weekly	MS	01/17/30	150	3,289	2,796	(351)
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	252	88,097	78,616	(5,011)
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	35	5,990	6,340	511
Waystar Holding Corp.	USFF +0.250%	Weekly	MS	01/17/30	3,812	149,141	155,796	13,273
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	286	26,364	26,086	957
					38,410	2,015,605	2,041,655	125,815
Household & Personal Products
Central Garden & Pet Co., Class A	USFF +0.250%	Weekly	MS	09/13/29	217	6,412	6,790	678
Clorox Co. (The)	USFF +0.250%	Weekly	MS	01/17/30	1,097	146,124	131,717	(7,450)
Coty, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	1,221	5,661	5,678	264
elf Beauty, Inc.	USFF +0.250%	Weekly	MS	01/17/30	222	25,931	27,626	5,008
Interparfums, Inc.	USFF +0.250%	Weekly	MS	01/17/30	13	1,712	1,707	67
Kenvue, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,525	120,454	115,638	528
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,157	149,392	149,160	10,564
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	09/13/29	519	84,720	82,687	2,512
					9,971	540,406	521,003	12,171
Materials
Agnico Eagle Mines Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	130	15,367	15,461	772
Alpha Metallurgical Resources, Inc.	USFF +0.250%	Weekly	MS	01/17/30	60	6,407	6,749	678
Amcor PLC (Jersey)	USFF +0.250%	Weekly	MS	01/17/30	6,010	55,075	55,232	2,904
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/17/30	149	26,734	26,145	716
Avient Corp.	USFF +0.250%	Weekly	MS	01/17/30	70	2,297	2,262	63
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	382	34,818	35,144	1,868

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Compass Minerals International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,156	$22,480	$23,224	$1,752
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,580	147,314	176,962	37,616
Element Solutions, Inc.	USFF +0.250%	Weekly	MS	01/17/30	10,334	200,528	234,065	43,458
Fortuna Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	5,011	32,672	32,772	1,547
IAMGOLD Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	311	1,946	2,286	422
Ingevity Corp.	USFF +0.250%	Weekly	MS	09/13/29	853	35,118	36,756	3,193
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	10,067	143,894	157,347	20,025
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/05/26	257	112,052	120,579	15,251
Methanex Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	955	32,386	31,611	765
NewMarket Corp.	USFF +0.250%	Weekly	MS	08/29/25	110	58,633	75,995	21,511
Packaging Corp. of America	USFF +0.250%	Weekly	MS	01/17/30	10	1,884	1,885	80
Pan American Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	3,004	69,637	85,314	18,962
Perimeter Solutions, Inc.	USFF +0.250%	Weekly	MS	01/17/30	315	3,705	4,385	888
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,057	118,841	120,234	8,102
PureCycle Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	790	10,360	10,823	919
Quaker Chemical Corp.	USFF +0.250%	Weekly	MS	01/17/30	137	13,752	15,336	2,232
Royal Gold, Inc.	USFF +0.250%	Weekly	MS	01/17/30	43	7,558	7,647	421
Sealed Air Corp.	USFF -0.250%	Weekly	MS	01/10/28	2,926	92,081	90,794	2,980
Sherwin-Williams Co. (The)	USFF +0.250%	Weekly	MS	01/17/30	168	56,102	57,684	4,116
SunCoke Energy, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,909	28,797	24,988	(1,989)
Teck Resources Ltd., Class B (Canada)	USFF +0.250%	Weekly	MS	01/17/30	3,764	121,361	151,990	36,958
United States Lime & Minerals, Inc.	USFF +0.250%	Weekly	MS	09/13/29	391	43,949	39,022	(2,938)
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	01/17/30	72	19,391	18,779	268
Wheaton Precious Metals Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	790	60,350	70,942	13,360
					54,811	1,575,489	1,732,413	236,900
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	964	158,217	169,886	19,346
Angi, Inc.	USFF +0.250%	Weekly	MS	01/17/30	608	9,358	9,278	332
Cable One, Inc.	USFF +0.250%	Weekly	MS	09/13/29	198	58,650	26,890	(28,576)
Cargurus, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,456	77,536	82,202	8,174

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	87	$33,665	$35,566	$3,477
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	154	4,644	4,648	207
Clear Channel Outdoor Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	247	283	289	14
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	7,088	254,945	252,971	12,274
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	09/13/29	810	100,689	129,357	33,462
EverQuote, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,749	35,221	42,291	8,646
Fox Corp., Class A	USFF +0.250%	Weekly	MS	03/12/29	847	35,257	47,466	14,360
IAC, Inc.	USFF +0.250%	Weekly	MS	01/17/30	6,179	213,039	230,724	27,131
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/17/30	1,894	43,466	46,365	5,065
John Wiley & Sons, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	693	29,471	30,929	3,002
Madison Square Garden Entertainment Corp.	USFF +0.250%	Weekly	MS	01/17/30	752	26,035	30,057	5,175
Match Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	234	7,183	7,228	360
MediaAlpha, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	23	248	252	11
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	1	740	738	27
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/17/30	26	30,888	34,817	5,427
Nexstar Media Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	172	25,504	29,747	5,691
Nexxen International Ltd. (Israel)	USFF +0.250%	Weekly	MS	01/17/30	114	1,186	1,187	50
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,126	84,556	81,004	1,518
QuinStreet, Inc.	USFF +0.250%	Weekly	MS	01/17/30	418	6,431	6,730	580
ROBLOX Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	213	17,625	22,408	5,562
Rumble, Inc.	USFF +0.250%	Weekly	MS	01/17/30	87	798	781	15
Shutterstock, Inc.	USFF +0.250%	Weekly	MS	01/17/30	68	1,202	1,289	144
TEGNA, Inc.	USFF +0.250%	Weekly	MS	09/13/29	3,216	57,394	53,900	(161)
Trade Desk, Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/17/30	1,230	85,709	88,548	6,730
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	01/17/30	504	54,710	62,501	10,460
Warner Bros Discovery, Inc.	USFF +0.250%	Weekly	MS	01/17/30	90	807	1,031	335
Yelp, Inc.	USFF +0.250%	Weekly	MS	03/12/29	2,109	77,262	72,275	(1,560)
Ziff Davis, Inc.	USFF +0.250%	Weekly	MS	01/17/30	732	22,515	22,158	638
					35,089	1,555,234	1,625,513	147,916

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	462	$5,412	$5,350	$174
AbbVie, Inc.	USFF +0.250%	Weekly	MS	01/17/30	11	2,040	2,042	89
Adaptive Biotechnologies Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,136	22,754	24,884	3,136
Alkermes PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	1,212	35,795	34,675	465
Amneal Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	415	2,983	3,357	588
Arrowhead Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,555	25,052	24,569	626
Azenta, Inc.	USFF +0.250%	Weekly	MS	01/17/30	352	10,633	10,835	670
BioCryst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,660	46,951	41,754	(3,116)
BioLife Solutions, Inc.	USFF +0.250%	Weekly	MS	01/17/30	833	18,342	17,943	411
BioMarin Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,052	234,211	222,738	(1,349)
Bio-Rad Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	105	23,210	25,339	3,843
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/17/30	1,549	74,893	71,703	131
Bruker Corp.	USFF +0.250%	Weekly	MS	01/17/30	260	9,206	10,712	2,729
Catalyst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	728	16,761	15,798	(224)
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	664	68,159	100,749	36,438
Exelixis, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,021	42,347	45,001	5,734
Halozyme Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/17/30	512	27,078	26,634	755
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,532	45,109	48,411	5,301
Innoviva, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,487	26,973	29,874	4,094
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	727	103,431	114,568	15,725
Kiniksa Pharmaceuticals International PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/17/30	47	1,325	1,300	22
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,706	132,651	135,047	9,664
Personalis, Inc.	USFF +0.250%	Weekly	MS	01/17/30	32	211	210	4
Pfizer, Inc.	USFF +0.250%	Weekly	MS	01/17/30	276	5,886	6,690	1,021

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Prestige Consumer Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/17/30	179	$14,759	$14,293	$185
PTC Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/17/30	247	11,958	12,063	632
Repligen Corp.	USFF +0.250%	Weekly	MS	01/17/30	41	4,881	5,100	431
Revvity, Inc.	USFF +0.250%	Weekly	MS	01/17/30	252	22,637	24,373	2,811
Sotera Health Co.	USFF +0.250%	Weekly	MS	01/17/30	36	404	400	11
Supernus Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	03/12/29	170	5,258	5,358	330
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/17/30	708	302,765	287,066	(1,958)
Viatris, Inc.	USFF +0.250%	Weekly	MS	09/13/29	6,222	69,511	55,562	(9,368)
Zoetis, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,055	165,330	164,527	6,533
					35,244	1,578,916	1,588,925	86,538
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	1,933	43,979	50,065	8,105
Analog Devices, Inc.	USFF +0.250%	Weekly	MS	01/17/30	480	106,435	114,250	12,992
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/17/30	3,643	286,286	337,305	63,725
Enphase Energy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,582	56,969	62,726	8,282
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	09/13/29	5,271	179,827	201,352	29,504
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	03/12/29	3,908	436,306	481,661	64,794
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	89	44,734	65,093	22,479
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,230	166,346	194,328	35,376
Onto Innovation, Inc.	USFF -0.250%	Weekly	MS	01/07/27	496	47,603	50,061	4,648
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	809	13,479	15,233	2,416
Power Integrations, Inc.	USFF +0.250%	Weekly	MS	01/17/30	756	39,416	42,260	4,704
Qorvo, Inc.	USFF +0.250%	Weekly	MS	01/17/30	8	644	679	70
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	01/17/30	691	105,747	110,049	9,099
Semtech Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,060	52,625	92,988	45,219
Silicon Laboratories, Inc.	USFF +0.250%	Weekly	MS	01/17/30	557	71,880	82,080	13,385
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,179	63,255	87,859	28,272
					24,692	1,715,531	1,987,989	353,070
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	328	95,852	98,036	6,435

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
ACI Worldwide, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,346	$120,211	$107,705	$(7,621)
Adobe, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,198	439,744	463,482	43,256
Alarm.com Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	768	39,030	43,446	6,225
Amdocs Ltd. (Guernsey)	USFF +0.250%	Weekly	MS	01/17/30	338	30,878	30,839	1,489
ANSYS, Inc.	USFF +0.250%	Weekly	MS	01/17/30	20	6,772	7,024	549
Appian Corp., Class A	USFF +0.250%	Weekly	MS	09/13/29	1,059	34,813	31,622	(1,650)
AvePoint, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,840	50,486	54,840	6,582
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	01/17/30	216	13,433	13,869	1,031
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	5,920	27,964	27,114	387
BlackLine, Inc.	USFF +0.250%	Weekly	MS	01/17/30	275	14,941	15,571	1,288
C3.ai, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	3,767	101,029	92,555	(3,993)
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	167	47,689	51,461	5,886
CGI, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	38	3,956	3,984	199
Clearwater Analytics Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	11,210	270,486	245,835	(12,646)
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	2	863	1,019	190
Dolby Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	322	24,042	23,912	934
Dropbox, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	1,027	29,000	29,372	1,656
D-Wave Quantum, Inc.	USFF +0.250%	Weekly	MS	01/17/30	459	5,058	6,720	1,882
DXC Technology Co.	USFF +0.250%	Weekly	MS	01/17/30	117	1,619	1,789	381
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,080	222,133	190,966	(21,310)
Fortinet, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,041	76,718	110,055	37,291
Gartner, Inc.	USFF +0.250%	Weekly	MS	09/13/29	427	178,316	172,602	2,198
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/10/28	8,505	231,735	250,047	31,784
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	7	1,230	1,260	381
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	01/17/30	758	188,575	178,471	(1,736)
Intuit, Inc.	USFF +0.250%	Weekly	MS	01/17/30	58	41,817	45,683	6,988
JFrog Ltd. (Israel)	USFF +0.250%	Weekly	MS	01/17/30	21	923	921	36
Kyndryl Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,209	126,784	134,650	13,589
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,686	46,965	55,705	10,821
Microsoft Corp.	USFF +0.250%	Weekly	MS	01/17/30	37	18,411	18,404	812
MongoDB, Inc.	USFF +0.250%	Weekly	MS	01/17/30	779	161,940	163,582	8,828
NextNav, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,956	22,547	29,731	8,182
Okta, Inc.	USFF +0.250%	Weekly	MS	01/17/30	32	3,164	3,199	176
OneSpan, Inc.	USFF +0.250%	Weekly	MS	01/17/30	571	8,240	9,530	1,715

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	243	$34,350	$33,126	$297
Pegasystems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,115	49,805	60,355	13,487
PTC, Inc.	USFF -0.250%	Weekly	MS	09/17/29	124	20,825	21,370	1,466
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	757	67,601	70,848	6,244
RingCentral, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	1,727	46,122	48,960	4,884
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	66	37,722	37,411	1,360
Rubrik, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	440	29,802	39,420	11,116
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	515	471,202	529,461	80,399
Snowflake, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	326	70,387	72,949	5,683
Teradata Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,072	23,443	23,916	1,508
Twilio, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	57	6,664	7,089	717
Varonis Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	364	18,233	18,473	1,046
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/17/30	307	75,236	88,662	16,960
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	845	5,541	7,183	1,884
Zoom Communications, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,022	158,934	157,676	5,793
					62,564	3,803,231	3,931,900	305,059
Technology Hardware & Equipment
ADTRAN Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,268	9,506	11,374	2,337
Aeva Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,094	73,934	116,922	46,267
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	695	65,512	68,631	6,115
Apple, Inc.	USFF +0.250%	Weekly	MS	09/13/29	4,707	952,481	965,735	57,102
Calix, Inc.	USFF +0.250%	Weekly	MS	01/17/30	23	1,223	1,223	51
CDW Corp.	USFF +0.250%	Weekly	MS	01/17/30	226	33,431	40,361	8,552
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,379	83,851	95,675	15,543
CommScope Holding Co., Inc.	USFF +0.250%	Weekly	MS	01/17/30	11,407	70,835	94,450	26,756
CompoSecure, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	2,767	37,024	38,987	3,603
ePlus, Inc.	USFF +0.250%	Weekly	MS	09/13/29	594	38,799	42,827	5,747
Harmonic, Inc.	USFF +0.250%	Weekly	MS	01/17/30	894	8,288	8,466	543
HP, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,756	41,455	42,952	3,910
IPG Photonics Corp.	USFF +0.250%	Weekly	MS	01/17/30	430	22,564	29,520	8,160
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/17/30	71	11,866	15,485	4,143
Juniper Networks, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,844	64,885	73,631	12,166
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	370	58,823	60,628	4,447
Knowles Corp.	USFF +0.250%	Weekly	MS	09/13/29	571	8,936	10,061	1,515
Littelfuse, Inc.	USFF +0.250%	Weekly	MS	01/17/30	224	34,860	50,788	17,808

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/17/30	70	$29,050	$29,432	$1,723
NetApp, Inc.	USFF +0.250%	Weekly	MS	01/17/30	15	1,528	1,598	214
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,062	22,923	26,348	4,439
nLight, Inc.	USFF +0.250%	Weekly	MS	01/17/30	316	5,589	6,219	875
Novanta, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	169	18,957	21,789	3,707
Ouster, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,987	38,915	48,185	10,994
PAR Technology Corp.	USFF +0.250%	Weekly	MS	09/13/29	61	3,930	4,232	472
Plexus Corp.	USFF +0.250%	Weekly	MS	03/12/29	429	60,337	58,048	349
Ralliant Corp.	USFF +0.250%	Weekly	MS	01/17/30	11	566	533	571
Rogers Corp.	USFF +0.250%	Weekly	MS	01/12/29	713	53,221	48,826	(2,036)
ScanSource, Inc.	USFF +0.250%	Weekly	MS	01/12/29	109	4,432	4,557	318
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	13	1,819	2,193	451
Viavi Solutions, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,498	24,396	25,155	1,849
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,094	75,916	133,995	63,453
Xerox Holdings Corp.	USFF +0.250%	Weekly	MS	01/17/30	150	788	791	33
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	17	3,680	5,242	1,815
					42,034	1,964,320	2,184,859	313,992
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,020	174,855	232,099	69,991
BCE, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	3,929	85,061	87,106	7,443
TELUS Corp. (Canada)	USFF +0.250%	Weekly	MS	09/13/29	1,157	18,328	18,581	1,638
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	990	209,956	235,877	37,765
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,743	228,340	248,500	36,229
					19,839	716,540	822,163	153,066
Transportation
Allegiant Travel Co.	USFF +0.250%	Weekly	MS	01/17/30	2,143	116,572	117,758	6,357
Canadian National Railway Co. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	449	46,605	46,714	1,774
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/17/30	349	32,903	33,487	2,040
CSX Corp.	USFF +0.250%	Weekly	MS	01/17/30	450	14,663	14,684	684
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	03/12/29	2,754	129,740	135,442	12,053
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	01/17/30	418	45,345	47,757	4,745
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	07/11/28	158	25,620	22,689	(1,518)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Lyft, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	2,167	$33,948	$34,152	$1,603
Matson, Inc.	USFF +0.250%	Weekly	MS	09/13/29	604	70,370	67,255	192
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	01/17/30	106	16,624	17,204	1,504
Ryder System, Inc.	USFF +0.250%	Weekly	MS	01/17/30	179	24,596	28,461	5,240
SkyWest, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3	289	309	35
Southwest Airlines Co.	USFF +0.250%	Weekly	MS	01/17/30	3,392	92,542	110,036	22,074
Sun Country Airlines Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,732	20,100	20,351	1,140
TFI International, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	57	4,959	5,111	391
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	03/12/29	912	58,185	85,090	29,484
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	153	33,629	35,202	3,309
United Airlines Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,100	71,464	87,593	20,394
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	538	54,114	54,306	3,530
Werner Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/17/30	7	182	192	14
					17,671	892,450	963,793	115,045
Utilities
Brookfield Infrastructure Corp., Class A (Canada)	USFF +0.250%	Weekly	MS	01/17/30	2,293	91,715	95,389	8,256
CenterPoint Energy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,453	53,857	53,383	1,922
Clearway Energy, Inc., Class C	USFF +0.250%	Weekly	MS	01/17/30	7	222	224	8
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,916	49,130	48,610	1,975
MGE Energy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	48	4,270	4,245	160
Middlesex Water Co.	USFF +0.250%	Weekly	MS	01/17/30	7	380	379	12
NiSource, Inc.	USFF +0.250%	Weekly	MS	01/17/30	408	16,000	16,459	1,165
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	761	87,108	122,201	41,192
Oklo, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,128	117,824	119,147	6,549
PPL Corp.	USFF +0.250%	Weekly	MS	01/17/30	579	19,721	19,622	902
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	107	8,484	9,007	949
Vistra Corp.	USFF +0.250%	Weekly	MS	09/13/29	61	6,749	11,822	7,115
					10,768	455,460	500,488	70,205

Total Reference Entity — Long						32,451,052	34,474,511	3,665,320

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Dana, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,535)	$(41,882)	$(43,475)	$(2,589)
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,127)	(177,361)	(107,054)	70,443
Gentherm, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(60)	(1,704)	(1,697)	(3)
Lucid Group, Inc.	USFF -9.232%	Weekly	MS	09/17/29	(32,541)	(69,519)	(68,662)	615
Magna International, Inc. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(8,754)	(322,934)	(337,992)	(16,172)
Modine Manufacturing Co.	USFF -0.250%	Weekly	MS	09/17/29	(1,966)	(218,767)	(193,651)	24,360
Patrick Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(880)	(85,119)	(81,198)	2,856
Standard Motor Products, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,137)	(30,726)	(34,929)	(4,567)
Winnebago Industries, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(4,235)	(138,169)	(122,815)	12,517
					(56,235)	(1,086,181)	(991,473)	87,460
Capital Goods
AAON, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(6,489)	(526,888)	(478,564)	45,966
AAR Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,869)	(313,459)	(334,939)	(22,780)
Acuity, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,730)	(441,053)	(516,128)	(82,891)
Advanced Drainage Systems, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,021)	(169,800)	(117,272)	53,386
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(438)	(79,871)	(124,808)	(53,458)
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(5,845)	(211,324)	(88,786)	121,697
Apogee Enterprises, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,264)	(53,403)	(51,318)	1,661
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,977)	(328,484)	(344,846)	(17,857)
Array Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(23,601)	(162,971)	(139,246)	22,950
ATI, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(915)	(55,250)	(79,001)	(23,999)
Atkore, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,399)	(158,185)	(169,249)	(12,693)
Atmus Filtration Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,790)	(74,668)	(65,192)	9,175
ATS Corp. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(994)	(28,986)	(31,689)	(2,894)
AZZ, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(319)	(31,189)	(30,139)	883
Blue Bird Corp.	USFF -0.250%	Weekly	MS	03/18/30	(92)	(3,961)	(3,971)	(27)
BlueLinx Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(69)	(5,048)	(5,132)	(106)
Boeing Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(273)	(52,570)	(57,202)	(4,816)
Boise Cascade Co.	USFF -0.250%	Weekly	MS	07/16/29	(2,785)	(266,344)	(241,794)	22,970
Builders FirstSource, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(7,248)	(830,846)	(845,769)	(17,781)
BWX Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,641)	(613,445)	(668,582)	(57,408)
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,802)	(66,187)	(57,394)	8,262
Caterpillar, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,099)	(774,794)	(814,853)	(42,725)
Centuri Holdings, Inc.	USFF -5.630%	Weekly	MS	03/18/30	(1,448)	(30,221)	(32,493)	(2,380)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Comfort Systems USA, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(311)	$(153,837)	$(166,761)	$(13,576)
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(1,071)	(104,959)	(113,826)	(9,895)
CSW Industrials, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(548)	(170,027)	(157,183)	12,324
Curtiss-Wright Corp.	USFF -0.250%	Weekly	MS	03/18/30	(185)	(63,248)	(90,382)	(27,399)
Donaldson Co., Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,863)	(198,865)	(198,549)	(887)
DXP Enterprises, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(869)	(75,395)	(76,168)	(1,036)
Dycom Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,354)	(504,920)	(575,294)	(75,858)
Eaton Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	03/18/30	(1,962)	(658,608)	(700,414)	(44,074)
EMCOR Group, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(87)	(45,631)	(46,535)	(1,043)
Emerson Electric Co.	USFF -0.250%	Weekly	MS	03/18/30	(1,184)	(141,561)	(157,863)	(16,782)
Enerpac Tool Group Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,243)	(57,180)	(50,416)	6,698
EnerSys	USFF -0.250%	Weekly	MS	07/16/29	(6,307)	(608,325)	(540,951)	61,959
Enovix Corp.	USFF -2.730%	Weekly	MS	07/16/29	(5,865)	(47,905)	(60,644)	(13,408)
Eos Energy Enterprises, Inc.	USFF -13.258%	Weekly	MS	09/17/29	(6,106)	(34,840)	(31,263)	3,601
Esab Corp.	USFF -0.250%	Weekly	MS	09/17/29	(649)	(80,095)	(78,237)	1,549
Everus Construction Group, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,324)	(65,119)	(84,114)	(19,257)
Federal Signal Corp.	USFF -0.250%	Weekly	MS	03/18/30	(2,880)	(251,792)	(306,490)	(55,786)
Ferguson Enterprises, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(849)	(168,082)	(184,870)	(19,788)
Flowserve Corp.	USFF -0.250%	Weekly	MS	09/17/29	(4,715)	(240,328)	(246,830)	(8,457)
Fluence Energy, Inc.	USFF -1.330%	Weekly	MS	09/17/29	(23,010)	(127,960)	(154,397)	(28,123)
Fluor Corp.	USFF -0.250%	Weekly	MS	03/18/30	(9,036)	(444,627)	(463,276)	(20,180)
Franklin Electric Co., Inc.	USFF -0.250%	Weekly	MS	03/18/30	(232)	(20,986)	(20,820)	90
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,260)	(179,446)	(193,486)	(17,830)
GMS, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,187)	(111,367)	(129,086)	(18,230)
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(502)	(94,030)	(66,108)	27,081
Hubbell, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,409)	(554,372)	(575,450)	(24,434)
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,395)	(1,231,133)	(1,302,677)	(87,008)
IES Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(718)	(182,352)	(212,693)	(31,212)
Intuitive Machines, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(4,393)	(51,076)	(47,752)	3,160
JBT Marel Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,258)	(150,922)	(151,287)	(888)
Kratos Defense & Security Solutions, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,010)	(105,312)	(139,814)	(34,868)
Limbach Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(790)	(72,056)	(110,679)	(39,495)
Masterbrand, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(9,885)	(135,458)	(108,043)	26,946
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(2,013)	(382,742)	(364,293)	15,815

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Mueller Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,219)	$(95,551)	$(96,874)	$(2,113)
National Presto Industries, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(25)	(2,398)	(2,449)	(63)
Nordson Corp.	USFF -0.250%	Weekly	MS	09/17/29	(2,159)	(470,058)	(462,825)	2,856
Northrop Grumman Corp.	USFF -0.250%	Weekly	MS	03/18/30	(443)	(231,155)	(221,491)	8,879
Oshkosh Corp.	USFF -0.250%	Weekly	MS	03/18/30	(3,237)	(358,156)	(367,529)	(10,608)
Powell Industries, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(32)	(6,794)	(6,734)	33
Preformed Line Products Co.	USFF -0.250%	Weekly	MS	03/18/30	(2)	(319)	(320)	(6)
Quanex Building Products Corp.	USFF -0.250%	Weekly	MS	09/17/29	(5,770)	(110,517)	(109,053)	455
RBC Bearings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(235)	(87,063)	(90,428)	(3,828)
Rocket Lab Corp.	USFF -0.250%	Weekly	MS	03/18/30	(2,083)	(50,234)	(74,509)	(29,982)
Simpson Manufacturing Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,650)	(302,996)	(256,261)	44,941
SiteOne Landscape Supply, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,915)	(488,593)	(473,480)	13,142
Spirit AeroSystems Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(9,975)	(360,076)	(380,546)	(21,721)
Standex International Corp.	USFF -0.250%	Weekly	MS	09/17/29	(710)	(116,779)	(111,101)	5,131
Stantec, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(289)	(24,905)	(31,409)	(6,935)
Symbotic, Inc.	USFF -4.830%	Weekly	MS	09/17/29	(3,650)	(105,607)	(141,802)	(37,855)
Terex Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,694)	(349,258)	(312,543)	31,934
Thermon Group Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(18)	(504)	(505)	(7)
Timken Co. (The)	USFF -0.250%	Weekly	MS	09/17/29	(1,251)	(98,621)	(90,760)	6,578
Transcat, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(504)	(48,625)	(43,324)	5,096
TransDigm Group, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(171)	(250,943)	(260,029)	(9,952)
Trex Co., Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,888)	(316,290)	(265,809)	49,389
Triumph Group, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(4,166)	(107,526)	(107,274)	(122)
UFP Industries, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(4,282)	(425,856)	(425,460)	(2,189)
Watsco, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(605)	(289,475)	(267,180)	21,297
WESCO International, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(504)	(91,286)	(93,341)	(2,373)
Woodward, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,515)	(318,256)	(371,311)	(56,092)
Xometry, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(3,492)	(107,418)	(117,995)	(11,510)
					(245,062)	(18,008,762)	(18,387,360)	(510,781)
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(6,054)	(291,592)	(285,809)	4,437

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
ACV Auctions, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(6,335)	$(100,948)	$(102,754)	$(2,425)
CACI International, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(162)	(72,796)	(77,225)	(4,683)
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,713)	(188,686)	(197,646)	(9,733)
CBIZ, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,868)	(223,679)	(205,664)	17,239
CECO Environmental Corp.	USFF -0.250%	Weekly	MS	09/17/29	(2,447)	(68,644)	(69,275)	(870)
Clarivate PLC (Jersey)	USFF -0.261%	Weekly	MS	07/11/28	(39,749)	(256,942)	(170,921)	85,633
CoreCivic, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,515)	(77,635)	(74,061)	3,320
First Advantage Corp.	USFF +0.250%	Weekly	MS	09/13/29	(3,361)	(48,105)	(55,826)	(7,942)
FTI Consulting, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,000)	(166,096)	(161,500)	4,094
GEO Group, Inc. (The)	USFF -0.250%	Weekly	MS	03/18/30	(1,617)	(47,597)	(38,727)	10,091
Insperity, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,330)	(333,902)	(260,320)	68,228
Legalzoom.com, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,604)	(33,579)	(32,112)	1,356
Matthews International Corp., Class A	USFF -0.250%	Weekly	MS	03/18/30	(47)	(1,128)	(1,124)	(3)
Maximus, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(3,859)	(281,102)	(270,902)	8,267
MillerKnoll, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(6,226)	(143,920)	(120,909)	19,826
Montrose Environmental Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,993)	(91,328)	(65,517)	25,480
MSA Safety, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(428)	(68,683)	(71,703)	(3,565)
Parsons Corp.	USFF -0.250%	Weekly	MS	03/18/30	(4,326)	(297,904)	(310,477)	(13,601)
Paylocity Holding Corp.	USFF -0.250%	Weekly	MS	09/17/29	(244)	(53,050)	(44,210)	10,520
Planet Labs PBC	USFF -0.250%	Weekly	MS	03/18/30	(11,971)	(40,199)	(73,023)	(34,582)
Tetra Tech, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,505)	(88,922)	(90,080)	(1,566)
TransUnion	USFF -0.250%	Weekly	MS	09/17/29	(2,834)	(264,673)	(249,392)	14,062
TriNet Group, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(640)	(60,916)	(46,810)	14,304
UL Solutions, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(2,122)	(119,763)	(154,609)	(37,033)
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	09/17/29	(6,522)	(170,345)	(165,594)	4,162
Vestis Corp.	USFF -0.250%	Weekly	MS	09/17/29	(18,412)	(154,964)	(105,501)	48,746
VSE Corp.	USFF -0.250%	Weekly	MS	07/16/29	(357)	(36,400)	(46,760)	(10,674)
WNS Holdings Ltd. (Jersey)	USFF -0.250%	Weekly	MS	03/18/30	(2,222)	(134,034)	(140,519)	(6,950)
					(142,463)	(3,917,532)	(3,688,970)	206,138
Consumer Discretionary Distribution & Retail
Academy Sports & Outdoors, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,521)	(68,400)	(68,156)	(90)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,277)	$(297,266)	$(304,616)	$(8,375)
AutoNation, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(407)	(69,765)	(80,851)	(11,449)
Boot Barn Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(769)	(109,161)	(116,888)	(10,474)
Burlington Stores, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,137)	(994,316)	(962,432)	28,464
Camping World Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(33,418)	(559,726)	(574,455)	(20,081)
Chewy, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(4,802)	(184,410)	(204,661)	(26,477)
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(5,335)	(999,993)	(1,055,316)	(63,672)
Floor & Decor Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	(1,174)	(96,846)	(89,177)	7,333
Genuine Parts Co.	USFF -0.250%	Weekly	MS	09/17/29	(3,213)	(398,432)	(389,769)	581
National Vision Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(5,148)	(70,240)	(118,455)	(48,573)
Ollie's Bargain Outlet Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(235)	(29,898)	(30,968)	(1,177)
Penske Automotive Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	(233)	(40,869)	(40,032)	693
RealReal, Inc. (The)	USFF -0.250%	Weekly	MS	09/17/29	(25,756)	(143,143)	(123,371)	19,284
RH	USFF -0.250%	Weekly	MS	03/18/30	(809)	(192,597)	(152,909)	40,255
Savers Value Village, Inc.	USFF -0.580%	Weekly	MS	07/16/29	(7,905)	(79,185)	(80,631)	(1,913)
Tractor Supply Co.	USFF -0.250%	Weekly	MS	03/18/30	(8,470)	(446,915)	(446,962)	(2,182)
Valvoline, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(9,963)	(366,716)	(377,299)	(11,847)
Victoria's Secret & Co.	USFF -0.250%	Weekly	MS	03/18/30	(4,931)	(96,314)	(91,322)	4,657
					(119,503)	(5,244,192)	(5,308,270)	(105,043)
Consumer Durables & Apparel
Capri Holdings Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	07/11/28	(9,824)	(249,034)	(173,885)	74,056
Ethan Allen Interiors, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(309)	(8,501)	(8,606)	(137)
Figs, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(11,179)	(62,389)	(63,050)	(879)
Garmin Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	03/18/30	(1,258)	(261,332)	(262,570)	(3,188)
Gildan Activewear, Inc. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(801)	(38,189)	(39,441)	(1,563)
Installed Building Products, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(330)	(62,711)	(59,506)	2,594
Latham Group, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,051)	(12,360)	(13,085)	(772)
Levi Strauss & Co., Class A	USFF -0.250%	Weekly	MS	03/18/30	(9,953)	(162,101)	(184,031)	(22,728)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Mohawk Industries, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,259)	$(133,877)	$(131,994)	$1,420
Newell Brands, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(11,047)	(60,562)	(59,654)	(106)
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,091)	(76,697)	(43,913)	31,669
SharkNinja, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	03/18/30	(1,664)	(166,477)	(164,719)	1,181
Skechers USA, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(23,214)	(1,468,927)	(1,464,803)	(5,914)
Somnigroup International, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,812)	(184,180)	(191,357)	(8,007)
Tapestry, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,517)	(131,069)	(133,208)	(2,593)
TopBuild Corp.	USFF -0.250%	Weekly	MS	03/18/30	(87)	(28,374)	(28,165)	108
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	09/17/29	(9,794)	(83,574)	(78,842)	4,443
					(88,190)	(3,190,354)	(3,100,829)	69,584
Consumer Services
Aramark	USFF -0.250%	Weekly	MS	09/17/29	(1,386)	(53,211)	(58,032)	(5,310)
Bloomin' Brands, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(9,583)	(89,918)	(82,510)	4,552
Cheesecake Factory, Inc. (The)	USFF -0.780%	Weekly	MS	03/18/30	(1,011)	(60,348)	(63,349)	(3,212)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,651)	(110,564)	(67,023)	43,157
Cracker Barrel Old Country Store, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(573)	(34,707)	(34,999)	(415)
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,758)	(143,438)	(173,201)	(31,849)
DoorDash, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(419)	(98,730)	(103,288)	(4,901)
Duolingo, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(251)	(103,511)	(102,915)	(368)
Everi Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,973)	(117,273)	(127,776)	106,263
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,053)	(134,335)	(113,130)	20,740
Flutter Entertainment PLC (Ireland)	USFF -0.250%	Weekly	MS	03/18/30	(545)	(148,213)	(155,739)	(8,040)
Hilton Worldwide Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(74)	(19,654)	(19,709)	(126)
International Game Technology PLC (United Kingdom)	USFF -0.250%	Weekly	MS	03/18/30	(5,575)	(85,762)	(88,141)	(3,153)
Kura Sushi USA, Inc., Class A	USFF -0.730%	Weekly	MS	07/16/29	(512)	(35,764)	(44,073)	(9,156)
Las Vegas Sands Corp.	USFF -0.250%	Weekly	MS	03/18/30	(8,270)	(343,495)	(359,828)	(17,517)
Light & Wonder, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,865)	(189,693)	(179,525)	9,513
Mister Car Wash, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(7,726)	(94,904)	(46,433)	48,694
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	03/18/30	(40,135)	(701,886)	(813,938)	(120,820)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
OneSpaWorld Holdings Ltd. (Bahamas)	USFF -0.250%	Weekly	MS	03/18/30	(6,756)	$(128,697)	$(137,755)	$(9,660)
Papa John's International, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,126)	(92,536)	(104,046)	(12,535)
Perdoceo Education Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,279)	(42,681)	(41,811)	686
Portillo's, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,927)	(64,091)	(34,158)	30,567
Six Flags Entertainment Corp.	USFF -0.250%	Weekly	MS	09/17/29	(3,639)	(165,174)	(110,735)	55,740
Starbucks Corp.	USFF -0.250%	Weekly	MS	03/18/30	(10,289)	(950,652)	(942,781)	4,603
Sweetgreen, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(7,282)	(100,768)	(108,356)	(7,938)
Texas Roadhouse, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(146)	(28,796)	(27,362)	1,801
Udemy, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,782)	(19,475)	(19,557)	(154)
Viking Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	09/17/29	(5,230)	(228,830)	(278,707)	(50,667)
					(149,816)	(4,387,106)	(4,438,877)	40,495
Consumer Staples Distribution & Retail
Grocery Outlet Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,392)	(202,920)	(116,649)	85,570
Ingles Markets, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(843)	(54,042)	(53,429)	275
Performance Food Group Co.	USFF -0.250%	Weekly	MS	09/17/29	(7,227)	(611,234)	(632,146)	(23,085)
Weis Markets, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(682)	(51,291)	(49,438)	1,667
					(18,144)	(919,487)	(851,662)	64,427
Energy
Archrock, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(16,158)	(408,104)	(401,203)	1,944
Aris Water Solutions, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(7,537)	(177,760)	(178,250)	(1,808)
Atlas Energy Solutions, Inc.	USFF -1.730%	Weekly	MS	01/12/29	(8,217)	(161,288)	(109,861)	44,530
Borr Drilling Ltd. (Bermuda)	USFF -0.880%	Weekly	MS	09/17/29	(20,852)	(50,517)	(38,159)	12,156
Bristow Group, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(651)	(19,867)	(21,463)	(1,668)
BW LPG Ltd. (Singapore)	USFF -1.080%	Weekly	MS	09/17/29	(3,693)	(39,630)	(43,688)	(5,243)
Cactus, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(3,636)	(155,381)	(158,966)	(4,777)
California Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,530)	(136,413)	(115,545)	17,330
Cameco Corp. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(2,261)	(150,819)	(167,834)	(21,001)
Cheniere Energy, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(677)	(162,074)	(164,863)	(3,687)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
CNX Resources Corp.	USFF -0.250%	Weekly	MS	03/18/30	(2,744)	$(87,296)	$(92,418)	$(5,425)
ConocoPhillips	USFF -0.250%	Weekly	MS	09/17/29	(625)	(59,210)	(56,087)	2,695
Core Natural Resources, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(5,295)	(376,845)	(369,273)	5,961
Coterra Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(32,003)	(799,479)	(812,236)	(15,498)
Crescent Energy Co., Class A	USFF -0.250%	Weekly	MS	08/29/25	(35,438)	(310,657)	(304,767)	3,556
Delek US Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,976)	(73,593)	(105,392)	(33,450)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(554)	(101,815)	(76,120)	24,178
Dorian LPG Ltd. (Marshall Islands)	USFF -0.250%	Weekly	MS	03/18/30	(666)	(16,623)	(16,237)	325
DT Midstream, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,719)	(166,540)	(188,935)	(25,803)
Enbridge, Inc. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(2,170)	(96,081)	(98,344)	(4,206)
Energy Fuels, Inc. (Canada)	USFF -1.980%	Weekly	MS	09/17/29	(13,999)	(74,012)	(80,494)	(7,244)
Expand Energy Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,038)	(117,907)	(121,384)	(4,207)
Expro Group Holdings NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(16,550)	(295,625)	(142,164)	153,124
Exxon Mobil Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,377)	(148,791)	(148,441)	(109)
Gulfport Energy Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,231)	(213,396)	(247,640)	(35,741)
Helmerich & Payne, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(5,877)	(99,487)	(89,095)	9,648
Hess Corp.	USFF -0.250%	Weekly	MS	03/18/30	(6,763)	(895,460)	(936,946)	(49,512)
HF Sinclair Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,010)	(37,291)	(41,491)	(4,416)
Kinetik Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,575)	(97,246)	(113,429)	(39,061)
Kodiak Gas Services, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,885)	(170,940)	(167,409)	(288)
Kosmos Energy Ltd.	USFF -0.269%	Weekly	MS	09/17/29	(14,634)	(58,775)	(25,170)	36,528
Liberty Energy, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(10,533)	(219,734)	(120,919)	99,769
Marathon Petroleum Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,113)	(182,096)	(184,880)	(4,391)
Matador Resources Co.	USFF -0.250%	Weekly	MS	07/16/29	(1,719)	(103,132)	(82,031)	19,544
New Fortress Energy, Inc.	USFF -11.653%	Weekly	MS	07/08/27	(27,902)	(280,918)	(92,635)	176,546
NexGen Energy Ltd. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(45,802)	(270,462)	(317,866)	(52,127)
NextDecade Corp.	USFF -0.250%	Weekly	MS	01/12/29	(15,030)	(97,540)	(133,917)	(36,717)
Noble Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	09/17/29	(4,724)	(165,060)	(125,422)	33,526
ONEOK, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(7,135)	(631,390)	(582,430)	33,164
Par Pacific Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,036)	(296,875)	(292,785)	1,464
Pembina Pipeline Corp. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(4,267)	(177,468)	(160,055)	11,520

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(5,151)	$(53,670)	$(30,751)	$23,342
Range Resources Corp.	USFF -0.250%	Weekly	MS	09/17/29	(8,085)	(315,515)	(328,817)	(16,714)
REX American Resources Corp.	USFF -0.250%	Weekly	MS	03/18/30	(155)	(7,078)	(7,550)	(501)
Seadrill Ltd. (Bermuda)	USFF -0.730%	Weekly	MS	09/17/29	(12,374)	(301,657)	(324,817)	(24,557)
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(18,848)	(181,725)	(162,847)	16,642
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	09/17/29	(10,337)	(100,253)	(86,107)	8,138
SM Energy Co.	USFF -0.250%	Weekly	MS	09/17/29	(13,014)	(331,889)	(321,576)	7,991
Solaris Energy Infrastructure, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,061)	(110,773)	(114,886)	(5,965)
Suncor Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(1,389)	(56,328)	(52,018)	4,863
Targa Resources Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,606)	(291,524)	(279,572)	9,995
					(426,622)	(9,934,009)	(9,435,185)	354,363
Financial Services
Block, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(20,915)	(1,312,745)	(1,420,756)	(112,526)
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,177)	(252,309)	(258,640)	(9,676)
Flywire Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,053)	(51,236)	(35,720)	15,265
Marqeta, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(14,943)	(89,951)	(87,118)	2,569
Nasdaq, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,441)	(125,389)	(128,854)	(4,318)
Payoneer Global, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(4,287)	(31,322)	(29,366)	1,855
Paysafe Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	09/17/29	(2,738)	(46,586)	(34,554)	11,881
Sezzle, Inc.	USFF -0.780%	Weekly	MS	03/18/30	(730)	(108,753)	(130,852)	(22,477)
Shift4 Payments, Inc., Class A	USFF -0.530%	Weekly	MS	03/18/30	(1,109)	(105,488)	(109,913)	(4,791)
					(52,393)	(2,123,779)	(2,235,773)	(122,218)
Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	USFF -0.250%	Weekly	MS	09/17/29	(9,623)	(509,956)	(507,902)	(8,940)
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	03/18/30	(4,998)	(401,734)	(401,239)	(3,518)
Celsius Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(8,881)	(397,124)	(411,990)	(16,234)
Hershey Co. (The)	USFF -0.250%	Weekly	MS	03/18/30	(2,402)	(411,007)	(398,612)	12,486
Hormel Foods Corp.	USFF -0.250%	Weekly	MS	09/17/29	(13,943)	(429,856)	(421,776)	6,070
J & J Snack Foods Corp.	USFF -0.250%	Weekly	MS	09/17/29	(363)	(49,427)	(41,168)	7,898
John B Sanfilippo & Son, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(260)	(16,142)	(16,442)	(359)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Marzetti Company (The)	USFF -0.250%	Weekly	MS	03/18/30	(1,667)	$(279,951)	$(288,008)	$(9,835)
Mission Produce, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(320)	(3,841)	(3,750)	74
Post Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(338)	(38,087)	(36,852)	1,111
Primo Brands Corp.	USFF -0.250%	Weekly	MS	09/17/29	(10,335)	(316,882)	(306,123)	8,930
Simply Good Foods Co. (The)	USFF -0.250%	Weekly	MS	09/17/29	(3,248)	(124,492)	(102,604)	22,278
TreeHouse Foods, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,340)	(51,816)	(26,023)	26,870
Utz Brands, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(7,666)	(99,839)	(96,208)	2,865
Vita Coco Co., Inc. (The)	USFF -0.250%	Weekly	MS	03/18/30	(3,373)	(113,357)	(121,765)	(8,801)
Vital Farms, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,111)	(103,980)	(119,836)	(16,217)
					(71,868)	(3,347,491)	(3,300,298)	24,678
Health Care Equipment & Services
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(16,032)	(638,361)	(363,766)	273,340
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	03/18/30	(5,079)	(45,280)	(47,895)	(2,775)
agilon health, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(40,873)	(188,148)	(94,008)	93,490
Alignment Healthcare, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(797)	(11,100)	(11,158)	(100)
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,252)	(44,989)	(36,097)	8,866
Artivion, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,580)	(46,516)	(49,138)	(2,785)
Astrana Health, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,714)	(81,783)	(67,524)	13,990
Bausch + Lomb Corp. (Canada)	USFF -2.430%	Weekly	MS	03/18/30	(3,646)	(42,791)	(47,434)	(4,794)
BrightSpring Health Services, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,941)	(71,930)	(92,968)	(22,492)
Brookdale Senior Living, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(8,253)	(45,080)	(57,441)	(12,783)
Castle Biosciences, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,706)	(34,441)	(34,837)	(518)
Certara, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,058)	(80,173)	(70,879)	9,013
Chemed Corp.	USFF -0.250%	Weekly	MS	03/18/30	(623)	(358,362)	(303,357)	55,816
Claritev Corp.	USFF -0.630%	Weekly	MS	03/18/30	(75)	(2,982)	(3,385)	(417)
Concentra Group Holdings Parent, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,808)	(61,115)	(57,761)	3,053
Doximity, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(109)	(6,675)	(6,686)	(38)
Enovis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,840)	(386,883)	(308,582)	76,967
Ensign Group, Inc. (The)	USFF -0.250%	Weekly	MS	09/17/29	(2,486)	(337,241)	(383,490)	(48,327)
Evolent Health, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(28,064)	(273,723)	(316,001)	(43,222)
Glaukos Corp.	USFF -0.250%	Weekly	MS	09/17/29	(8,220)	(824,748)	(849,044)	(30,823)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(15,910)	$(110,070)	$(79,232)	$30,457
Guardant Health, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,256)	(50,420)	(65,362)	(16,240)
Hologic, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(17,865)	(1,134,839)	(1,164,083)	(33,850)
IDEXX Laboratories, Inc.	USFF +0.250%	Weekly	MS	07/11/28	(184)	(85,428)	(98,687)	(13,556)
Inspire Medical Systems, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,456)	(211,758)	(188,945)	22,082
Insulet Corp.	USFF -0.250%	Weekly	MS	03/18/30	(265)	(86,177)	(83,258)	2,620
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(16,323)	(407,410)	(200,283)	205,723
iRadimed Corp.	USFF -0.250%	Weekly	MS	03/18/30	(32)	(1,890)	(1,913)	(34)
Medtronic PLC (Ireland)	USFF -0.250%	Weekly	MS	03/18/30	(2,328)	(205,288)	(202,932)	(1,014)
Neogen Corp.	USFF -0.260%	Weekly	MS	01/10/28	(21,702)	(270,092)	(103,736)	165,424
NeoGenomics, Inc.	USFF +0.250%	Weekly	MS	01/05/26	(18,605)	(157,306)	(136,003)	20,759
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(9,524)	(303,331)	(169,527)	132,727
Nutex Health, Inc.	USFF -3.080%	Weekly	MS	03/18/30	(342)	(54,087)	(42,576)	11,322
Owens & Minor, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,215)	(17,430)	(20,157)	(2,791)
Pennant Group, Inc. (The)	USFF -0.250%	Weekly	MS	03/18/30	(100)	(2,921)	(2,985)	(78)
RadNet, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(7,188)	(399,610)	(409,069)	(11,089)
RxSight, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(8,142)	(178,709)	(105,846)	72,245
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,643)	(131,139)	(53,177)	77,796
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	09/17/29	(6,217)	(108,000)	(104,321)	3,294
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,252)	(515,510)	(405,742)	107,992
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(47,056)	(389,669)	(409,858)	(22,905)
					(343,761)	(8,403,405)	(7,249,143)	1,116,345
Household & Personal Products
BellRing Brands, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,415)	(188,831)	(139,901)	51,004
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	03/18/30	(5,373)	(148,104)	(125,782)	21,196
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	01/10/28	(4,625)	(361,093)	(373,700)	(13,864)
Oddity Tech Ltd., Class A (Israel)	USFF -0.250%	Weekly	MS	03/18/30	(662)	(47,074)	(49,961)	(3,196)
Olaplex Holdings, Inc.	USFF -0.565%	Weekly	MS	03/18/30	(508)	(753)	(711)	36
Spectrum Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,720)	(154,910)	(91,160)	62,308
WD-40 Co.	USFF -0.250%	Weekly	MS	03/18/30	(587)	(137,074)	(133,889)	2,518
					(15,890)	(1,037,839)	(915,104)	120,002
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(382)	(121,293)	(107,747)	11,771

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Alamos Gold, Inc., Class A (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(4,241)	$(107,430)	$(112,641)	$(5,633)
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,173)	(187,677)	(73,512)	110,718
Ashland, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(7,253)	(368,863)	(364,681)	669
Ball Corp.	USFF -0.250%	Weekly	MS	03/18/30	(9,764)	(524,241)	(547,663)	(26,925)
Century Aluminum Co.	USFF -0.250%	Weekly	MS	01/12/29	(1,408)	(27,594)	(25,372)	2,287
Chemours Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(8,112)	(137,248)	(92,882)	41,344
Cleveland-Cliffs, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(20,207)	(222,915)	(153,573)	68,572
Coeur Mining, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(44,743)	(341,749)	(396,423)	(58,130)
Commercial Metals Co.	USFF -0.250%	Weekly	MS	03/18/30	(589)	(29,219)	(28,808)	206
Dow, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(6,707)	(336,838)	(177,601)	144,949
Eagle Materials, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(549)	(117,926)	(110,958)	6,465
Ecovyst, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(382)	(3,210)	(3,144)	51
Equinox Gold Corp. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(25,111)	(146,258)	(144,388)	1,363
ERO Copper Corp. (Canada)	USFF -0.580%	Weekly	MS	09/17/29	(2,259)	(31,738)	(38,064)	(6,456)
First Majestic Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(103,205)	(654,282)	(853,505)	(201,496)
FMC Corp.	USFF -0.250%	Weekly	MS	03/18/30	(6,279)	(256,794)	(262,148)	(9,882)
Franco-Nevada Corp. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(2,960)	(483,990)	(485,203)	(5,052)
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(5,785)	(220,189)	(250,780)	(31,351)
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	09/17/29	(5,482)	(148,715)	(115,506)	31,382
Greif, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(1,484)	(94,692)	(96,445)	(4,858)
Hawkins, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,151)	(146,542)	(163,557)	(17,647)
HB Fuller Co.	USFF -0.250%	Weekly	MS	03/18/30	(678)	(37,940)	(40,782)	(3,291)
Innospec, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(820)	(71,315)	(68,954)	1,950
International Paper Co.	USFF -0.250%	Weekly	MS	03/18/30	(14,345)	(685,960)	(671,776)	9,017
Kaiser Aluminum Corp.	USFF -0.250%	Weekly	MS	09/17/29	(899)	(59,885)	(71,830)	(12,599)
Knife River Corp.	USFF -0.250%	Weekly	MS	09/17/29	(2,307)	(231,390)	(188,343)	42,248
Kronos Worldwide, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(310)	(1,995)	(1,922)	54
MAG Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(6,948)	(98,386)	(146,811)	(52,484)
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(175)	(95,866)	(96,068)	(535)
Metallus, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(756)	(10,631)	(11,650)	(1,060)
Minerals Technologies, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(483)	(28,397)	(26,599)	1,649
MP Materials Corp.	USFF -0.780%	Weekly	MS	03/18/30	(2,916)	(62,421)	(97,015)	(35,122)
Nucor Corp.	USFF -0.250%	Weekly	MS	03/18/30	(3,298)	(396,485)	(427,223)	(34,468)
Nutrien Ltd. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(3,267)	(177,293)	(190,270)	(17,471)
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,914)	(55,923)	(42,952)	13,104

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Olin Corp.	USFF -0.250%	Weekly	MS	03/18/30	(5,067)	$(107,906)	$(101,796)	$4,913
Orla Mining Ltd. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(7,577)	(80,694)	(75,922)	4,492
Perpetua Resources Corp. (Canada)	USFF -1.930%	Weekly	MS	03/18/30	(5,159)	(73,747)	(62,630)	10,860
RPM International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	(1,509)	(164,029)	(165,749)	(3,189)
Ryerson Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,191)	(28,008)	(25,690)	1,280
Sandstorm Gold Ltd. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(20,440)	(164,607)	(192,136)	(30,022)
Scotts Miracle-Gro Co. (The)	USFF -0.250%	Weekly	MS	09/17/29	(2,337)	(153,422)	(154,149)	(3,654)
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,546)	(128,413)	(152,312)	(25,317)
Silgan Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(4,209)	(230,806)	(228,044)	1,109
Sonoco Products Co.	USFF -0.250%	Weekly	MS	09/17/29	(10,238)	(470,001)	(445,967)	17,253
SSR Mining, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(15,205)	(166,530)	(193,712)	(29,369)
Steel Dynamics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,027)	(274,049)	(259,476)	11,700
Taseko Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(58,664)	(132,820)	(184,792)	(52,560)
TriMas Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,855)	(49,813)	(53,072)	(3,732)
Warrior Met Coal, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,446)	(270,120)	(203,760)	64,606
West Fraser Timber Co. Ltd. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(481)	(35,640)	(35,257)	98
Westlake Corp.	USFF -0.250%	Weekly	MS	09/17/29	(6,924)	(549,142)	(525,739)	19,565
					(448,217)	(9,803,037)	(9,746,999)	(48,628)
Media & Entertainment
Altice USA, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(15,031)	(39,899)	(32,166)	7,640
Cars.com, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,327)	(27,577)	(27,575)	(96)
EchoStar Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(6,616)	(346,795)	(183,263)	162,213
fuboTV, Inc.	USFF -0.266%	Weekly	MS	09/17/29	(60,842)	(201,808)	(234,850)	(36,945)
Grindr, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(14,364)	(302,813)	(326,063)	(25,930)
Ibotta, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(3,344)	(161,465)	(122,390)	38,763
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,090)	(313,143)	(316,175)	(4,112)
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,215)	(241,794)	(253,874)	(12,915)
Magnite, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,380)	(27,113)	(33,286)	(6,270)
Pinterest, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(15,726)	(539,738)	(563,934)	(26,333)
Snap, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(92,273)	(773,747)	(801,852)	(36,448)
Sphere Entertainment Co.	USFF -0.250%	Weekly	MS	09/17/29	(2,037)	(68,460)	(85,147)	(17,498)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,207)	$(198,118)	$(219,614)	$(22,758)
TripAdvisor, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(16,474)	(273,646)	(214,986)	58,629
Warner Music Group Corp., Class A	USFF -0.250%	Weekly	MS	09/17/29	(1,462)	(52,644)	(39,825)	12,788
Webtoon Entertainment, Inc.	USFF -3.080%	Weekly	MS	03/18/30	(686)	(6,003)	(6,229)	(251)
ZoomInfo Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(15,088)	(168,125)	(152,691)	14,842
					(252,162)	(3,742,888)	(3,613,920)	105,319
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF -1.339%	Weekly	MS	07/11/28	(59,534)	(168,595)	(204,202)	(36,597)
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,543)	(303,517)	(300,099)	2,137
Amphastar Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,016)	(51,423)	(46,287)	5,005
ANI Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,925)	(120,547)	(125,606)	(5,494)
Arcus Biosciences, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(779)	(6,870)	(6,341)	502
Arcutis Biotherapeutics, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,539)	(47,997)	(49,617)	(1,789)
Ardelyx, Inc.	USFF -0.261%	Weekly	MS	03/18/30	(20,514)	(76,928)	(80,415)	(3,755)
ARS Pharmaceuticals, Inc.	USFF -1.130%	Weekly	MS	03/18/30	(123)	(1,906)	(2,146)	(414)
Avadel Pharmaceuticals PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(4,185)	(62,831)	(37,037)	25,789
Axsome Therapeutics, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(27)	(2,811)	(2,819)	(21)
Beam Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(6,083)	(131,650)	(103,472)	27,722
Biohaven Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	09/17/29	(8,032)	(177,156)	(113,332)	63,211
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	03/18/30	(2,930)	(150,759)	(150,748)	(511)
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(10,790)	(820,365)	(791,986)	25,556
Cytokinetics, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(15,727)	(504,706)	(519,620)	(16,653)
Day One Biopharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(594)	(3,876)	(3,861)	(3)
Denali Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(7,066)	(102,318)	(98,853)	3,109

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Dianthus Therapeutics, Inc.	USFF -0.730%	Weekly	MS	03/18/30	(31)	$(566)	$(578)	$(22)
Edgewise Therapeutics, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(6,063)	(103,406)	(79,486)	23,530
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	03/18/30	(610)	(499,631)	(475,513)	28,925
Evolus, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(8,184)	(86,826)	(75,375)	11,149
Harrow, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(3,404)	(85,599)	(103,958)	(18,675)
Illumina, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,989)	(249,786)	(285,180)	(36,257)
Indivior PLC (United Kingdom)	USFF -0.680%	Weekly	MS	09/17/29	(4,840)	(49,734)	(71,342)	(21,783)
Iovance Biotherapeutics, Inc.	USFF -1.090%	Weekly	MS	03/18/30	(790)	(1,650)	(1,359)	509
LENZ Therapeutics, Inc.	USFF -0.880%	Weekly	MS	03/18/30	(27)	(803)	(791)	5
Liquidia Corp.	USFF -0.250%	Weekly	MS	01/12/29	(8,575)	(103,613)	(106,844)	(3,592)
Nuvation Bio, Inc.	USFF -1.285%	Weekly	MS	03/18/30	(1,193)	(2,300)	(2,326)	(38)
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(13,521)	(103,753)	(125,475)	(22,324)
Organon & Co.	USFF -0.250%	Weekly	MS	03/18/30	(6,767)	(67,428)	(65,505)	1,688
Pacira BioSciences, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(8,854)	(225,147)	(211,611)	12,756
QIAGEN NV (Netherlands)	USFF -0.250%	Weekly	MS	03/18/30	(3,330)	(155,279)	(160,040)	(5,299)
Sarepta Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(29,737)	(1,169,266)	(508,503)	656,742
Syndax Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,996)	(19,037)	(18,693)	276
Tarsus Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,248)	(50,705)	(50,556)	(30)
Tempus AI, Inc.	USFF -1.980%	Weekly	MS	09/17/29	(512)	(32,654)	(32,532)	5
TG Therapeutics, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(181)	(6,468)	(6,514)	(115)
Vaxcyte, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(4,931)	(183,496)	(160,307)	22,555
Vir Biotechnology, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(438)	(2,287)	(2,208)	67
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(481)	(108,332)	(105,243)	2,946
Xenon Pharmaceuticals, Inc. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(2,761)	(86,063)	(86,419)	(655)
					(257,870)	(6,128,084)	(5,372,799)	740,157
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(442)	(62,918)	(62,720)	(21)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Allegro MicroSystems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,824)	$(58,091)	$(62,363)	$(4,475)
Ambarella, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	03/18/30	(421)	(18,931)	(27,813)	(9,914)
Amkor Technology, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(11,172)	(208,435)	(234,500)	(27,988)
Applied Materials, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,402)	(422,077)	(439,734)	(19,111)
Cohu, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,404)	(114,695)	(84,733)	29,459
Entegris, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,275)	(255,795)	(264,129)	(9,217)
First Solar, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,148)	(242,393)	(190,040)	51,517
FormFactor, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(5,164)	(161,161)	(177,693)	(17,153)
Ichor Holdings Ltd. (Cayman Islands)	USFF -0.250%	Weekly	MS	03/18/30	(53)	(1,043)	(1,041)	(5)
indie Semiconductor, Inc., Class A	USFF -3.924%	Weekly	MS	07/11/28	(13,386)	(83,590)	(47,654)	36,049
Intel Corp.	USFF -0.250%	Weekly	MS	09/17/29	(6,472)	(156,766)	(144,973)	11,250
KLA Corp.	USFF -0.250%	Weekly	MS	03/18/30	(538)	(464,227)	(481,908)	(19,493)
Kulicke & Soffa Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,508)	(311,821)	(225,177)	82,090
Lattice Semiconductor Corp.	USFF -0.250%	Weekly	MS	09/17/29	(2,633)	(166,699)	(128,991)	37,135
MaxLinear, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(14,868)	(231,367)	(211,274)	18,544
Microchip Technology, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(673)	(42,545)	(47,359)	(17,603)
NXP Semiconductors NV (Netherlands)	USFF -0.250%	Weekly	MS	03/18/30	(4,668)	(977,399)	(1,019,911)	(50,680)
ON Semiconductor Corp.	USFF -0.250%	Weekly	MS	03/18/30	(12,413)	(656,812)	(650,565)	3,229
PDF Solutions, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,594)	(31,660)	(34,080)	(2,533)
SiTime Corp.	USFF -0.250%	Weekly	MS	03/18/30	(118)	(18,442)	(25,143)	(8,427)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,640)	(334,178)	(340,497)	(12,183)
					(95,816)	(5,021,045)	(4,902,298)	70,470
Software & Services
A10 Networks, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(947)	(17,957)	(18,324)	(433)
Agilysys, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,129)	(111,691)	(129,429)	(18,633)
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(13,608)	(1,082,346)	(1,085,374)	(6,751)
Appfolio, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(1,444)	(327,640)	(332,524)	(6,214)
Applied Digital Corp.	USFF -3.180%	Weekly	MS	09/17/29	(12,517)	(95,709)	(126,046)	(31,401)
Asana, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(10,766)	(160,370)	(145,341)	14,465
ASGN, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,020)	(113,686)	(100,859)	12,557
Atlassian Corp., Class A	USFF -0.250%	Weekly	MS	03/18/30	(412)	(87,310)	(83,673)	3,333
BILL Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(5,295)	(252,113)	(244,947)	6,314
Box, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(5,511)	(207,174)	(188,311)	18,444

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Braze, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(5,715)	$(195,831)	$(160,591)	$34,563
Cipher Mining, Inc.	USFF -0.595%	Weekly	MS	01/12/29	(49,406)	(236,076)	(236,161)	(1,726)
Commvault Systems, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(726)	(133,286)	(126,564)	6,541
Confluent, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(25,880)	(565,530)	(645,188)	(87,416)
Core Scientific, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(25,351)	(280,473)	(432,742)	(164,161)
Couchbase, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,052)	(36,285)	(50,028)	(14,255)
Descartes Systems Group, Inc. (The) (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(970)	(105,624)	(98,596)	6,692
DigitalOcean Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,586)	(170,401)	(130,976)	38,911
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(13,938)	(206,102)	(208,652)	(3,262)
Fastly, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(25,385)	(238,434)	(179,218)	58,286
Five9, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,859)	(49,636)	(49,226)	235
Gitlab, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(7,413)	(314,934)	(334,400)	(20,553)
Hackett Group, Inc. (The)	USFF -0.250%	Weekly	MS	03/18/30	(52)	(1,312)	(1,322)	(18)
I3 Verticals, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(25)	(690)	(687)	(3)
International Business Machines Corp.	USFF -0.250%	Weekly	MS	03/18/30	(5,153)	(1,465,342)	(1,519,001)	(59,208)
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	09/17/29	(8,313)	(101,172)	(79,057)	21,764
Klaviyo, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(3,641)	(145,107)	(122,265)	23,093
Lightspeed Commerce, Inc. (Canada)	USFF -0.580%	Weekly	MS	07/06/26	(13,810)	(357,378)	(161,715)	194,251
nCino, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,796)	(89,959)	(106,174)	(16,600)
Open Text Corp. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(3,561)	(93,911)	(103,981)	(11,524)
Oracle Corp.	USFF -0.250%	Weekly	MS	03/18/30	(3,062)	(552,124)	(669,445)	(120,201)
PagerDuty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,927)	(41,542)	(29,445)	12,000
Palo Alto Networks, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(185)	(37,638)	(37,858)	(722)
Rapid7, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(6,154)	(144,251)	(142,342)	1,397
Red Violet, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(10)	(499)	(492)	1
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(9,929)	(223,169)	(181,502)	40,854
Shopify, Inc., Class A (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(2,887)	(326,789)	(333,015)	(7,353)
Sprinklr, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(6,438)	(59,322)	(54,465)	4,758
Sprout Social, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(1,859)	(89,112)	(38,872)	50,462
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(326)	(67,668)	(44,365)	25,277
Synopsys, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,328)	(1,151,731)	(1,193,519)	(45,750)
Terawulf, Inc.	USFF -0.682%	Weekly	MS	01/12/29	(28,874)	(125,569)	(126,468)	(3,823)
Verint Systems, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,330)	(60,933)	(65,501)	(4,781)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Vertex, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(15,347)	$(549,696)	$(542,286)	$5,517
Weave Communications, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(903)	(7,712)	(7,513)	168
Workiva, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(7,353)	(499,694)	(503,313)	(5,339)
Zeta Global Holdings Corp., Class A	USFF -0.250%	Weekly	MS	09/17/29	(13,964)	(256,059)	(216,302)	37,751
					(360,157)	(11,436,987)	(11,388,075)	(12,493)
Technology Hardware & Equipment
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(211)	(26,450)	(27,958)	(1,919)
Applied Optoelectronics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(5,122)	(116,717)	(131,584)	(18,628)
Bel Fuse, Inc., Class B	USFF -0.250%	Weekly	MS	09/17/29	(748)	(58,282)	(73,072)	(15,029)
Crane NXT Co.	USFF -0.250%	Weekly	MS	01/12/29	(2,483)	(156,482)	(133,834)	21,012
Dell Technologies, Inc., Class C	USFF -0.250%	Weekly	MS	03/18/30	(3,630)	(429,016)	(445,038)	(17,500)
Diebold Nixdorf, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(23)	(1,273)	(1,274)	(9)
Extreme Networks, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,077)	(60,772)	(73,182)	(13,037)
Fabrinet (Cayman Islands)	USFF -0.250%	Weekly	MS	09/17/29	(1,248)	(304,273)	(367,761)	(64,537)
Hewlett Packard Enterprise Co.	USFF -0.250%	Weekly	MS	03/18/30	(21,260)	(387,594)	(434,767)	(51,150)
Itron, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,190)	(408,874)	(419,900)	(12,435)
Mirion Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(5,341)	(86,888)	(114,992)	(29,438)
PC Connection, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(51)	(3,372)	(3,355)	2
Pure Storage, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(10,430)	(605,355)	(600,559)	(542)
Ribbon Communications, Inc.	USFF -0.265%	Weekly	MS	03/18/30	(1,272)	(4,572)	(5,101)	(548)
Sanmina Corp.	USFF -0.250%	Weekly	MS	09/17/29	(2,363)	(206,806)	(231,172)	(25,080)
TD SYNNEX Corp.	USFF -0.250%	Weekly	MS	03/18/30	(5,024)	(560,283)	(681,757)	(132,218)
Teledyne Technologies, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(407)	(203,226)	(208,510)	(5,986)
TTM Technologies, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,568)	(103,525)	(145,646)	(42,480)
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(13,234)	(276,772)	(210,156)	60,231
Vontier Corp.	USFF -0.250%	Weekly	MS	03/18/30	(3,405)	(119,808)	(125,644)	(6,471)
					(87,087)	(4,120,340)	(4,435,262)	(355,762)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,472)	$(103,518)	$(70,965)	$28,938
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(18,037)	(649,145)	(656,547)	(9,636)
Globalstar, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(980)	(21,468)	(23,079)	(1,689)
Lumen Technologies, Inc.	USFF -0.248%	Weekly	MS	09/17/29	(112,360)	(544,073)	(492,137)	50,129
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	08/29/25	(3,846)	(72,782)	(52,536)	12,635
United States Cellular Corp.	USFF -0.250%	Weekly	MS	09/17/29	(582)	(37,724)	(37,231)	360
					(137,277)	(1,428,710)	(1,332,495)	80,737
Transportation
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(27,759)	(1,355,464)	(1,373,515)	(22,788)
ArcBest Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,474)	(375,671)	(267,533)	105,734
FedEx Corp.	USFF -0.250%	Weekly	MS	03/18/30	(247)	(56,248)	(56,146)	(95)
FTAI Infrastructure, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(5,516)	(32,163)	(34,034)	(2,015)
GXO Logistics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,643)	(262,772)	(226,114)	35,751
Hertz Global Holdings, Inc.	USFF -1.130%	Weekly	MS	03/18/30	(18,133)	(116,695)	(123,848)	(7,558)
Kirby Corp.	USFF -0.250%	Weekly	MS	03/18/30	(971)	(105,994)	(110,121)	(4,572)
RXO, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(22,300)	(516,094)	(350,556)	163,438
Saia, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,539)	(510,355)	(421,671)	86,927
Universal Logistics Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(196)	(4,828)	(4,974)	(185)
					(84,778)	(3,336,284)	(2,968,512)	354,637
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	07/11/28	(16,183)	(274,845)	(170,245)	94,208
Algonquin Power & Utilities Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(5,407)	(40,762)	(30,982)	6,069
ALLETE, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,900)	(123,265)	(121,733)	(343)
Ameren Corp.	USFF -0.250%	Weekly	MS	09/17/29	(6,899)	(662,944)	(662,580)	(6,114)
American States Water Co.	USFF -0.250%	Weekly	MS	01/12/29	(843)	(67,998)	(64,624)	1,838
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	03/18/30	(876)	(137,536)	(135,000)	1,520
Avista Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,029)	(81,698)	(77,001)	3,185
Black Hills Corp.	USFF -0.250%	Weekly	MS	09/17/29	(837)	(53,281)	(46,956)	5,019
Brookfield Renewable Corp. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(2,735)	(85,013)	(89,653)	(4,937)
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(4,085)	(200,369)	(185,786)	11,157
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,235)	(141,122)	(148,472)	(10,347)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	03/18/30	(3,057)	(213,359)	(211,789)	716

GOTHAM NEUTRAL FUND
Portfolio of Investments (Concluded)
June 30, 2025
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(5,146)	$(291,037)	$(290,852)	$(3,867)
Duke Energy Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,308)	(158,518)	(154,344)	2,169
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,368)	(187,056)	(175,856)	807
Fortis, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(1,029)	(45,240)	(49,114)	(5,061)
H2O America	USFF -0.250%	Weekly	MS	01/12/29	(1,621)	(89,581)	(84,243)	2,654
Hawaiian Electric Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,214)	(23,059)	(23,535)	(559)
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(370)	(39,857)	(42,716)	(5,121)
New Jersey Resources Corp.	USFF -0.250%	Weekly	MS	09/17/29	(2,600)	(127,169)	(116,532)	8,416
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,814)	(130,163)	(125,928)	1,736
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(3,601)	(157,931)	(143,032)	4,655
OGE Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,904)	(79,452)	(84,500)	(7,155)
ONE Gas, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(928)	(69,814)	(66,686)	1,116
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(763)	(65,751)	(63,909)	749
Otter Tail Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,489)	(120,440)	(114,787)	4,154
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	03/18/30	(3,443)	(312,359)	(308,045)	3,236
Portland General Electric Co.	USFF -0.250%	Weekly	MS	09/17/29	(9,122)	(394,255)	(370,627)	15,631
ReNew Energy Global PLC, Class A (United Kingdom)	USFF -0.250%	Weekly	MS	07/16/29	(4,189)	(25,291)	(28,946)	(3,746)
Sempra	USFF -0.250%	Weekly	MS	09/17/29	(3,657)	(287,309)	(277,091)	4,987
Southern Co. (The)	USFF -0.250%	Weekly	MS	03/18/30	(346)	(31,874)	(31,773)	(348)
Southwest Gas Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(5,303)	(379,771)	(394,490)	(16,348)
Spire, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,767)	(282,728)	(274,953)	3,797
Talen Energy Corp.	USFF -0.250%	Weekly	MS	03/18/30	(373)	(98,959)	(108,457)	(9,842)
TransAlta Corp. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(14,763)	(157,559)	(159,293)	(3,088)
TXNM Energy, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(6,755)	(378,622)	(380,442)	(3,124)
Unitil Corp.	USFF -0.250%	Weekly	MS	03/18/30	(195)	(10,521)	(10,169)	293
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,059)	(108,163)	(110,348)	(4,450)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(9,307)	(648,013)	(633,807)	5,996
					(137,520)	(6,782,684)	(6,569,296)	99,658

Total Reference Entity — Short						(113,400,196)	(110,232,600)	2,379,545
Net Value of Reference Entity						$(80,949,144)	$(75,758,089)	$6,044,865

*	Includes $853,810 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds

GOTHAM NEUTRAL FUND
Portfolio of Investments (Concluded)
June 30, 2025
(Unaudited)
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $6,044,865, which are considered Level 2 as of and for the period ended June 30, 2025.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM INDEX PLUS FUND
Portfolio of Investments
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 23.7%
Automobiles & Components — 0.1%
General Motors Co.	29,057	$ 1,429,895
Banks — 0.7%
Bank of America Corp.	21,214	1,003,846
Citigroup, Inc.	5,831	496,335
Citizens Financial Group, Inc.	1,366	61,129
JPMorgan Chase & Co.	12,340	3,577,489
M&T Bank Corp.	784	152,088
PNC Financial Services Group, Inc. (The)	1,122	209,163
Truist Financial Corp.	5,229	224,795
US Bancorp	6,007	271,817
Wells Fargo & Co.	14,478	1,159,977
		7,156,639
Capital Goods — 1.9%
3M Co.	15,252	2,321,965
A. O. Smith Corp.	33,313	2,184,333
Allegion PLC (Ireland)	15,007	2,162,809
AMETEK, Inc.	6,292	1,138,600
Caterpillar, Inc.	1,626	631,230
Cummins, Inc.	2,702	884,905
Deere & Co.	661	336,112
Dover Corp.	1,786	327,249
Fortive Corp.	4,681	244,021
General Dynamics Corp.	690	201,245
Howmet Aerospace, Inc.	2,011	374,308
Illinois Tool Works, Inc.	753	186,179
Ingersoll Rand, Inc.	13,950	1,160,361
L3Harris Technologies, Inc.	1,298	325,590
Lockheed Martin Corp.	1,160	537,242
Masco Corp.	29,265	1,883,495
Snap-on, Inc.	10,529	3,276,414
Stanley Black & Decker, Inc.	6,429	435,565
Textron, Inc.	4,375	351,269
WW Grainger, Inc.	254	264,221
		19,227,113
Commercial & Professional Services — 0.3%
Automatic Data Processing, Inc.	2,808	865,987
Broadridge Financial Solutions, Inc.	3,037	738,082
Cintas Corp.	2,158	480,954
Jacobs Solutions, Inc.	443	58,232
Leidos Holdings, Inc.	3,902	615,580
Veralto Corp.	6,042	609,940
		3,368,775
Consumer Discretionary Distribution & Retail — 0.6%
Amazon.com, Inc.*	17,526	3,845,029
Bath & Body Works, Inc.	41,205	1,234,502
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
Best Buy Co., Inc.	6,509	$ 436,949
Home Depot, Inc. (The)	201	73,695
TJX Cos., Inc. (The)	604	74,588
		5,664,763
Consumer Durables & Apparel — 0.4%
Garmin Ltd. (Switzerland)	1,492	311,410
Hasbro, Inc.	7,269	536,598
Lennar Corp., Class A	671	74,219
Mohawk Industries, Inc.*	1,091	114,381
NVR, Inc.*	146	1,078,306
Ralph Lauren Corp.	2,489	682,683
Tapestry, Inc.	16,416	1,441,489
		4,239,086
Consumer Services — 0.5%
Booking Holdings, Inc.	60	347,354
Caesars Entertainment, Inc.*	77,985	2,213,994
Carnival Corp. (Panama)*	38,084	1,070,922
Darden Restaurants, Inc.	604	131,654
Expedia Group, Inc.	5,925	999,429
Yum! Brands, Inc.	2,114	313,253
		5,076,606
Consumer Staples Distribution & Retail — 0.2%
Kroger Co. (The)	8,341	598,300
Sysco Corp.	3,972	300,839
Target Corp.	9,056	893,375
Walmart, Inc.	4,809	470,224
		2,262,738
Energy — 0.8%
Baker Hughes Co.	7,125	273,173
Chevron Corp.	5,810	831,934
EOG Resources, Inc.	19,662	2,351,772
EQT Corp.	23,335	1,360,897
Halliburton Co.	37,311	760,398
Kinder Morgan, Inc.	56,861	1,671,713
Schlumberger NV (Curacao)	5,933	200,535
Texas Pacific Land Corp.	210	221,842
Valero Energy Corp.	1,121	150,685
		7,822,949
Equity Real Estate Investment Trusts (REITs) — 0.5%
AvalonBay Communities, Inc.	2,243	456,451
Digital Realty Trust, Inc.	11,145	1,942,908
Extra Space Storage, Inc.	378	55,732
Kimco Realty Corp.	18,510	389,080
Prologis, Inc.	9	946
Realty Income Corp.	4,060	233,897
Ventas, Inc.	22,416	1,415,570

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Equity Real Estate Investment Trusts (REITs) — (Continued)
VICI Properties, Inc.	20,039	$ 653,271
Welltower, Inc.	1,311	201,540
		5,349,395
Financial Services — 1.7%
American Express Co.	952	303,669
Ameriprise Financial, Inc.	200	106,746
Apollo Global Management, Inc.	5	709
Bank of New York Mellon Corp. (The)	2,912	265,312
Berkshire Hathaway, Inc., Class B*	2,123	1,031,290
Blackrock, Inc.	378	396,617
Capital One Financial Corp.	2,258	480,412
Cboe Global Markets, Inc.	2,489	580,460
Charles Schwab Corp. (The)	6,151	561,217
CME Group, Inc.	1,738	479,028
Corpay, Inc.*	3,013	999,774
Fiserv, Inc.*	3,379	582,573
Franklin Resources, Inc.	29,740	709,299
Global Payments, Inc.	74,503	5,963,220
Goldman Sachs Group, Inc. (The)	1,754	1,241,393
Intercontinental Exchange, Inc.	563	103,294
Invesco Ltd. (Bermuda)	1,014	15,991
KKR & Co., Inc.	4,022	535,047
Nasdaq, Inc.	17,396	1,555,550
Northern Trust Corp.	278	35,248
PayPal Holdings, Inc.*	2,314	171,976
Raymond James Financial, Inc.	974	149,382
State Street Corp.	1,272	135,264
Synchrony Financial	1,676	111,856
T Rowe Price Group, Inc.	7,555	729,058
		17,244,385
Food, Beverage & Tobacco — 1.0%
Altria Group, Inc.	19,638	1,151,376
Campbell's Company (The)	22,844	700,168
Conagra Brands, Inc.	17,137	350,794
Constellation Brands, Inc., Class A	507	82,479
General Mills, Inc.	26,781	1,387,524
Kellanova	18,907	1,503,674
Keurig Dr Pepper, Inc.	2,287	75,608
Kraft Heinz Co. (The)	58,056	1,499,006
Molson Coors Beverage Co., Class B	8,447	406,216
Mondelez International, Inc., Class A	9,686	653,224
PepsiCo, Inc.	6,999	924,148
Philip Morris International, Inc.	4,814	876,774
Tyson Foods, Inc., Class A	7,028	393,146
		10,004,137
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 1.6%
Abbott Laboratories	200	$ 27,202
Baxter International, Inc.	52,675	1,594,999
Cardinal Health, Inc.	2,711	455,448
Cigna Group (The)	541	178,844
CVS Health Corp.	26,840	1,851,423
DaVita, Inc.*	4,675	665,954
Elevance Health, Inc.	448	174,254
GE HealthCare Technologies, Inc.	15,026	1,112,976
Hologic, Inc.*	11,048	719,888
McKesson Corp.	622	455,789
Medtronic PLC (Ireland)	13,139	1,145,326
Solventum Corp.*	46,524	3,528,380
UnitedHealth Group, Inc.	3,935	1,227,602
Universal Health Services, Inc., Class B	2,287	414,290
Zimmer Biomet Holdings, Inc.	30,962	2,824,044
		16,376,419
Household & Personal Products — 0.4%
Clorox Co. (The)	5,176	621,482
Colgate-Palmolive Co.	8,462	769,196
Kenvue, Inc.	20,892	437,270
Kimberly-Clark Corp.	5,495	708,415
Procter & Gamble Co. (The)	6,317	1,006,424
		3,542,787
Insurance — 0.6%
Aflac, Inc.	1,546	163,041
Aon PLC, Class A (Ireland)	1,644	586,513
Assurant, Inc.	5,181	1,023,196
Brown & Brown, Inc.	6,439	713,892
Chubb Ltd. (Switzerland)	92	26,654
Cincinnati Financial Corp.	3,329	495,755
Hartford Insurance Group, Inc. (The)	861	109,235
Loews Corp.	23,878	2,188,658
Travelers Cos., Inc. (The)	809	216,440
Willis Towers Watson PLC (Ireland)	670	205,355
		5,728,739
Materials — 1.4%
Amcor PLC (Jersey)	309,109	2,840,712
Avery Dennison Corp.	11,003	1,930,696
CF Industries Holdings, Inc.	14,031	1,290,852
DuPont de Nemours, Inc.	12,178	835,289
Eastman Chemical Co.	21,822	1,629,230
Linde PLC (Ireland)	460	215,823
LyondellBasell Industries NV, Class A (Netherlands)	49,593	2,869,451
Newmont Corp.	8,279	482,334

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
PPG Industries, Inc.	20,485	$ 2,330,169
Smurfit WestRock PLC (Ireland)	2,184	94,240
		14,518,796
Media & Entertainment — 2.6%
Alphabet, Inc., Class A	36,011	6,346,218
Charter Communications, Inc., Class A*	96	39,246
Comcast Corp., Class A	23,085	823,904
Electronic Arts, Inc.	280	44,716
Fox Corp., Class A	92,260	5,170,250
Meta Platforms, Inc., Class A	10,299	7,601,589
Netflix, Inc.*	1,880	2,517,564
Omnicom Group, Inc.	8,166	587,462
Paramount Global, Class B	163	2,103
Take-Two Interactive Software, Inc.*	533	129,439
Walt Disney Co. (The)	19,376	2,402,818
		25,665,309
Pharmaceuticals, Biotechnology & Life Sciences — 1.4%
Biogen, Inc.*	14,566	1,829,344
Bristol-Myers Squibb Co.	11,762	544,463
Danaher Corp.	1,494	295,125
Gilead Sciences, Inc.	30,290	3,358,252
Incyte Corp.*	2,474	168,479
IQVIA Holdings, Inc.*	4,421	696,705
Johnson & Johnson	6,121	934,983
Merck & Co., Inc.	5,077	401,895
Pfizer, Inc.	52,687	1,277,133
Thermo Fisher Scientific, Inc.	8,458	3,429,381
Viatris, Inc.	65,946	588,898
		13,524,658
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	6,523	914,003
Semiconductors & Semiconductor Equipment — 1.8%
Applied Materials, Inc.	4,349	796,171
Broadcom, Inc.	7,371	2,031,816
NVIDIA Corp.(a)	74,875	11,829,501
ON Semiconductor Corp.*	38,982	2,043,047
QUALCOMM, Inc.	6,566	1,045,701
Skyworks Solutions, Inc.	4,084	304,340
		18,050,576
Software & Services — 2.2%
Accenture PLC, Class A (Ireland)	3,693	1,103,801
ANSYS, Inc.*	584	205,113
Cognizant Technology Solutions Corp., Class A	747	58,288
EPAM Systems, Inc.*	1,353	239,238
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Gen Digital, Inc.	87,086	$ 2,560,328
GoDaddy, Inc., Class A*	6,247	1,124,835
Microsoft Corp.	21,983	10,934,564
Palantir Technologies, Inc., Class A*	20,707	2,822,778
Roper Technologies, Inc.	462	261,880
VeriSign, Inc.	7,765	2,242,532
		21,553,357
Technology Hardware & Equipment — 1.4%
Apple, Inc.	17,091	3,506,560
CDW Corp.	2,566	458,262
Dell Technologies, Inc., Class C	1,879	230,365
F5, Inc.*	7,966	2,344,553
Hewlett Packard Enterprise Co.	74,228	1,517,963
HP, Inc.	10,638	260,206
Jabil, Inc.	6,940	1,513,614
Juniper Networks, Inc.	50,556	2,018,701
Motorola Solutions, Inc.	118	49,614
NetApp, Inc.	4,452	474,361
Ralliant Corp.*	1,560	75,661
Teledyne Technologies, Inc.*	2,765	1,416,537
Zebra Technologies Corp., Class A*	1,236	381,133
		14,247,530
Telecommunication Services — 0.4%
AT&T, Inc.	59,678	1,727,081
T-Mobile US, Inc.	6,576	1,566,798
Verizon Communications, Inc.	24,796	1,072,923
		4,366,802
Transportation — 0.3%
Delta Air Lines, Inc.	32,418	1,594,317
FedEx Corp.	2,091	475,305
Union Pacific Corp.	1,107	254,699
United Parcel Service, Inc., Class B	4,388	442,925
		2,767,246
Utilities — 0.8%
Constellation Energy Corp.	2,828	912,766
Duke Energy Corp.	1,485	175,230
NRG Energy, Inc.	27,028	4,340,156
PG&E Corp.	7,215	100,577
Pinnacle West Capital Corp.	2,324	207,928
Vistra Corp.	9,299	1,802,239
		7,538,896
TOTAL COMMON STOCKS (Cost $188,387,924)		237,641,599

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY — 45.3%
Gotham Enhanced 500 ETF(a)(b)	13,360,300	$ 453,375,100
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY (Cost $344,153,831)		453,375,100
SHORT-TERM INVESTMENT — 2.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%(c)	22,162,881	22,162,881
TOTAL SHORT-TERM INVESTMENT (Cost $22,162,881)		22,162,881

TOTAL INVESTMENTS - 71.2% (Cost $554,704,636)		713,179,580
OTHER ASSETS IN EXCESS OF LIABILITIES - 28.8%		287,987,152
NET ASSETS - 100.0%		$1,001,166,732

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(c)	Rate disclosed is the 7-day yield at June 30, 2025.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
The portfolio matures between July 29, 2025 and January 22, 2030, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents 29.9% of net assets as of June 30, 2025:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/17/30	27,252	$1,804,419	$1,859,131	$97,545
General Motors Co.	USFF +0.250%	Weekly	MS	07/29/25	38,284	1,552,926	1,883,956	398,886
					65,536	3,357,345	3,743,087	496,431
Banks
Bank of America Corp.	USFF +0.250%	Weekly	MS	07/29/25	48,786	1,566,338	2,308,554	941,672
Citigroup, Inc.	USFF +0.250%	Weekly	MS	01/12/29	11,463	650,681	975,731	375,045
Citizens Financial Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,306	66,252	103,194	47,753
Fifth Third Bancorp	USFF +0.250%	Weekly	MS	07/16/29	6,179	266,059	254,142	4,157
Huntington Bancshares, Inc.	USFF +0.250%	Weekly	MS	01/17/30	14,190	238,863	237,824	9,647
JPMorgan Chase & Co.	USFF +0.250%	Weekly	MS	07/29/25	20,630	2,324,575	5,980,843	3,994,586
M&T Bank Corp.	USFF +0.250%	Weekly	MS	07/16/29	844	178,278	163,728	(6,323)
PNC Financial Services Group, Inc. (The)	USFF +0.250%	Weekly	MS	07/29/25	2,543	361,185	474,066	181,381
Truist Financial Corp.	USFF +0.250%	Weekly	MS	01/10/28	5,303	174,093	227,976	84,042
US Bancorp	USFF +0.250%	Weekly	MS	01/10/28	6,145	214,098	278,061	98,504
Wells Fargo & Co.	USFF +0.250%	Weekly	MS	01/12/29	15,723	893,012	1,259,727	417,743
					134,112	6,933,434	12,263,846	6,148,207
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	23,435	2,828,699	3,567,744	860,660
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	01/17/30	109,820	7,054,086	7,200,897	335,431
Allegion PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	40,698	5,374,727	5,865,396	647,500
AMETEK, Inc.	USFF +0.250%	Weekly	MS	07/29/25	37,162	6,199,159	6,724,836	712,392
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	16,610	5,042,824	6,448,168	1,673,646
Cummins, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12,154	3,683,200	3,980,435	435,891
Deere & Co.	USFF +0.250%	Weekly	MS	07/16/29	1,946	920,482	989,522	95,441
Dover Corp.	USFF +0.250%	Weekly	MS	07/16/29	16,182	2,650,521	2,965,028	391,641
Emerson Electric Co.	USFF +0.250%	Weekly	MS	07/29/25	26,171	2,628,894	3,489,379	989,708
Fortive Corp.	USFF +0.250%	Weekly	MS	01/17/30	32,659	1,766,072	1,702,514	(587,361)
General Dynamics Corp.	USFF +0.250%	Weekly	MS	07/29/25	16,805	4,256,580	4,901,346	786,002
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	20,819	4,669,999	5,358,602	808,891
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,807	1,943,994	2,942,157	1,050,888
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	21,201	5,213,739	5,241,947	265,325
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	01/17/30	41,052	3,337,512	3,414,705	156,163

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/25	48,367	$4,528,998	$5,108,523	$726,045
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	15,990	3,331,955	4,010,932	791,499
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	07/29/25	20,967	9,579,751	9,710,656	581,958
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	24,720	1,547,118	1,590,979	93,476
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	07/29/25	1,397	612,205	698,472	123,992
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/11/28	13,207	1,236,009	1,307,757	117,161
RTX Corp.	USFF +0.250%	Weekly	MS	01/17/30	26,296	3,705,962	3,839,742	220,106
Snap-on, Inc.	USFF +0.250%	Weekly	MS	07/29/25	15,980	3,941,356	4,972,656	1,386,088
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	07/16/29	116,940	7,584,313	7,922,685	619,005
Textron, Inc.	USFF +0.250%	Weekly	MS	01/07/27	90,048	6,302,592	7,229,954	1,097,300
United Rentals, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,947	4,485,244	5,233,870	865,994
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	01/17/30	8,534	1,557,388	1,786,593	283,767
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/29/25	3,207	3,169,001	3,336,050	284,751
					825,121	109,152,380	121,541,545	15,813,360
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	07/29/25	21,329	5,951,606	6,577,864	937,000
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,241	290,497	301,600	22,785
Cintas Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,188	591,052	710,510	139,838
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	49,787	5,697,373	6,544,501	1,034,455
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	23,131	3,043,892	3,649,147	795,812
Paychex, Inc.	USFF +0.250%	Weekly	MS	01/17/30	20,128	2,835,911	2,927,819	172,114
Paycom Software, Inc.	USFF +0.250%	Weekly	MS	01/17/30	20,959	5,274,892	4,849,913	(301,133)
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	9,377	1,847,594	2,312,462	530,977
Veralto Corp.	USFF +0.250%	Weekly	MS	07/29/25	66,408	6,265,394	6,703,888	604,697
					215,548	31,798,211	34,577,704	3,936,545
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/29/25	106,295	14,002,468	23,320,060	9,645,172
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	897	3,108,249	3,329,870	294,890
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	07/16/29	241,101	7,436,480	7,223,386	1,438
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	07/29/25	32,691	2,240,573	2,194,547	131,909
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	6,589	2,339,778	2,415,791	153,661
LKQ Corp.	USFF +0.250%	Weekly	MS	07/16/29	109,116	4,039,485	4,038,383	137,315

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/17/30	18,538	$4,114,056	$4,113,026	$97,474
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	44,331	5,379,574	5,474,435	268,220
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/17/30	11,162	3,934,373	5,221,807	1,379,987
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,466	1,517,167	1,546,460	65,420
					580,186	48,112,203	58,877,765	12,175,486
Consumer Durables & Apparel
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/17/30	82,458	9,334,863	8,498,946	(617,296)
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	3,687	613,520	769,551	198,954
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/16/29	24,530	1,487,057	1,810,805	376,002
Lennar Corp., Class A	USFF +0.250%	Weekly	MS	07/29/25	1,890	178,482	209,053	45,798
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	14,453	1,359,569	1,515,253	188,131
NVR, Inc.	USFF +0.250%	Weekly	MS	01/17/30	377	2,719,432	2,784,394	129,154
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	07/11/28	14,675	3,164,271	4,025,059	996,215
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/29/25	42,158	2,593,691	3,701,894	1,275,899
					184,228	21,450,885	23,314,955	2,592,857
Consumer Services
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,486	7,025,427	8,602,811	1,787,578
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/16/29	166,191	4,614,853	4,718,162	211,748
Carnival Corp. (Panama)	USFF +0.250%	Weekly	MS	01/17/30	140,147	2,572,461	3,940,934	1,429,234
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/12/29	36,017	7,788,972	7,850,625	223,396
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	17,433	2,540,819	2,940,598	466,843
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	12,187	3,267,863	3,329,610	138,741
McDonald's Corp.	USFF +0.250%	Weekly	MS	07/29/25	25,638	7,295,990	7,490,654	592,582
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	07/16/29	31,004	2,610,514	2,904,145	362,318
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/29/25	63,195	8,331,845	9,364,235	1,392,121
					493,298	46,048,744	51,141,774	6,604,561
Consumer Staples Distribution & Retail
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	01/17/30	48,998	4,249,824	4,852,762	702,855
Kroger Co. (The)	USFF +0.250%	Weekly	MS	07/29/25	22,139	1,357,162	1,588,030	291,249
Sysco Corp.	USFF +0.250%	Weekly	MS	07/11/28	17,118	1,213,825	1,296,517	116,332
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	82,305	9,092,838	8,119,388	(634,505)
Walmart, Inc.	USFF +0.250%	Weekly	MS	07/29/25	30,609	2,415,556	2,992,948	708,432
					201,169	18,329,205	18,849,645	1,184,363
Energy
Baker Hughes Co.	USFF +0.250%	Weekly	MS	01/10/28	42,358	1,500,337	1,624,006	191,021

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Chevron Corp.	USFF +0.250%	Weekly	MS	07/16/29	55,502	$8,005,940	$7,947,331	$314,209
Devon Energy Corp.	USFF +0.250%	Weekly	MS	01/17/30	211,758	7,123,619	6,736,022	(170,125)
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	07/29/25	67,769	8,041,885	8,105,850	541,757
EQT Corp.	USFF +0.250%	Weekly	MS	01/17/30	124,253	6,498,719	7,246,435	913,550
Halliburton Co.	USFF +0.250%	Weekly	MS	07/29/25	153,644	3,615,147	3,131,265	(322,215)
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	07/11/28	206,188	5,209,737	6,061,927	1,101,560
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	01/17/30	60,210	2,581,699	2,529,422	22,294
Phillips 66	USFF +0.250%	Weekly	MS	01/17/30	24,976	2,820,979	2,979,637	241,074
Schlumberger NV (Curacao)	USFF +0.250%	Weekly	MS	01/17/30	42,430	1,418,969	1,434,134	56,961
Texas Pacific Land Corp.	USFF +0.250%	Weekly	MS	07/16/29	520	584,655	549,323	(19,761)
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/06/26	8,613	949,349	1,157,759	280,213
					998,221	48,351,035	49,503,111	3,150,538
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	USFF +0.250%	Weekly	MS	07/29/25	19,068	3,976,955	3,880,338	123,529
Digital Realty Trust, Inc.	USFF +0.250%	Weekly	MS	01/10/28	13,916	2,074,882	2,425,976	512,561
Equity Residential	USFF +0.250%	Weekly	MS	01/17/30	17,951	1,238,194	1,211,513	20,052
Extra Space Storage, Inc.	USFF +0.250%	Weekly	MS	07/29/25	10,052	1,427,767	1,482,067	118,710
Kimco Realty Corp.	USFF +0.250%	Weekly	MS	01/17/30	84,499	1,721,341	1,776,169	117,440
Prologis, Inc.	USFF +0.250%	Weekly	MS	01/17/30	11,100	1,112,677	1,166,832	89,405
Realty Income Corp.	USFF +0.250%	Weekly	MS	07/11/28	86,071	4,603,581	4,958,550	662,242
Ventas, Inc.	USFF +0.250%	Weekly	MS	07/16/29	52,414	3,189,472	3,309,944	233,523
VICI Properties, Inc.	USFF +0.250%	Weekly	MS	07/11/28	172,597	5,197,706	5,626,662	700,727
Welltower, Inc.	USFF +0.250%	Weekly	MS	07/08/27	44,232	5,730,758	6,799,785	1,301,600
					511,900	30,273,333	32,637,836	3,879,789
Exchange Traded Funds
SPDR S&P 500 ETF Trust	USFF +0.250%	Weekly	MS	01/17/30	12,068	7,276,059	7,456,214	362,859
Financial Services
American Express Co.	USFF +0.250%	Weekly	MS	01/07/27	5,978	958,299	1,906,862	1,007,808
Ameriprise Financial, Inc.	USFF +0.250%	Weekly	MS	07/11/28	750	317,268	400,298	96,426
Apollo Global Management, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,234	898,168	742,548	(128,853)
Bank of New York Mellon Corp. (The)	USFF +0.250%	Weekly	MS	01/12/29	4,172	267,384	380,111	126,752
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	07/29/25	19,172	4,884,079	9,313,182	4,543,826
Blackrock, Inc.	USFF +0.250%	Weekly	MS	07/29/25	2,388	1,389,531	2,505,609	1,186,287
Blackstone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,480	865,005	969,278	159,237

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Capital One Financial Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,661	$388,878	$778,914	$413,866
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	10,228	2,118,567	2,385,272	329,766
Charles Schwab Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	7,292	478,807	665,322	219,255
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	22,224	5,016,157	6,125,379	1,437,954
Coinbase Global, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	7,407	1,819,728	2,596,079	819,541
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/08/27	13,887	3,825,862	4,607,984	872,142
Fiserv, Inc.	USFF +0.250%	Weekly	MS	01/10/28	36,184	5,532,790	6,238,483	835,560
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	07/29/25	79,070	2,205,064	1,885,820	49,913
Global Payments, Inc.	USFF +0.250%	Weekly	MS	01/17/30	18,821	1,476,924	1,506,433	69,024
Goldman Sachs Group, Inc. (The)	USFF +0.250%	Weekly	MS	07/08/27	2,513	873,664	1,778,576	995,870
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/29/25	30,584	4,459,747	5,611,246	1,334,508
Invesco Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/29/25	3,337	47,453	52,624	15,003
KKR & Co., Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,203	463,061	559,125	110,488
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/25	11,549	5,837,347	6,489,845	830,689
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	07/29/25	49,842	3,626,307	4,456,872	950,716
Northern Trust Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,331	93,672	168,757	84,970
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	101,557	6,621,764	7,547,716	1,081,239
Raymond James Financial, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,046	113,071	160,425	55,078
S&P Global, Inc.	USFF +0.250%	Weekly	MS	11/03/25	5,051	2,391,217	2,663,342	339,884
State Street Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,401	134,389	148,982	20,570
Synchrony Financial	USFF +0.250%	Weekly	MS	07/16/29	1,848	95,565	123,336	32,603
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	07/29/25	13,275	1,444,407	1,281,038	151,682
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/25	25,951	7,871,441	9,213,903	1,624,825
					496,436	66,515,616	83,263,361	19,666,629
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/29/25	49,108	2,537,765	2,879,202	746,804
Campbell's Company (The)	USFF +0.250%	Weekly	MS	01/17/30	220,346	8,041,570	6,753,605	(1,075,049)
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	07/29/25	55,314	3,432,638	3,913,466	789,848
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	272,048	6,574,727	5,568,823	(727,126)
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	28,976	5,625,728	4,713,816	(727,427)
General Mills, Inc.	USFF +0.250%	Weekly	MS	07/29/25	84,579	4,778,069	4,382,038	(175,760)
Kellanova	USFF +0.250%	Weekly	MS	01/12/29	40,869	2,776,216	3,250,312	595,529
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	07/11/28	137,511	4,377,106	4,546,114	327,049
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	07/29/25	207,019	6,039,870	5,345,231	(260,597)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	07/29/25	21,502	$1,089,150	$1,034,031	$1,423
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	38,229	2,389,379	2,578,164	338,689
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/16/29	39,847	5,571,802	5,261,398	(107,879)
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/29/25	9,437	1,172,966	1,718,761	685,630
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	104,187	5,917,277	5,828,221	136,088
					1,308,972	60,324,263	57,773,182	547,222
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	07/29/25	16,587	2,060,931	2,255,998	348,344
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	293,945	8,858,957	8,900,655	320,798
Boston Scientific Corp.	USFF +0.250%	Weekly	MS	01/17/30	12,532	1,209,658	1,346,062	165,353
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,484	806,689	1,089,312	321,186
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/05/26	16,320	3,727,777	4,893,552	1,311,847
Centene Corp.	USFF +0.250%	Weekly	MS	01/17/30	47,111	2,622,642	2,557,185	(3,524)
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/06/26	13,326	3,813,144	4,405,309	757,372
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/29/25	80,530	4,282,424	5,554,959	1,485,930
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/11/28	11,626	1,617,720	1,656,124	76,878
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,655	3,340,661	3,366,449	133,431
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	141,991	9,414,687	10,517,273	1,332,445
Hologic, Inc.	USFF +0.250%	Weekly	MS	07/29/25	116,135	7,627,014	7,567,357	119,096
McKesson Corp.	USFF +0.250%	Weekly	MS	07/29/25	4,189	2,755,619	3,069,615	387,555
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	80,027	6,643,200	6,975,954	578,899
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	8,191	2,244,591	2,440,099	248,615
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	54,087	3,234,109	4,101,958	944,055
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	07/29/25	19,598	6,910,007	6,113,988	(571,370)
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	07/16/29	36,526	6,539,510	6,616,685	239,200
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,106	833,939	830,558	18,887
					976,966	78,543,279	84,259,092	8,214,997
Household & Personal Products
Clorox Co. (The)	USFF +0.250%	Weekly	MS	01/17/30	23,574	3,065,290	2,830,530	(155,985)
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	34,076	2,876,747	3,097,508	341,560
Kenvue, Inc.	USFF +0.250%	Weekly	MS	01/12/29	44,139	869,326	923,829	94,296

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products — (continued)
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	01/07/27	30,519	$3,901,109	$3,934,509	$253,087
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/29/25	28,769	4,612,303	4,583,477	210,591
					161,077	15,324,775	15,369,853	743,549
Insurance
Aflac, Inc.	USFF +0.250%	Weekly	MS	07/29/25	41,228	4,097,331	4,347,905	450,826
Aon PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	14,644	4,840,213	5,224,393	518,973
Assurant, Inc.	USFF +0.250%	Weekly	MS	07/29/25	10,008	1,985,491	1,976,480	50,550
Brown & Brown, Inc.	USFF +0.250%	Weekly	MS	07/08/27	41,351	4,287,190	4,584,585	413,718
Chubb Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	4,952	1,297,805	1,434,693	199,760
Cincinnati Financial Corp.	USFF +0.250%	Weekly	MS	07/11/28	18,764	2,567,972	2,794,335	344,276
Globe Life, Inc.	USFF +0.250%	Weekly	MS	01/17/30	38,964	4,721,275	4,842,836	232,205
Hartford Insurance Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	36,472	4,111,823	4,627,203	668,660
Loews Corp.	USFF +0.250%	Weekly	MS	07/29/25	33,007	2,389,204	3,025,422	708,077
Progressive Corp. (The)	USFF +0.250%	Weekly	MS	07/16/29	12,883	3,228,840	3,437,957	281,611
Travelers Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	9,398	2,296,077	2,514,341	296,932
W R Berkley Corp.	USFF +0.250%	Weekly	MS	01/17/30	72,202	5,111,577	5,304,681	351,776
Willis Towers Watson PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	1,698	471,197	520,437	69,241
					335,571	41,405,995	44,635,268	4,586,605
Materials
Amcor PLC (Jersey)	USFF +0.250%	Weekly	MS	01/17/30	333,006	3,061,742	3,060,325	109,414
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/17/30	20,713	3,676,071	3,634,510	70,521
Ball Corp.	USFF +0.250%	Weekly	MS	01/17/30	8,136	405,112	456,348	63,358
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	47,982	3,796,465	4,414,344	729,732
Corteva, Inc.	USFF +0.250%	Weekly	MS	07/16/29	66,766	4,201,131	4,976,070	886,587
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/12/29	145,478	9,970,047	9,978,336	338,647
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/11/28	61,893	4,993,515	4,620,931	(167,775)
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/25	15,493	6,637,082	7,269,006	875,358
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/08/27	112,256	8,398,619	6,495,132	(1,417,870)
Newmont Corp.	USFF +0.250%	Weekly	MS	07/16/29	50,609	2,258,323	2,948,480	767,377
Packaging Corp. of America	USFF +0.250%	Weekly	MS	01/17/30	27,074	5,180,386	5,102,095	74,007

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	55,457	$6,374,547	$6,308,234	$140,937
Smurfit WestRock PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	2,884	135,281	124,445	(3,607)
					947,747	59,088,321	59,388,256	2,466,686
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/25	94,892	9,345,050	16,722,817	7,681,888
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,265	351,987	517,145	174,085
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	90,902	3,117,729	3,244,292	201,154
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	01/17/30	7,889	1,077,656	1,259,873	209,016
Fox Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	129,194	5,091,240	7,240,032	2,331,254
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/25	19,136	5,982,035	14,124,090	8,333,731
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	4,694	4,614,889	6,285,876	1,895,725
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	67,618	5,432,335	4,864,439	(315,970)
Paramount Global, Class B	USFF +0.250%	Weekly	MS	01/17/30	6,382	73,737	82,328	11,336
Take-Two Interactive Software, Inc.	USFF +0.250%	Weekly	MS	07/29/25	1,184	171,714	287,534	120,539
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	84,606	7,813,283	10,491,990	2,934,706
					507,762	43,071,655	65,120,416	23,577,464
Pharmaceuticals, Biotechnology & Life Sciences
Biogen, Inc.	USFF +0.250%	Weekly	MS	07/16/29	76,353	11,748,860	9,589,173	(1,884,714)
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/12/29	109,949	4,689,301	5,089,539	701,705
Danaher Corp.	USFF +0.250%	Weekly	MS	07/29/25	11,002	2,067,983	2,173,335	176,306
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	07/29/25	64,122	5,189,535	7,109,206	2,293,445
Incyte Corp.	USFF +0.250%	Weekly	MS	07/11/28	105,834	6,864,351	7,207,295	503,894
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	71,279	10,905,492	11,232,858	582,650
Johnson & Johnson	USFF +0.250%	Weekly	MS	07/29/25	43,604	6,349,858	6,660,511	949,933
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/29/25	91,044	8,279,077	7,207,043	(594,929)
Pfizer, Inc.	USFF +0.250%	Weekly	MS	01/17/30	213,854	4,869,184	5,183,821	492,810
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/17/30	15,844	6,597,253	6,424,108	(12,994)
Viatris, Inc.	USFF +0.250%	Weekly	MS	07/11/28	454,283	4,080,400	4,056,747	202,260
					1,257,168	71,641,294	71,933,636	3,410,366
Real Estate Management & Development
CBRE Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	48,412	5,690,995	6,783,489	1,225,483
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	07/29/25	34,756	4,726,649	6,362,781	1,816,785

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/29/25	23,760	$3,885,934	$6,549,444	$2,871,942
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/29/25	31,770	2,193,703	3,092,492	960,589
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/29/25	17,998	1,568,425	2,218,254	696,354
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	138,876	8,266,351	21,941,019	13,876,116
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/17/30	174,519	7,249,787	9,146,541	2,066,701
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	56,745	8,149,891	9,037,209	1,276,657
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	192,061	13,397,445	14,312,386	1,496,196
					670,485	49,438,185	72,660,126	25,061,340
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	20,452	5,898,714	6,112,898	361,761
ANSYS, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,678	889,533	940,567	72,509
Cognizant Technology Solutions Corp., Class A	USFF +0.250%	Weekly	MS	07/29/25	4,040	256,448	315,241	83,943
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	01/07/27	29,863	4,736,057	5,280,376	624,424
Fortinet, Inc.	USFF +0.250%	Weekly	MS	01/17/30	40,648	4,169,673	4,297,307	225,718
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/11/28	223,364	5,416,202	6,566,902	1,432,428
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	9,316	1,398,135	1,677,439	311,792
International Business Machines Corp.	USFF +0.250%	Weekly	MS	01/10/28	2	361	590	2,219
Microsoft Corp.	USFF +0.250%	Weekly	MS	07/29/25	64,748	19,141,823	32,206,303	14,067,506
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	56,554	2,114,557	7,709,441	5,644,956
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,298	5,447,861	5,837,318	530,455
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,465	1,426,241	1,490,251	106,734
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	12,620	2,605,927	3,644,656	1,108,081
					480,048	53,501,532	76,079,289	24,572,526
Technology Hardware & Equipment
Apple, Inc.	USFF +0.250%	Weekly	MS	07/29/25	127,708	13,966,361	26,201,850	13,115,633
CDW Corp.	USFF +0.250%	Weekly	MS	01/07/27	11,868	2,042,402	2,119,506	139,193
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/29/25	102,354	5,412,622	7,101,321	2,122,133
Corning, Inc.	USFF +0.250%	Weekly	MS	01/17/30	16,671	662,802	876,728	234,776
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	01/17/30	21,867	1,869,355	2,680,894	863,450
F5, Inc.	USFF +0.250%	Weekly	MS	01/10/28	12,343	2,560,668	3,632,792	1,144,936
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/10/28	303,440	4,613,963	6,205,348	1,792,573
HP, Inc.	USFF +0.250%	Weekly	MS	07/29/25	132,662	3,486,001	3,244,913	136,999
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/12/29	28,720	3,984,840	6,263,832	2,376,440

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Juniper Networks, Inc.	USFF +0.250%	Weekly	MS	01/17/30	120,499	$4,247,240	$4,811,525	$687,981
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	25	9,919	10,512	1,689
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/08/27	23,519	2,102,819	2,505,949	510,232
Ralliant Corp.	USFF +0.250%	Weekly	MS	01/17/30	10,886	568,313	527,862	541,855
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	23,418	2,991,913	3,379,920	475,420
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	07/29/25	2,773	1,145,431	1,420,636	302,654
Western Digital Corp.	USFF +0.250%	Weekly	MS	01/17/30	95,088	5,931,188	6,084,681	292,659
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	34,170	8,930,064	10,536,661	1,815,769
					1,068,011	64,525,901	87,604,930	26,554,392
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/08/27	104,100	2,347,028	3,012,654	839,525
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	07/29/25	11,248	2,037,071	2,679,948	736,972
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	37,529	1,392,099	1,623,880	392,550
					152,877	5,776,198	7,316,482	1,969,047
Transportation
CSX Corp.	USFF +0.250%	Weekly	MS	07/29/25	84,743	2,444,080	2,765,164	421,978
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	105,729	4,497,299	5,199,752	850,795
FedEx Corp.	USFF +0.250%	Weekly	MS	07/11/28	24,957	5,488,807	5,672,976	379,258
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,273	327,882	398,671	79,153
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	14,662	3,299,679	3,373,433	206,847
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	60,132	6,459,411	6,069,724	(104,629)
					294,496	22,517,158	23,479,720	1,833,402
Utilities
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	01/05/26	18,464	3,454,443	5,959,441	2,615,845
Duke Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,045	337,764	359,310	40,778
Evergy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	25,996	1,723,274	1,791,904	126,068
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/29/25	77,555	9,874,362	12,453,782	2,936,313
PG&E Corp.	USFF +0.250%	Weekly	MS	07/08/27	14,126	206,590	196,916	(2,869)
Pinnacle West Capital Corp.	USFF +0.250%	Weekly	MS	01/17/30	733	66,105	65,582	1,730
Vistra Corp.	USFF +0.250%	Weekly	MS	07/16/29	45,075	5,750,153	8,735,986	3,140,332
					184,994	21,412,691	29,562,921	8,858,197

Total Reference Entity — Long						1,029,860,692	1,199,137,503	209,632,901

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Ford Motor Co.	USFF -0.250%	Weekly	MS	01/10/28	(234,682)	$(2,792,793)	$(2,546,300)	$(11,842)
Banks
KeyCorp.	USFF -0.250%	Weekly	MS	01/07/27	(6,548)	(160,409)	(114,066)	25,247
Regions Financial Corp.	USFF -0.250%	Weekly	MS	07/08/27	(4,532)	(113,248)	(106,593)	(4,021)
					(11,080)	(273,657)	(220,659)	21,226
Capital Goods
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,709)	(4,237,298)	(5,554,649)	(1,451,042)
Boeing Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(36,612)	(7,505,875)	(7,671,312)	(410,783)
Builders FirstSource, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(51,978)	(5,792,954)	(6,065,313)	(455,393)
Carrier Global Corp.	USFF -0.250%	Weekly	MS	07/16/29	(34,130)	(2,573,122)	(2,497,975)	(23,466)
Eaton Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	01/22/30	(10,106)	(3,220,621)	(3,607,741)	(504,009)
Fastenal Co.	USFF -0.250%	Weekly	MS	01/12/29	(162,286)	(6,438,594)	(6,816,012)	(629,079)
GE Vernova, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(659)	(288,067)	(348,710)	(69,087)
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,045)	(198,383)	(149,654)	43,146
Honeywell International, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(8,612)	(1,880,233)	(2,005,563)	(188,946)
Hubbell, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,827)	(3,771,212)	(3,605,035)	24,795
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(46,650)	(10,449,790)	(11,264,109)	(1,237,300)
IDEX Corp.	USFF -0.250%	Weekly	MS	01/12/29	(17,512)	(3,980,461)	(3,074,582)	756,317
Lennox International, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(14,794)	(8,242,216)	(8,480,513)	(531,453)
Nordson Corp.	USFF -0.250%	Weekly	MS	01/12/29	(16,093)	(4,155,658)	(3,449,856)	536,586
PACCAR, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(98,102)	(10,375,150)	(9,325,576)	519,735
Parker-Hannifin Corp.	USFF -0.250%	Weekly	MS	01/22/30	(7,636)	(4,772,799)	(5,333,517)	(718,552)
Pentair PLC (Ireland)	USFF -0.250%	Weekly	MS	01/22/30	(64,203)	(5,801,497)	(6,591,080)	(995,908)
Quanta Services, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(3,585)	(1,016,928)	(1,355,417)	(370,034)
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(16,498)	(4,721,234)	(5,480,141)	(992,105)
Trane Technologies PLC (Ireland)	USFF -0.250%	Weekly	MS	01/22/30	(14,280)	(5,561,790)	(6,246,215)	(872,327)
TransDigm Group, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(4,809)	(6,530,863)	(7,312,758)	(997,218)
Xylem, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(33,685)	(4,434,723)	(4,357,492)	(92,713)
					(658,811)	(105,949,468)	(110,593,220)	(8,658,836)
Commercial & Professional Services
Copart, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(31,449)	(1,877,026)	(1,543,202)	274,997
Dayforce, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(186,065)	(11,626,193)	(10,306,140)	951,998
Equifax, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(29,545)	(8,159,931)	(7,663,087)	199,422
Rollins, Inc.	USFF -0.250%	Weekly	MS	07/29/25	(87,530)	(4,514,752)	(4,938,443)	(594,678)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Verisk Analytics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,570)	$(3,048,959)	$(3,292,555)	$(353,175)
Waste Management, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(15,244)	(3,458,294)	(3,488,132)	(159,154)
					(360,403)	(32,685,155)	(31,231,559)	319,410
Consumer Discretionary Distribution & Retail
CarMax, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(12,776)	(872,965)	(858,675)	(8,940)
eBay, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(24,551)	(1,756,765)	(1,828,067)	(130,619)
Genuine Parts Co.	USFF -0.250%	Weekly	MS	07/16/29	(53,578)	(7,064,821)	(6,499,547)	214,983
O'Reilly Automotive, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(21,931)	(1,961,975)	(1,976,641)	(76,187)
Pool Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,999)	(1,869,612)	(1,457,109)	330,870
Ross Stores, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(24,208)	(3,707,547)	(3,088,457)	479,694
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/12/29	(223,396)	(12,107,691)	(11,788,607)	(155,917)
					(365,439)	(29,341,376)	(27,497,103)	653,884
Consumer Durables & Apparel
DR Horton, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(30,606)	(4,767,836)	(3,945,726)	648,299
Lululemon Athletica, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(11,135)	(4,706,514)	(2,645,453)	1,912,487
NIKE, Inc., Class B	USFF -0.250%	Weekly	MS	01/22/30	(69,805)	(5,094,822)	(4,958,947)	(34,504)
PulteGroup, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(28,844)	(2,953,713)	(3,041,888)	(187,308)
					(140,390)	(17,522,885)	(14,592,014)	2,338,974
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(46,844)	(6,603,379)	(6,199,335)	195,305
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(149,866)	(8,667,099)	(8,414,976)	(22,074)
Domino's Pizza, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,753)	(5,497,597)	(5,295,902)	(10,224)
DoorDash, Inc., Class A	USFF -0.250%	Weekly	MS	01/22/30	(15,793)	(3,220,849)	(3,893,132)	(773,733)
Hilton Worldwide Holdings, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(15,650)	(3,934,541)	(4,168,221)	(357,767)
Las Vegas Sands Corp.	USFF -0.250%	Weekly	MS	07/11/28	(74,148)	(3,243,436)	(3,226,179)	(138,714)
MGM Resorts International	USFF -0.250%	Weekly	MS	07/16/29	(162,511)	(5,779,438)	(5,588,753)	8,080
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/29/25	(438,892)	(8,721,473)	(8,900,730)	(460,055)
Royal Caribbean Cruises Ltd. (Liberia)	USFF -0.250%	Weekly	MS	01/22/30	(1,779)	(476,760)	(557,076)	(162,896)
Starbucks Corp.	USFF -0.250%	Weekly	MS	07/16/29	(47,867)	(4,732,876)	(4,386,053)	144,527
					(965,103)	(50,877,448)	(50,630,357)	(1,577,551)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	USFF -0.250%	Weekly	MS	01/22/30	(3,823)	$(3,865,210)	$(3,784,541)	$(41,219)
Dollar General Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1)	(221)	(114)	806
					(3,824)	(3,865,431)	(3,784,655)	(40,413)
Energy
APA Corp.	USFF -0.250%	Weekly	MS	07/16/29	(89,105)	(2,568,420)	(1,629,730)	791,104
ConocoPhillips	USFF -0.250%	Weekly	MS	01/22/30	(65,562)	(6,463,029)	(5,883,534)	285,879
Coterra Energy, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(262,294)	(6,464,263)	(6,657,022)	(434,744)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(45,642)	(8,181,061)	(6,271,211)	1,530,565
Expand Energy Corp.	USFF -0.250%	Weekly	MS	01/22/30	(38,253)	(4,231,521)	(4,473,306)	(396,375)
Exxon Mobil Corp.	USFF -0.250%	Weekly	MS	01/22/30	(19,687)	(2,127,322)	(2,122,259)	(77,018)
Hess Corp.	USFF -0.250%	Weekly	MS	01/10/28	(61,265)	(8,656,604)	(8,487,653)	(186,898)
Marathon Petroleum Corp.	USFF -0.250%	Weekly	MS	07/16/29	(41,474)	(6,366,133)	(6,889,246)	(778,327)
ONEOK, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(43,845)	(4,020,733)	(3,579,067)	288,148
Targa Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(30,845)	(5,452,252)	(5,369,498)	(105,321)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/16/29	(39,827)	(2,361,750)	(2,501,534)	(234,597)
					(737,799)	(56,893,088)	(53,864,060)	682,416
Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(72,602)	(7,483,423)	(5,273,083)	1,713,978
American Tower Corp.	USFF -0.250%	Weekly	MS	01/22/30	(7,383)	(1,635,695)	(1,631,791)	(45,793)
BXP, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(21,771)	(1,663,739)	(1,468,889)	94,738
Camden Property Trust	USFF -0.250%	Weekly	MS	01/22/30	(30,572)	(3,645,326)	(3,445,159)	35,586
Crown Castle, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(17,066)	(1,944,271)	(1,753,190)	41,561
Equinix, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(7,546)	(6,509,415)	(6,002,617)	212,666
Essex Property Trust, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(14,404)	(4,071,923)	(4,082,094)	(174,755)
Federal Realty Investment Trust	USFF -0.250%	Weekly	MS	07/16/29	(11,684)	(1,358,642)	(1,109,863)	175,794
Healthpeak Properties, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(206,164)	(4,083,847)	(3,609,932)	302,819
Host Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(59,922)	(1,135,705)	(920,402)	124,645
Invitation Homes, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(32,240)	(1,119,631)	(1,057,472)	3,302
Iron Mountain, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(67,689)	(7,018,163)	(6,942,861)	(277,902)
Mid-America Apartment Communities, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(4,224)	(632,692)	(625,194)	(11,876)
Public Storage	USFF -0.250%	Weekly	MS	07/16/29	(5,490)	(1,738,227)	(1,610,876)	45,309

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Equity Real Estate Investment Trusts (REITs) — (continued)
Regency Centers Corp.	USFF -0.250%	Weekly	MS	07/16/29	(8,691)	$(633,409)	$(619,060)	$(10,434)
SBA Communications Corp.	USFF -0.250%	Weekly	MS	07/16/29	(6,290)	(1,525,212)	(1,477,144)	(18,311)
Simon Property Group, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(20,620)	(3,334,452)	(3,314,871)	(128,437)
UDR, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(45,759)	(1,964,920)	(1,868,340)	17,988
Weyerhaeuser Co.	USFF -0.250%	Weekly	MS	01/10/28	(95,540)	(2,936,652)	(2,454,423)	325,740
					(735,657)	(54,435,344)	(49,267,261)	2,426,618
Financial Services
FactSet Research Systems, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(8,142)	(3,808,982)	(3,641,754)	26,396
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	07/29/25	(134,724)	(11,469,256)	(10,967,881)	(37,532)
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(60,038)	(10,485,876)	(10,817,046)	(762,283)
MarketAxess Holdings, Inc.	USFF -0.250%	Weekly	MS	11/03/25	(28,236)	(6,530,213)	(6,306,228)	(44,574)
Moody's Corp.	USFF -0.250%	Weekly	MS	01/22/30	(5,893)	(2,796,776)	(2,955,870)	(247,093)
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(9,853)	(5,878,683)	(5,682,619)	(73,424)
					(246,886)	(40,969,786)	(40,371,398)	(1,138,510)
Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	USFF -0.250%	Weekly	MS	01/22/30	(37,165)	(1,854,081)	(1,961,569)	(177,340)
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	07/29/25	(87,017)	(4,907,233)	(2,341,627)	2,303,795
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	07/11/28	(7,500)	(802,875)	(602,100)	158,198
Hershey Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(34,211)	(5,869,570)	(5,677,315)	(54,320)
Hormel Foods Corp.	USFF -0.250%	Weekly	MS	07/16/29	(266,571)	(8,188,317)	(8,063,773)	(179,892)
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(22,369)	(2,748,579)	(2,196,636)	352,314
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(93,151)	(6,967,805)	(4,829,879)	1,845,739
McCormick & Co., Inc., non-voting shares	USFF -0.250%	Weekly	MS	07/16/29	(133,074)	(10,404,575)	(10,089,671)	(78,005)
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	01/10/28	(103,161)	(6,001,316)	(6,462,005)	(650,331)
					(784,219)	(47,744,351)	(42,224,575)	3,520,158
Health Care Equipment & Services
Align Technology, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(9,895)	(2,785,818)	(1,873,420)	824,746
Becton Dickinson & Co.	USFF -0.250%	Weekly	MS	01/22/30	(9,114)	(2,227,268)	(1,569,887)	568,489
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/06/26	(87,205)	(8,148,705)	(6,205,508)	1,685,443

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Dexcom, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(74,716)	$(8,288,685)	$(6,521,960)	$1,504,531
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	07/06/26	(81,515)	(6,932,803)	(6,375,288)	338,327
HCA Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(14,986)	(5,176,223)	(5,741,137)	(738,815)
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(25,372)	(2,130,687)	(1,853,425)	210,390
Humana, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(8,349)	(2,202,478)	(2,041,164)	83,150
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(15,436)	(7,972,428)	(8,278,944)	(563,421)
Insulet Corp.	USFF -0.250%	Weekly	MS	01/10/28	(22,291)	(6,666,607)	(7,003,386)	(547,524)
Intuitive Surgical, Inc.	USFF +0.250%	Weekly	MS	07/16/29	(8,841)	(4,914,000)	(4,804,288)	(45,727)
Labcorp Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(25,012)	(6,012,967)	(6,565,900)	(768,782)
Quest Diagnostics, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(9,358)	(1,626,532)	(1,680,978)	(107,968)
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	07/06/26	(17,742)	(4,092,274)	(4,261,983)	(352,393)
Stryker Corp.	USFF -0.250%	Weekly	MS	01/22/30	(9,677)	(3,723,355)	(3,828,512)	(235,556)
					(419,509)	(72,900,830)	(68,605,780)	1,854,890
Household & Personal Products
Church & Dwight Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(81,834)	(8,157,098)	(7,865,066)	(4,745)
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/08/27	(3,843)	(843,336)	(310,514)	488,354
					(85,677)	(9,000,434)	(8,175,580)	483,609
Insurance
Allstate Corp. (The)	USFF -0.250%	Weekly	MS	07/16/29	(22,850)	(4,561,287)	(4,599,934)	(215,301)
American International Group, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(78,961)	(6,721,683)	(6,758,272)	(283,765)
Arch Capital Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(44,523)	(4,237,223)	(4,053,819)	19,948
Arthur J Gallagher & Co.	USFF -0.250%	Weekly	MS	01/22/30	(5,274)	(1,719,241)	(1,688,313)	(25,859)
Erie Indemnity Co., Class A	USFF -0.250%	Weekly	MS	07/16/29	(18,779)	(9,281,467)	(6,512,369)	2,416,751
Everest Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(5,009)	(1,869,514)	(1,702,309)	71,270
Marsh & McLennan Cos., Inc.	USFF -0.250%	Weekly	MS	01/22/30	(9,803)	(2,282,181)	(2,143,328)	67,396
MetLife, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(13,372)	(1,068,959)	(1,075,376)	(32,944)
Principal Financial Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(42,325)	(3,468,438)	(3,361,875)	(64,390)
Prudential Financial, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(36,793)	(3,957,703)	(3,953,040)	(160,585)
					(277,689)	(39,167,696)	(35,848,635)	1,792,521

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(24,305)	$(7,257,505)	$(6,855,468)	$7,145
Albemarle Corp.	USFF -0.250%	Weekly	MS	07/08/27	(17,428)	(2,604,347)	(1,092,213)	1,391,430
Dow, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(303,450)	(13,836,349)	(8,035,356)	4,780,569
Ecolab, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(25,754)	(6,524,984)	(6,939,158)	(635,967)
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(44,996)	(1,957,743)	(1,950,577)	(68,696)
International Flavors & Fragrances, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(49,372)	(5,109,065)	(3,631,311)	1,247,749
International Paper Co.	USFF -0.250%	Weekly	MS	01/22/30	(262,341)	(12,112,022)	(12,285,429)	(664,124)
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,497)	(2,679,112)	(2,468,673)	116,255
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(153,419)	(4,362,449)	(5,596,725)	(1,474,310)
Nucor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(17,046)	(2,546,149)	(2,208,139)	225,492
Sherwin-Williams Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(27,129)	(9,976,903)	(9,315,013)	304,782
Steel Dynamics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(22,036)	(2,739,805)	(2,820,828)	(186,468)
Vulcan Materials Co.	USFF -0.250%	Weekly	MS	01/22/30	(8,872)	(2,258,553)	(2,313,995)	(131,096)
					(960,645)	(73,964,986)	(65,512,885)	4,912,761
Media & Entertainment
Interpublic Group of Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/16/29	(79,636)	(2,187,248)	(1,949,489)	120,598
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(53,294)	(7,476,644)	(8,062,316)	(822,110)
Match Group, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(102,519)	(4,762,816)	(3,166,812)	1,420,733
News Corp., Class A	USFF -0.250%	Weekly	MS	01/22/30	(34,336)	(978,015)	(1,020,466)	(72,349)
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(10,835)	(1,768,783)	(1,971,428)	(262,156)
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(580,623)	(5,804,858)	(6,653,940)	(1,039,059)
					(861,243)	(22,978,364)	(22,824,451)	(654,343)
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(13,802)	(2,611,830)	(2,561,927)	(32,230)
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(35,151)	(4,967,241)	(4,148,170)	645,508
Amgen, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,086)	(1,365,722)	(1,140,852)	147,021
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/06/26	(136,118)	(9,341,993)	(7,003,271)	1,995,853
Charles River Laboratories International, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(626)	(169,947)	(94,983)	70,283
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	07/16/29	(7,180)	(5,958,440)	(5,597,025)	159,853
Mettler-Toledo International, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(2,934)	(3,390,928)	(3,446,628)	(162,545)
Moderna, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(225,993)	(10,022,623)	(6,235,147)	3,470,283

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Regeneron Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,194)	$(4,637,229)	$(2,201,850)	$2,281,622
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(15,483)	(1,896,308)	(1,497,516)	337,742
Vertex Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(19,870)	(9,237,708)	(8,846,124)	99,289
Waters Corp.	USFF -0.250%	Weekly	MS	07/16/29	(15,263)	(5,444,389)	(5,327,398)	(54,986)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(28,539)	(7,920,557)	(6,244,333)	1,414,578
Zoetis, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(34,070)	(6,538,153)	(5,313,216)	955,686
					(543,309)	(73,503,068)	(59,658,440)	11,327,957
Real Estate Management & Development
CoStar Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(101,929)	(8,387,921)	(8,195,092)	(72,512)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,822)	(864,746)	(684,242)	153,786
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(15,671)	(3,589,945)	(3,730,011)	(303,372)
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(91,521)	(7,335,372)	(3,628,808)	3,488,293
First Solar, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,664)	(2,308,401)	(1,599,779)	636,114
Intel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(329,705)	(10,261,087)	(7,385,392)	2,481,161
KLA Corp.	USFF -0.250%	Weekly	MS	01/22/30	(2,806)	(1,966,147)	(2,513,446)	(610,539)
Microchip Technology, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(79,403)	(5,988,713)	(5,587,589)	85,471
Monolithic Power Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,480)	(2,560,696)	(2,545,202)	(75,602)
NXP Semiconductors NV (Netherlands)	USFF -0.250%	Weekly	MS	01/22/30	(9,732)	(2,394,206)	(2,126,345)	171,803
Teradyne, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(25,484)	(3,467,234)	(2,291,521)	1,056,447
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,348)	(3,756,446)	(3,809,412)	(219,957)
					(590,636)	(44,492,993)	(35,901,747)	6,863,605
Software & Services
Adobe, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,075)	(1,137,915)	(802,776)	299,757
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(105,950)	(9,713,497)	(8,450,572)	955,537
Autodesk, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,941)	(2,071,249)	(2,148,725)	(142,463)
Cadence Design Systems, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(8,463)	(2,591,839)	(2,607,873)	(97,533)
Crowdstrike Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(8,395)	(3,376,011)	(4,275,657)	(1,006,018)
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	01/22/30	(2,041)	(3,648,190)	(3,730,866)	(197,681)
Gartner, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,965)	(3,753,310)	(2,815,392)	819,579
Palo Alto Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(27,574)	(5,020,128)	(5,642,743)	(781,136)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
PTC, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,468)	$(1,960,950)	$(1,804,055)	$95,407
ServiceNow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,242)	(3,368,060)	(3,333,035)	(71,095)
Synopsys, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(6,696)	(3,065,439)	(3,432,905)	(466,598)
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,980)	(4,462,454)	(4,730,863)	(409,241)
Workday, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(18,867)	(4,996,417)	(4,528,080)	310,569
					(215,657)	(49,165,459)	(48,303,542)	(690,916)
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF -0.250%	Weekly	MS	01/22/30	(12,707)	(973,175)	(1,254,816)	(313,895)
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(79,909)	(7,292,297)	(8,175,490)	(1,113,783)
Keysight Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(14,883)	(2,533,354)	(2,438,728)	14,981
Super Micro Computer, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(29,076)	(1,182,133)	(1,425,015)	(279,667)
TE Connectivity PLC (Ireland)	USFF -0.250%	Weekly	MS	01/22/30	(22,689)	(3,623,891)	(3,826,954)	(325,109)
Trimble, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(103,726)	(7,430,942)	(7,881,101)	(685,148)
					(262,990)	(23,035,792)	(25,002,104)	(2,702,621)
Transportation
CH Robinson Worldwide, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(57,138)	(5,472,960)	(5,482,391)	(212,008)
Expeditors International of Washington, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(163)	(20,296)	(18,623)	1,363
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,547)	(772,212)	(652,949)	91,459
Norfolk Southern Corp.	USFF -0.250%	Weekly	MS	07/16/29	(14,821)	(3,805,642)	(3,793,731)	(152,752)
Old Dominion Freight Line, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(16,704)	(3,270,491)	(2,711,059)	442,981
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/05/26	(55,274)	(2,485,834)	(1,793,089)	511,950
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(56,583)	(5,857,382)	(4,505,704)	1,166,601
					(205,230)	(21,684,817)	(18,957,546)	1,849,594
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(993,332)	(14,281,594)	(10,449,853)	3,050,289
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	07/06/26	(74,373)	(4,513,794)	(4,497,335)	(349,461)
Ameren Corp.	USFF -0.250%	Weekly	MS	01/22/30	(17,655)	(1,743,985)	(1,695,586)	(19,233)
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	01/07/27	(48,572)	(5,012,486)	(5,039,831)	(351,347)
American Water Works Co., Inc.	USFF -0.250%	Weekly	MS	11/03/25	(19,295)	(2,957,470)	(2,684,127)	93,881
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	07/29/25	(11,181)	(1,610,788)	(1,723,104)	(196,372)
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(46,336)	(1,541,887)	(1,702,385)	(263,945)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Concluded)
June 30, 2025
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(22,967)	$(1,652,704)	$(1,591,154)	$(51,552)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(20,707)	(2,155,061)	(2,077,947)	(1,212)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(65,774)	(3,582,909)	(3,717,546)	(286,746)
DTE Energy Co.	USFF -0.250%	Weekly	MS	01/22/30	(1,627)	(218,811)	(215,512)	(3,651)
Edison International	USFF -0.250%	Weekly	MS	07/16/29	(87,757)	(5,320,777)	(4,528,261)	582,477
Entergy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(55,026)	(4,461,934)	(4,573,761)	(291,244)
Eversource Energy	USFF -0.250%	Weekly	MS	07/29/25	(5,083)	(404,287)	(323,380)	36,857
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(83,442)	(3,589,739)	(3,623,052)	(234,081)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/29/25	(103,356)	(4,394,378)	(4,161,113)	(60,884)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(93,852)	(7,208,771)	(6,515,206)	320,635
NiSource, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(25,899)	(1,022,860)	(1,044,766)	(54,911)
PPL Corp.	USFF -0.250%	Weekly	MS	01/22/30	(62,706)	(2,203,943)	(2,125,106)	(8,804)
Public Service Enterprise Group, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(17,003)	(1,389,075)	(1,431,313)	(95,485)
Sempra	USFF -0.250%	Weekly	MS	07/16/29	(40,791)	(3,441,438)	(3,090,734)	176,663
Southern Co. (The)	USFF -0.250%	Weekly	MS	01/22/30	(23,883)	(2,113,705)	(2,193,176)	(156,656)
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(13,937)	(1,462,169)	(1,452,235)	(71,377)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	11/03/25	(80,479)	(5,554,001)	(5,480,620)	(285,855)
					(2,015,033)	(81,838,566)	(75,937,103)	1,477,986

Total Reference Entity — Short						(963,471,708)	(899,746,066)	24,978,065
Net Value of Reference Entity						$66,388,984	$299,391,437	$234,610,966

*	Includes $1,608,513 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $234,610,966, which are considered Level 2 as of and for the period ended June 30, 2025.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM LARGE VALUE FUND
Portfolio of Investments
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.3%
Automobiles & Components — 1.0%
Aptiv PLC (Jersey)*	898	$ 61,262
Ford Motor Co.	10,078	109,346
General Motors Co.	3,590	176,664
		347,272
Banks — 2.8%
Citigroup, Inc.	5,709	485,950
Citizens Financial Group, Inc.	1,549	69,318
Fifth Third Bancorp	2,735	112,490
Huntington Bancshares, Inc.	5,971	100,074
KeyCorp.	2,381	41,477
PNC Financial Services Group, Inc. (The)	669	124,715
		934,024
Capital Goods — 12.1%
3M Co.	2,040	310,570
A. O. Smith Corp.	582	38,162
Allegion PLC (Ireland)	285	41,074
AMETEK, Inc.	754	136,444
Carrier Global Corp.	903	66,091
Caterpillar, Inc.	1,369	531,459
Cummins, Inc.	565	185,037
Deere & Co.	236	120,004
Dover Corp.	562	102,975
Emerson Electric Co.	448	59,732
Fortive Corp.	1,114	58,073
Generac Holdings, Inc.*	194	27,783
General Dynamics Corp.	141	41,124
General Electric Co.	221	56,883
Honeywell International, Inc.	830	193,290
Howmet Aerospace, Inc.	461	85,806
IDEX Corp.	248	43,541
Illinois Tool Works, Inc.	1,152	284,832
Ingersoll Rand, Inc.	1,316	109,465
Johnson Controls International PLC (Ireland)	1,958	206,804
L3Harris Technologies, Inc.	94	23,579
Lockheed Martin Corp.	753	348,744
Masco Corp.	865	55,671
Nordson Corp.	173	37,086
Otis Worldwide Corp.	1,226	121,399
Parker-Hannifin Corp.	113	78,927
RTX Corp.	111	16,208
Snap-on, Inc.	214	66,593
Stanley Black & Decker, Inc.	633	42,886
Textron, Inc.	597	47,933
United Rentals, Inc.	203	152,940
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Westinghouse Air Brake Technologies Corp.	574	$ 120,167
WW Grainger, Inc.	140	145,634
Xylem, Inc.	155	20,051
		3,976,967
Commercial & Professional Services — 2.5%
Automatic Data Processing, Inc.	1,205	371,622
Broadridge Financial Solutions, Inc.	363	88,220
Jacobs Solutions, Inc.	493	64,805
Leidos Holdings, Inc.	120	18,931
Paychex, Inc.	1,057	153,751
Paycom Software, Inc.	171	39,569
Veralto Corp.	809	81,669
		818,567
Consumer Discretionary Distribution & Retail — 3.0%
Bath & Body Works, Inc.	717	21,481
Best Buy Co., Inc.	865	58,067
CarMax, Inc.*	446	29,976
eBay, Inc.	1,379	102,680
Home Depot, Inc. (The)	301	110,359
Lowe's Cos., Inc.	1,660	368,304
TJX Cos., Inc. (The)	1,486	183,506
Ulta Beauty, Inc.*	151	70,641
Williams-Sonoma, Inc.	367	59,957
		1,004,971
Consumer Durables & Apparel — 2.0%
Deckers Outdoor Corp.*	496	51,123
Garmin Ltd. (Switzerland)	464	96,846
Hasbro, Inc.	574	42,373
Lululemon Athletica, Inc.*	397	94,319
Mohawk Industries, Inc.*	256	26,839
NIKE, Inc., Class B	2,723	193,442
Ralph Lauren Corp.	252	69,119
Tapestry, Inc.	851	74,726
		648,787
Consumer Services — 2.7%
Booking Holdings, Inc.	35	202,623
Caesars Entertainment, Inc.*	700	19,873
Carnival Corp. (Panama)*	3,488	98,083
Darden Restaurants, Inc.	347	75,635
Expedia Group, Inc.	384	64,773
Marriott International, Inc., Class A	168	45,899
McDonald's Corp.	680	198,676
Royal Caribbean Cruises Ltd. (Liberia)	82	25,678

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wynn Resorts Ltd.	375	$ 35,126
Yum! Brands, Inc.	911	134,992
		901,358
Consumer Staples Distribution & Retail — 2.0%
Dollar General Corp.	727	83,154
Dollar Tree, Inc.*	700	69,328
Kroger Co. (The)	2,708	194,245
Sysco Corp.	1,507	114,140
Target Corp.	1,862	183,687
		644,554
Energy — 4.5%
APA Corp.	1,184	21,655
Baker Hughes Co.	3,731	143,047
Chevron Corp.	3,823	547,415
Devon Energy Corp.	1,988	63,238
EOG Resources, Inc.	1,962	234,675
EQT Corp.	1,551	90,454
Halliburton Co.	2,877	58,633
Occidental Petroleum Corp.	3,041	127,753
Phillips 66	351	41,874
Schlumberger NV (Curacao)	4,627	156,393
		1,485,137
Equity Real Estate Investment Trusts (REITs) — 2.3%
Alexandria Real Estate Equities, Inc.	555	40,310
AvalonBay Communities, Inc.	38	7,733
Federal Realty Investment Trust	279	26,502
Kimco Realty Corp.	2,220	46,664
Prologis, Inc.	245	25,754
Realty Income Corp.	2,624	151,169
Regency Centers Corp.	591	42,097
Ventas, Inc.	1,379	87,084
VICI Properties, Inc.	3,146	102,560
Welltower, Inc.	1,403	215,683
		745,556
Financial Services — 5.6%
Cboe Global Markets, Inc.	8	1,866
CME Group, Inc.	435	119,895
Coinbase Global, Inc., Class A*	518	181,554
Corpay, Inc.*	288	95,564
Fiserv, Inc.*	1,846	318,269
Franklin Resources, Inc.	2,153	51,349
Global Payments, Inc.	833	66,673
Intercontinental Exchange, Inc.	656	120,356
Mastercard, Inc., Class A	218	122,503
Nasdaq, Inc.	1,730	154,696
PayPal Holdings, Inc.*	4,012	298,172
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
T Rowe Price Group, Inc.	906	$ 87,429
Visa, Inc., Class A	637	226,167
		1,844,493
Food, Beverage & Tobacco — 6.0%
Altria Group, Inc.	6,903	404,723
Brown-Forman Corp., Class B	1,545	41,576
Bunge Global SA (Switzerland)	438	35,163
Campbell's Company (The)	974	29,853
Coca-Cola Co. (The)	1,082	76,551
Conagra Brands, Inc.	1,956	40,039
Constellation Brands, Inc., Class A	595	96,795
General Mills, Inc.	1,788	92,636
J M Smucker Co. (The)	324	31,817
Kellanova	1,118	88,915
Keurig Dr Pepper, Inc.	4,311	142,522
Kraft Heinz Co. (The)	4,876	125,898
Molson Coors Beverage Co., Class B	830	39,915
Mondelez International, Inc., Class A	2,566	173,051
PepsiCo, Inc.	2,683	354,263
Philip Morris International, Inc.	730	132,955
Tyson Foods, Inc., Class A	1,167	65,282
		1,971,954
Health Care Equipment & Services — 8.9%
Align Technology, Inc.*	236	44,682
Baxter International, Inc.	1,672	50,628
Becton Dickinson & Co.	889	153,130
Cardinal Health, Inc.	777	130,536
Cencora, Inc.	577	173,013
Centene Corp.*	1,550	84,134
Cigna Group (The)	551	182,150
CVS Health Corp.	3,901	269,091
DaVita, Inc.*	281	40,028
Elevance Health, Inc.	730	283,941
GE HealthCare Technologies, Inc.	1,488	110,216
Hologic, Inc.*	781	50,890
Humana, Inc.	374	91,435
McKesson Corp.	304	222,765
Medtronic PLC (Ireland)	2,774	241,810
Molina Healthcare, Inc.*	179	53,324
Quest Diagnostics, Inc.	330	59,278
Solventum Corp.*	567	43,001
UnitedHealth Group, Inc.	1,740	542,828
Universal Health Services, Inc., Class B	224	40,578
Zimmer Biomet Holdings, Inc.	580	52,902
		2,920,360

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — 2.5%
Clorox Co. (The)	405	$ 48,628
Colgate-Palmolive Co.	2,582	234,704
Estee Lauder Cos., Inc. (The), Class A	1,175	94,940
Kenvue, Inc.	291	6,091
Kimberly-Clark Corp.	1,360	175,331
Procter & Gamble Co. (The)	1,767	281,518
		841,212
Insurance — 4.2%
Aflac, Inc.	1,797	189,512
Aon PLC, Class A (Ireland)	661	235,818
Arthur J Gallagher & Co.	245	78,429
Assurant, Inc.	168	33,178
Brown & Brown, Inc.	891	98,785
Cincinnati Financial Corp.	497	74,013
Globe Life, Inc.	274	34,055
Hartford Insurance Group, Inc. (The)	973	123,445
Loews Corp.	861	78,919
Marsh & McLennan Cos., Inc.	234	51,162
MetLife, Inc.	667	53,640
Principal Financial Group, Inc.	392	31,137
Prudential Financial, Inc.	454	48,778
Travelers Cos., Inc. (The)	243	65,012
W R Berkley Corp.	1,181	86,768
Willis Towers Watson PLC (Ireland)	327	100,226
		1,382,877
Materials — 3.2%
Amcor PLC (Jersey)	4,468	41,061
Avery Dennison Corp.	321	56,326
CF Industries Holdings, Inc.	578	53,176
Corteva, Inc.	2,257	168,214
DuPont de Nemours, Inc.	1,715	117,632
Eastman Chemical Co.	472	35,240
International Flavors & Fragrances, Inc.	822	60,458
Linde PLC (Ireland)	113	53,017
LyondellBasell Industries NV, Class A (Netherlands)	1,083	62,662
Mosaic Co. (The)	1,035	37,757
Newmont Corp.	3,683	214,572
Packaging Corp. of America	293	55,216
PPG Industries, Inc.	762	86,677
		1,042,008
Media & Entertainment — 4.0%
Charter Communications, Inc., Class A*	285	116,511
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Comcast Corp., Class A	11,783	$ 420,535
Fox Corp., Class A	1,768	99,079
Interpublic Group of Cos., Inc. (The)	1,531	37,479
Match Group, Inc.	888	27,430
Omnicom Group, Inc.	807	58,056
Walt Disney Co. (The)	4,596	569,950
		1,329,040
Pharmaceuticals, Biotechnology & Life Sciences — 8.3%
Biogen, Inc.*	483	60,660
Bristol-Myers Squibb Co.	6,307	291,951
Charles River Laboratories International, Inc.*	167	25,339
Gilead Sciences, Inc.	4,000	443,480
Incyte Corp.*	633	43,107
IQVIA Holdings, Inc.*	573	90,299
Johnson & Johnson	1,977	301,987
Merck & Co., Inc.	5,887	466,015
Pfizer, Inc.	17,799	431,448
Regeneron Pharmaceuticals, Inc.	383	201,075
Thermo Fisher Scientific, Inc.	869	352,344
Viatris, Inc.	3,944	35,220
		2,742,925
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A*	926	129,751
Semiconductors & Semiconductor Equipment — 2.7%
Applied Materials, Inc.	1,556	284,857
Lam Research Corp.	161	15,672
Microchip Technology, Inc.	183	12,878
NXP Semiconductors NV (Netherlands)	548	119,732
ON Semiconductor Corp.*	1,394	73,060
QUALCOMM, Inc.	1,837	292,561
Skyworks Solutions, Inc.	526	39,197
Teradyne, Inc.	526	47,298
		885,255
Software & Services — 3.5%
Accenture PLC, Class A (Ireland)	1,394	416,653
Adobe, Inc.*	1,059	409,706
EPAM Systems, Inc.*	186	32,888
Gartner, Inc.*	231	93,375
Gen Digital, Inc.	2,528	74,323
International Business Machines Corp.	72	21,224
VeriSign, Inc.	372	107,434
		1,155,603

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Concluded)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 6.9%
Apple, Inc.	960	$ 196,963
CDW Corp.	436	77,865
Cisco Systems, Inc.	6,348	440,424
Dell Technologies, Inc., Class C	2,293	281,122
F5, Inc.*	237	69,754
Hewlett Packard Enterprise Co.	4,315	88,242
HP, Inc.	3,861	94,440
Jabil, Inc.	442	96,400
Juniper Networks, Inc.	1,087	43,404
Keysight Technologies, Inc.*	522	85,535
Motorola Solutions, Inc.	361	151,786
NetApp, Inc.	823	87,691
Ralliant Corp.*	371	18,006
Seagate Technology Holdings PLC (Ireland)	691	99,732
TE Connectivity PLC (Ireland)	1,218	205,440
Teledyne Technologies, Inc.*	145	74,285
Trimble, Inc.*	382	29,024
Western Digital Corp.	1,131	72,373
Zebra Technologies Corp., Class A*	168	51,804
		2,264,290
Telecommunication Services — 3.9%
AT&T, Inc.	16,961	490,851
T-Mobile US, Inc.	1,547	368,588
Verizon Communications, Inc.	10,118	437,806
		1,297,245
Transportation — 3.4%
CH Robinson Worldwide, Inc.	388	37,229
CSX Corp.	5,391	175,908
Delta Air Lines, Inc.	2,159	106,180
Expeditors International of Washington, Inc.	443	50,613
FedEx Corp.	812	184,576
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Norfolk Southern Corp.	71	$ 18,174
Southwest Airlines Co.	1,214	39,382
Union Pacific Corp.	817	187,975
United Airlines Holdings, Inc.*	597	47,539
United Parcel Service, Inc., Class B	2,791	281,723
		1,129,299
Utilities — 0.9%
NRG Energy, Inc.	613	98,435
Vistra Corp.	1,049	203,307
		301,742
TOTAL COMMON STOCKS (Cost $29,946,682)		32,745,247
SHORT-TERM INVESTMENT — 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%(a)	259,155	259,155
TOTAL SHORT-TERM INVESTMENT (Cost $259,155)		259,155

TOTAL INVESTMENTS - 100.1% (Cost $30,205,837)		33,004,402
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(33,788)
NET ASSETS - 100.0%		$32,970,614

(a)	Rate disclosed is the 7-day yield at June 30, 2025.
*	Non-income producing.
PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2025.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.2%
Automobiles & Components — 1.2%
Aptiv PLC (Jersey)*	402	$ 27,424
Ford Motor Co.	238	2,582
General Motors Co.	57	2,805
Tesla, Inc.*	718	228,080
		260,891
Banks — 3.3%
Bank of America Corp.	3,020	142,906
Citigroup, Inc.	746	63,500
Citizens Financial Group, Inc.	174	7,786
Fifth Third Bancorp	266	10,941
Huntington Bancshares, Inc.	69	1,156
JPMorgan Chase & Co.	1,136	329,338
KeyCorp.	367	6,393
M&T Bank Corp.	39	7,566
PNC Financial Services Group, Inc. (The)	156	29,082
Regions Financial Corp.	45	1,058
Truist Financial Corp.	523	22,484
US Bancorp	611	27,648
Wells Fargo & Co.	1,303	104,396
		754,254
Capital Goods — 4.9%
3M Co.	923	140,518
A. O. Smith Corp.	250	16,393
Allegion PLC (Ireland)	140	20,177
AMETEK, Inc.	13	2,352
Axon Enterprise, Inc.*	4	3,312
Boeing Co. (The)*	37	7,753
Builders FirstSource, Inc.*	6	700
Carrier Global Corp.	51	3,733
Caterpillar, Inc.	510	197,987
Cummins, Inc.	174	56,985
Deere & Co.	16	8,136
Dover Corp.	45	8,245
Eaton Corp. PLC (Ireland)	23	8,211
Emerson Electric Co.	33	4,400
Fastenal Co.	56	2,352
Fortive Corp.	20	1,043
GE Vernova, Inc.	16	8,466
Generac Holdings, Inc.*	99	14,178
General Dynamics Corp.	16	4,667
General Electric Co.	65	16,730
Honeywell International, Inc.	38	8,849
Howmet Aerospace, Inc.	24	4,467
Hubbell, Inc.	3	1,225
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Huntington Ingalls Industries, Inc.	2	$ 483
IDEX Corp.	4	702
Illinois Tool Works, Inc.	414	102,362
Ingersoll Rand, Inc.	652	54,233
Johnson Controls International PLC (Ireland)	90	9,506
L3Harris Technologies, Inc.	11	2,759
Lennox International, Inc.	2	1,146
Lockheed Martin Corp.	377	174,604
Masco Corp.	12	772
Nordson Corp.	3	643
Northrop Grumman Corp.	59	29,499
Otis Worldwide Corp.	23	2,277
PACCAR, Inc.	30	2,852
Parker-Hannifin Corp.	7	4,889
Pentair PLC (Ireland)	9	924
Quanta Services, Inc.	8	3,025
Rockwell Automation, Inc.	6	1,993
RTX Corp.	78	11,390
Snap-on, Inc.	101	31,429
Stanley Black & Decker, Inc.	264	17,886
Textron, Inc.	305	24,488
Trane Technologies PLC (Ireland)	13	5,686
TransDigm Group, Inc.	3	4,562
United Rentals, Inc.	104	78,354
Westinghouse Air Brake Technologies Corp.	10	2,094
WW Grainger, Inc.	2	2,080
Xylem, Inc.	14	1,811
		1,113,328
Commercial & Professional Services — 1.4%
Automatic Data Processing, Inc.	657	202,619
Broadridge Financial Solutions, Inc.	6	1,458
Cintas Corp.	20	4,457
Copart, Inc.*	46	2,257
Dayforce, Inc.*	8	443
Equifax, Inc.	6	1,556
Jacobs Solutions, Inc.	92	12,094
Leidos Holdings, Inc.	7	1,104
Paychex, Inc.	159	23,128
Paycom Software, Inc.	91	21,058
Republic Services, Inc.	18	4,439
Rollins, Inc.	24	1,354
Veralto Corp.	401	40,481

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Verisk Analytics, Inc.	8	$ 2,492
Waste Management, Inc.	20	4,577
		323,517
Consumer Discretionary Distribution & Retail — 5.7%
Amazon.com, Inc.*	4,808	1,054,827
AutoZone, Inc.*	1	3,712
Bath & Body Works, Inc.	362	10,846
Best Buy Co., Inc.	366	24,570
CarMax, Inc.*	9	605
eBay, Inc.	27	2,010
Genuine Parts Co.	8	970
Home Depot, Inc. (The)	63	23,098
LKQ Corp.	15	555
Lowe's Cos., Inc.	407	90,301
O'Reilly Automotive, Inc.*	45	4,056
Pool Corp.	2	583
Ross Stores, Inc.	19	2,424
TJX Cos., Inc. (The)	67	8,274
Tractor Supply Co.	30	1,583
Ulta Beauty, Inc.*	73	34,151
Williams-Sonoma, Inc.	199	32,511
		1,295,076
Consumer Durables & Apparel — 0.9%
Deckers Outdoor Corp.*	259	26,695
DR Horton, Inc.	18	2,321
Garmin Ltd. (Switzerland)	11	2,296
Hasbro, Inc.	227	16,757
Lennar Corp., Class A	107	11,835
Lululemon Athletica, Inc.*	200	47,516
Mohawk Industries, Inc.*	119	12,476
NIKE, Inc., Class B	170	12,077
NVR, Inc.*	1	7,386
PulteGroup, Inc.	12	1,265
Ralph Lauren Corp.	122	33,462
Tapestry, Inc.	414	36,353
		210,439
Consumer Services — 1.3%
Airbnb, Inc., Class A*	30	3,970
Booking Holdings, Inc.	23	133,153
Caesars Entertainment, Inc.*	343	9,738
Carnival Corp. (Panama)*	80	2,250
Chipotle Mexican Grill, Inc.*	58	3,257
Darden Restaurants, Inc.	188	40,978
Domino's Pizza, Inc.	2	901
DoorDash, Inc., Class A*	17	4,191
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Expedia Group, Inc.	7	$ 1,181
Hilton Worldwide Holdings, Inc.	14	3,729
Las Vegas Sands Corp.	42	1,827
Marriott International, Inc., Class A	16	4,371
McDonald's Corp.	42	12,271
MGM Resorts International*	16	550
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	26	527
Royal Caribbean Cruises Ltd. (Liberia)	16	5,010
Starbucks Corp.	66	6,048
Wynn Resorts Ltd.	6	562
Yum! Brands, Inc.	456	67,570
		302,084
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	21	20,789
Dollar General Corp.	376	43,007
Dollar Tree, Inc.*	342	33,872
Kroger Co. (The)	281	20,156
Sysco Corp.	29	2,196
Target Corp.	768	75,763
Walmart, Inc.	482	47,130
		242,913
Energy — 2.7%
APA Corp.	597	10,919
Baker Hughes Co.	1,693	64,910
Chevron Corp.	1,032	147,772
ConocoPhillips	68	6,102
Coterra Energy, Inc.	43	1,091
Devon Energy Corp.	38	1,209
Diamondback Energy, Inc.	17	2,336
EOG Resources, Inc.	613	73,321
EQT Corp.	478	27,877
Expand Energy Corp.	10	1,169
Exxon Mobil Corp.	1,305	140,679
Halliburton Co.	1,496	30,488
Hess Corp.	18	2,494
Kinder Morgan, Inc.	130	3,822
Marathon Petroleum Corp.	18	2,990
Occidental Petroleum Corp.	219	9,200
ONEOK, Inc.	35	2,857
Phillips 66	24	2,863
Schlumberger NV (Curacao)	2,395	80,951
Targa Resources Corp.	11	1,915
Texas Pacific Land Corp.	2	2,113

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Valero Energy Corp.	18	$ 2,420
Williams Cos., Inc. (The)	64	4,020
		623,518
Equity Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc.	10	726
American Tower Corp.	27	5,968
AvalonBay Communities, Inc.	8	1,628
BXP, Inc.	9	607
Camden Property Trust	6	676
Crown Castle, Inc.	25	2,568
Digital Realty Trust, Inc.	15	2,615
Equinix, Inc.	4	3,182
Equity Residential	22	1,485
Essex Property Trust, Inc.	3	850
Extra Space Storage, Inc.	11	1,622
Federal Realty Investment Trust	64	6,079
Healthpeak Properties, Inc.	34	595
Host Hotels & Resorts, Inc.	34	522
Invitation Homes, Inc.	30	984
Iron Mountain, Inc.	14	1,436
Kimco Realty Corp.	40	841
Mid-America Apartment Communities, Inc.	6	888
Prologis, Inc.	54	5,677
Public Storage	10	2,934
Realty Income Corp.	54	3,111
Regency Centers Corp.	10	712
SBA Communications Corp.	6	1,409
Simon Property Group, Inc.	19	3,055
UDR, Inc.	19	776
Ventas, Inc.	27	1,705
VICI Properties, Inc.	49	1,598
Welltower, Inc.	1,058	162,646
Weyerhaeuser Co.	42	1,079
		217,974
Financial Services — 9.7%
American Express Co.	279	88,995
Ameriprise Financial, Inc.	38	20,282
Apollo Global Management, Inc.	227	32,204
Bank of New York Mellon Corp. (The)	307	27,971
Berkshire Hathaway, Inc., Class B*	869	422,134
Blackrock, Inc.	67	70,300
Blackstone, Inc.	294	43,977
Capital One Financial Corp.	147	31,276
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Cboe Global Markets, Inc.	6	$ 1,399
Charles Schwab Corp. (The)	87	7,938
CME Group, Inc.	21	5,788
Coinbase Global, Inc., Class A*	411	144,051
Corpay, Inc.*	120	39,818
FactSet Research Systems, Inc.	2	895
Fidelity National Information Services, Inc.	31	2,524
Fiserv, Inc.*	897	154,652
Franklin Resources, Inc.	224	5,342
Global Payments, Inc.	406	32,496
Goldman Sachs Group, Inc. (The)	126	89,177
Intercontinental Exchange, Inc.	45	8,256
Invesco Ltd. (Bermuda)	181	2,854
Jack Henry & Associates, Inc.	4	721
KKR & Co., Inc.	354	47,093
MarketAxess Holdings, Inc.	2	447
Mastercard, Inc., Class A	369	207,356
Moody's Corp.	10	5,016
Morgan Stanley	647	91,136
MSCI, Inc.	4	2,307
Nasdaq, Inc.	929	83,071
Northern Trust Corp.	77	9,763
PayPal Holdings, Inc.*	1,719	127,756
Raymond James Financial, Inc.	85	13,036
S&P Global, Inc.	15	7,909
State Street Corp.	115	12,229
Synchrony Financial	152	10,144
T Rowe Price Group, Inc.	107	10,326
Visa, Inc., Class A	939	333,392
		2,194,031
Food, Beverage & Tobacco — 2.3%
Altria Group, Inc.	1,541	90,349
Archer-Daniels-Midland Co.	28	1,478
Brown-Forman Corp., Class B	762	20,505
Bunge Global SA (Switzerland)	211	16,939
Campbell's Company (The)	482	14,773
Coca-Cola Co. (The)	257	18,183
Conagra Brands, Inc.	769	15,741
Constellation Brands, Inc., Class A	309	50,268
General Mills, Inc.	44	2,280
Hershey Co. (The)	11	1,825
Hormel Foods Corp.	32	968
J M Smucker Co. (The)	6	589
Kellanova	25	1,988
Keurig Dr Pepper, Inc.	82	2,711

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Kraft Heinz Co. (The)	1,924	$ 49,678
Lamb Weston Holdings, Inc.	8	415
McCormick & Co., Inc., non-voting shares	16	1,213
Molson Coors Beverage Co., Class B	12	577
Mondelez International, Inc., Class A	445	30,011
Monster Beverage Corp.*	50	3,132
PepsiCo, Inc.	114	15,053
Philip Morris International, Inc.	882	160,639
Tyson Foods, Inc., Class A	586	32,781
		532,096
Health Care Equipment & Services — 6.3%
Abbott Laboratories	702	95,479
Align Technology, Inc.*	4	757
Baxter International, Inc.	830	25,132
Becton Dickinson & Co.	464	79,924
Boston Scientific Corp.*	70	7,519
Cardinal Health, Inc.	23	3,864
Cencora, Inc.	154	46,177
Centene Corp.*	804	43,641
Cigna Group (The)	73	24,132
Cooper Cos., Inc. (The)*	11	783
CVS Health Corp.	2,041	140,788
DaVita, Inc.*	4	570
Dexcom, Inc.*	18	1,571
Edwards Lifesciences Corp.*	29	2,268
Elevance Health, Inc.	367	142,748
GE HealthCare Technologies, Inc.	747	55,330
HCA Healthcare, Inc.	14	5,363
Henry Schein, Inc.*	7	511
Hologic, Inc.*	198	12,902
Humana, Inc.	195	47,674
IDEXX Laboratories, Inc.*	4	2,145
Insulet Corp.*	4	1,257
Intuitive Surgical, Inc.*	16	8,695
Labcorp Holdings, Inc.	4	1,050
McKesson Corp.	202	148,022
Medtronic PLC (Ireland)	76	6,625
Molina Healthcare, Inc.*	3	894
Quest Diagnostics, Inc.	6	1,078
ResMed, Inc.	8	2,064
Solventum Corp.*	283	21,463
STERIS PLC (Ireland)	5	1,201
Stryker Corp.	18	7,121
UnitedHealth Group, Inc.	1,471	458,908
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Universal Health Services, Inc., Class B	113	$ 20,470
Zimmer Biomet Holdings, Inc.	11	1,003
		1,419,129
Household & Personal Products — 0.4%
Church & Dwight Co., Inc.	12	1,153
Clorox Co. (The)	7	841
Colgate-Palmolive Co.	48	4,363
Estee Lauder Cos., Inc. (The), Class A	588	47,510
Kenvue, Inc.	112	2,344
Kimberly-Clark Corp.	42	5,415
Procter & Gamble Co. (The)	141	22,464
		84,090
Insurance — 1.1%
Aflac, Inc.	32	3,375
Allstate Corp. (The)	13	2,617
American International Group, Inc.	34	2,910
Aon PLC, Class A (Ireland)	371	132,358
Arch Capital Group Ltd. (Bermuda)	22	2,003
Arthur J Gallagher & Co.	15	4,802
Assurant, Inc.	3	592
Brown & Brown, Inc.	464	51,444
Chubb Ltd. (Switzerland)	24	6,953
Cincinnati Financial Corp.	9	1,340
Erie Indemnity Co., Class A	3	1,040
Everest Group Ltd. (Bermuda)	2	680
Globe Life, Inc.	4	497
Hartford Insurance Group, Inc. (The)	17	2,157
Loews Corp.	85	7,791
Marsh & McLennan Cos., Inc.	29	6,341
MetLife, Inc.	40	3,217
Principal Financial Group, Inc.	12	953
Progressive Corp. (The)	35	9,340
Prudential Financial, Inc.	21	2,256
Travelers Cos., Inc. (The)	13	3,478
W R Berkley Corp.	22	1,616
Willis Towers Watson PLC (Ireland)	5	1,533
		249,293
Materials — 2.1%
Air Products and Chemicals, Inc.	10	2,821
Albemarle Corp.	6	376
Amcor PLC (Jersey)	2,337	21,477
Avery Dennison Corp.	129	22,636
Ball Corp.	16	897

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
CF Industries Holdings, Inc.	289	$ 26,588
Corteva, Inc.	1,124	83,772
Dow, Inc.	41	1,086
DuPont de Nemours, Inc.	715	49,042
Eastman Chemical Co.	200	14,932
Ecolab, Inc.	16	4,311
Freeport-McMoRan, Inc.	84	3,641
International Flavors & Fragrances, Inc.	15	1,103
International Paper Co.	27	1,264
Linde PLC (Ireland)	28	13,137
LyondellBasell Industries NV, Class A (Netherlands)	554	32,054
Martin Marietta Materials, Inc.	3	1,647
Mosaic Co. (The)	18	657
Newmont Corp.	1,883	109,703
Nucor Corp.	13	1,684
Packaging Corp. of America	149	28,079
PPG Industries, Inc.	397	45,159
Sherwin-Williams Co. (The)	14	4,807
Smurfit WestRock PLC (Ireland)	211	9,105
Steel Dynamics, Inc.	9	1,152
Vulcan Materials Co.	7	1,826
		482,956
Media & Entertainment — 11.6%
Alphabet, Inc., Class A	5,418	954,814
Charter Communications, Inc., Class A*	57	23,302
Comcast Corp., Class A	6,038	215,496
Electronic Arts, Inc.	106	16,928
Fox Corp., Class A	783	43,879
Interpublic Group of Cos., Inc. (The)	640	15,667
Live Nation Entertainment, Inc.*	11	1,664
Match Group, Inc.	14	433
Meta Platforms, Inc., Class A	1,227	905,637
Netflix, Inc.*	25	33,478
News Corp., Class A	33	981
Omnicom Group, Inc.	379	27,265
Paramount Global, Class B	271	3,496
Take-Two Interactive Software, Inc.*	72	17,485
TKO Group Holdings, Inc.	4	728
Walt Disney Co. (The)	2,962	367,318
Warner Bros Discovery, Inc.*	144	1,650
		2,630,221
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.4%
AbbVie, Inc.	105	$ 19,490
Agilent Technologies, Inc.	14	1,652
Amgen, Inc.	32	8,935
Biogen, Inc.*	250	31,397
Bio-Techne Corp.	8	412
Bristol-Myers Squibb Co.	1,233	57,076
Charles River Laboratories International, Inc.*	84	12,745
Danaher Corp.	291	57,484
Eli Lilly & Co.	45	35,079
Gilead Sciences, Inc.	2,129	236,042
Incyte Corp.*	322	21,928
IQVIA Holdings, Inc.*	285	44,913
Johnson & Johnson	545	83,249
Merck & Co., Inc.	3,106	245,871
Mettler-Toledo International, Inc.*	1	1,175
Moderna, Inc.*	23	635
Pfizer, Inc.	7,394	179,231
Regeneron Pharmaceuticals, Inc.	196	102,900
Revvity, Inc.	7	677
Thermo Fisher Scientific, Inc.	155	62,846
Vertex Pharmaceuticals, Inc.*	15	6,678
Viatris, Inc.	1,912	17,074
Waters Corp.*	3	1,047
West Pharmaceutical Services, Inc.	4	875
Zoetis, Inc.	21	3,275
		1,232,686
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A*	325	45,539
CoStar Group, Inc.*	19	1,528
		47,067
Semiconductors & Semiconductor Equipment — 9.0%
Advanced Micro Devices, Inc.*	77	10,926
Analog Devices, Inc.	23	5,474
Applied Materials, Inc.	1,266	231,767
Broadcom, Inc.	299	82,419
Enphase Energy, Inc.*	6	238
First Solar, Inc.*	5	828
Intel Corp.	245	5,488
KLA Corp.	7	6,270
Lam Research Corp.	846	82,350
Microchip Technology, Inc.	31	2,181
Micron Technology, Inc.	451	55,586
Monolithic Power Systems, Inc.	2	1,463
NVIDIA Corp.	7,407	1,170,232

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
NXP Semiconductors NV (Netherlands)	15	$ 3,277
ON Semiconductor Corp.*	727	38,102
QUALCOMM, Inc.	1,785	284,279
Skyworks Solutions, Inc.	273	20,344
Teradyne, Inc.	268	24,099
Texas Instruments, Inc.	38	7,890
		2,033,213
Software & Services — 11.6%
Accenture PLC, Class A (Ireland)	1,004	300,086
Adobe, Inc.*	700	270,816
Akamai Technologies, Inc.*	8	638
ANSYS, Inc.*	36	12,644
Autodesk, Inc.*	12	3,715
Cadence Design Systems, Inc.*	16	4,930
Cognizant Technology Solutions Corp., Class A	198	15,450
Crowdstrike Holdings, Inc., Class A*	10	5,093
EPAM Systems, Inc.*	96	16,975
Fair Isaac Corp.*	1	1,828
Fortinet, Inc.*	37	3,912
Gartner, Inc.*	30	12,127
Gen Digital, Inc.	1,046	30,752
GoDaddy, Inc., Class A*	6	1,080
International Business Machines Corp.	54	15,918
Intuit, Inc.	13	10,239
Microsoft Corp.	3,615	1,798,137
Oracle Corp.	163	35,637
Palantir Technologies, Inc., Class A*	134	18,267
Palo Alto Networks, Inc.*	32	6,548
PTC, Inc.*	6	1,034
Roper Technologies, Inc.	44	24,941
Salesforce, Inc.	57	15,543
ServiceNow, Inc.*	13	13,365
Synopsys, Inc.*	10	5,127
Tyler Technologies, Inc.*	2	1,186
VeriSign, Inc.	5	1,444
Workday, Inc., Class A*	11	2,640
		2,630,072
Technology Hardware & Equipment — 10.2%
Amphenol Corp., Class A	74	7,307
Apple, Inc.	6,136	1,258,923
Arista Networks, Inc.*	75	7,673
CDW Corp.	223	39,826
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Cisco Systems, Inc.	6,429	$ 446,044
Corning, Inc.	48	2,524
Dell Technologies, Inc., Class C	1,205	147,733
F5, Inc.*	112	32,964
Hewlett Packard Enterprise Co.	2,218	45,358
HP, Inc.	1,594	38,989
Jabil, Inc.	217	47,328
Juniper Networks, Inc.	554	22,121
Keysight Technologies, Inc.*	11	1,802
Motorola Solutions, Inc.	10	4,205
NetApp, Inc.	381	40,596
Ralliant Corp.*	7	323
Seagate Technology Holdings PLC (Ireland)	347	50,083
Super Micro Computer, Inc.*	37	1,813
TE Connectivity PLC (Ireland)	318	53,637
Teledyne Technologies, Inc.*	2	1,025
Trimble, Inc.*	12	912
Western Digital Corp.	591	37,818
Zebra Technologies Corp., Class A*	86	26,519
		2,315,523
Telecommunication Services — 3.3%
AT&T, Inc.	9,233	267,203
T-Mobile US, Inc.	1,238	294,966
Verizon Communications, Inc.	4,183	180,998
		743,167
Transportation — 1.5%
CH Robinson Worldwide, Inc.	7	672
CSX Corp.	112	3,654
Delta Air Lines, Inc.	1,055	51,885
Expeditors International of Washington, Inc.	221	25,249
FedEx Corp.	393	89,333
JB Hunt Transport Services, Inc.	5	718
Norfolk Southern Corp.	13	3,328
Old Dominion Freight Line, Inc.	10	1,623
Southwest Airlines Co.	29	941
Uber Technologies, Inc.*	98	9,143
Union Pacific Corp.	35	8,053
United Airlines Holdings, Inc.*	16	1,274
United Parcel Service, Inc., Class B	1,403	141,619
		337,492
Utilities — 1.0%
AES Corp. (The)	40	421
Alliant Energy Corp.	13	786

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Concluded)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Ameren Corp.	13	$ 1,249
American Electric Power Co., Inc.	25	2,594
American Water Works Co., Inc.	9	1,252
Atmos Energy Corp.	7	1,079
CenterPoint Energy, Inc.	30	1,102
CMS Energy Corp.	14	970
Consolidated Edison, Inc.	20	2,007
Constellation Energy Corp.	19	6,132
Dominion Energy, Inc.	51	2,882
DTE Energy Co.	12	1,590
Duke Energy Corp.	45	5,310
Edison International	18	929
Entergy Corp.	20	1,662
Evergy, Inc.	11	758
Eversource Energy	22	1,400
Exelon Corp.	59	2,562
FirstEnergy Corp.	28	1,127
NextEra Energy, Inc.	97	6,734
NiSource, Inc.	21	847
NRG Energy, Inc.	316	50,743
PG&E Corp.	886	12,351
Pinnacle West Capital Corp.	6	537
PPL Corp.	43	1,457
Public Service Enterprise Group, Inc.	29	2,441
Sempra	30	2,273
Southern Co. (The)	52	4,775
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Vistra Corp.	549	$ 106,402
WEC Energy Group, Inc.	15	1,563
Xcel Energy, Inc.	27	1,839
		227,774
TOTAL COMMON STOCKS (Cost $16,577,834)		22,502,804
SHORT-TERM INVESTMENT — 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%(a)	187,586	187,586
TOTAL SHORT-TERM INVESTMENT (Cost $187,586)		187,586

TOTAL INVESTMENTS - 100.0% (Cost $16,765,420)		22,690,390
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		5,476
NET ASSETS - 100.0%		$22,695,866

(a)	Rate disclosed is the 7-day yield at June 30, 2025.
*	Non-income producing.
PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2025.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM HEDGED CORE FUND
Portfolio of Investments
June 30, 2025
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 140.9%
COMMON STOCKS — 137.0%
Capital Goods — 1.8%
3M Co.	73	$ 11,113
A. O. Smith Corp.	110	7,213
Lockheed Martin Corp.†	116	53,724
Northrop Grumman Corp.†	12	6,000
Snap-on, Inc.†	77	23,961
		102,011
Commercial & Professional Services — 1.2%
Automatic Data Processing, Inc.	89	27,447
Jacobs Solutions, Inc.†	122	16,037
Leidos Holdings, Inc.†	135	21,298
		64,782
Consumer Discretionary Distribution & Retail — 6.1%
Amazon.com, Inc.†*	788	172,879
AutoZone, Inc.†*	4	14,849
Best Buy Co., Inc.†	19	1,276
eBay, Inc.†	801	59,642
Home Depot, Inc. (The)	13	4,766
Lowe's Cos., Inc.	195	43,265
TJX Cos., Inc. (The)	143	17,659
Ulta Beauty, Inc.*	58	27,134
Williams-Sonoma, Inc.	11	1,797
		343,267
Consumer Durables & Apparel — 0.5%
Deckers Outdoor Corp.*	209	21,542
Ralph Lauren Corp.	6	1,646
Tapestry, Inc.	77	6,761
		29,949
Consumer Services — 3.6%
Booking Holdings, Inc.†	15	86,839
Caesars Entertainment, Inc.*	208	5,905
McDonald's Corp.†	161	47,039
Wynn Resorts Ltd.	73	6,838
Yum! Brands, Inc.†	367	54,382
		201,003
Consumer Staples Distribution & Retail — 7.9%
Dollar General Corp.†	1,693	193,645
Dollar Tree, Inc.*	960	95,079
Kroger Co. (The)†	1,700	121,941
Sysco Corp.†	46	3,484
Target Corp.	291	28,707
		442,856
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — 1.9%
Baker Hughes Co.	156	$ 5,981
EOG Resources, Inc.	445	53,227
EQT Corp.	532	31,026
Halliburton Co.	171	3,485
Phillips 66	71	8,470
Valero Energy Corp.	27	3,629
		105,818
Equity Real Estate Investment Trusts (REITs) — 0.7%
Realty Income Corp.	24	1,382
Welltower, Inc.	230	35,358
		36,740
Financial Services — 6.1%
Berkshire Hathaway, Inc., Class B†*	207	100,554
Cboe Global Markets, Inc.†	118	27,519
CME Group, Inc.†	352	97,018
Fiserv, Inc.†*	38	6,552
Intercontinental Exchange, Inc.	17	3,119
MarketAxess Holdings, Inc.	50	11,167
Mastercard, Inc., Class A†	68	38,212
PayPal Holdings, Inc.†*	73	5,425
Visa, Inc., Class A†	151	53,613
		343,179
Food, Beverage & Tobacco — 16.8%
Altria Group, Inc.†	1,937	113,566
Brown-Forman Corp., Class B	565	15,204
Bunge Global SA (Switzerland)	491	39,417
Campbell's Company (The)	1,635	50,113
Coca-Cola Co. (The)†	353	24,975
Conagra Brands, Inc.	3,898	79,792
Constellation Brands, Inc., Class A	288	46,852
General Mills, Inc.	1,410	73,052
Kellanova†	2,716	216,004
Keurig Dr Pepper, Inc.†	1,832	60,566
Kraft Heinz Co. (The)†	1,916	49,471
Molson Coors Beverage Co., Class B†	225	10,820
Mondelez International, Inc., Class A†	618	41,678
PepsiCo, Inc.†	434	57,305
Philip Morris International, Inc.†	211	38,429
Tyson Foods, Inc., Class A	425	23,775
		941,019
Health Care Equipment & Services — 8.9%
Abbott Laboratories†	130	17,681

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cardinal Health, Inc.†	230	$ 38,640
Cencora, Inc.†	276	82,759
Centene Corp.*	799	43,370
Cigna Group (The)	40	13,223
Elevance Health, Inc.†	128	49,787
Hologic, Inc.*	749	48,805
McKesson Corp.†	126	92,330
Molina Healthcare, Inc.†*	22	6,554
Solventum Corp.*	268	20,325
UnitedHealth Group, Inc.	271	84,544
		498,018
Household & Personal Products — 5.8%
Clorox Co. (The)	644	77,325
Colgate-Palmolive Co.†	873	79,356
Kimberly-Clark Corp.†	735	94,756
Procter & Gamble Co. (The)†	478	76,155
		327,592
Insurance — 0.7%
Aon PLC, Class A (Ireland)	28	9,989
Brown & Brown, Inc.	56	6,209
Progressive Corp. (The)†	76	20,281
		36,479
Materials — 5.2%
Amcor PLC (Jersey)	2,543	23,370
Avery Dennison Corp.	206	36,147
CF Industries Holdings, Inc.	957	88,044
Corteva, Inc.	5	373
DuPont de Nemours, Inc.	10	686
International Flavors & Fragrances, Inc.	221	16,254
Newmont Corp.	2,165	126,133
		291,007
Media & Entertainment — 10.1%
Alphabet, Inc., Class A†	903	159,136
Charter Communications, Inc., Class A†*	12	4,906
Comcast Corp., Class A	372	13,276
Electronic Arts, Inc.†	21	3,354
Fox Corp., Class A	1,597	89,496
Meta Platforms, Inc., Class A†	188	138,761
Netflix, Inc.†*	78	104,452
Omnicom Group, Inc.	528	37,984
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Take-Two Interactive Software, Inc.†*	14	$ 3,400
Walt Disney Co. (The)	104	12,897
		567,662
Pharmaceuticals, Biotechnology & Life Sciences — 5.7%
Biogen, Inc.*	292	36,672
Danaher Corp.†	54	10,667
Gilead Sciences, Inc.†	413	45,789
Incyte Corp.*	10	681
Johnson & Johnson	162	24,746
Merck & Co., Inc.†	1,461	115,653
Pfizer, Inc.	1,131	27,416
Regeneron Pharmaceuticals, Inc.	101	53,025
Viatris, Inc.	610	5,447
		320,096
Semiconductors & Semiconductor Equipment — 5.0%
Applied Materials, Inc.†	428	78,354
Broadcom, Inc.†	319	87,932
ON Semiconductor Corp.*	278	14,570
QUALCOMM, Inc.†	94	14,971
Skyworks Solutions, Inc.	286	21,313
Teradyne, Inc.	709	63,753
		280,893
Software & Services — 9.1%
Accenture PLC, Class A (Ireland)	181	54,099
Adobe, Inc.*	286	110,648
EPAM Systems, Inc.*	35	6,189
Gen Digital, Inc.	106	3,116
GoDaddy, Inc., Class A†*	172	30,970
Microsoft Corp.†	534	265,617
Roper Technologies, Inc.†	9	5,102
VeriSign, Inc.†	129	37,255
		512,996
Technology Hardware & Equipment — 27.8%
Apple, Inc.†	1,110	227,739
Arista Networks, Inc.*	505	51,667
CDW Corp.	2	357
Cisco Systems, Inc.†	483	33,511
Dell Technologies, Inc., Class C†	957	117,328
F5, Inc.†*	339	99,774
Hewlett Packard Enterprise Co.	5,004	102,332
HP, Inc.†	2,388	58,410
Jabil, Inc.†	471	102,725
Juniper Networks, Inc.†	4,262	170,182
Motorola Solutions, Inc.†	113	47,512

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
NetApp, Inc.†	1,498	$ 159,612
Seagate Technology Holdings PLC (Ireland)	330	47,629
Super Micro Computer, Inc.*	3,807	186,581
Western Digital Corp.	2,192	140,266
Zebra Technologies Corp., Class A*	53	16,343
		1,561,968
Telecommunication Services — 3.1%
AT&T, Inc.†	2,027	58,661
T-Mobile US, Inc.†	223	53,132
Verizon Communications, Inc.†	1,428	61,790
		173,583
Transportation — 1.1%
CH Robinson Worldwide, Inc.	15	1,439
Delta Air Lines, Inc.†	131	6,443
Expeditors International of Washington, Inc.	52	5,941
FedEx Corp.	8	1,818
United Parcel Service, Inc., Class B	448	45,221
		60,862
Utilities — 7.9%
Constellation Energy Corp.†	507	163,639
NRG Energy, Inc.†	961	154,317
Vistra Corp.	655	126,946
		444,902
TOTAL COMMON STOCKS (Cost $6,188,066)		7,686,682
SHORT-TERM INVESTMENT — 3.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%(a)	216,424	216,424
TOTAL SHORT-TERM INVESTMENT (Cost $216,424)		216,424

TOTAL LONG POSITIONS - 140.9% (Cost $6,404,490)		7,903,106
SHORT POSITIONS — (39.5)%
COMMON STOCKS — (39.5)%
Automobiles & Components — (0.2)%
Tesla, Inc.*	(34)	(10,800)
Capital Goods — (5.0)%
Axon Enterprise, Inc.*	(18)	(14,903)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Boeing Co. (The)*	(164)	$ (34,363)
Builders FirstSource, Inc.*	(79)	(9,218)
Eaton Corp. PLC (Ireland)	(63)	(22,490)
Emerson Electric Co.	(139)	(18,533)
Fastenal Co.	(52)	(2,184)
GE Vernova, Inc.	(57)	(30,161)
Hubbell, Inc.	(16)	(6,535)
Huntington Ingalls Industries, Inc.	(112)	(27,043)
Lennox International, Inc.	(36)	(20,637)
PACCAR, Inc.	(129)	(12,263)
Parker-Hannifin Corp.	(6)	(4,191)
Quanta Services, Inc.	(65)	(24,575)
Rockwell Automation, Inc.	(57)	(18,934)
Trane Technologies PLC (Ireland)	(31)	(13,560)
TransDigm Group, Inc.	(13)	(19,768)
		(279,358)
Commercial & Professional Services — (1.0)%
Dayforce, Inc.*	(557)	(30,852)
Equifax, Inc.	(90)	(23,344)
		(54,196)
Consumer Discretionary Distribution & Retail — (0.9)%
Genuine Parts Co.	(212)	(25,718)
Pool Corp.	(19)	(5,538)
Tractor Supply Co.	(411)	(21,688)
		(52,944)
Consumer Durables & Apparel — (0.2)%
Lululemon Athletica, Inc.*	(4)	(950)
NIKE, Inc., Class B	(134)	(9,519)
PulteGroup, Inc.	(6)	(633)
		(11,102)
Consumer Services — (1.5)%
Airbnb, Inc., Class A*	(47)	(6,220)
Chipotle Mexican Grill, Inc.*	(391)	(21,955)
Domino's Pizza, Inc.	(2)	(901)
DoorDash, Inc., Class A*	(59)	(14,544)
Las Vegas Sands Corp.	(178)	(7,745)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(1,285)	(26,060)
Starbucks Corp.	(94)	(8,613)
		(86,038)
Consumer Staples Distribution & Retail — (0.0)%
Costco Wholesale Corp.	(1)	(990)
Energy — (2.2)%
ConocoPhillips	(165)	(14,807)

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Coterra Energy, Inc.	(405)	$ (10,279)
Diamondback Energy, Inc.	(40)	(5,496)
Exxon Mobil Corp.	(65)	(7,007)
Hess Corp.	(86)	(11,914)
ONEOK, Inc.	(360)	(29,387)
Targa Resources Corp.	(169)	(29,420)
Texas Pacific Land Corp.	(4)	(4,226)
Williams Cos., Inc. (The)	(178)	(11,180)
		(123,716)
Equity Real Estate Investment Trusts (REITs) — (1.6)%
BXP, Inc.	(103)	(6,950)
Equinix, Inc.	(29)	(23,069)
Essex Property Trust, Inc.	(26)	(7,368)
Host Hotels & Resorts, Inc.	(221)	(3,395)
Iron Mountain, Inc.	(232)	(23,796)
Weyerhaeuser Co.	(1,044)	(26,820)
		(91,398)
Financial Services — (0.4)%
Coinbase Global, Inc., Class A*	(46)	(16,122)
Fidelity National Information Services, Inc.	(76)	(6,187)
Jack Henry & Associates, Inc.	(16)	(2,883)
		(25,192)
Food, Beverage & Tobacco — (0.1)%
McCormick & Co., Inc., non-voting shares	(101)	(7,658)
Health Care Equipment & Services — (1.6)%
Cooper Cos., Inc. (The)*	(82)	(5,835)
Dexcom, Inc.*	(142)	(12,395)
Edwards Lifesciences Corp.*	(19)	(1,486)
IDEXX Laboratories, Inc.*	(42)	(22,526)
Insulet Corp.*	(58)	(18,223)
Intuitive Surgical, Inc.*	(42)	(22,823)
Stryker Corp.	(13)	(5,143)
		(88,431)
Insurance — (0.2)%
American International Group, Inc.	(1)	(86)
Erie Indemnity Co., Class A	(7)	(2,427)
Everest Group Ltd. (Bermuda)	(26)	(8,836)
Principal Financial Group, Inc.	(2)	(159)
		(11,508)
Materials — (4.8)%
Air Products and Chemicals, Inc.	(78)	(22,001)
Albemarle Corp.	(99)	(6,204)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
Dow, Inc.	(505)	$ (13,372)
Freeport-McMoRan, Inc.	(907)	(39,318)
International Paper Co.	(726)	(33,999)
Martin Marietta Materials, Inc.	(58)	(31,840)
Nucor Corp.	(315)	(40,805)
Sherwin-Williams Co. (The)	(33)	(11,331)
Steel Dynamics, Inc.	(316)	(40,451)
Vulcan Materials Co.	(118)	(30,777)
		(270,098)
Media & Entertainment — (0.6)%
Live Nation Entertainment, Inc.*	(53)	(8,018)
Warner Bros Discovery, Inc.*	(1,989)	(22,794)
		(30,812)
Pharmaceuticals, Biotechnology & Life Sciences — (2.9)%
AbbVie, Inc.	(6)	(1,114)
Agilent Technologies, Inc.	(63)	(7,435)
Bio-Techne Corp.	(639)	(32,876)
Eli Lilly & Co.	(31)	(24,165)
Mettler-Toledo International, Inc.*	(6)	(7,048)
Moderna, Inc.*	(1,269)	(35,012)
Revvity, Inc.	(90)	(8,705)
Vertex Pharmaceuticals, Inc.*	(39)	(17,363)
Waters Corp.*	(54)	(18,848)
West Pharmaceutical Services, Inc.	(36)	(7,877)
		(160,443)
Real Estate Management & Development — (0.6)%
CoStar Group, Inc.*	(404)	(32,482)
Semiconductors & Semiconductor Equipment — (5.1)%
Advanced Micro Devices, Inc.*	(166)	(23,555)
Analog Devices, Inc.	(137)	(32,609)
Enphase Energy, Inc.*	(62)	(2,458)
First Solar, Inc.*	(62)	(10,263)
Intel Corp.	(2,100)	(47,040)
KLA Corp.	(24)	(21,498)
Lam Research Corp.	(153)	(14,893)
Microchip Technology, Inc.	(560)	(39,407)
Monolithic Power Systems, Inc.	(49)	(35,838)
NVIDIA Corp.	(141)	(22,277)
NXP Semiconductors NV (Netherlands)	(40)	(8,740)
Texas Instruments, Inc.	(138)	(28,651)
		(287,229)
Software & Services — (5.3)%
Akamai Technologies, Inc.*	(282)	(22,492)

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Concluded)
June 30, 2025
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Autodesk, Inc.*	(46)	$ (14,240)
Cadence Design Systems, Inc.*	(83)	(25,576)
Crowdstrike Holdings, Inc., Class A*	(48)	(24,447)
Fair Isaac Corp.*	(12)	(21,935)
Intuit, Inc.	(12)	(9,452)
Oracle Corp.	(101)	(22,082)
Palantir Technologies, Inc., Class A*	(253)	(34,489)
Palo Alto Networks, Inc.*	(139)	(28,445)
ServiceNow, Inc.*	(21)	(21,590)
Synopsys, Inc.*	(57)	(29,223)
Tyler Technologies, Inc.*	(25)	(14,821)
Workday, Inc., Class A*	(107)	(25,680)
		(294,472)
Technology Hardware & Equipment — (0.6)%
Amphenol Corp., Class A	(145)	(14,319)
Corning, Inc.	(253)	(13,305)
Trimble, Inc.*	(78)	(5,926)
		(33,550)
Transportation — (1.1)%
JB Hunt Transport Services, Inc.	(68)	(9,765)
Old Dominion Freight Line, Inc.	(159)	(25,805)
Uber Technologies, Inc.*	(269)	(25,098)
		(60,668)
Utilities — (3.6)%
AES Corp. (The)	(2,674)	(28,130)
Alliant Energy Corp.	(142)	(8,587)
Ameren Corp.	(74)	(7,107)
American Electric Power Co., Inc.	(47)	(4,877)
American Water Works Co., Inc.	(125)	(17,389)
Atmos Energy Corp.	(30)	(4,623)
CenterPoint Energy, Inc.	(105)	(3,858)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
CMS Energy Corp.	(29)	$ (2,009)
Dominion Energy, Inc.	(377)	(21,308)
DTE Energy Co.	(13)	(1,722)
Edison International	(121)	(6,244)
Entergy Corp.	(77)	(6,400)
FirstEnergy Corp.	(82)	(3,301)
NextEra Energy, Inc.	(376)	(26,102)
NiSource, Inc.	(188)	(7,584)
Pinnacle West Capital Corp.	(23)	(2,058)
Public Service Enterprise Group, Inc.	(146)	(12,290)
Sempra	(277)	(20,988)
WEC Energy Group, Inc.	(34)	(3,543)
Xcel Energy, Inc.	(168)	(11,441)
		(199,561)
TOTAL COMMON STOCKS (Proceeds $2,276,214)		(2,212,646)

TOTAL SHORT POSITIONS - (39.5)% (Proceeds $2,276,214)		(2,212,646)
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%		(80,923)
NET ASSETS - 100.0%		$5,609,537

(a)	Rate disclosed is the 7-day yield at June 30, 2025.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2025.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 65.9%
Automobiles & Components — 0.0%
Aptiv PLC (Jersey)*	41	$ 2,797
Capital Goods — 1.4%
3M Co.(a)	255	38,821
A. O. Smith Corp.	177	11,606
Johnson Controls International PLC (Ireland)	17	1,795
L3Harris Technologies, Inc.	84	21,071
Lockheed Martin Corp.(a)	228	105,596
Northrop Grumman Corp.	11	5,500
Snap-on, Inc.(a)	260	80,907
Westinghouse Air Brake Technologies Corp.	52	10,886
		276,182
Commercial & Professional Services — 0.6%
Automatic Data Processing, Inc.(a)	222	68,465
Jacobs Solutions, Inc.	37	4,864
Leidos Holdings, Inc.(a)	294	46,381
Veralto Corp.	42	4,240
		123,950
Consumer Discretionary Distribution & Retail — 1.9%
Amazon.com, Inc.(a)*	737	161,690
AutoZone, Inc.*	9	33,410
Best Buy Co., Inc.	42	2,819
eBay, Inc.(a)	1,153	85,852
Home Depot, Inc. (The)(a)	7	2,567
Lowe's Cos., Inc.	260	57,686
TJX Cos., Inc. (The)	152	18,771
Ulta Beauty, Inc.*	1	468
Williams-Sonoma, Inc.	14	2,287
		365,550
Consumer Durables & Apparel — 0.4%
Deckers Outdoor Corp.*	326	33,601
Ralph Lauren Corp.	87	23,862
Tapestry, Inc.	180	15,806
		73,269
Consumer Services — 1.2%
Booking Holdings, Inc.(a)	18	104,206
Caesars Entertainment, Inc.*	553	15,700
McDonald's Corp.	213	62,232
Wynn Resorts Ltd.	256	23,980
Yum! Brands, Inc.	168	24,894
		231,012
Consumer Staples Distribution & Retail — 3.6%
Dollar General Corp.(a)	2,683	306,881
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — (Continued)
Dollar Tree, Inc.(a)*	1,401	$ 138,755
Kroger Co. (The)(a)	2,905	208,376
Sysco Corp.	77	5,832
Target Corp.	389	38,375
		698,219
Energy — 0.6%
Baker Hughes Co.	103	3,949
Chevron Corp.	45	6,444
EOG Resources, Inc.	184	22,008
EQT Corp.	1,162	67,768
Halliburton Co.	255	5,197
Phillips 66	97	11,572
Valero Energy Corp.	8	1,075
		118,013
Equity Real Estate Investment Trusts (REITs) — 0.2%
Realty Income Corp.	199	11,464
Ventas, Inc.	159	10,041
Welltower, Inc.	127	19,524
		41,029
Financial Services — 3.4%
Berkshire Hathaway, Inc., Class B(a)*	505	245,314
Cboe Global Markets, Inc.	64	14,925
CME Group, Inc.(a)	605	166,750
Fiserv, Inc.*	241	41,551
Intercontinental Exchange, Inc.	117	21,466
Mastercard, Inc., Class A(a)	117	65,747
PayPal Holdings, Inc.*	351	26,086
Visa, Inc., Class A(a)	259	91,958
		673,797
Food, Beverage & Tobacco — 6.0%
Altria Group, Inc.(a)	3,240	189,961
Brown-Forman Corp., Class B	713	19,187
Bunge Global SA (Switzerland)	1,306	104,846
Campbell's Company (The)(a)	2,504	76,748
Coca-Cola Co. (The)	198	14,008
Conagra Brands, Inc.(a)	6,256	128,060
Constellation Brands, Inc., Class A	290	47,177
General Mills, Inc.(a)	1,997	103,465
Kellanova(a)	1,780	141,563
Keurig Dr Pepper, Inc.	819	27,076
Kraft Heinz Co. (The)(a)	3,913	101,034
Molson Coors Beverage Co., Class B	408	19,621
PepsiCo, Inc.(a)	679	89,655

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Philip Morris International, Inc.(a)	467	$ 85,055
Tyson Foods, Inc., Class A	453	25,341
		1,172,797
Health Care Equipment & Services — 3.9%
Abbott Laboratories	219	29,786
Cardinal Health, Inc.	388	65,184
Cencora, Inc.(a)	295	88,456
Centene Corp.(a)*	1,519	82,451
Elevance Health, Inc.(a)	243	94,517
Hologic, Inc.(a)*	1,091	71,090
Humana, Inc.	6	1,467
McKesson Corp.(a)	195	142,892
Solventum Corp.(a)*	410	31,095
UnitedHealth Group, Inc.(a)	488	152,241
		759,179
Household & Personal Products — 1.5%
Clorox Co. (The)	402	48,268
Colgate-Palmolive Co.(a)	1,561	141,895
Kimberly-Clark Corp.	252	32,488
Procter & Gamble Co. (The)(a)	507	80,775
		303,426
Insurance — 0.3%
Aon PLC, Class A (Ireland)	115	41,027
Brown & Brown, Inc.	126	13,970
		54,997
Materials — 4.2%
Amcor PLC (Jersey)	4,190	38,506
Avery Dennison Corp.(a)	480	84,226
CF Industries Holdings, Inc.(a)	2,455	225,860
Corteva, Inc.	154	11,478
DuPont de Nemours, Inc.	22	1,509
International Flavors & Fragrances, Inc.	435	31,994
Newmont Corp.(a)	7,137	415,802
PPG Industries, Inc.	218	24,797
		834,172
Media & Entertainment — 5.5%
Alphabet, Inc., Class A(a)	1,517	267,341
Charter Communications, Inc., Class A*	18	7,359
Comcast Corp., Class A	612	21,842
Fox Corp., Class A(a)	3,688	206,675
Meta Platforms, Inc., Class A(a)	308	227,332
Netflix, Inc.(a)*	137	183,461
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Omnicom Group, Inc.(a)	1,654	$ 118,989
Take-Two Interactive Software, Inc.*	20	4,857
Walt Disney Co. (The)	344	42,659
		1,080,515
Pharmaceuticals, Biotechnology & Life Sciences — 2.7%
Biogen, Inc.(a)*	801	100,597
Danaher Corp.	94	18,569
Gilead Sciences, Inc.(a)	745	82,598
Incyte Corp.*	107	7,287
Johnson & Johnson	255	38,951
Merck & Co., Inc.(a)	1,136	89,926
Pfizer, Inc.	2,150	52,116
Regeneron Pharmaceuticals, Inc.(a)	239	125,475
Viatris, Inc.	1,469	13,118
		528,637
Semiconductors & Semiconductor Equipment — 3.3%
Applied Materials, Inc.(a)	592	108,377
Broadcom, Inc.(a)	815	224,655
Lam Research Corp.	206	20,052
ON Semiconductor Corp.*	938	49,161
QUALCOMM, Inc.(a)	449	71,508
Skyworks Solutions, Inc.(a)	2,416	180,040
		653,793
Software & Services — 3.6%
Accenture PLC, Class A (Ireland)	407	121,648
EPAM Systems, Inc.(a)*	144	25,462
Gen Digital, Inc.(a)	766	22,520
GoDaddy, Inc., Class A(a)*	431	77,606
Microsoft Corp.(a)	705	350,674
Roper Technologies, Inc.	14	7,936
VeriSign, Inc.(a)	328	94,727
		700,573
Technology Hardware & Equipment — 15.1%
Apple, Inc.(a)	2,191	449,527
CDW Corp.	69	12,323
Cisco Systems, Inc.(a)	1,128	78,261
Dell Technologies, Inc., Class C(a)	2,062	252,801
F5, Inc.(a)*	751	221,034
Hewlett Packard Enterprise Co.(a)	5,934	121,350
HP, Inc.(a)	4,780	116,919
Jabil, Inc.(a)	1,105	241,001
Juniper Networks, Inc.(a)	8,844	353,141
Motorola Solutions, Inc.(a)	235	98,808
NetApp, Inc.(a)	2,983	317,839

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Seagate Technology Holdings PLC (Ireland)	940	$ 135,670
Super Micro Computer, Inc.(a)*	8,297	406,636
Western Digital Corp.(a)	1,556	99,568
Zebra Technologies Corp., Class A*	207	63,831
		2,968,709
Telecommunication Services — 1.7%
AT&T, Inc.(a)	4,124	119,348
T-Mobile US, Inc.(a)	504	120,083
Verizon Communications, Inc.(a)	2,347	101,555
		340,986
Transportation — 1.0%
CH Robinson Worldwide, Inc.(a)	101	9,691
Delta Air Lines, Inc.	384	18,885
Expeditors International of Washington, Inc.	272	31,076
FedEx Corp.	165	37,506
United Parcel Service, Inc., Class B(a)	933	94,177
		191,335
Utilities — 3.8%
Constellation Energy Corp.(a)	413	133,300
NRG Energy, Inc.(a)	2,190	351,670
Vistra Corp.(a)	1,351	261,837
		746,807
TOTAL COMMON STOCKS (Cost $10,390,458)		12,939,744
SHORT-TERM INVESTMENT — 5.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%(b)	1,151,289	1,151,289
TOTAL SHORT-TERM INVESTMENT (Cost $1,151,289)		1,151,289

TOTAL INVESTMENTS - 71.7% (Cost $11,541,747)		14,091,033
OTHER ASSETS IN EXCESS OF LIABILITIES - 28.3%		5,549,585
NET ASSETS - 100.0%		$19,640,618

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	Rate disclosed is the 7-day yield at June 30, 2025.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
The portfolio matures between August 29, 2025 and January 22, 2030, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents 32.6% of net assets as of June 30, 2025:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/17/30	134	$8,190	$9,141	$1,205
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	07/16/29	236	28,923	35,929	8,450
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	01/17/30	921	58,320	60,390	3,807
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	1,158	89,794	122,308	36,129
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	08/29/25	339	149,407	157,004	18,353
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	01/05/26	28	12,981	13,999	2,278
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	305	85,134	94,910	15,036
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	01/12/29	51	7,957	10,677	3,013
					3,038	432,516	495,217	87,066
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	01/12/29	349	98,308	107,632	12,762
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	491	55,932	64,542	10,293
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	349	48,686	55,058	8,483
Veralto Corp.	USFF +0.250%	Weekly	MS	01/17/30	57	5,631	5,754	341
					1,246	208,557	232,986	31,879
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	08/29/25	2,050	247,850	449,750	208,119
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5	14,634	18,561	4,341
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	08/29/25	30	1,965	2,014	370
eBay, Inc.	USFF +0.250%	Weekly	MS	08/29/25	1,687	104,014	125,614	28,453
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	13	4,448	4,766	777
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/17/30	468	103,803	103,835	3,065
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	360	43,487	44,456	2,384
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/17/30	405	140,716	189,467	52,304
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	01/17/30	28	4,449	4,574	293
					5,046	665,366	943,037	300,106
Consumer Durables & Apparel
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/17/30	857	92,378	88,331	(1,699)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	07/16/29	87	$17,130	$23,862	$7,420
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/11/28	207	12,875	18,177	6,170
					1,151	122,383	130,370	11,891
Consumer Services
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	62	295,963	358,933	71,404
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	01/17/30	795	21,861	22,570	1,302
McDonald's Corp.	USFF +0.250%	Weekly	MS	08/29/25	511	148,413	149,299	7,190
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	07/16/29	262	20,758	24,542	4,470
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,056	280,435	304,658	35,432
					3,686	767,430	860,002	119,798
Consumer Staples Distribution & Retail
Dollar General Corp.	USFF +0.250%	Weekly	MS	07/16/29	5,498	418,408	628,861	226,654
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,577	262,558	354,266	98,294
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	4,344	252,326	311,595	74,376
Sysco Corp.	USFF +0.250%	Weekly	MS	08/29/25	84	5,263	6,362	1,954
Target Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,642	163,311	161,983	4,577
					15,145	1,101,866	1,463,067	405,855
Energy
Baker Hughes Co.	USFF +0.250%	Weekly	MS	01/17/30	319	11,714	12,230	897
Chevron Corp.	USFF +0.250%	Weekly	MS	01/17/30	105	14,739	15,035	712
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,030	250,209	242,808	1,518
EQT Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,267	127,870	132,211	7,574
Halliburton Co.	USFF +0.250%	Weekly	MS	01/17/30	572	11,984	11,657	139
Phillips 66	USFF +0.250%	Weekly	MS	01/17/30	195	21,336	23,264	3,161
Valero Energy Corp.	USFF +0.250%	Weekly	MS	01/17/30	12	1,663	1,613	384
					5,500	439,515	438,818	14,385
Equity Real Estate Investment Trusts (REITs)
Realty Income Corp.	USFF +0.250%	Weekly	MS	01/17/30	349	18,632	20,106	2,296
Ventas, Inc.	USFF +0.250%	Weekly	MS	01/17/30	376	24,353	23,744	66
Welltower, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,262	163,213	194,007	36,465
					1,987	206,198	237,857	38,827
Financial Services
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/29/25	202	49,784	98,126	49,630
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/17/30	357	79,767	83,256	5,620
CME Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	933	218,990	257,153	48,851
Fiserv, Inc.	USFF +0.250%	Weekly	MS	01/12/29	375	59,428	64,654	6,754
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	01/12/29	214	37,734	39,263	3,136
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/25	122	57,485	68,557	13,814

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	634	$42,313	$47,119	$5,909
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/25	264	68,380	93,733	29,005
					3,101	613,881	751,861	162,719
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	08/29/25	5,066	248,270	297,020	88,702
Brown-Forman Corp., Class B	USFF +0.250%	Weekly	MS	01/17/30	1,814	48,383	48,815	1,710
Bunge Global SA (Switzerland)	USFF +0.250%	Weekly	MS	01/17/30	985	70,342	79,076	11,298
Campbell's Company (The)	USFF +0.250%	Weekly	MS	01/17/30	5,219	180,566	159,962	(15,992)
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	01/17/30	509	35,917	36,012	1,129
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,737	239,256	199,316	(29,354)
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,158	208,134	188,383	(12,690)
General Mills, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,906	220,366	202,370	(11,646)
Kellanova	USFF -0.250%	Weekly	MS	01/10/28	9,365	744,728	744,798	31,081
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,598	249,649	251,190	13,467
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	08/29/25	4,922	153,364	127,086	(15,543)
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	01/12/29	433	21,466	20,823	595
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	2,753	170,266	185,662	23,351
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,164	159,587	153,695	(361)
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	08/29/25	738	88,340	134,412	57,275
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,841	108,242	102,986	(962)
					57,208	2,946,876	2,931,606	142,060
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	08/29/25	236	24,521	32,098	9,728
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	706	105,263	118,608	16,395
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/07/27	974	246,349	292,054	55,959
Centene Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,662	150,225	144,493	(1,943)
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/06/26	96	26,427	31,736	7,823
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	07/16/29	488	196,168	189,813	(1)
Hologic, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,482	149,969	161,727	15,540
Humana, Inc.	USFF +0.250%	Weekly	MS	01/17/30	12	2,883	2,934	178
McKesson Corp.	USFF +0.250%	Weekly	MS	01/05/26	416	285,130	304,837	27,501
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/10/28	115	33,257	34,259	1,881
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	417	22,317	31,625	11,376
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	883	260,873	275,470	23,173
					9,487	1,503,382	1,619,654	167,610

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products
Clorox Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	2,163	$322,266	$259,711	$(48,777)
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	01/10/28	2,001	169,302	181,891	21,494
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	01/07/27	2,855	364,937	368,067	29,236
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/08/27	1,513	245,697	241,051	9,810
					8,532	1,102,202	1,050,720	11,763
Insurance
Aon PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	187	59,530	66,714	9,227
Brown & Brown, Inc.	USFF +0.250%	Weekly	MS	01/17/30	580	62,678	64,305	3,240
					767	122,208	131,019	12,467
Materials
Amcor PLC (Jersey)	USFF +0.250%	Weekly	MS	01/17/30	10,628	96,402	97,671	3,718
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/17/30	791	142,031	138,797	1,507
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,329	203,423	214,268	16,633
Corteva, Inc.	USFF +0.250%	Weekly	MS	01/17/30	287	21,247	21,390	720
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	07/16/29	485	35,660	33,266	(927)
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	01/17/30	878	62,403	64,577	4,120
Newmont Corp.	USFF +0.250%	Weekly	MS	01/17/30	3,990	203,157	232,457	40,905
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	01/17/30	129	14,342	14,674	848
					19,517	778,665	817,100	67,524
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/25	1,675	188,671	295,185	112,806
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	20	6,372	8,176	2,010
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	2,248	77,992	80,231	4,230
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	01/17/30	70	8,121	11,179	3,337
Fox Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	5,577	280,170	312,535	40,106
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	355	152,747	262,022	114,100
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	211	195,841	282,556	92,315
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,861	144,235	133,880	(4,429)
Take-Two Interactive Software, Inc.	USFF +0.250%	Weekly	MS	01/07/27	28	3,551	6,800	3,386
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	01/17/30	645	71,766	79,986	10,224
					12,690	1,129,466	1,472,550	378,085
Pharmaceuticals, Biotechnology & Life Sciences
Biogen, Inc.	USFF +0.250%	Weekly	MS	07/16/29	760	104,356	95,448	(6,260)
Danaher Corp.	USFF +0.250%	Weekly	MS	08/29/25	94	19,811	18,569	(367)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	855	$65,479	$94,794	$33,394
Incyte Corp.	USFF +0.250%	Weekly	MS	01/17/30	265	15,790	18,047	2,811
Johnson & Johnson	USFF +0.250%	Weekly	MS	01/17/30	432	66,037	65,988	1,880
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/06/26	5,508	511,800	436,013	(52,640)
Pfizer, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,857	85,570	93,494	11,600
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	216	119,294	113,400	(2,786)
Viatris, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,713	20,347	24,227	4,761
					14,700	1,008,484	959,980	(7,607)
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,808	238,088	330,991	101,185
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/08/27	908	132,778	250,290	123,894
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	382	22,909	37,184	14,982
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/17/30	3,864	159,098	202,512	47,424
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/11/28	854	117,336	136,008	25,427
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,445	95,578	107,681	16,493
					9,261	765,787	1,064,666	329,405
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	612	179,090	182,921	8,338
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	323	47,383	57,113	10,958
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/10/28	771	19,104	22,667	4,686
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	427	60,835	76,886	18,403
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/29/25	1,216	256,061	604,851	371,593
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	08/29/25	16	6,873	9,069	2,578
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/12/29	322	54,763	92,994	39,897
					3,687	624,109	1,046,501	456,453
Technology Hardware & Equipment
Apple, Inc.	USFF +0.250%	Weekly	MS	08/29/25	1,733	123,915	355,560	243,073
CDW Corp.	USFF +0.250%	Weekly	MS	01/17/30	421	70,848	75,186	6,335
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	08/29/25	2,687	150,912	186,424	46,532
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	01/17/30	2,055	180,266	251,943	77,293
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,110	247,758	326,695	85,154
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	07/16/29	22,951	359,071	469,348	126,345
HP, Inc.	USFF +0.250%	Weekly	MS	01/10/28	10,590	307,201	259,031	(33,356)
Jabil, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,733	232,722	377,967	151,522
Juniper Networks, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,236	221,848	249,004	36,698

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	327	$123,956	$137,490	$17,875
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,746	449,904	505,686	75,236
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	1,770	213,200	255,464	48,885
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,882	348,492	484,317	144,550
Western Digital Corp.	USFF +0.250%	Weekly	MS	01/17/30	13,906	583,091	889,845	322,709
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	570	143,580	175,765	35,809
					80,717	3,756,764	4,999,725	1,384,660
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,252	114,137	151,993	44,664
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	654	122,003	155,822	40,261
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,047	153,079	175,114	35,023
					9,953	389,219	482,929	119,948
Transportation
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/17/30	195	17,808	18,710	1,515
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/16/29	387	15,195	19,033	4,432
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	08/29/25	543	61,507	62,038	2,654
FedEx Corp.	USFF +0.250%	Weekly	MS	01/17/30	318	66,816	72,285	8,580
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	1,760	178,490	177,654	6,253
					3,203	339,816	349,720	23,434
Utilities
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,683	369,524	543,205	184,320
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,213	406,486	515,944	121,938
Vistra Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,492	403,172	482,975	90,455
					7,388	1,179,182	1,542,124	396,713

Total Reference Entity — Long						20,212,062	24,030,650	4,656,246
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Tesla, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(121)	$(44,823)	$(38,437)	$5,124

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(142)	$(90,102)	$(117,567)	$(30,052)
Boeing Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(1,188)	(233,672)	(248,922)	(22,037)
Builders FirstSource, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(499)	(55,503)	(58,228)	(4,300)
Eaton Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/16/29	(549)	(182,144)	(195,987)	(20,219)
Emerson Electric Co.	USFF -0.250%	Weekly	MS	01/22/30	(951)	(115,972)	(126,797)	(14,168)
Fastenal Co.	USFF -0.250%	Weekly	MS	01/22/30	(372)	(15,293)	(15,624)	(798)
GE Vernova, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(460)	(180,578)	(243,409)	(68,179)
Hubbell, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(194)	(76,654)	(79,232)	(5,010)
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(889)	(205,905)	(214,658)	(16,327)
Ingersoll Rand, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(119)	(12,219)	(9,898)	2,007
Lennox International, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(286)	(154,648)	(163,947)	(14,344)
PACCAR, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(1,130)	(108,704)	(107,418)	(2,162)
Parker-Hannifin Corp.	USFF -0.250%	Weekly	MS	01/22/30	(21)	(14,674)	(14,668)	(374)
Pentair PLC (Ireland)	USFF -0.250%	Weekly	MS	01/22/30	(21)	(2,065)	(2,156)	(594)
Quanta Services, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(550)	(160,321)	(207,944)	(52,302)
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(442)	(128,971)	(146,819)	(23,615)
Trane Technologies PLC (Ireland)	USFF -0.250%	Weekly	MS	01/22/30	(265)	(113,738)	(115,914)	(5,708)
TransDigm Group, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(93)	(126,756)	(141,420)	(18,323)
					(8,171)	(1,977,919)	(2,210,608)	(296,505)
Commercial & Professional Services
Copart, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(569)	(34,010)	(27,921)	5,144
Dayforce, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,669)	(236,498)	(203,226)	26,403
Equifax, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(615)	(162,717)	(159,513)	(2,069)
					(4,853)	(433,225)	(390,660)	29,478
Consumer Discretionary Distribution & Retail
Genuine Parts Co.	USFF -0.250%	Weekly	MS	01/22/30	(1,592)	(191,085)	(193,125)	(8,824)
Pool Corp.	USFF -0.250%	Weekly	MS	01/22/30	(68)	(19,838)	(19,821)	(589)
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/22/30	(3,240)	(175,182)	(170,975)	(1,551)
					(4,900)	(386,105)	(383,921)	(10,964)
Consumer Durables & Apparel
DR Horton, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(200)	(31,402)	(25,784)	4,589
Lululemon Athletica, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(217)	(87,112)	(51,555)	33,057
NIKE, Inc., Class B	USFF -0.250%	Weekly	MS	01/22/30	(1,097)	(78,620)	(77,931)	(1,560)
PulteGroup, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(75)	(7,926)	(7,909)	(199)
					(1,589)	(205,060)	(163,179)	35,887
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(549)	(84,857)	(72,655)	9,906

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,351)	$(195,186)	$(188,159)	$1,366
Domino's Pizza, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(8)	(3,620)	(3,605)	(42)
DoorDash, Inc., Class A	USFF -0.250%	Weekly	MS	01/22/30	(378)	(79,392)	(93,181)	(16,063)
Las Vegas Sands Corp.	USFF -0.250%	Weekly	MS	07/16/29	(779)	(39,074)	(33,894)	3,762
MGM Resorts International	USFF -0.250%	Weekly	MS	01/22/30	(1,080)	(42,851)	(37,141)	4,506
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/22/30	(9,800)	(173,934)	(198,744)	(30,535)
Starbucks Corp.	USFF -0.250%	Weekly	MS	01/22/30	(650)	(58,832)	(59,559)	(2,788)
					(16,595)	(677,746)	(686,938)	(29,888)
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	USFF -0.250%	Weekly	MS	01/22/30	(42)	(43,327)	(41,577)	531
Energy
ConocoPhillips	USFF -0.250%	Weekly	MS	01/22/30	(945)	(91,560)	(84,804)	3,238
Coterra Energy, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(2,529)	(64,677)	(64,186)	(1,352)
Devon Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(681)	(26,528)	(21,663)	3,661
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(364)	(64,397)	(50,014)	11,716
Exxon Mobil Corp.	USFF -0.250%	Weekly	MS	01/22/30	(578)	(63,813)	(62,308)	(434)
Hess Corp.	USFF -0.250%	Weekly	MS	01/22/30	(828)	(109,450)	(114,711)	(8,828)
ONEOK, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(2,075)	(183,645)	(169,382)	7,889
Targa Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,293)	(224,074)	(225,085)	(8,267)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/22/30	(1,358)	(81,663)	(85,296)	(6,243)
					(10,651)	(909,807)	(877,449)	1,380
Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(255)	(25,686)	(18,521)	5,790
American Tower Corp.	USFF -0.250%	Weekly	MS	01/22/30	(90)	(19,673)	(19,892)	(799)
BXP, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(527)	(36,740)	(35,557)	(525)
Crown Castle, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(151)	(17,328)	(15,512)	532
Equinix, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(267)	(228,138)	(212,390)	3,616
Essex Property Trust, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(141)	(39,949)	(39,959)	(1,452)
Host Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(384)	(7,088)	(5,898)	763
Iron Mountain, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,783)	(186,587)	(182,882)	(5,031)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Equity Real Estate Investment Trusts (REITs) — (continued)
SBA Communications Corp.	USFF -0.250%	Weekly	MS	07/16/29	(33)	$(8,150)	$(7,750)	$106
Weyerhaeuser Co.	USFF -0.250%	Weekly	MS	07/16/29	(7,897)	(231,258)	(202,874)	19,000
					(11,528)	(800,597)	(741,235)	22,000
Financial Services
Coinbase Global, Inc., Class A	USFF -0.250%	Weekly	MS	01/22/30	(195)	(68,050)	(68,346)	(2,237)
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(770)	(61,392)	(62,686)	(3,376)
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(148)	(27,657)	(26,665)	177
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(14)	(9,318)	(8,074)	987
					(1,127)	(166,417)	(165,771)	(4,449)
Food, Beverage & Tobacco
McCormick & Co., Inc., non-voting shares	USFF -0.250%	Weekly	MS	01/22/30	(644)	(49,186)	(48,828)	(1,032)
Health Care Equipment & Services
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(1,003)	(97,704)	(71,373)	23,521
Dexcom, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,375)	(168,991)	(120,024)	44,073
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	07/16/29	(886)	(68,894)	(69,294)	(2,366)
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(351)	(196,100)	(188,255)	2,157
Insulet Corp.	USFF -0.250%	Weekly	MS	01/10/28	(470)	(148,205)	(147,665)	(3,746)
Intuitive Surgical, Inc.	USFF +0.250%	Weekly	MS	07/16/29	(341)	(186,804)	(185,303)	(3,915)
ResMed, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(10)	(2,580)	(2,580)	(77)
Stryker Corp.	USFF -0.250%	Weekly	MS	01/22/30	(89)	(34,542)	(35,211)	(1,374)
					(4,525)	(903,820)	(819,705)	58,273
Insurance
American International Group, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(64)	(5,446)	(5,478)	(164)
Erie Indemnity Co., Class A	USFF -0.250%	Weekly	MS	07/16/29	(114)	(49,048)	(39,534)	7,959
Everest Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(167)	(57,575)	(56,755)	(1,044)
					(345)	(112,069)	(101,767)	6,751
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(663)	(197,589)	(187,006)	1,675
Albemarle Corp.	USFF -0.250%	Weekly	MS	07/08/27	(349)	(71,357)	(21,872)	46,432
Dow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,311)	(166,362)	(87,675)	66,536

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,442)	$(310,871)	$(322,611)	$(22,544)
International Paper Co.	USFF -0.250%	Weekly	MS	01/22/30	(4,658)	(220,785)	(218,134)	(3,567)
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(440)	(239,672)	(241,542)	(10,040)
Nucor Corp.	USFF -0.250%	Weekly	MS	01/22/30	(2,371)	(296,050)	(307,139)	(21,889)
Sherwin-Williams Co. (The)	USFF -0.250%	Weekly	MS	01/22/30	(317)	(111,097)	(108,845)	(1,134)
Steel Dynamics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,478)	(321,077)	(317,209)	(8,341)
Vulcan Materials Co.	USFF -0.250%	Weekly	MS	07/16/29	(956)	(251,486)	(249,344)	(6,233)
					(22,985)	(2,186,346)	(2,061,377)	40,895
Media & Entertainment
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(840)	(122,473)	(127,075)	(8,136)
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(13,756)	(146,573)	(157,644)	(15,310)
					(14,596)	(269,046)	(284,719)	(23,446)
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(107)	(20,469)	(19,861)	58
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,490)	(203,907)	(175,835)	21,472
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/06/26	(4,184)	(345,306)	(215,267)	118,325
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	01/12/29	(258)	(217,823)	(201,119)	9,723
Mettler-Toledo International, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(40)	(53,185)	(46,989)	4,689
Moderna, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,505)	(199,559)	(124,293)	69,477
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(315)	(39,032)	(30,467)	7,448
Vertex Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(450)	(218,007)	(200,340)	11,320
Waters Corp.	USFF -0.250%	Weekly	MS	07/16/29	(340)	(126,194)	(118,674)	3,877
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(442)	(120,591)	(96,710)	20,211
					(12,131)	(1,544,073)	(1,229,555)	266,600
Real Estate Management & Development
CoStar Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,916)	(241,925)	(234,446)	451
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,229)	(200,629)	(174,395)	20,414
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(850)	(193,167)	(202,317)	(16,813)
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(348)	(31,881)	(13,798)	17,199
First Solar, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(216)	(51,053)	(35,757)	13,852
Intel Corp.	USFF -0.250%	Weekly	MS	07/11/28	(14,839)	(484,684)	(332,394)	136,229
KLA Corp.	USFF -0.250%	Weekly	MS	01/22/30	(172)	(122,432)	(154,067)	(35,474)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Microchip Technology, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,931)	$(279,097)	$(276,624)	$(10,820)
Monolithic Power Systems, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(345)	(247,775)	(252,326)	(13,401)
NVIDIA Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,500)	(209,803)	(236,985)	(33,310)
NXP Semiconductors NV (Netherlands)	USFF -0.250%	Weekly	MS	07/16/29	(370)	(88,397)	(80,841)	4,086
Teradyne, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,233)	(155,182)	(110,871)	39,416
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(882)	(180,799)	(183,121)	(8,754)
					(25,915)	(2,244,899)	(2,053,496)	112,624
Software & Services
Adobe, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(209)	(111,446)	(80,858)	27,377
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(2,079)	(160,806)	(165,821)	(9,670)
Autodesk, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(347)	(103,291)	(107,421)	(7,103)
Cadence Design Systems, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(715)	(199,735)	(220,327)	(26,386)
Crowdstrike Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(414)	(162,449)	(210,854)	(53,109)
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	01/22/30	(97)	(168,723)	(177,312)	(13,476)
Intuit, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(106)	(69,548)	(83,489)	(18,125)
Oracle Corp.	USFF -0.250%	Weekly	MS	07/16/29	(877)	(153,141)	(191,738)	(53,584)
Palantir Technologies, Inc., Class A	USFF -0.250%	Weekly	MS	01/22/30	(1,850)	(189,823)	(252,192)	(67,873)
Palo Alto Networks, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,092)	(199,217)	(223,467)	(30,029)
PTC, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(504)	(93,827)	(86,859)	4,272
ServiceNow, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(172)	(165,899)	(176,830)	(15,735)
Synopsys, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(498)	(261,682)	(255,315)	(1,239)
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(217)	(122,656)	(128,646)	(9,530)
Workday, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(881)	(232,627)	(211,440)	14,431
					(10,058)	(2,394,870)	(2,572,569)	(259,779)
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF -0.250%	Weekly	MS	07/16/29	(1,210)	(87,876)	(119,487)	(34,655)
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,268)	(122,235)	(129,729)	(11,021)
Corning, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(1,926)	(96,744)	(101,288)	(7,136)
Trimble, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(422)	(30,967)	(32,064)	(1,954)
					(4,826)	(337,822)	(382,568)	(54,766)
Transportation
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(703)	(114,129)	(100,951)	9,575
Old Dominion Freight Line, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,168)	(234,853)	(189,566)	37,071

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Concluded)
June 30, 2025
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Uber Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,993)	$(158,205)	$(185,947)	$(32,322)
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(220)	(23,036)	(17,519)	4,892
					(4,084)	(530,223)	(493,983)	19,216
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(21,249)	(344,134)	(223,539)	97,993
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(1,114)	(70,496)	(67,364)	(4,689)
Ameren Corp.	USFF -0.250%	Weekly	MS	01/22/30	(493)	(47,441)	(47,348)	(1,516)
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	07/16/29	(548)	(57,412)	(56,860)	(1,785)
American Water Works Co., Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,053)	(166,953)	(146,483)	10,228
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(203)	(30,553)	(31,284)	(1,794)
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,231)	(39,747)	(45,227)	(8,464)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/22/30	(275)	(19,676)	(19,052)	(1,310)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(72)	(7,216)	(7,225)	(171)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(2,607)	(146,076)	(147,348)	(4,209)
Edison International	USFF -0.250%	Weekly	MS	01/22/30	(1,481)	(81,885)	(76,420)	3,119
Entergy Corp.	USFF -0.250%	Weekly	MS	01/22/30	(866)	(72,228)	(71,982)	(1,985)
Exelon Corp.	USFF -0.250%	Weekly	MS	01/22/30	(20)	(866)	(868)	22
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	01/10/28	(980)	(41,181)	(39,455)	(545)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,033)	(237,828)	(210,551)	12,501
NiSource, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,168)	(41,065)	(47,117)	(8,406)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	01/22/30	(184)	(16,580)	(16,462)	(319)
Public Service Enterprise Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,148)	(97,284)	(96,639)	(3,676)
Sempra	USFF -0.250%	Weekly	MS	07/08/27	(2,174)	(175,202)	(164,724)	(3,088)
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(242)	(25,337)	(25,216)	(788)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,422)	(99,422)	(96,838)	(5,070)
					(41,563)	(1,818,582)	(1,638,002)	76,048

Total Reference Entity — Short						(18,277,887)	(17,620,790)	(5,571)
Net Value of Reference Entity						$1,934,175	$6,409,860	$4,650,675

*	Includes $174,990 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Concluded)
June 30, 2025
(Unaudited)
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $4,650,675, which are considered Level 2 as of and for the period ended June 30, 2025.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM TOTAL RETURN FUND
Portfolio of Investments
June 30, 2025
(Unaudited)
	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 98.2%
Gotham 1000 Value ETF	177,816	$ 4,283,587
Gotham Defensive Long 500 Fund	76,482	1,547,232
Gotham Enhanced S&P 500 Index Fund	122,462	2,294,945
Gotham Hedged Core Fund	183,841	2,327,430
Gotham Large Value Fund	199,355	2,926,523
Gotham Neutral Fund*	99,923	1,499,850
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $12,053,216)		14,879,567
SHORT-TERM INVESTMENT — 2.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%(b)	300,938	300,938
TOTAL SHORT-TERM INVESTMENT (Cost $300,938)		300,938

TOTAL INVESTMENTS - 100.2% (Cost $12,354,154)		15,180,505
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(27,680)
NET ASSETS - 100.0%		$15,152,825

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(b)	Rate disclosed is the 7-day yield at June 30, 2025.
*	Non-income producing.
ETF	Exchange-Traded Fund

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2025.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments
June 30, 2025
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 138.0%
COMMON STOCKS — 135.5%
Automobiles & Components — 0.3%
Aptiv PLC (Jersey)*	141	$ 9,619
General Motors Co.	81	3,986
		13,605
Banks — 3.4%
Bank of America Corp.†	676	31,988
Citigroup, Inc.	168	14,300
Citizens Financial Group, Inc.	38	1,700
Fifth Third Bancorp	59	2,427
Huntington Bancshares, Inc.	15	251
JPMorgan Chase & Co.†	283	82,045
KeyCorp.	78	1,359
M&T Bank Corp.	8	1,552
PNC Financial Services Group, Inc. (The)	35	6,525
Regions Financial Corp.	10	235
Truist Financial Corp.	112	4,815
US Bancorp	133	6,018
Wells Fargo & Co.	292	23,395
		176,610
Capital Goods — 9.6%
3M Co.†	324	49,326
A. O. Smith Corp.	88	5,770
Allegion PLC (Ireland)	50	7,206
AMETEK, Inc.	64	11,581
Caterpillar, Inc.†	196	76,089
Cummins, Inc.	68	22,270
Dover Corp.	51	9,345
Emerson Electric Co.	21	2,800
Fortive Corp.	103	5,369
Generac Holdings, Inc.*	36	5,156
General Dynamics Corp.†	43	12,541
General Electric Co.	80	20,591
Honeywell International, Inc.†	177	41,220
Howmet Aerospace, Inc.	56	10,423
IDEX Corp.	16	2,809
Illinois Tool Works, Inc.†	155	38,324
Ingersoll Rand, Inc.	232	19,298
Johnson Controls International PLC (Ireland)†	201	21,230
L3Harris Technologies, Inc.	2	502
Lockheed Martin Corp.†	135	62,524
Masco Corp.	16	1,030
Nordson Corp.	12	2,572
Parker-Hannifin Corp.†	9	6,286
RTX Corp.	3	438
Snap-on, Inc.	35	10,891
Stanley Black & Decker, Inc.	93	6,301
Textron, Inc.	108	8,671
United Rentals, Inc.	37	27,876
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Westinghouse Air Brake Technologies Corp.	43	$ 9,002
WW Grainger, Inc.	3	3,121
		500,562
Commercial & Professional Services — 2.4%
Automatic Data Processing, Inc.†	234	72,165
Broadridge Financial Solutions, Inc.	23	5,590
Jacobs Solutions, Inc.	46	6,047
Leidos Holdings, Inc.	13	2,051
Paychex, Inc.	111	16,146
Paycom Software, Inc.	33	7,636
Veralto Corp.†	143	14,436
		124,071
Consumer Discretionary Distribution & Retail — 6.3%
Amazon.com, Inc.†*	895	196,354
Bath & Body Works, Inc.	128	3,835
Best Buy Co., Inc.†	129	8,660
CarMax, Inc.*	33	2,218
eBay, Inc.	143	10,648
Home Depot, Inc. (The)†	55	20,165
Lowe's Cos., Inc.	176	39,049
TJX Cos., Inc. (The)†	164	20,253
Ulta Beauty, Inc.*	26	12,163
Williams-Sonoma, Inc.	71	11,599
		324,944
Consumer Durables & Apparel — 1.5%
Deckers Outdoor Corp.*	91	9,379
Garmin Ltd. (Switzerland)	52	10,854
Hasbro, Inc.	81	5,979
Lennar Corp., Class A	24	2,655
Lululemon Athletica, Inc.*	71	16,868
Mohawk Industries, Inc.*	41	4,299
NIKE, Inc., Class B	42	2,984
Ralph Lauren Corp.	43	11,794
Tapestry, Inc.	151	13,259
		78,071
Consumer Services — 2.8%
Booking Holdings, Inc.†	12	69,471
Caesars Entertainment, Inc.*	122	3,464
Carnival Corp. (Panama)*	404	11,360
Darden Restaurants, Inc.	67	14,604
Expedia Group, Inc.	28	4,723
Marriott International, Inc., Class A	4	1,093
McDonald's Corp.†	17	4,967
Royal Caribbean Cruises Ltd. (Liberia)	27	8,455
Wynn Resorts Ltd.	20	1,873
Yum! Brands, Inc.†	164	24,301
		144,311

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — 1.5%
Dollar General Corp.	132	$ 15,098
Dollar Tree, Inc.*	126	12,479
Kroger Co. (The)	202	14,489
Sysco Corp.	109	8,256
Target Corp.†	271	26,734
		77,056
Energy — 4.1%
APA Corp.	212	3,877
Baker Hughes Co.	594	22,774
Chevron Corp.†	521	74,602
Devon Energy Corp.	197	6,267
EOG Resources, Inc.	299	35,763
EQT Corp.	233	13,589
Exxon Mobil Corp.	21	2,264
Halliburton Co.	523	10,659
Kinder Morgan, Inc.	30	882
Occidental Petroleum Corp.	303	12,729
Schlumberger NV (Curacao)†	840	28,392
		211,798
Equity Real Estate Investment Trusts (REITs) — 1.8%
Alexandria Real Estate Equities, Inc.	2	145
Federal Realty Investment Trust	32	3,040
Kimco Realty Corp.	117	2,459
Prologis, Inc.	14	1,472
Realty Income Corp.†	277	15,958
Regency Centers Corp.	41	2,921
Ventas, Inc.	140	8,841
VICI Properties, Inc.	12	391
Welltower, Inc.	377	57,956
		93,183
Financial Services — 13.3%
American Express Co.	68	21,691
Ameriprise Financial, Inc.	10	5,337
Apollo Global Management, Inc.	51	7,235
Bank of New York Mellon Corp. (The)†	70	6,378
Berkshire Hathaway, Inc., Class B†*	212	102,983
Blackrock, Inc.†	16	16,788
Blackstone, Inc.	66	9,872
Capital One Financial Corp.	33	7,021
Charles Schwab Corp. (The)	19	1,734
CME Group, Inc.	68	18,742
Coinbase Global, Inc., Class A*	146	51,172
Corpay, Inc.*	45	14,932
Fiserv, Inc.†*	337	58,102
Franklin Resources, Inc.†	200	4,770
Global Payments, Inc.	145	11,606
Goldman Sachs Group, Inc. (The)	28	19,817
Intercontinental Exchange, Inc.†	157	28,805
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Invesco Ltd. (Bermuda)	42	$ 662
KKR & Co., Inc.	80	10,642
Mastercard, Inc., Class A†	127	71,366
Moody's Corp.	1	502
Morgan Stanley	155	21,833
Nasdaq, Inc.	330	29,509
Northern Trust Corp.	17	2,156
PayPal Holdings, Inc.†*	600	44,592
Raymond James Financial, Inc.	20	3,067
S&P Global, Inc.	4	2,109
State Street Corp.	26	2,765
Synchrony Financial	35	2,336
T Rowe Price Group, Inc.†	84	8,106
Visa, Inc., Class A†	295	104,740
		691,370
Food, Beverage & Tobacco — 4.2%
Altria Group, Inc.†	690	40,455
Brown-Forman Corp., Class B	272	7,319
Bunge Global SA (Switzerland)	79	6,342
Campbell's Company (The)	172	5,272
Conagra Brands, Inc.	274	5,609
Constellation Brands, Inc., Class A	109	17,732
General Mills, Inc.	148	7,668
Kellanova	52	4,136
Keurig Dr Pepper, Inc.†	417	13,786
Kraft Heinz Co. (The)†	722	18,642
Molson Coors Beverage Co., Class B	45	2,164
Mondelez International, Inc., Class A†	170	11,465
PepsiCo, Inc.	129	17,033
Philip Morris International, Inc.†	272	49,539
Tyson Foods, Inc., Class A	211	11,803
		218,965
Health Care Equipment & Services — 10.0%
Baxter International, Inc.	296	8,963
Becton Dickinson & Co.	165	28,421
Cardinal Health, Inc.	74	12,432
Cencora, Inc.†	93	27,886
Centene Corp.*	286	15,524
Cigna Group (The)†	97	32,066
CVS Health Corp.†	726	50,080
DaVita, Inc.*	23	3,276
Elevance Health, Inc.†	132	51,343
GE HealthCare Technologies, Inc.	266	19,703
Hologic, Inc.*	109	7,102
Humana, Inc.	70	17,114
McKesson Corp.	72	52,760
Medtronic PLC (Ireland)	181	15,778
Molina Healthcare, Inc.*	13	3,873

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Quest Diagnostics, Inc.	26	$ 4,670
Solventum Corp.†*	104	7,887
UnitedHealth Group, Inc.	485	151,306
Universal Health Services, Inc., Class B	40	7,246
		517,430
Household & Personal Products — 1.0%
Clorox Co. (The)	28	3,362
Colgate-Palmolive Co.†	88	7,999
Estee Lauder Cos., Inc. (The), Class A	210	16,968
Kimberly-Clark Corp.†	100	12,892
Procter & Gamble Co. (The)†	71	11,312
		52,533
Insurance — 2.7%
Aflac, Inc.	2	211
Aon PLC, Class A (Ireland)†	130	46,379
Arthur J Gallagher & Co.	54	17,286
Assurant, Inc.	12	2,370
Brown & Brown, Inc.	165	18,294
Cincinnati Financial Corp.	35	5,212
Globe Life, Inc.	19	2,362
Hartford Insurance Group, Inc. (The)	86	10,911
Loews Corp.	81	7,424
Marsh & McLennan Cos., Inc.†	35	7,652
MetLife, Inc.	119	9,570
Progressive Corp. (The)	27	7,205
Travelers Cos., Inc. (The)	2	535
W R Berkley Corp.	85	6,245
		141,656
Materials — 3.1%
Amcor PLC (Jersey)	832	7,646
Avery Dennison Corp.	49	8,598
CF Industries Holdings, Inc.	102	9,384
Corteva, Inc.	405	30,185
DuPont de Nemours, Inc.	251	17,216
Eastman Chemical Co.	70	5,226
International Flavors & Fragrances, Inc.	57	4,192
LyondellBasell Industries NV, Class A (Netherlands)	195	11,283
Mosaic Co. (The)	12	438
Newmont Corp.	666	38,801
Packaging Corp. of America	53	9,988
PPG Industries, Inc.	139	15,811
Smurfit WestRock PLC (Ireland)	48	2,071
		160,839
Media & Entertainment — 12.0%
Alphabet, Inc., Class A†	1,070	188,566
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Charter Communications, Inc., Class A†*	9	$ 3,679
Comcast Corp., Class A†	2,152	76,805
Electronic Arts, Inc.	24	3,833
Fox Corp., Class A	274	15,355
Interpublic Group of Cos., Inc. (The)	224	5,484
Match Group, Inc.	20	618
Meta Platforms, Inc., Class A†	249	183,784
Netflix, Inc.*	5	6,696
Omnicom Group, Inc.†	131	9,424
Paramount Global, Class B	61	787
Walt Disney Co. (The)†	1,051	130,334
		625,365
Pharmaceuticals, Biotechnology & Life Sciences — 8.2%
Biogen, Inc.*	88	11,052
Bristol-Myers Squibb Co.†	637	29,487
Charles River Laboratories International, Inc.*	30	4,552
Danaher Corp.†	65	12,840
Gilead Sciences, Inc.†	746	82,709
Incyte Corp.*	114	7,763
IQVIA Holdings, Inc.*	102	16,074
Johnson & Johnson†	211	32,230
Merck & Co., Inc.†	1,096	86,759
Pfizer, Inc.	2,796	67,775
Regeneron Pharmaceuticals, Inc.	70	36,750
Thermo Fisher Scientific, Inc.	82	33,248
Viatris, Inc.	704	6,287
		427,526
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A*	137	19,196
Semiconductors & Semiconductor Equipment — 11.5%
Advanced Micro Devices, Inc.*	64	9,082
Applied Materials, Inc.†	470	86,043
Broadcom, Inc.†	67	18,469
KLA Corp.†	3	2,687
Lam Research Corp.†	566	55,094
Micron Technology, Inc.†	178	21,938
Monolithic Power Systems, Inc.	10	7,314
NVIDIA Corp.†	1,679	265,265
ON Semiconductor Corp.*	255	13,365
QUALCOMM, Inc.†	643	102,404
Skyworks Solutions, Inc.	96	7,154
Teradyne, Inc.	94	8,452
		597,267
Software & Services — 12.3%
Accenture PLC, Class A (Ireland)†	358	107,003
Adobe, Inc.*	248	95,947
ANSYS, Inc.*	8	2,810

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Cognizant Technology Solutions Corp., Class A	44	$ 3,433
EPAM Systems, Inc.*	34	6,012
Fortinet, Inc.*	46	4,863
Gartner, Inc.*	23	9,297
Gen Digital, Inc.	391	11,495
GoDaddy, Inc., Class A*	18	3,241
Microsoft Corp.†	763	379,524
Palantir Technologies, Inc., Class A*	34	4,635
Roper Technologies, Inc.	8	4,535
VeriSign, Inc.	28	8,086
		640,881
Technology Hardware & Equipment — 13.9%
Apple, Inc.†	1,504	308,576
Arista Networks, Inc.*	155	15,858
CDW Corp.	79	14,109
Cisco Systems, Inc.†	2,182	151,387
Dell Technologies, Inc., Class C	421	51,615
F5, Inc.*	39	11,479
Hewlett Packard Enterprise Co.	781	15,971
HP, Inc.†	575	14,065
Jabil, Inc.	80	17,448
Juniper Networks, Inc.	196	7,826
Keysight Technologies, Inc.*	54	8,848
Motorola Solutions, Inc.	35	14,716
NetApp, Inc.†	133	14,171
Ralliant Corp.*	34	1,665
Seagate Technology Holdings PLC (Ireland)	124	17,897
Super Micro Computer, Inc.*	21	1,029
TE Connectivity PLC (Ireland)	160	26,987
Teledyne Technologies, Inc.*	13	6,660
Western Digital Corp.	208	13,310
Zebra Technologies Corp., Class A*	31	9,559
		723,176
Telecommunication Services — 5.3%
AT&T, Inc.†	3,286	95,097
T-Mobile US, Inc.†	455	108,408
Verizon Communications, Inc.†	1,594	68,973
		272,478
Transportation — 2.2%
Delta Air Lines, Inc.	376	18,492
Expeditors International of Washington, Inc.	79	9,026
FedEx Corp.†	140	31,823
Union Pacific Corp.	7	1,611
United Airlines Holdings, Inc.*	4	318
United Parcel Service, Inc., Class B	504	50,874
		112,144
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 1.7%
Constellation Energy Corp.†	96	$ 30,985
NRG Energy, Inc.	113	18,145
PG&E Corp.	199	2,774
Vistra Corp.	195	37,793
		89,697
TOTAL COMMON STOCKS (Cost $5,631,299)		7,034,734
SHORT-TERM INVESTMENT — 2.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%(a)	129,692	129,692
TOTAL SHORT-TERM INVESTMENT (Cost $129,692)		129,692

TOTAL LONG POSITIONS - 138.0% (Cost $5,760,991)		7,164,426
SHORT POSITIONS — (37.7)%
COMMON STOCKS — (37.7)%
Automobiles & Components — (0.2)%
Ford Motor Co.	(787)	(8,539)
Capital Goods — (4.4)%
Axon Enterprise, Inc.*	(16)	(13,247)
Boeing Co. (The)*	(153)	(32,058)
Builders FirstSource, Inc.*	(23)	(2,684)
Carrier Global Corp.	(156)	(11,418)
Deere & Co.	(35)	(17,797)
Eaton Corp. PLC (Ireland)	(75)	(26,774)
Fastenal Co.	(236)	(9,912)
GE Vernova, Inc.	(27)	(14,287)
Hubbell, Inc.	(11)	(4,492)
Huntington Ingalls Industries, Inc.	(9)	(2,173)
Lennox International, Inc.	(8)	(4,586)
Northrop Grumman Corp.	(18)	(9,000)
Otis Worldwide Corp.	(34)	(3,367)
PACCAR, Inc.	(107)	(10,171)
Pentair PLC (Ireland)	(33)	(3,388)
Quanta Services, Inc.	(29)	(10,964)
Rockwell Automation, Inc.	(23)	(7,640)
Trane Technologies PLC (Ireland)	(44)	(19,246)
TransDigm Group, Inc.	(12)	(18,248)
Xylem, Inc.	(44)	(5,692)
		(227,144)
Commercial & Professional Services — (1.6)%
Cintas Corp.	(81)	(18,052)
Copart, Inc.*	(78)	(3,827)
Dayforce, Inc.*	(33)	(1,828)
Equifax, Inc.	(26)	(6,744)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Republic Services, Inc.	(62)	$ (15,290)
Rollins, Inc.	(123)	(6,940)
Verisk Analytics, Inc.	(31)	(9,657)
Waste Management, Inc.	(83)	(18,992)
		(81,330)
Consumer Discretionary Distribution & Retail — (0.9)%
AutoZone, Inc.*	(3)	(11,137)
Genuine Parts Co.	(27)	(3,275)
LKQ Corp.	(52)	(1,925)
O'Reilly Automotive, Inc.*	(180)	(16,223)
Pool Corp.	(8)	(2,332)
Ross Stores, Inc.	(47)	(5,996)
Tractor Supply Co.	(110)	(5,805)
		(46,693)
Consumer Durables & Apparel — (0.4)%
DR Horton, Inc.	(65)	(8,380)
NVR, Inc.*	(1)	(7,386)
PulteGroup, Inc.	(42)	(4,429)
		(20,195)
Consumer Services — (1.7)%
Airbnb, Inc., Class A*	(123)	(16,278)
Chipotle Mexican Grill, Inc.*	(280)	(15,722)
Domino's Pizza, Inc.	(8)	(3,605)
DoorDash, Inc., Class A*	(46)	(11,340)
Hilton Worldwide Holdings, Inc.	(48)	(12,784)
Las Vegas Sands Corp.	(140)	(6,091)
MGM Resorts International*	(60)	(2,063)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(88)	(1,785)
Starbucks Corp.	(230)	(21,075)
		(90,743)
Consumer Staples Distribution & Retail — (0.9)%
Costco Wholesale Corp.	(40)	(39,597)
Walmart, Inc.	(65)	(6,356)
		(45,953)
Energy — (2.3)%
ConocoPhillips	(260)	(23,332)
Coterra Energy, Inc.	(151)	(3,832)
Diamondback Energy, Inc.	(59)	(8,107)
Expand Energy Corp.	(48)	(5,613)
Hess Corp.	(63)	(8,728)
Marathon Petroleum Corp.	(62)	(10,299)
ONEOK, Inc.	(124)	(10,122)
Phillips 66	(81)	(9,663)
Targa Resources Corp.	(49)	(8,530)
Texas Pacific Land Corp.	(4)	(4,226)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Valero Energy Corp.	(63)	$ (8,469)
Williams Cos., Inc. (The)	(263)	(16,519)
		(117,440)
Equity Real Estate Investment Trusts (REITs) — (2.4)%
American Tower Corp.	(95)	(20,997)
AvalonBay Communities, Inc.	(29)	(5,902)
BXP, Inc.	(33)	(2,227)
Camden Property Trust	(24)	(2,705)
Crown Castle, Inc.	(89)	(9,143)
Digital Realty Trust, Inc.	(68)	(11,854)
Equinix, Inc.	(22)	(17,500)
Equity Residential	(76)	(5,129)
Essex Property Trust, Inc.	(13)	(3,684)
Extra Space Storage, Inc.	(44)	(6,487)
Healthpeak Properties, Inc.	(2)	(35)
Host Hotels & Resorts, Inc.	(140)	(2,150)
Invitation Homes, Inc.	(126)	(4,133)
Iron Mountain, Inc.	(63)	(6,462)
Mid-America Apartment Communities, Inc.	(24)	(3,552)
Public Storage	(35)	(10,270)
SBA Communications Corp.	(22)	(5,166)
Simon Property Group, Inc.	(12)	(1,929)
UDR, Inc.	(66)	(2,695)
Weyerhaeuser Co.	(150)	(3,854)
		(125,874)
Financial Services — (0.5)%
FactSet Research Systems, Inc.	(8)	(3,578)
Fidelity National Information Services, Inc.	(108)	(8,792)
Jack Henry & Associates, Inc.	(15)	(2,703)
MarketAxess Holdings, Inc.	(8)	(1,787)
MSCI, Inc.	(18)	(10,381)
		(27,241)
Food, Beverage & Tobacco — (0.8)%
Archer-Daniels-Midland Co.	(96)	(5,067)
Coca-Cola Co. (The)	(96)	(6,792)
Hershey Co. (The)	(41)	(6,804)
Hormel Foods Corp.	(109)	(3,297)
J M Smucker Co. (The)	(22)	(2,160)
Lamb Weston Holdings, Inc.	(28)	(1,452)
McCormick & Co., Inc., non-voting shares	(55)	(4,170)
Monster Beverage Corp.*	(200)	(12,528)
		(42,270)
Health Care Equipment & Services — (3.2)%
Abbott Laboratories	(164)	(22,306)
Align Technology, Inc.*	(15)	(2,840)
Boston Scientific Corp.*	(43)	(4,619)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cooper Cos., Inc. (The)*	(41)	$ (2,917)
Dexcom, Inc.*	(85)	(7,420)
Edwards Lifesciences Corp.*	(121)	(9,463)
HCA Healthcare, Inc.	(49)	(18,772)
Henry Schein, Inc.*	(25)	(1,826)
IDEXX Laboratories, Inc.*	(18)	(9,654)
Insulet Corp.*	(15)	(4,713)
Intuitive Surgical, Inc.*	(54)	(29,344)
Labcorp Holdings, Inc.	(17)	(4,463)
ResMed, Inc.	(30)	(7,740)
STERIS PLC (Ireland)	(22)	(5,285)
Stryker Corp.	(77)	(30,463)
Zimmer Biomet Holdings, Inc.	(40)	(3,648)
		(165,473)
Household & Personal Products — (0.2)%
Church & Dwight Co., Inc.	(50)	(4,805)
Kenvue, Inc.	(390)	(8,163)
		(12,968)
Insurance — (1.2)%
Allstate Corp. (The)	(54)	(10,871)
American International Group, Inc.	(130)	(11,127)
Arch Capital Group Ltd. (Bermuda)	(72)	(6,555)
Chubb Ltd. (Switzerland)	(54)	(15,645)
Erie Indemnity Co., Class A	(11)	(3,815)
Everest Group Ltd. (Bermuda)	(9)	(3,059)
Principal Financial Group, Inc.	(45)	(3,574)
Prudential Financial, Inc.	(71)	(7,628)
Willis Towers Watson PLC (Ireland)	(4)	(1,226)
		(63,500)
Materials — (1.9)%
Air Products and Chemicals, Inc.	(46)	(12,975)
Albemarle Corp.	(24)	(1,504)
Ball Corp.	(26)	(1,458)
Dow, Inc.	(142)	(3,760)
Ecolab, Inc.	(57)	(15,358)
Freeport-McMoRan, Inc.	(293)	(12,702)
International Paper Co.	(105)	(4,917)
Linde PLC (Ireland)	(10)	(4,692)
Martin Marietta Materials, Inc.	(13)	(7,137)
Nucor Corp.	(47)	(6,088)
Sherwin-Williams Co. (The)	(52)	(17,855)
Steel Dynamics, Inc.	(32)	(4,096)
Vulcan Materials Co.	(27)	(7,042)
		(99,584)
Media & Entertainment — (0.5)%
Live Nation Entertainment, Inc.*	(49)	(7,413)
News Corp., Class A	(113)	(3,358)
Take-Two Interactive Software, Inc.*	(22)	(5,343)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
TKO Group Holdings, Inc.	(17)	$ (3,093)
Warner Bros Discovery, Inc.*	(498)	(5,707)
		(24,914)
Pharmaceuticals, Biotechnology & Life Sciences — (2.6)%
AbbVie, Inc.	(163)	(30,256)
Agilent Technologies, Inc.	(61)	(7,199)
Amgen, Inc.	(7)	(1,954)
Bio-Techne Corp.	(36)	(1,852)
Eli Lilly & Co.	(51)	(39,756)
Mettler-Toledo International, Inc.*	(5)	(5,874)
Moderna, Inc.*	(78)	(2,152)
Revvity, Inc.	(25)	(2,418)
Vertex Pharmaceuticals, Inc.*	(52)	(23,150)
Waters Corp.*	(13)	(4,538)
West Pharmaceutical Services, Inc.	(15)	(3,282)
Zoetis, Inc.	(90)	(14,035)
		(136,466)
Real Estate Management & Development — (0.1)%
CoStar Group, Inc.*	(88)	(7,075)
Semiconductors & Semiconductor Equipment — (1.4)%
Analog Devices, Inc.	(36)	(8,569)
Enphase Energy, Inc.*	(27)	(1,070)
First Solar, Inc.*	(22)	(3,642)
Intel Corp.	(881)	(19,734)
Microchip Technology, Inc.	(107)	(7,530)
NXP Semiconductors NV (Netherlands)	(39)	(8,521)
Texas Instruments, Inc.	(114)	(23,669)
		(72,735)
Software & Services — (4.5)%
Akamai Technologies, Inc.*	(29)	(2,313)
Autodesk, Inc.*	(42)	(13,002)
Cadence Design Systems, Inc.*	(55)	(16,948)
Crowdstrike Holdings, Inc., Class A*	(32)	(16,298)
Fair Isaac Corp.*	(4)	(7,312)
International Business Machines Corp.†	(31)	(9,138)
Intuit, Inc.	(31)	(24,416)
Oracle Corp.	(109)	(23,831)
Palo Alto Networks, Inc.*	(140)	(28,650)
PTC, Inc.*	(26)	(4,481)
Salesforce, Inc.	(108)	(29,450)
ServiceNow, Inc.*	(20)	(20,562)
Synopsys, Inc.*	(31)	(15,893)
Tyler Technologies, Inc.*	(10)	(5,928)
Workday, Inc., Class A*	(54)	(12,960)
		(231,182)
Technology Hardware & Equipment — (0.3)%
Amphenol Corp., Class A	(46)	(4,543)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Concluded)
June 30, 2025
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Corning, Inc.	(161)	$ (8,467)
Trimble, Inc.*	(48)	(3,647)
		(16,657)
Transportation — (1.4)%
CH Robinson Worldwide, Inc.	(16)	(1,535)
CSX Corp.	(205)	(6,689)
JB Hunt Transport Services, Inc.	(21)	(3,016)
Norfolk Southern Corp.	(46)	(11,775)
Old Dominion Freight Line, Inc.	(45)	(7,303)
Southwest Airlines Co.	(114)	(3,698)
Uber Technologies, Inc.*	(417)	(38,906)
		(72,922)
Utilities — (4.3)%
AES Corp. (The)	(144)	(1,515)
Alliant Energy Corp.	(61)	(3,689)
Ameren Corp.	(62)	(5,954)
American Electric Power Co., Inc.	(124)	(12,866)
American Water Works Co., Inc.	(41)	(5,704)
Atmos Energy Corp.	(33)	(5,086)
CenterPoint Energy, Inc.	(137)	(5,033)
CMS Energy Corp.	(70)	(4,850)
Consolidated Edison, Inc.	(72)	(7,225)
Dominion Energy, Inc.	(173)	(9,778)
DTE Energy Co.	(42)	(5,563)
Duke Energy Corp.	(158)	(18,644)
Edison International	(90)	(4,644)
Entergy Corp.	(100)	(8,312)
Evergy, Inc.	(51)	(3,515)
Eversource Energy	(102)	(6,489)
Exelon Corp.	(204)	(8,858)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
FirstEnergy Corp.	(136)	$ (5,475)
NextEra Energy, Inc.	(425)	(29,504)
NiSource, Inc.	(97)	(3,913)
Pinnacle West Capital Corp.	(26)	(2,326)
PPL Corp.	(158)	(5,355)
Public Service Enterprise Group, Inc.	(107)	(9,007)
Sempra	(135)	(10,229)
Southern Co. (The)	(226)	(20,754)
WEC Energy Group, Inc.	(79)	(8,232)
Xcel Energy, Inc.	(133)	(9,057)
		(221,577)
TOTAL COMMON STOCKS (Proceeds $1,788,185)		(1,958,475)

TOTAL SHORT POSITIONS - (37.7)% (Proceeds $1,788,185)		(1,958,475)
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(14,931)
NET ASSETS - 100.0%		$5,191,020

(a)	Rate disclosed is the 7-day yield at June 30, 2025.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2025.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.